UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York	10017
(Address of principal executive offices)	(Zip code)

Lisa Snow, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item 1.	Reports to Stockholders.

2004 ANNUAL REPORT

TIAA-CREF

LIFE FUNDS

DECEMBER 31, 2004

Audited financial statements including summary portfolios of investments

Growth Equity	Large-Cap Value

Growth & Income	Small-Cap Equity

International Equity	Real Estate Securities

Stock Index	Bond

Social Choice Equity	Money Market

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The Investment Company Act of 1940 requires the TIAA-CREF Life Separate Account VA-1 and Separate Account VLI-1 to provide investors with periodic reports on the financial condition and portfolio holdings of the funds in which the accounts invest. The funding vehicles for the accounts are the TIAA-CREF Life Funds. The returns of the TIAA-CREF Life Funds shown here do not include the administrative expense and mortality and expense risk charges deducted under the Personal Annuity Select, Lifetime Variable Select, Variable Universal Life and Single Premium Immediate Annuities contracts. Because of these additional deductions, the returns on the investment accounts offered through the contracts that invest in these funds are lower, for the same periods, than the figures shown here.

PERFORMANCE OVERVIEW AS OF 12/31/2004

		Average annual compound rates of total return
	Inception date	1 year	5 years	Since inception
EQUITIES
Growth Equity Fund	4/3/2000	6.39%	—	–12.28%
Growth & Income Fund	4/3/2000	9.94	—	–4.17
International Equity Fund	4/3/2000	17.72	—	–4.08
Stock Index Fund	1/4/1999	11.89	–1.14%	2.27
Social Choice Equity Fund	4/3/2000	12.39	—	–1.73
Large-Cap Value Fund	10/28/2002	20.76	—	25.22
Small-Cap Equity Fund	10/28/2002	19.83	—	32.35
Real Estate Securities Fund	10/28/2002	32.98	—	35.82

FIXED INCOME
Bond Fund	7/8/2003	4.21	—	3.27
Money Market Fund*	7/8/2003	1.34	—	1.23

NET ANNUALIZED YIELD (30-day period ended 12/31/2004)		NET ANNUALIZED YIELD (7-day period ended 12/28/2004)

	Effective		Current	Effective
Bond Fund	4.17%	Money Market*	2.17%	2.19%

*	Investments in the TIAA-CREF Life Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

A better way to keep track of your investments

If you received this report by e-delivery, it has reached you faster than ever before. In addition, you now have the option of saving it electronically. That way, if you want to refer to it a month or a year from now, you can access it quickly on your computer.

If you did not receive this report electronically, you can sign up for e-delivery at www.tiaa-cref.org/howto/edelivery.html. It takes only a few minutes and will enable you to get future reports as soon as they are completed, rather than waiting for them to be printed, bound and delivered by mail.

We want to remind you that, beginning with the 2004 Semiannual Report, which was published at the end of August, our financial reports list each fund’s 50 largest holdings or any holding that constitutes more than 1% of a fund’s investment portfolio. A complete list of each fund’s holdings is on file with the Securities and Exchange Commission. To obtain this information, please see details on page four. On page six, we have added a risk glossary to help you better understand the risks of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. Please visit the Web Center at www.tiaa-cref.org, or call 800 223-1200 for a prospectus that contains this and other important information. We urge you to read it carefully before investing.

Contents

Report on TIAA-CREF Life Funds	2

More information about the report	4

Special terms	5

Understanding investment risk	6

Important information about expenses	8

Fund performance
Growth Equity Fund	9
Growth & Income Fund	13
International Equity Fund	17
Stock Index Fund	21
Social Choice Equity Fund	25
Large-Cap Value Fund	29
Small-Cap Equity Fund	33
Real Estate Securities Fund	37
Bond Fund	41
Money Market Fund	45

Report of management responsibility	49

Report of the audit committee	50

Summary portfolios of investments	51

Financial statements
Statements of assets and liabilities	88
Statements of operations	92
Statements of changes in net assets	96
Financial highlights	104
Notes to financial statements	113
Report of independent registered public accounting firm	120

Additional information	121

Management	124

How to reach us	Inside back cover

Report on TIAA-CREF Life Funds

Both U.S. and foreign stocks posted double-digit returns during 2004, with most of their advance occurring during a year-end rally. As of December 31, 2004, the Russell 3000® Index, which tracks the broad U.S. market, was up 11.95%. The MSCI EAFE® Index, which tracks stocks in 21 developed nations excluding the United States, gained 20.25% in dollar terms.

During the first three quarters of 2004, lofty stock valuations were making investors cautious, while higher interest rates and rising oil prices threatened economic growth in the United States and among its chief trading partners. Inflation fears during the second quarter caused the largest single-quarter decline in the return of 10-year Treasury notes in a decade. As of September 30, 2004, the Russell 3000 had gained only 1.62% and the EAFE 4.27%.

When oil prices backed off their late-October highs and earnings at U.S. companies soared, these encouraging signs set off a vigorous rally. Driven by strong performance in the financial, technology and health care sectors, the Russell 3000 Index returned 10.16% for the fourth quarter and 11.95% for the year, producing gains in consecutive years for the first time since 1999. Bonds rallied too, and 10-year Treasuries ended the year with a return of 5.1%.

The stocks of the Russell 3000 have now produced an average annual return of 12.00% over the last ten years, while the Lehman Brothers U.S. Aggregate Index, which tracks the broad investment-grade bond market, has posted an average return of 7.71% during the same period. But, as the most recent year demonstrated, underlying market movements are far from smooth. In 2004, 85% of the Russell 3000’s return occurred in the fourth quarter.

Such performance underscores the need for a long-term investor to remain fully invested at all times. Money managers who maintained sizable cash holdings during the fourth quarter risked missing the year’s largest gains. TIAA-CREF’s commitment to being fully invested and our consistent approach enabled seven of our ten funds to post returns within one percentage point of their benchmarks.

The following pages provide a detailed explanation of how the TIAA-CREF Life Funds performed during 2004. Our equity funds participated in the fourth quarter’s broad-based advance, with returns ranging from 6.39% for the Growth Equity Fund to 32.98% for the Real Estate Securities Fund. The Bond Fund was also boosted by a year-end rally and returned 4.21%.

2    |  2004 Annual Report  TIAA-CREF Life Funds

Scott C. Evans

Executive Vice President and

Chief Investment Officer

The Federal Reserve’s five increases in short-term interest rates lifted money market rates during the second half of the year, and the Money Market Fund posted a return of 1.34%.

While our funds benefited by remaining true to their investment objectives during the past year, we have enhanced the methods used to achieve them. In 2004 we conducted a comprehensive strategic review to evaluate the organizational structure of our investment operations. As a result, we made a number of changes to improve the collaboration among our investment managers and with other parts of TIAA-CREF.

We also made several key appointments within the investment area, including the choice of Susan Ulick as head of Equity Investments. She now oversees the management of all equity investments, including research, analysis and trading. Her depth of experience, as previous head of equity research at CREF, enabled us to make further improvements in our fund management process.

Under Ms. Ulick’s guidance, we have seen outstanding returns from a number of our equity funds, including the Life Funds’ Large-Cap Value Fund, which posted a 20.76% return for the year. In addition, the new management team that assumed responsibility for the Growth Equity Fund in 2003 has improved that fund’s performance, relative to its benchmark index.

In our efforts to add value in each of our investment offerings, we will continue to ensure that our investment group has the structure and resources to help meet the demands of today’s complex marketplace.

Scott C. Evans
Executive Vice President and Chief Investment Officer

TIAA-CREF Life Funds  2004 Annual Report  |    3

More information about the report

Portfolio listings

SEC rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings as they did previously. Companies will continue to file complete listings with the SEC, and these will remain available to investors.

You can obtain a complete list of the TIAA-CREF Life Funds holdings (called “TIAA-CREF Life Funds Statement of Investments”) as of the most recently completed fiscal quarter (currently for the period ended December 31, 2004) in the following ways:

•	by visiting the TIAA-CREF Web Center at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

For the period ended December 31, 2004, and for other reporting periods, you can also obtain a complete listing of TIAA-CREF Life Funds holdings on Form N-CSR (for periods ended either June 30 or December 31) or on Form N-Q (for the most recently completed fiscal quarter, either March 31 or September 30):

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s Web site at www.sec.gov; or

•	at the SEC’s Public Reference Room (call 800 SEC-0330 for more information).

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our Web Center at www.tiaa-cref.org or on the SEC Web site at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the twelve months ended June 30, 2004, can be found at our Web Center or at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact/Help link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day operations of the funds.

4    |  2004 Annual Report  TIAA-CREF Life Funds

Special terms

Agency securities are bonds issued by U.S. government entities such as the Federal National Mortgage Association (Fannie Mae).

Annuities are designed for retirement savings or for other long-term goals. They offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed, and the payment amounts will rise or fall depending on investment returns.

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or S&P 500® Index, used to compare the performance of an investment.*

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations and other borrowers. Maturities range from 1 to 270 days.

Expense ratio is the amount that investors pay for the management of a mutual fund. The amount is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages issued by the Government National Mortgage Association (Ginnie Mae), Fannie Mae or other federal entities.

Overweight holding refers to a fund’s investment in a security that is larger, in percentage terms, than that security’s percentage of a benchmark, in terms of market capitalization. Fund managers may overweight those securities they think will produce higher returns than the benchmark. See also “Underweight holding.”

Peer groups are groupings of mutual funds with a similar objective whose performance is compared with the performance of a single mutual fund.

Relative performance is the return of a mutual fund in relation to the return of its benchmark index.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed income”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the fund’s holdings.

Underweight holding refers to a fund’s investment in a security that is smaller, in percentage terms, than that security’s percentage of a benchmark, in terms of market capitalization. Fund managers may underweight those securities they think will produce lower returns than the benchmark. See also “Overweight holding.”

*	Russell 3000 is a trademark and service mark of the Frank Russell Company. S&P 500 Index is a registered trademark and a service mark of the McGraw-Hill Companies, Inc.

TIAA-CREF Life Funds  2004 Annual Report  |    5

Understanding investment risk

All investing involves an element of risk. For example, ordinary Treasury bonds, whose principal and interest are guaranteed by the U.S. government, are generally considered among the safest of investments. Even so, in periods of high inflation, owners of these bonds run the risk that the purchasing power of their principal and interest may erode over time.

Some kinds of risk apply to all investments; others affect only particular types of securities. For example, the price of any publicly traded security, such as a stock or a bond, may decline in response to general market and economic conditions or events; this is referred to as “market risk.” On the other hand, the risk that a company may be unable to pay principal and interest on its bonds, which is termed “credit risk,” clearly applies to bonds but not to stocks.

In general, a fund that invests in stocks is subject to market risk and company risk. The parts of the stock market in which an individual fund operates may subject it to additional risks. A fund that invests in bonds is subject to market risk, interest rate risk, credit risk and income risk, and, as with stocks, operating in certain parts of the market may involve special risks. For a full explanation of the funds’ risks, please see the prospectus.

The glossary below describes the general investment risks mentioned above, as well as the special risks noted under the heading “Special investment risks” in the discussion of each fund. We hope it will help you make the investment choices best suited to your financial situation and risk tolerance.

Company risk (often called financial risk) is the risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value over short or extended periods of time.

Credit risk (a type of company risk) is the risk that a decline in a company’s overall financial soundness may make it unable to pay principal and interest on bonds when due.

Current income risk is the risk that the income of the fund may fall as a result of a decline in interest rates.

Dividend risk is the risk associated with investments in stocks paying relatively high dividends. These stocks may significantly underperform other stocks during periods of rapid market appreciation.

Foreign investment risks are the risks of investing in securities of foreign issuers, securities or contracts traded on foreign exchanges or in foreign markets, or securities or contracts payable in foreign currency. Foreign investing involves special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates. These risks may be magnified when investing in emerging markets.

Growth investing risk is the risk that, due to their relatively high valuations, growth stocks will be more volatile than value stocks. Also, because the value of growth companies is generally a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

6    |  2004 Annual Report  TIAA-CREF Life Funds

Income risk is the risk that falling interest rates will cause the fund’s income to decline.

Index risk is the risk that the fund’s performance will not match its index for any period of time. Although a fund may attempt to closely track the investment performance of its benchmark index, it may not duplicate the composition of this index. In addition, the fund’s performance, unlike that of its index, is affected by investment and other operating expenses.

Interest rate risk (a type of market risk) is the risk that the value or yield of fixed-income securities may decline if interest rates change.

Large-cap risk is the risk that a fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all.

Market risk is the risk that the price of securities may decline in response to general market and economic conditions or events.

Prepayment and extension risk is the risk of loss arising from changes in duration for certain fixed-income securities that allow for prepayment or extension.

Real estate investing risks are the risks associated with real estate ownership, including fluctuations in property values, higher expenses or lower income than expected, and potential environmental problems and liability.

Real estate securities risk is the risk that, because this fund concentrates in one industry and holds securities of relatively few issuers, it may experience greater fluctuations in value and may be subject to a greater risk of loss than other mutual funds.

Reorganization risk is the risk that stocks of companies involved in reorganizations and other special situations can experience more volatility than ordinary securities. Accordingly, the fund’s performance is often more volatile than the overall stock market, and it could significantly outperform or underperform the stock market during any particular period.

Small/mid-cap risk is the risk that the securities of smaller companies may experience steeper fluctuations in price than those of larger companies. These securities may also have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities.

Socially screened investing risk is the possibility that, because its social screens exclude some investments, a fund may not be able to take advantage of the same opportunities or market trends as funds that do not use such criteria.

Style risk is the risk that the fund’s growth investing or value investing style falls out of favor with investors for a period of time.

Value investing risks are the risks that (1) the issuer’s potential business prospects are not realized; (2) the securities’ potential values are never recognized by the market; and (3) due to unanticipated problems associated with the issuer or industry, they are appropriately priced (or overpriced) when acquired.

TIAA-CREF Life Funds  2004 Annual Report  |    7

Important information about expenses

DISCLOSURE

Shareholders in the TIAA-CREF Life Funds incur only one of two potential types of costs.

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, they do incur ongoing costs, including management fees and other fund expenses.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples.

The examples that appear on the Performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other funds.

The examples assume $1,000 was invested on July 1, 2004, and held for six months until December 31, 2004.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses—which is not the fund’s actual return.

Do not use the hypothetical fund values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual fund with the ongoing costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

8    |  2004 Annual Report  TIAA-CREF Life Funds

Growth Equity Fund  |  Large-cap growth stocks

DISCUSSION

Performance in the twelve months ended December 31, 2004

The Growth Equity Fund returned 6.39% for the year, edging the fund’s benchmark, the Russell 1000® Growth Index, which returned 6.30%, but trailing the 7.64% average return of similar funds, as measured by the Morningstar Large Growth category.

Growth underperforms value

During 2004, U.S. stock investors favored large-cap value stocks over their growth counterparts, marking the fifth consecutive year that value led growth in the large-cap category. The predominantly large-cap Russell 1000 Value Index posted a 16.49% return for the year. Its strong performance relative to the Russell 1000 Growth Index was a sharp contrast to last year, when the 29.75% return of large-cap growth stocks nearly matched the 30.03% return of large-cap value issues.

Most of the year’s gains occurred in the fourth quarter. In fact, the Russell 1000 Growth Index was in negative territory as of September 30. A year-end rally lifted large-cap stocks along with the rest of the market. During the fourth quarter, the Russell 1000 Growth Index jumped 9.17%, while the Russell 1000 Value Index climbed 10.38%.

Among growth stocks, the Russell 1000 Growth Index lagged both the 14.31% return of the small-cap Russell 2000® Growth Index and the 15.48% return of the Russell Midcap® Growth Index.

Fund contributors and detractors

Performance relative to the benchmark’s was helped by overweight holdings in many stocks that outperformed the benchmark, including Starwood Hotels & Resorts, eBay, St. Jude Medical and Aetna. A position in agricultural-supply giant Monsanto, a stock not held in the benchmark, was the largest single contributor to fund returns. The fund also benefited from its below-benchmark weightings in stocks such as Merck, Intel and Coca-Cola.

These positive contributions to relative performance were partially offset by returns from a number of stocks that failed to perform as anticipated. These included Novellus Systems, a semiconductor manufacturer; Forest Laboratories, a pharmaceuticals company; and Intuit, a financial software maker. The fund had larger weightings of these stocks than the benchmark. Underweight holdings in several stocks that produced strong returns, such as UnitedHealth Group and American International Group, also detracted from performance.

The fund invested 3.79% of its total invested assets in foreign securities as of December 31, 2004.

TIAA-CREF Life Funds  2004 Annual Report  |    9

Growth Equity Fund  |  Large-cap growth stocks

Investment objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks including growth investing risk, large-cap risk, style risk, foreign investment risks and reorganization risk. For a further discussion of risk, please see page six.

The fund’s benchmark

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Growth Index represents those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 12/31/2004

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	since inception[1]
Growth Equity Fund	6.39%	–12.28%	–46.39%
Benchmark:
Russell 1000 Growth Index[2]	6.30	–11.04	–42.68
Peer group:
Morningstar Large Growth	7.64	–9.55	–35.95

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: 4/3/2000
[2]	Russell 1000 is a trademark and service mark of the Frank Russell Company.

10    |  2004 Annual Report  TIAA-CREF Life Funds

PERFORMANCE

$10,000 since 4/3/2000 inception

An investment of $10,000 in this fund on April 3, 2000, would be worth $5,361 as of December 31, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 15.72%, for the quarter ended December 31, 2001

Worst quarter: –22.60%, for the quarter ended March 31, 2001

*	Partial year

TIAA-CREF Life Funds  2004 Annual Report  |    11

Growth Equity Fund  |  Large-cap growth stocks

PERFORMANCE

Fund expenses—six months ended December 31, 2004

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on July 1, 2004, and held for six months until December 31, 2004. Please see page eight for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Growth Equity Fund expense example
	Starting fund value (7/1/04)	Ending fund value (12/31/04)	Expenses paid† (7/1/04- 12/31/04)
Actual return	$1,000.00	$1,041.98	$1.28
5% annual hypothetical return	1,000.00	1,023.72	1.27

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period is 0.25%.

Fund facts

Inception date	4/3/2000
Net assets (12/31/2004)	$28.28 million
2004 actual expense ratio*	0.25%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Portfolio breakdown by company size

Capitalization as of 12/31/2004	Percent of net assets
Large: over $5 billion	91.84
Middle: $1 billion-$5 billion	8.12
Small: under $1 billion	0.04

Total	100.00

12    |  2004 Annual Report  TIAA-CREF Life Funds

Growth & Income Fund  |  Large-cap, dividend-paying stocks

DISCUSSION

Performance in the twelve months ended December 31, 2004

The Growth & Income Fund returned 9.94% for the year, trailing the fund’s benchmark, the S&P 500® Index, which advanced 10.88%, and in line with the 9.96% average return of similar funds, as measured by the Morningstar Large Blend category.

Late rally boosts S&P 500

After posting a 28.68% advance in 2003, the S&P 500 Index lost ground during the first nine months of 2004. A broad-based fourth-quarter rally lifted prices for U.S. stocks, enabling the large-cap stocks of the S&P 500 to post a double-digit return for the year. Returns were driven by the energy sector of the index, which was up 28.77%.

Large-cap stocks trailed the overall market, as measured by the Russell 3000® Index, which posted an 11.95% return for the year, helped by strong performance among small- and mid-cap stocks.

Stock selection hampers results

Detracting from the fund’s return were underperforming stocks including semiconductor manufacturer Novellus, Fannie Mae and Cisco Systems. The fund held larger amounts of these stocks than their index weightings, but they did not perform as anticipated. An underweight in Apple Computer, which posted a positive return, further hindered the fund’s return. In addition, performance was restrained by a position in Taiwan Semiconductor, a stock that was not in the S&P 500.

Relative performance benefited from overweight holdings in many stocks that outperformed the benchmark, including agricultural-supply giant Monsanto (the top individual contributor), Aetna and St. Jude Medical. Positions in several stocks not held by the benchmark, including Lyondell Chemical and Vinci, a French construction and engineering firm, also added value. However, these contributions failed to lift the fund’s return above that of the benchmark.

The fund invested 0.37% of its total invested assets in foreign securities as of December 31, 2004.

TIAA-CREF Life Funds  2004 Annual Report  |    13

Growth & Income Fund  |  Large-cap, dividend-paying stocks

Investment objective

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks including foreign investment risks, income risk, large-cap risk and dividend risk. For a further discussion of risk, please see page six.

The fund’s benchmark

The S&P 500® Index includes a representative sample of 500 leading companies in leading industries of the U.S. economy. You cannot invest directly in this index.

Performance as of 12/31/2004

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	since inception[1]
Growth & Income Fund	9.94%	–4.17%	–18.33%
Benchmark:
S&P 500 Index[2]	10.88	–2.88	–12.97
Peer group:
Morningstar Large Blend	9.96	–2.64	–10.79

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: 4/3/2000
[2]	S&P 500 Index is a registered trademark and a service mark of the McGraw-Hill Companies, Inc.

14    |  2004 Annual Report  TIAA-CREF Life Funds

PERFORMANCE

$10,000 since 4/3/2000 inception

An investment of $10,000 in this fund on April 3, 2000, would be worth $8,167 as of December 31, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 14.09%, for the quarter ended June 30, 2003

Worst quarter: –16.56%, for the quarter ended September 30, 2002

*	Partial year

TIAA-CREF Life Funds  2004 Annual Report  |    15

Growth & Income Fund  |  Large-cap, dividend-paying stocks

PERFORMANCE

Fund expenses–six months ended December 31, 2004

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on July 1, 2004, and held for six months until December 31, 2004. Please see page eight for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Growth & Income Fund expense example
	Starting fund value (7/1/04)	Ending fund value (12/31/04)	Expenses paid† (7/1/04-12/31/04)
Actual return	$1,000.00	$1,071.09	$1.20
5% annual hypothetical return	1,000.00	1,023.82	1.17

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period is 0.23%.

Fund facts

Inception date	4/3/2000
Net assets (12/31/2004)	$47.75 million
2004 actual expense ratio*	0.23%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Portfolio breakdown by company size

Capitalization as of 12/31/2004	Percent of net assets
Large: over $5 billion	89.43
Middle: $1 billion-$5 billion	8.85
Small: under $1 billion	1.72

Total	100.00

16    |  2004 Annual Report  TIAA-CREF Life Funds

International Equity Fund  |  Foreign stocks

DISCUSSION

Performance in the twelve months ended December 31, 2004

The International Equity Fund returned 17.72% for the year. The fund’s benchmark, the MSCI EAFE® Index, returned 20.25%, versus the 17.59% average return of similar funds, as measured by the Morningstar Foreign Large Blend category.

Surging foreign currencies magnify returns

Foreign stocks, as measured by the EAFE index, outpaced U.S. stocks for the third consecutive year. The Russell 3000® Index, a broad measure of the U.S. stock market, returned 11.95% during 2004.

Over the first three quarters, investors worried about rising oil prices, higher interest rates and ongoing geopolitical problems. As of September 30, the EAFE posted a modest year-to-date return of 5.47% in terms of local currencies, but the strength of the dollar reduced this gain to 4.27% for U.S. investors.

Most of the EAFE’s strong advance came in the fourth quarter. The European component of the index, which represents more than two-thirds of its market capitalization, jumped 15.92% in the fourth quarter, while the Japanese component climbed 13.08%.

These returns were bolstered by a surge in the values of the euro, pound and yen versus the dollar. Overall, currency factors more than doubled the EAFE’s fourth-quarter return, from 6.83% in terms of local currencies to 15.32% in dollar terms.

Contributors and detractors

During the first six months of the year, successful stock selections enabled the fund to post a return of 5.36%, topping the benchmark’s 4.56% return. In the year’s second half, stock selections that did not perform as anticipated prevented the fund from keeping pace with the benchmark. The biggest detractors from relative performance overall included overweight holdings in British food service company Compass Group, Swiss semiconductor maker STMicroelectronics and Italian automobile manufacturer Fiat.

The negative effects of these holdings were partly offset by the fund’s greater-than-benchmark weightings in a number of European stocks that performed well, including French construction and engineering firm Vinci, German real estate financing company Hypo Real Estate Holding and German pharmaceutical wholesaler Celesio.

TIAA-CREF Life Funds  2004 Annual Report  |    17

International Equity Fund  |  Foreign stocks

Investment objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks including foreign investment risks and small/mid-cap risk. For a further discussion of risk, please see page six.

The fund’s benchmark

The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index tracks the performance of stocks in 21 developed countries around the world, excluding the United States and Canada. You cannot invest directly in this index.

Performance as of 12/31/2004

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	since inception[1]
International Equity Fund	17.72%	–4.08%	–17.96%
Benchmark:
Morgan Stanley EAFE Index[2]	20.25	–1.13	–5.24
Peer group:
Morningstar Foreign Large Blend	17.59	–3.26	–13.48

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: 4/3/2000
[2]	From May 31, 2001, through May 31, 2002, MSCI published two versions of this index, a “standard” and a “provisional,” in order to provide a transition to a new way of calculating the index. The fund adopted the “provisional” version on July 1, 2001, and the returns shown above include “provisional” data from July 1, 2001, through May 31, 2002. As of June 1, 2002, the index was once again available in only one version. EAFE is a trademark of Morgan Stanley Capital International, Inc.

18    |  2004 Annual Report  TIAA-CREF Life Funds

PERFORMANCE

$10,000 since 4/3/2000 inception

An investment of $10,000 in this fund on April 3, 2000, would be worth $8,204 as of December 31, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 18.58%, for the quarter ended December 31, 2003

Worst quarter: –19.22%, for the quarter ended September 30, 2002

*	Partial year

TIAA-CREF Life Funds  2004 Annual Report  |    19

International Equity Fund  |  Foreign stocks

PERFORMANCE

Fund expenses–six months ended December 31, 2004

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on July 1, 2004, and held for six months until December 31, 2004. Please see page eight for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	International Equity Fund expense example
	Starting fund value (7/1/04)	Ending fund value (12/31/04)	Expenses paid† (7/1/04-12/31/04)
Actual return	$1,000.00	$1,117.29	$1.54
5% annual hypothetical return	1,000.00	1,023.51	1.48

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period is 0.29%.

Diversification among world markets

Country	Percent of invested assets
Japan	21.2
United Kingdom	18.8
Switzerland	12.0
Germany	9.6
France	8.9
Italy	5.9
Australia	5.0
Spain	3.7
13 other nations	14.9

Total	100.0

Portfolio breakdown by company size

Capitalization as of 12/31/2004	Percent of invested assets
Large: over $5 billion	81.20
Middle: $1 billion-$5 billion	14.37
Small: under $1 billion	4.43

Total	100.00

Fund facts

Inception date	4/3/2000
Net assets (12/31/2004)	$52.15 million
2004 actual expense ratio*	0.29%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

20    |  2004 Annual Report  TIAA-CREF Life Funds

Stock Index Fund  |  U.S. stocks

DISCUSSION

Performance in the twelve months ended December 31, 2004

The Stock Index Fund returned 11.89% for the year. The fund’s benchmark, the Russell 3000® Index, returned 11.95% for the period, versus the 9.96% average return of similar funds, as measured by the Morningstar Large Blend category.

Late rally rescues stocks from disappointing year

After posting a 31.06% gain in 2003, the stocks of the Russell 3000 delivered lackluster returns for most of 2004. Mixed economic signals, along with concerns about terrorism and the war in Iraq, constrained equity performance during the first two quarters of the year, and the index was up just 3.59% at mid-year. During the third quarter, soaring oil prices eroded those gains. The Russell 3000 lost 1.90% in the quarter, and, by late October, the market was barely in positive territory year-to-date.

Upward movement returned with a strong rally in November and December that propelled the Russell 3000 to a 10.16% fourth-quarter return and a double-digit gain for the year as a whole. The late surge came as oil prices plunged after topping $55 a barrel in late October.

Small and mid-size value companies perform best

The market’s advance was driven by the 18.33% gain of the small-cap Russell 2000® Index and the 20.22% rise in the Russell Midcap® Index. The predominantly large-cap Russell 1000® Index returned 11.40% for the year.

Value stocks as a group strongly outperformed growth issues during the twelve-month period. The Russell 3000 Value Index, which tracks value stocks of all sizes, climbed 16.94%—more than double the 6.93% return of the Russell 3000 Growth Index.

All industry sectors in the benchmark Russell 3000 had positive returns, led by integrated oils (28.5%) and other energy (41.6%). The strong fourth-quarter rebound enabled technology, the worst-performing sector, to eke out a 1.2% gain for the year.

For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of the benchmark.

TIAA-CREF Life Funds  2004 Annual Report  |    21

Stock Index Fund  |  U.S. stocks

Investment objective

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks including index risk and small/mid-cap risk. For a further discussion of risk, please see page six.

The fund’s benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of 12/31/2004

	Average annual compound rates of total return*			Cumulative rates of total return*
	1 year	5 years	since inception[1]	5 years	since inception[1]
Stock Index Fund	11.89%	–1.14%	2.27%	–5.59%	14.43%
Benchmark:
Russell 3000 Index[2]	11.95	–1.16	2.21	–5.68	14.03
Peer group:
Morningstar Large Blend	9.96	–1.77	1.52	–8.52	10.85

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: 1/4/1999
[2]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

22    |  2004 Annual Report  TIAA-CREF Life Funds

PERFORMANCE

$10,000 since 1/4/1999 inception

An investment of $10,000 in this fund on January 4, 1999, would have grown to $11,443 as of December 31, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 16.13%, for the quarter ended June 30, 2003

Worst quarter: –17.05%, for the quarter ended September 30, 2002

TIAA-CREF Life Funds  2004 Annual Report  |    23

Stock Index Fund  |  U.S. stocks

PERFORMANCE

Fund expenses–six months ended December 31, 2004

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on July 1, 2004, and held for six months until December 31, 2004. Please see page eight for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Stock Index Fund expense example
	Starting fund value (7/1/04)	Ending fund value (12/31/04)	Expenses paid† (7/1/04-12/31/04)
Actual return	$1,000.00	$1,080.09	$0.31
5% annual hypothetical return	1,000.00	1,024.68	0.31

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period is 0.06%.

Fund facts

Inception date	1/4/1999
Net assets (12/31/2004)	$143.22 million
2004 actual expense ratio*	0.06%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Portfolio breakdown by company size

Capitalization as of 12/31/2004	Percent of net assets
Large: over $5 billion	80.84
Middle: $1 billion-$5 billion	14.66
Small: under $1 billion	4.50

Total	100.00

24    |  2004 Annual Report  TIAA-CREF Life Funds

Social Choice Equity Fund  |  Socially screened stocks

DISCUSSION

Performance in the twelve months ended December 31, 2004

The Social Choice Equity Fund returned 12.39% for the year, topping the 11.95% return of its benchmark, the Russell 3000® Index. The fund also outperformed the 9.96% average return of similar funds, as measured by the Morningstar Large Blend category. Neither the benchmark nor the Morningstar category screens investments according to social criteria as the fund does.

Social screens affect performance

Because of its social screens, the fund did not invest in several stocks that are large components of the benchmark in terms of market capitalization. The social screens can affect the fund’s performance positively or negatively. In 2004, the fund’s exclusion of certain stocks that performed poorly generally boosted returns. For example, the fund did not invest in Citigroup, Eli Lilly, Pfizer or Viacom.

Conversely, the screens also excluded such well-performing stocks as ChevronTexaco, ExxonMobil and General Electric, which reduced fund performance relative to the benchmark. General Electric, the largest holding in the Russell 3000 and the second-largest contributor to the index’s performance, returned 20.7% during the period.

Selected holdings adjusted to control risk

Since the fund cannot invest in some of the stocks within the Russell 3000, the fund’s managers employ statistical techniques to ensure that the portfolio’s risk characteristics resemble those of the index. One method is to overweight or underweight certain stocks relative to each one’s percentage of capitalization within the benchmark.

During the period, overweight holdings in such well-performing stocks as Johnson & Johnson, railroad company Norfolk Southern and EOG Resources, an energy company, helped relative performance. Other adjusted holdings, including an underweight in Bank of America and an overweight in Merck, slightly detracted from returns.

TIAA-CREF Life Funds  2004 Annual Report  |    25

Social Choice Equity Fund  |  Socially screened stocks

Investment objective

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to the special risk of socially screened investing and to index risk. For a further discussion of risk, please see page six.

The fund’s benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of 12/31/2004

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	since inception[1]
Social Choice Equity Fund	12.39%	–1.73%	–7.95%
Benchmark:
Russell 3000 Index[2]	11.95	–2.15	–9.80
Peer group:
Morningstar Large Blend	9.96	–2.64	–10.79

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: 4/3/2000
[2]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

26    |  2004 Annual Report  TIAA-CREF Life Funds

PERFORMANCE

$10,000 since 4/3/2000 inception

An investment of $10,000 in this fund on April 3, 2000, would be worth $9,205 as of December 31, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 16.40%, for the quarter ended June 30, 2003

Worst quarter: –16.46%, for the quarter ended September 30, 2002

*	Partial year

TIAA-CREF Life Funds  2004 Annual Report  |    27

Social Choice Equity Fund  |  Socially screened stocks

PERFORMANCE

Fund expenses–six months ended December 31, 2004

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on July 1, 2004, and held for six months until December 31, 2004. Please see page eight for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Social Choice Equity Fund expense example
	Starting fund value (7/1/04)	Ending fund value (12/31/04)	Expenses paid† (7/1/04-12/31/04)
Actual return	$1,000.00	$1,073.80	$0.36
5% annual hypothetical return	1,000.00	1,024.63	0.36

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period is 0.07%.

Fund facts

Inception date	4/3/2000
Net assets (12/31/2004)	$27.61 million
2004 actual expense ratio*	0.07%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Portfolio breakdown by company size

Capitalization as of 12/31/2004	Percent of net assets
Large: over $5 billion	83.31
Middle: $1 billion-$5 billion	12.09
Small: under $1 billion	4.60

Total	100.00

28    |  2004 Annual Report  TIAA-CREF Life Funds

Large-Cap Value Fund  |  Value stocks of larger companies

DISCUSSION

Performance in the twelve months ended December 31, 2004

The Large-Cap Value Fund returned 20.76%, significantly outperforming the 16.49% return of its benchmark, the Russell 1000® Value Index, and the 12.91% average return of similar funds, as measured by the Morningstar Large Value category.

Value continues to outpace growth

The large-cap value stocks of the Russell 1000 Value Index not only outpaced their growth counterparts in the Russell 1000 Growth Index for the fifth year in a row, they did so by a greater margin than during 2003. While the spread between the two indexes was less than half a percentage point in 2003, large-cap value stocks rose 16.49% in 2004, while large-cap growth issues gained just 6.30%.

The advance in large-cap value stocks was led by the financial sector, which was up 14.6%, and the integrated oils sector, which climbed 41.4%. The rise in the Russell 1000 Value Index was broad-based, with eleven of the twelve industry sectors posting double-digit gains.

Stock choices boost returns

The fund outpaced its benchmark on the strength of numerous successful stock selections. Among the top performers were agricultural-supply giant Monsanto, utility company TXU and two insurance companies, Aetna and WellPoint (formerly Anthem). Each had returns greater than those of the benchmark, and the fund’s holdings in each stock were larger than their benchmark weightings.

Relative returns were also boosted by positions in building materials manufacturer USG Corp. and specialty chemicals company Rho-dia, two stocks that did not appear in the benchmark as of December 31, 2004. Underweight holdings did not significantly contribute to positive relative performance.

The positive effects of these holdings more than offset the negative effects of stocks that did not perform as anticipated. These included American International Group, Tenet Healthcare and data storage maker Emulex, which were all overweighted in the fund, and Apple Computer and AT&T Wireless, which were underweighted in the fund. Holdings in Tower Automotive, Fannie Mae and business software provider Manugistics, three stocks that did not appear in the benchmark as of December 31, 2004, also detracted slightly from performance.

The fund invested 1.46% of its total invested assets in foreign securities as of December 31, 2004.

TIAA-CREF Life Funds  2004 Annual Report  |    29

Large-Cap Value Fund  |  Value stocks of larger companies

Investment objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks including foreign investment risks, style risk and value investing risk. For a further discussion of risk, please see page six.

The fund’s benchmark

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Value Index represents those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of 12/31/2004

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	since inception[1]
Large-Cap Value Fund	20.76%	25.22%	63.52%
Benchmark:
Russell 1000 Value Index[2]	16.49	21.43	52.89
Peer group:
Morningstar Large Value	12.91	19.06	46.55

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: 10/28/2002
[2]	Russell 1000 is a trademark and service mark of the Frank Russell Company.

30    |  2004 Annual Report  TIAA-CREF Life Funds

PERFORMANCE

$10,000 since 10/28/2002 inception

An investment of $10,000 in this fund on October 28, 2002, would have grown to $16,352 as of December 31, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 18.54%, for the quarter ended June 30, 2003

Worst quarter: –5.76%, for the quarter ended March 31, 2003

*	Partial year

TIAA-CREF Life Funds  2004 Annual Report  |    31

Large-Cap Value Fund  |  Value stocks of larger companies

PERFORMANCE

Fund expenses–six months ended December 31, 2004

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on July 1, 2004, and held for six months until December 31, 2004. Please see page eight for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Large-Cap Value Fund expense example
	Starting fund value (7/1/04)	Ending fund value (12/31/04)	Expenses paid† (7/1/04-12/31/04)
Actual return	$1,000.00	$1,150.12	$1.30
5% annual hypothetical return	1,000.00	1,023.77	1.22

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period is 0.24%.

Fund facts

Inception date	10/28/2002
Net assets (12/31/2004)	$42.43 million
2004 actual expense ratio*	0.24%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Portfolio breakdown by company size

Capitalization as of 12/31/2004	Percent of net assets
Large: over $5 billion	81.27
Middle: $1 billion-$5 billion	16.39
Small: under $1 billion	2.34

Total	100.00

32    |  2004 Annual Report  TIAA-CREF Life Funds

Small-Cap Equity Fund  |  Stocks of smaller companies

DISCUSSION

Performance in the twelve months ended December 31, 2004

The Small-Cap Equity Fund returned 19.83% for the year, topping the 18.33% gain of its benchmark, the Russell 2000® Index, and outperforming the 18.86% average return of similar funds, as measured by the Morningstar Small Blend Category.

Small caps top large caps

The small-cap Russell 2000 maintained its performance superiority over the predominantly large-cap Russell 1000® Index, outpacing it for the sixth consecutive year, this time by 18.33% to 11.40%. (However, mid caps, up 20.22%, were the best performers in 2004. In addition, mid caps have topped both large caps and small caps for the three-, five-, seven- and ten-year periods ended December 31, 2004.) Of the twelve industry sectors of the Russell 2000, only technology, which fell 1.8%, failed to generate a double-digit gain. The non-oil energy category was the best-performing sector, increasing 50.5%.

Among small caps, the robust 22.25% surge of the Russell 2000 Value Index easily surpassed the 14.31% advance of the Russell 2000 Growth Index. This marked the fourth time in five years that value topped growth. Clearly, value stocks were driving the small-cap market.

Superior stock selection helps performance

The fund exceeded the strong return of the Russell 2000 because of numerous stock selections that performed well. Top performers included US Oncology, Sierra Health Systems, financial services company UICI and women’s health company Cytyc Corp. Each of these stocks had returns greater than that of the benchmark. Also boosting returns were underweight positions in stocks such as semiconductor manufacturer Omnivision Technologies and Info Space, a diversified technology and Internet services company.

The positive effect of these holdings was partly offset by lower-than-expected returns from stocks that included semiconductor manufacturer ESS Technology; consumer entertainment technology company Cirrus Logic; and telecommunications service provider Talk America. The fund had larger weightings of these stocks than the benchmark, and they did not perform as anticipated.

TIAA-CREF Life Funds  2004 Annual Report  |    33

Small-Cap Equity Fund  |  Stocks of smaller companies

Investment objective

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks including small/mid-cap risk. For a further discussion of risk, please see page six.

The fund’s benchmark

The Russell 2000® Index tracks the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on total market capitalization. You cannot invest directly in these indexes.

Performance as of 12/31/2004

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	since inception[1]
Small-Cap Equity Fund	19.83%	32.35%	84.56%
Benchmark:
Russell 2000 Index[2]	18.33	30.75	79.71
Peer group:
Morningstar Small Blend category	18.86	28.75	74.21

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: 10/28/2002
[2]	Russell 2000 is a trademark and service mark of the Frank Russell Company.

34    |  2004 Annual Report  TIAA-CREF Life Funds

PERFORMANCE

$10,000 since 10/28/2002 inception

An investment of $10,000 in this fund on October 28, 2002, would have grown to $18,456 as of December 31, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best	quarter: 23.74%, for the quarter ended June 30, 2003
Worst	quarter: –4.22%, for the quarter ended March 31, 2003

*	Partial year

TIAA-CREF Life Funds  2004 Annual Report  |    35

Small-Cap Equity Fund  |  Stocks of smaller companies

PERFORMANCE

Fund expenses—six months ended December 31, 2004

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on July 1, 2004, and held for six months until December 31, 2004. Please see page eight for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Small-Cap Equity Fund expense example
	Starting fund value (7/1/04)	Ending fund value (12/31/04)	Expenses paid† (7/1/04- 12/31/04)
Actual return	$1,000.00	$1,116.38	$0.53
5% annual hypothetical return	1,000.00	1,024.48	0.51

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period is 0.10%.

Fund facts

Inception date	10/28/2002
Net assets (12/31/2004)	$42.19 million
2004 actual expense ratio*	0.10%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Portfolio breakdown by company size

Capitalization as of 12/31/2004	Percent of net assets
Large: over $5 billion	2.52
Middle: $1 billion-$5 billion	46.65
Small: under $1 billion	50.83

Total	100.00

36    |  2004 Annual Report  TIAA-CREF Life Funds

Real Estate Securities Fund  |  Real estate securities

DISCUSSION

Performance in the twelve months ended December 31, 2004

The Real Estate Securities Fund returned 32.98% for the year, trailing the 34.81% return of its benchmark, the Dow Jones Wilshire Real Estate Securities Index. The average return of similar funds was 31.88%, as measured by the Morningstar Specialty Real Estate category.

Volatility among REITs increases

During the first half of the year, the market for real estate investment trusts (REITs) experienced greater volatility than at any time since 1992. Many yield-oriented investors were moving money from bonds to REITs, and increased demand pushed the fund’s benchmark index up 52.14% for the twelve months ended March 31, 2004.

From April 1 through May 10, the index plummeted 15% before rallying and regaining most of that loss. In fact, the benchmark’s 6.96% advance for the first half of the year was nearly double that of the broad-market Russell 3000® Index. Retail properties performed best, while apartments were the weakest sector.

In the second half of the year, apartments joined retail properties as market leaders, and the benchmark posted a six-month return of 26.04% to produce a 34.81% advance for the year, far in excess of the 11.95% return of the Russell 3000.

Seeking value while staying defensive

Although REITs performed well through the first quarter, fundamentals remained weak, with vacancy rates relatively high in many sectors. With this in mind, the fund’s managers took defensive positions, which included increased holdings of preferred stocks and investments in properties with shorter lease terms. Our strategy was successful during the downturn that began in April, and the fund’s return led the benchmark’s by two percentage points on May 10.

However, when the market bounced back, this defensive stance resulted in the fund’s lagging the index. Relative performance was also reduced by substantial overweight positions in the mortgage and net lease sectors and by underweights in apartments and offices. In the fourth quarter, we boosted our holdings in retail, apartments and offices, enabling the fund to outperform the benchmark again and improve its relative performance for the year.

Throughout the twelve-month period, the fund’s portfolio remained broadly diversified among nine real estate sectors and across all three cap sizes.

TIAA-CREF Life Funds  2004 Annual Report  |    37

Real Estate Securities Fund  |  Real estate securities

Investment objective

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

Special investment risks

The fund is subject to the special risks of real estate investing and to real estate securities risk. For a further discussion of risk, please see page six.

The fund’s benchmark

The Dow Jones Wilshire Real Estate Securities Index tracks the performance of publicly traded real estate securities such as real estate investment trusts and real estate operating companies. Companies in the index generally have a market capitalization of at least $100 million. You cannot invest directly in this index.

Performance as of 12/31/2004

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	since inception[1]
Real Estate Securities Fund	32.98%	35.82%	95.31%
Benchmark:
Dow Jones Wilshire Real Estate Securities Index	34.81	35.79	95.20
Peer group:
Morningstar Specialty Real Estate	31.88	34.05	89.73

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: 10/28/2002

38    |  2004 Annual Report  TIAA-CREF Life Funds

PERFORMANCE

$10,000 since 10/28/2002 inception

An investment of $10,000 in this fund on October 28, 2002, would have grown to $19,531 as of December 31, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 17.13%, for the quarter ended December 31, 2004 Worst quarter: -6.09%, for the quarter ended June 30, 2004

*	Partial year

TIAA-CREF Life Funds  2004 Annual Report  |    39

Real Estate Securities Fund  |  Real estate securities

PERFORMANCE

Fund expenses–six months ended December 31, 2004

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on July 1, 2004, and held for six months until December 31, 2004. Please see page eight for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Real Estate Securities Fund expense example
	Starting fund value (7/1/04)	Ending fund value (12/31/04)	Expenses paid† (7/1/04-12/31/04)
Actual return	$1,000.00	$1,268.51	$1.43
5% annual hypothetical return	1,000.00	1,023.72	1.27

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period is 0.25%.

Fund facts

Inception date	10/28/2002
Net assets (12/31/2004)	$63.90 million
2004 actual expense ratio*	0.25%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Portfolio breakdown by company size

Capitalization as of 12/31/2004	Percent of net assets
Large: over $5 billion	19.39
Middle: $1 billion-$5 billion	28.34
Small: under $1 billion	52.27

Total	100.00

40    |  2004 Annual Report  TIAA-CREF Life Funds

Bond Fund  |  Intermediate-term bonds

DISCUSSION

Performance in the twelve months ended December 31, 2004

The Bond Fund returned 4.21%, closely tracking the 4.34% return of its benchmark, the Lehman Brothers U.S. Aggregate Index, and topping the 3.81% average return of similar funds, as measured by the Morningstar Intermediate-Term Bond category.

Despite rate increases, bonds gain

Bonds performed well in 2004, even though the Federal Reserve raised short-term interest rates five times. (Bond prices normally fall when interest rates rise.) Slow jobs growth in the first quarter favored bonds over stocks, but by June, with rate increases looming, bond prices suffered one of their worst single-quarter declines in a decade.

As the economy stalled over the summer, bonds bounced back, and stocks tumbled. During the fourth quarter, with a better jobs outlook and other signs that the economy was recovering, stocks rallied, while bonds again retreated.

Lower-quality corporate issues (triple-B-rated) were the top performers during the year, as investors accepted more risk for higher yields. U.S. Treasury inflation-protected securities also performed well. The 10-year U.S. Treasury note returned a solid 5.1%, reflecting huge investments by Asia’s central banks seeking to keep their exports competitive with American products by shoring up the declining dollar.

Defensive strategies provide mixed results

The fund benefited from its investments in corporate bonds, which generally do well when interest rates are rising. The fund held a higher percentage of corporate bonds than their share of the benchmark, and they outperformed other fixed-income sectors in the second half of 2004.

However, an overweight position in shorter-duration mortgage-backed securities early in the year reduced returns, as did a slight underweight later in the year when these securities performed better than expected.

The fund maintained a duration similar to that of the benchmark index for most of the year rather than shortening it in anticipation of rising interest rates. This strategy boosted returns in the first quarter when long-term interest rates fell. Keeping duration—a measure of the portfolio’s sensitivity to interest-rate changes—close to the benchmark’s helps mitigate the risk that the fund will underperform the index. As of December 31, 2004, the fund’s overall option-adjusted duration was 4.32 years, versus 4.34 years for the benchmark.

TIAA-CREF Life Funds  2004 Annual Report  |    41

Bond Fund  |  Intermediate-term bonds

Investment objective

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade, fixed-income securities.

Special investment risks

In addition to the risks of any fixed-income investment, the fund is subject to special risks including prepayment/extension risk and foreign investment risks. For a further discussion of risk, please see page six.

The fund’s benchmark

The Lehman Brothers U.S. Aggregate Index tracks the performance of the U.S. investment-grade, fixed-rate bond market, including government and agency securities, corporate bonds, and mortgage-backed and asset-backed securities. You cannot invest directly in this index.

Performance as of 12/31/2004

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	since inception[1]
Bond Fund	4.21%	3.27%	4.91%
Benchmark:
Lehman Brothers U.S. Aggregate Index[2]	4.34	3.38	5.06
Peer group:
Morningstar Intermediate-Term Bond	3.81	3.15	4.73

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: 7/8/2003
[2]	Lehman Brothers is a trademark of Lehman Brothers, Inc.

42    |  2004 Annual Report  TIAA-CREF Life Funds

PERFORMANCE

$10,000 since 7/8/2003 inception

An investment of $10,000 in this fund on July 8, 2003, would have grown to $10,491 as of December 31, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 2.75%, for the quarter ended March 31, 2004

Worst quarter: –2.08%, for the quarter ended June 30, 2004

*	Partial year

TIAA-CREF Life Funds  2004 Annual Report  |    43

Bond Fund  |  Intermediate-term bonds

PERFORMANCE

Fund expenses–six months ended December 31, 2004

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on July 1, 2004, and held for six months until December 31, 2004. Please see page eight for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Bond Fund expense example
	Starting fund value (7/1/04)	Ending fund value (12/31/04)	Expenses paid† (7/1/04-12/31/04)
Actual return	$1,000.00	$1,035.79	$0.51
5% annual hypothetical return	1,000.00	1,024.48	0.51

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period is 0.10%.

Risk characteristics*

Bond Fund vs. Benchmark (as of 12/31/2004)

	Average maturity (in years)	Option-adjusted duration (in years)
Bond Fund	7.31	4.32
Lehman Brothers U.S. Aggregate Index	7.09	4.34

*	As calculated using an analytical model developed by CMS BondEdge, a widely recognized risk analytic software package

About duration

Duration indicates the sensitivity of a bond to changes in interest rates and is measured in years: the lower the duration, the lower the bond’s potential volatility. In order to minimize risk, we seek to keep the fund’s average duration similar to the average duration of the benchmark.

Holdings by market sector (as of 12/31/2004)

Mortgage-backed securities*	39.0%
U.S. government securities	36.5
Corporate bonds	24.4
Money market instruments	0.1

Total	100.0

*	Includes U.S. agency, private-label and asset- backed securities

Fund facts

Inception date	7/8/2003
Net assets (12/31/2004)	$58.38 million
2004 actual expense ratio*	0.10%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

44    |  2004 Annual Report  TIAA-CREF Life Funds

Money Market Fund  |  Cash equivalents

DISCUSSION

Performance in the twelve months ended December 31, 2004

The Money Market Fund returned 1.34% for the year, surpassing the 0.82% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds.

The year began with historically low short-term interest rates, including a federal funds rate of 1.00%. (The federal funds rate is the rate commercial U.S. banks charge one another for overnight loans.) Disappointing economic data forestalled higher rates in the first quarter, but improved jobs growth set the stage for a Federal Reserve rate increase of a quarter percent on June 30.

Although energy prices skyrocketed for much of the second half of the year, labor markets continued to improve, and productivity rates also rose. The Fed responded with four more quarter-percent hikes, leaving the federal funds rate at 2.25% at year-end.

LIBOR curve steepens

During the first quarter, the London Interbank Offered Rate (LIBOR) curve was relatively flat, and the supply of short-term credit instruments was scarce, placing a premium on security selection. Beginning in the second quarter and continuing through year-end, the LIBOR curve steepened. Expectations of higher interest rates also resulted in an increase in the supply of investments.

Asset allocations enhance returns

We adjusted the fund’s asset allocation throughout 2004 to reflect our continuing reassessment of the short-term credit market. Holdings in commercial paper were boosted from 65.8% at the end of 2003 to 80.9% at the close of 2004. We held slightly more asset-backed securities than corporate securities.

Due to the shortage of high-quality offerings in other markets early in the year, we had about 51.2% of the fund’s holdings in government agency securities on June 30; they made up just 14.2% of the portfolio at the end of December. At year’s end, the remaining 4.9% of the portfolio’s holdings were in certificates of deposit.

During the period, the weighted average maturity of the fund fluctuated between 37 and 69 days.

TIAA-CREF Life Funds  2004 Annual Report  |    45

Money Market Fund  |  Cash equivalents

Investment objective

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

Special investment risks

The fund is subject to current income risk. For a further discussion of risk, please see page six.

An investment in the Money Market Fund, like the other funds, is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

Yield and average maturity

	Net annualized yield (for the 7 days ended 12/28/2004)		Average maturity (as of 12/28/2004)
	Current yield	Effective yield	Days
Money Market Fund	2.17%	2.19%	40
iMoneyNet Money Fund
Report Averages–All Taxable	1.60	1.62	38

Performance as of 12/31/2004

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	since inception[1]
Money Market Fund	1.34%	1.23%	1.83%
iMoneyNet Money Fund
Report Averages–All Taxable	0.82	0.72	1.09

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: 7/8/2003

46    |  2004 Annual Report  TIAA-CREF Life Funds

PERFORMANCE

$10,000 since 7/8/2003 inception

An investment of $10,000 in this fund on July 8, 2003, would have grown to $10,183 as of December 31, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 0.47%, for the quarter ended December 31, 2004

Worst quarter: 0.23%, for the quarter ended September 30, 2003

*	Partial year

TIAA-CREF Life Funds  2004 Annual Report  |    47

Money Market Fund  |  Cash equivalents

PERFORMANCE

Fund expenses–six months ended December 31, 2004

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on July 1, 2004, and held for six months until December 31, 2004. Please see page eight for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Money Market Fund expense example
	Starting fund value (7/1/04)	Ending fund value (12/31/04)	Expenses paid† (7/1/04-12/31/04)
Actual return	$1,000.00	$1,008.19	$0.30
5% annual hypothetical return	1,000.00	1,024.68	0.31

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period is 0.06%.

Fund facts

Inception date	7/8/2003
Net assets (12/31/2004)	$26.37 million
2004 actual expense ratio*	0.06%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Asset allocation (as of 12/31/2004)

Percent of net assets
Commercial paper	80.9
U.S. agencies	14.2
Certificates of deposit	4.9

Total	100.0

48    |  2004 Annual Report  TIAA-CREF Life Funds

Report of management responsibility

To the Shareholders of TIAA-CREF Life Funds:

The accompanying financial statements of the TIAA-CREF Life Funds (the “Funds”) are the responsibility of management. They have been prepared in accordance with U.S. generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds’ internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the chief audit executive regularly reports to the Audit Committee of the Funds’ Board of Trustees.

The accompanying financial statements have been audited by the independent registered public accounting firm of Ernst & Young LLP. To maintain auditor independence and avoid any conflict of interest, it continues to be the Funds’ policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The report of the independent registered public accounting firm, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds’ Board of Trustees, consisting entirely of trustees who are not officers of TIAA-CREF Life Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent registered public accounting firm, the Securities and Exchange Commission performs periodic examinations of the Funds’ operations.

/s/ Bertram L. Scott
---------------------------------------
Bertram L. Scott President
/s/ Elizabeth A. Monrad
---------------------------------------
Elizabeth A. Monrad Executive Vice President and Chief Financial Officer

TIAA-CREF Life Funds 2004 Annual Report	49

Report of the audit committee

To the Shareholders of TIAA-CREF Life Funds:

The Audit Committee (“Committee”) oversees the financial reporting process of the TIAA-CREF Life Funds (the “Funds”) on behalf of the Funds’ Board of Trustees. The Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies of which are available upon request), which describes the Committee’s responsibilities. All members of the Committee are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for the Funds’ financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits of the Funds. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter, the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the evaluation be later than between their fifth and tenth years of service.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent registered public accounting firm responsible for expressing an opinion on the conformity of these audited financial statements with U.S. generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity and completeness of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors’ independence from management and the Funds, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair

Willard T. Carleton, Audit Committee Member

Martin J. Gruber, Audit Committee Member

Bridget A. Macaskill, Audit Committee Member

February 14, 2005

50	2004 Annual Report TIAA-CREF Life Funds

Growth Equity Fund	Summary portfolio of investments December 31, 2004

	COMPANY	SHARES	VALUE	% OF NET ASSETS
	COMMON STOCKS
	APPAREL AND OTHER TEXTILE PRODUCTS		$193,617	0.69%

	BUILDING MATERIALS AND GARDEN SUPPLIES		190,047	0.67

	BUSINESS SERVICES
	Adobe Systems, Inc	3,887	243,870	0.86
*	Google, Inc (Class A)	1,384	267,250	0.95
	Microsoft Corp	19,029	508,265	1.80
	SAP AG. (Spon ADR)	7,754	342,804	1.21
*	Symantec Corp	9,747	251,083	0.89
*	Yahoo!, Inc	8,663	326,422	1.15
	Other		1,053,166	3.72

			2,992,860	10.58

	CHEMICALS AND ALLIED PRODUCTS
*	Biogen Idec, Inc	5,498	366,222	1.30
*	Forest Laboratories, Inc	6,037	270,820	0.96
	Gillette Co	14,209	636,279	2.25
	Lilly (Eli) & Co	5,603	317,970	1.12
	Pfizer, Inc	24,973	671,524	2.37
	Procter & Gamble Co	16,097	886,623	3.13
	Schering-Plough Corp	21,447	447,813	1.58
	Other		996,952	3.53

			4,594,203	16.24

	COMMUNICATIONS		289,543	1.02

	DEPOSITORY INSTITUTIONS		133,369	0.47

	EATING AND DRINKING PLACES		111,207	0.39

	EDUCATIONAL SERVICES
*	Career Education Corp	8,254	330,160	1.17
	Other		132,122	0.47

			462,282	1.64

	ELECTRIC, GAS, AND SANITARY SERVICES		52,844	0.19

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Intel Corp	22,028	515,235	1.82
	Maxim Integrated Products, Inc	5,544	235,010	0.83
	Motorola, Inc	26,100	448,920	1.59
	National Semiconductor Corp	16,283	292,280	1.03
	Qualcomm, Inc	17,181	728,474	2.58
	Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	49,145	417,241	1.47
	Xilinx, Inc	8,769	260,001	0.92
	Other		446,514	1.58

			3,343,675	11.82

	ENGINEERING AND MANAGEMENT SERVICES
*	Accenture Ltd (Class A)	11,553	311,931	1.10
	Monsanto Co	5,445	302,470	1.07
	Other		113,130	0.40

			727,531	2.57

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	51

Growth Equity Fund	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS
	FABRICATED METAL PRODUCTS		$32,809	0.12%

	FOOD AND KINDRED PRODUCTS
	PepsiCo, Inc	11,268	588,189	2.08
	Other		435,679	1.54

			1,023,868	3.62

	FURNITURE AND FIXTURES		19,106	0.07

	FURNITURE AND HOMEFURNISHINGS STORES
*	Bed Bath & Beyond, Inc	10,106	402,522	1.42

			402,522	1.42

	GENERAL MERCHANDISE STORES
*	Kohl’s Corp	8,054	396,015	1.40
	Target Corp	9,483	492,452	1.74
	Wal-Mart Stores, Inc	5,909	312,113	1.11

			1,200,580	4.25

	HEALTH SERVICES
*	Express Scripts, Inc	4,123	315,162	1.11
	Other		216,204	0.77

			531,366	1.88

	HOLDING AND OTHER INVESTMENT OFFICES		96,826	0.34

	HOTELS AND OTHER LODGING PLACES
	Starwood Hotels & Resorts Worldwide, Inc	7,318	427,371	1.51
	Other		57,984	0.21

			485,355	1.72

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	5,565	456,719	1.62
*	Cisco Systems, Inc	48,773	941,319	3.33
*	Dell, Inc	19,753	832,391	2.94
	Other		457,969	1.62

			2,688,398	9.51

	INSTRUMENTS AND RELATED PRODUCTS
	Guidant Corp	5,014	361,509	1.28
	Medtronic, Inc	10,076	500,475	1.77
*	St. Jude Medical, Inc	12,966	543,664	1.92
*	Zimmer Holdings, Inc	3,680	294,842	1.04
	Other		195,472	0.69

			1,895,962	6.70

	INSURANCE AGENTS, BROKERS AND SERVICE		28,820	0.10

	INSURANCE CARRIERS
	American International Group, Inc	11,205	735,832	2.60
	Other		196,606	0.70

			932,438	3.30

52	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth Equity Fund	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS
	MISCELLANEOUS RETAIL
*	eBay, Inc	4,778	$555,586	1.97%
	Staples, Inc	7,584	255,656	0.90

			811,242	2.87

	MOTION PICTURES
	News Corp (Class A)	15,644	291,917	1.03
*	Time Warner, Inc	17,575	341,658	1.21
	Other		147,452	0.52

			781,027	2.76

	NONDEPOSITORY INSTITUTIONS
	American Express Co	13,113	739,180	2.61
	Fannie Mae	4,065	289,469	1.02
	MBNA Corp	11,882	334,953	1.19
	Other		63,603	0.23

			1,427,205	5.05

	OIL AND GAS EXTRACTION		107,861	0.38

	SECURITY AND COMMODITY BROKERS
	Goldman Sachs Group, Inc	3,146	327,310	1.16
	Other		138,855	0.49

			466,165	1.65

	TRANSPORTATION BY AIR		132,324	0.47

	TRANSPORTATION EQUIPMENT
	United Technologies Corp	2,188	226,130	0.80
	Other		235,660	0.83

			461,790	1.63

	TRUCKING AND WAREHOUSING
	United Parcel Service, Inc (Class B)	2,785	238,006	0.84

			238,006	0.84

	WATER TRANSPORTATION
	Royal Caribbean Cruises Ltd	4,403	239,699	0.85
	Other		73,651	0.26

			313,350	1.11

	WHOLESALE TRADE-DURABLE GOODS
	Johnson & Johnson	13,605	862,829	3.05

			862,829	3.05

	WHOLESALE TRADE-NONDURABLE GOODS		36,872	0.13

	TOTAL COMMON STOCKS	(Cost $28,308,633)	28,067,899	99.25

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	53

Growth Equity Fund	Summary portfolio of investments December 31, 2004	concluded

ISSUER		VALUE	% OF NET ASSETS
SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		$209,962	0.74%

TOTAL SHORT-TERM INVESTMENTS	(Cost $209,985)	209,962	0.74

TOTAL PORTFOLIO	(Cost $28,518,618)	28,277,861	99.99%
OTHER ASSETS & LIABILITIES, NET		3,791	0.01

NET ASSETS		$28,281,652	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $28,669,093. Net unrealized depreciation of portfolio investments aggregated $391,232 of which $3,427,641 related to appreciated portfolio investments and $3,818,873 related to depreciated portfolio investments.

54	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund	Summary portfolio of investments December 31, 2004

	COMPANY	SHARES	VALUE	% OF NET ASSETS
	COMMON STOCKS
	APPAREL AND ACCESSORY STORES		$202,170	0.42%

	APPAREL AND OTHER TEXTILE PRODUCTS		166,140	0.35

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	9,096	388,763	0.82
	Other		110,976	0.23

			499,739	1.05

	BUSINESS SERVICES
	Microsoft Corp	39,570	1,056,915	2.21
	Other		1,806,780	3.79

			2,863,695	6.00

	CHEMICALS AND ALLIED PRODUCTS
*	Amgen, Inc	5,300	339,995	0.71
	Clorox Co	5,000	294,650	0.62
	Gillette Co	7,300	326,894	0.68
	Merck & Co, Inc	13,400	430,676	0.90
d	Pfizer, Inc	31,300	841,657	1.76
	Procter & Gamble Co	15,300	842,724	1.77
	Other		1,499,934	3.14

			4,576,530	9.58

	COMMUNICATIONS
*	Comcast Corp (Class A)	9,679	322,117	0.68
	Sprint Corp	11,350	282,048	0.59
	Verizon Communications, Inc	12,152	492,278	1.03
	Other		1,389,785	2.91

			2,486,228	5.21

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	17,412	818,190	1.71
	Citigroup, Inc	19,678	948,086	1.99
	JPMorgan Chase & Co	15,211	593,381	1.24
	U.S. Bancorp	14,902	466,731	0.98
	Wells Fargo & Co	6,340	394,031	0.83
	Other		1,017,623	2.13

			4,238,042	8.88

	EATING AND DRINKING PLACES		206,990	0.43

	ELECTRIC, GAS, AND SANITARY SERVICES		1,141,812	2.39

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
d	General Electric Co	42,500	1,551,250	3.25
	Intel Corp	32,527	760,807	1.59
	Motorola, Inc	17,200	295,840	0.62
	Other		802,849	1.68

			3,410,746	7.14

	ENGINEERING AND MANAGEMENT SERVICES		272,556	0.57

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	55

Growth & Income Fund	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS
	FABRICATED METAL PRODUCTS
	Illinois Tool Works, Inc	3,900	$361,452	0.76%
	Other		289,730	0.60

			651,182	1.36

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	10,277	427,832	0.89
	PepsiCo, Inc	8,122	423,968	0.89
	Other		820,255	1.72

			1,672,055	3.50

	FOOD STORES		51,989	0.11

	FORESTRY		73,942	0.16

	FURNITURE AND FIXTURES		48,380	0.10

	FURNITURE AND HOMEFURNISHINGS STORES		112,898	0.24

	GENERAL BUILDING CONTRACTORS		153,925	0.32

	GENERAL MERCHANDISE STORES
	Costco Wholesale Corp	6,780	328,220	0.69
	Wal-Mart Stores, Inc	13,835	730,765	1.53
	Other		254,206	0.53

			1,313,191	2.75

	HEALTH SERVICES		145,365	0.30

	HOLDING AND OTHER INVESTMENT OFFICES		388,789	0.81

	HOTELS AND OTHER LODGING PLACES		148,720	0.31

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	4,072	334,189	0.70
*	Cisco Systems, Inc	29,965	578,325	1.21
*	Dell, Inc	13,770	580,268	1.22
	International Business Machines Corp	7,903	779,078	1.63
	Other		1,658,500	3.47

			3,930,360	8.23

	INSTRUMENTS AND RELATED PRODUCTS
	Becton Dickinson & Co	6,000	340,800	0.71
	Medtronic, Inc	6,900	342,723	0.72
	Other		594,454	1.25

			1,277,977	2.68

	INSURANCE CARRIERS
	American International Group, Inc	12,426	816,015	1.71
	Cigna Corp	4,000	326,280	0.68
	Loews Corp	4,000	281,200	0.59
	Principal Financial Group	8,000	327,520	0.69
	Other		1,847,071	3.87

			3,598,086	7.54

	LUMBER AND WOOD PRODUCTS		133,700	0.28

56	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS
	METAL MINING
	Phelps Dodge Corp	3,000	$296,760	0.62%
	Other		224,244	0.47

			521,004	1.09

	MISCELLANEOUS MANUFACTURING INDUSTRIES		116,280	0.24

	MISCELLANEOUS RETAIL		512,195	1.07

	MOTION PICTURES
*	Time Warner, Inc	28,687	557,675	1.17
	Walt Disney Co	13,302	369,796	0.77
	Other		268,844	0.57

			1,196,315	2.51

	NONDEPOSITORY INSTITUTIONS
	American Express Co	9,638	543,294	1.14
	Fannie Mae	7,651	544,828	1.14
	MBNA Corp	11,924	336,138	0.71
	Other		416,980	0.87

			1,841,240	3.86

	OIL AND GAS EXTRACTION		281,069	0.59

	PAPER AND ALLIED PRODUCTS		70,057	0.15

	PETROLEUM AND COAL PRODUCTS
	ConocoPhillips	4,200	364,686	0.76
	ExxonMobil Corp	32,245	1,652,879	3.46
	Other		293,987	0.62

			2,311,552	4.84

	PRIMARY METAL INDUSTRIES		82,470	0.17

	PRINTING AND PUBLISHING		233,800	0.49

	RAILROAD TRANSPORTATION		174,780	0.37

	SECURITY AND COMMODITY BROKERS		464,052	0.97

	SPECIAL TRADE CONTRACTORS		61,040	0.13

	TOBACCO PRODUCTS
	Altria Group, Inc	10,600	647,660	1.36
	Other		131,184	0.27

			778,844	1.63

	TRANSPORTATION BY AIR		438,055	0.92

	TRANSPORTATION EQUIPMENT
	Boeing Co	8,000	414,160	0.87
	United Technologies Corp	4,300	444,405	0.93
	Other		598,730	1.25

			1,457,295	3.05

	TRUCKING AND WAREHOUSING
	United Parcel Service, Inc (Class B)	7,563	646,334	1.35

			646,334	1.35

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	57

Growth & Income Fund	Summary portfolio of investments December 31, 2004	concluded

	COMPANY	SHARES	VALUE	% OF NET ASSETS
	WHOLESALE TRADE-DURABLE GOODS
	Johnson & Johnson	15,165	$961,764	2.01%
	Other		207,255	0.44

			1,169,019	2.45

	WHOLESALE TRADE-NONDURABLE GOODS
	AmerisourceBergen Corp	5,000	293,400	0.61
	Cardinal Health, Inc	5,000	290,750	0.61
	Other		304,560	0.64

			888,710	1.86

	TOTAL COMMON STOCKS	(Cost $44,803,494)	47,009,318	98.45

	ISSUER	PRINCIPAL
	SHORT-TERM INVESTMENTS
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
d	Federal Home Loan Bank (FHLB) 1.000%, 01/03/05	$600,000	599,893	1.26

			599,893	1.26

	TOTAL SHORT-TERM INVESTMENTS	(Cost $599,958)	599,893	1.26

	TOTAL PORTFOLIO	(Cost $45,403,452)	47,609,211	99.71%
	OTHER ASSETS & LIABILITIES, NET		139,198	0.29

	NET ASSETS		$47,748,409	100.00%

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $46,133,665. Net unrealized appreciation of portfolio investments aggregated $1,475,546 of which $3,945,216 related to appreciated portfolio investments and $2,469,670 related to depreciated portfolio investments.

58	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund	Summary portfolio of investments December 31, 2004

	COMPANY	SHARES	VALUE	% OF NET ASSETS
	COMMON STOCKS
	APPAREL AND ACCESSORY STORES		$140,759	0.27%

	APPAREL AND OTHER TEXTILE PRODUCTS		81,956	0.16

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		49,688	0.10

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Wolseley plc	43,539	813,755	1.56
	Other		5,777	0.01

			819,532	1.57

	BUSINESS SERVICES
v*	Cintra Concesiones de Infraestructuras de Transporte S.A.	31,586	346,901	0.67
	Other		1,614,709	3.09

			1,961,610	3.76

	CHEMICALS AND ALLIED PRODUCTS
	GlaxoSmithKline plc	24,850	583,011	1.12
	Merck KGaA	3,896	268,065	0.51
	Novartis AG. (Regd)	12,299	619,763	1.19
	Reckitt Benckiser plc	32,562	983,999	1.89
	Sanofi-Aventis	9,126	729,385	1.40
	Shin-Etsu Chemical Co Ltd	8,700	356,592	0.68
	Takeda Pharmaceutical Co Ltd	8,400	422,992	0.81
	Other		853,015	1.64

			4,816,822	9.24

	COMMUNICATIONS
	KDDI Corp	77	414,795	0.80
	KPN NV	44,839	426,022	0.82
	Telefonica S.A.	14,862	279,988	0.54
	Vodafone Group plc (Spon ADR)	27,699	758,399	1.45
	Other		894,210	1.71

			2,773,414	5.32

	DEPOSITORY INSTITUTIONS
	Banca Intesa S.p.A.	148,969	716,801	1.37
	Depfa Bank plc	51,743	868,596	1.67
	HSBC Holdings plc (United Kingdom)	42,488	717,025	1.37
	Mitsubishi Tokyo Financial Group, Inc	40	405,972	0.78
	Royal Bank of Scotland Group plc	40,753	1,370,796	2.63
	Shinsei Bank Ltd	69,000	470,011	0.90
	UBS AG. (Regd)	18,989	1,592,297	3.05
	Other		1,760,294	3.38

			7,901,792	15.15

	ELECTRIC, GAS, AND SANITARY SERVICES
	E.ON AG.	12,172	1,109,493	2.13
	Other		644,747	1.23

			1,754,240	3.36

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	59

International Equity Fund	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS
	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	ABB Ltd	149,553	$835,161	1.60%
	Kyocera Corp	3,700	284,893	0.55
	Nokia Oyj	25,620	404,655	0.77
	STMicroelectronics NV	61,737	1,204,195	2.31
	Other		1,111,631	2.13

			3,840,535	7.36

	FABRICATED METAL PRODUCTS		83,531	0.16

	FOOD AND KINDRED PRODUCTS
	Groupe Danone	4,236	391,241	0.75
	Pernod-Ricard	2,312	354,169	0.68
	Other		666,088	1.28

			1,411,498	2.71

	FOOD STORES
	Tesco plc	220,282	1,360,744	2.61
	Other		5,722	0.01

			1,366,466	2.62

	GENERAL BUILDING CONTRACTORS		315,849	0.61

	GENERAL MERCHANDISE STORES		111,779	0.21

	HEALTH SERVICES		24,082	0.05

	HEAVY CONSTRUCTION, EXCEPT BUILDING
	Vinci S.A.	7,188	965,304	1.85
	Other		80,649	0.16

			1,045,953	2.01

	HOLDING AND OTHER INVESTMENT OFFICES
	iShares MSCI EAFE Index Fund	2,300	368,575	0.71
	Other		202,788	0.39

			571,363	1.10

	HOTELS AND OTHER LODGING PLACES
	Accor S.A.	13,744	601,732	1.15

			601,732	1.15

	INDUSTRIAL MACHINERY AND EQUIPMENT		1,020,029	1.96

	INSTRUMENTS AND RELATED PRODUCTS
	Terumo Corp	10,500	282,814	0.54
	The Swatch Group AG. (Regd)	14,860	441,710	0.85
	Other		269,748	0.52

			994,272	1.91

	INSURANCE CARRIERS
	Zurich Financial Services AG.	4,882	814,024	1.56
	Other		1,452,437	2.79

			2,266,461	4.35

	LOCAL AND INTERURBAN PASSENGER TRANSIT		77,876	0.15

	LUMBER AND WOOD PRODUCTS		9,691	0.02

60	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS
	METAL MINING		$470,745	0.90%

	MISCELLANEOUS RETAIL		178,941	0.34

	NONDEPOSITORY INSTITUTIONS
*	Hypo Real Estate Holding	20,457	848,088	1.62
	Other		270,106	0.52

			1,118,194	2.14

	OIL AND GAS EXTRACTION
	Total S.A.	1,524	332,889	0.64
	Other		253,138	0.48

			586,027	1.12

	PAPER AND ALLIED PRODUCTS		511,375	0.98

	PERSONAL SERVICES		9,147	0.02

	PETROLEUM AND COAL PRODUCTS
	BHP Billiton Ltd	33,961	408,382	0.78
	BP plc	51,035	497,749	0.95
	ENI S.p.A.	34,328	859,483	1.65
	Repsol YPF S.A.	11,812	307,623	0.59
	Royal Dutch Petroleum Co	9,663	556,243	1.07
	Other		470,424	0.90

			3,099,904	5.94

	PRIMARY METAL INDUSTRIES		251,556	0.48

	PRINTING AND PUBLISHING
	Reed Elsevier NV	31,564	430,321	0.83
	Reed Elsevier plc	73,566	678,656	1.30
	Other		74,094	0.14

			1,183,071	2.27

	RAILROAD TRANSPORTATION		108,150	0.21

	REAL ESTATE		517,063	0.99

	SECURITY AND COMMODITY BROKERS
	Deutsche Boerse AG.	17,664	1,063,153	2.04
	Other		309,345	0.59

			1,372,498	2.63

	STONE, CLAY, AND GLASS PRODUCTS
	CRH plc	23,823	637,266	1.22
	Holcim Ltd (Regd)	26,133	1,574,277	3.02
	Other		257,117	0.49

			2,468,660	4.73

	TRANSPORTATION BY AIR		185,024	0.36

	TRANSPORTATION EQUIPMENT
*	Fiat S.p.A.	183,712	1,473,292	2.83
	Toyota Motor Corp	17,100	695,882	1.33
	Other		524,187	1.00

			2,693,361	5.16

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	61

International Equity Fund	Summary portfolio of investments December 31, 2004	concluded

COMPANY	SHARES	VALUE	% OF NET ASSETS
TRANSPORTATION SERVICES		$22,610	0.04%

TRUCKING AND WAREHOUSING		162,780	0.31

WATER TRANSPORTATION		280,897	0.54

WHOLESALE TRADE-DURABLE GOODS		187,739	0.36

WHOLESALE TRADE-NONDURABLE GOODS
Celesio AG.	12,789	1,040,225	1.99
Inditex S.A.	33,213	979,641	1.88
Other		72,800	0.14

		2,092,666	4.01

TOTAL COMMON STOCKS	(Cost $45,207,962)	51,541,338	98.83

ISSUER
SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		189,966	0.36

TOTAL SHORT-TERM INVESTMENTS	(Cost $189,987)	189,966	0.36

TOTAL PORTFOLIO	(Cost $45,397,949)	51,731,304	99.19%
OTHER ASSETS & LIABILITIES, NET		419,944	0.81

NET ASSETS		$52,151,248	100.00%

*	Non-income producing
v	Security valued at fair value

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $45,953,028. Net unrealized appreciation of portfolio investments aggregated $5,778,276 of which $6,762,003 related to appreciated portfolio investments and $983,727 related to depreciated portfolio investments.

62	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Fund	Summary portfolio of investments December 31, 2004

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	PREFERRED STOCKS
	HOLDING AND OTHER INVESTMENT OFFICES		$6,870	0.01%

	TOTAL PREFERRED STOCKS	(Cost $3,619)	6,870	0.01

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS		8,184	0.01

	AMUSEMENT AND RECREATION SERVICES		293,918	0.21

	APPAREL AND ACCESSORY STORES		851,879	0.59

	APPAREL AND OTHER TEXTILE PRODUCTS		240,015	0.17

	AUTO REPAIR, SERVICES AND PARKING		68,549	0.05

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		269,966	0.19

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	24,074	1,028,923	0.72
	Other		601,380	0.42

			1,630,303	1.14

	BUSINESS SERVICES
d	Microsoft Corp	98,110	2,620,518	1.83
*	Oracle Corp	40,272	552,532	0.39
	Other		6,586,054	4.59

			9,759,104	6.81

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	16,631	775,836	0.54
*	Amgen, Inc	13,800	885,270	0.62
	Lilly (Eli) & Co	10,446	592,811	0.41
	Merck & Co, Inc	23,753	763,421	0.53
d	Pfizer, Inc	81,767	2,198,715	1.54
	Procter & Gamble Co	27,554	1,517,674	1.06
	Wyeth	14,379	612,402	0.43
	Other		6,862,077	4.79

			14,208,206	9.92

	COAL MINING		139,926	0.10

	COMMUNICATIONS
	BellSouth Corp	19,555	543,433	0.38
	SBC Communications, Inc	35,467	913,985	0.64
	Verizon Communications, Inc	29,650	1,201,121	0.84
	Viacom, Inc (Class B)	16,089	585,479	0.41
	Other		3,689,752	2.57

			6,933,770	4.84

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	43,584	2,048,012	1.43
	Citigroup, Inc	55,357	2,667,100	1.86
	JPMorgan Chase & Co	37,986	1,481,834	1.04
	U.S. Bancorp	20,197	632,570	0.44
	Wachovia Corp	17,300	909,980	0.64

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	63

Stock Index Fund	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	DEPOSITORY INSTITUTIONS—(continued)
	Wells Fargo & Co	18,072	$1,123,175	0.78%
	Other		5,472,922	3.82

			14,335,593	10.01

	EATING AND DRINKING PLACES		1,040,300	0.73

	EDUCATIONAL SERVICES		295,371	0.21

	ELECTRIC, GAS, AND SANITARY SERVICES		5,295,933	3.70

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
d	General Electric Co	113,078	4,127,347	2.88
	Intel Corp	69,216	1,618,962	1.13
	Qualcomm, Inc	17,390	737,336	0.52
	Other		4,609,789	3.22

			11,093,434	7.75

	ENGINEERING AND MANAGEMENT SERVICES		1,314,707	0.92

	FABRICATED METAL PRODUCTS		1,042,598	0.73

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	22,552	938,840	0.65
	PepsiCo, Inc	18,273	953,851	0.67
	Other		2,367,511	1.65

			4,260,202	2.97

	FOOD STORES		691,712	0.48

	FORESTRY		169,798	0.12

	FURNITURE AND FIXTURES		447,507	0.31

	FURNITURE AND HOMEFURNISHINGS STORES		561,750	0.39

	GENERAL BUILDING CONTRACTORS		644,191	0.45

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc	27,392	1,446,845	1.01
	Other		1,681,823	1.17

			3,128,668	2.18

	HEALTH SERVICES		1,198,783	0.84

	HEAVY CONSTRUCTION, EXCEPT BUILDING		12,408	0.01

	HOLDING AND OTHER INVESTMENT OFFICES
	SPDR Trust Series 1	7,450	900,482	0.63
	Other		3,754,451	2.62

			4,654,933	3.25

	HOTELS AND OTHER LODGING PLACES		556,883	0.39

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	8,428	691,686	0.48
*	Cisco Systems, Inc	72,346	1,396,278	0.97
*	Dell, Inc	27,080	1,141,151	0.80
	Hewlett-Packard Co	32,507	681,672	0.48

64	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Fund	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	INDUSTRIAL MACHINERY AND EQUIPMENT—(continued)
	International Business Machines Corp	18,005	$1,774,933	1.24%
	Other		4,259,058	2.97

			9,944,778	6.94

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	13,015	646,455	0.45
	Other		3,674,561	2.57

			4,321,016	3.02

	INSURANCE AGENTS, BROKERS AND SERVICE		478,666	0.33

	INSURANCE CARRIERS
	American International Group, Inc	24,562	1,612,987	1.12
	UnitedHealth Group, Inc	7,098	624,837	0.44
	Other		4,772,157	3.33

			7,009,981	4.89

	JUSTICE, PUBLIC ORDER AND SAFETY		2,658	0.00

	LEATHER AND LEATHER PRODUCTS		156,650	0.11

	LEGAL SERVICES		5,783	0.00

	LOCAL AND INTERURBAN PASSENGER TRANSIT		23,626	0.02

	LUMBER AND WOOD PRODUCTS		189,092	0.13

	METAL MINING		391,346	0.27

	MISCELLANEOUS MANUFACTURING INDUSTRIES		212,276	0.15

	MISCELLANEOUS RETAIL
*	eBay, Inc	5,607	651,982	0.46
	Other		1,470,708	1.02

			2,122,690	1.48

	MOTION PICTURES
*	Time Warner, Inc	46,761	909,034	0.63
	Walt Disney Co	21,908	609,042	0.43
	Other		404,188	0.28

			1,922,264	1.34

	NONDEPOSITORY INSTITUTIONS
	American Express Co	12,122	683,317	0.48
	Fannie Mae	10,322	735,030	0.51
	Freddie Mac	7,341	541,032	0.38
	Other		1,415,212	0.99

			3,374,591	2.36

	NONMETALLIC MINERALS, EXCEPT FUELS		65,672	0.05

	OIL AND GAS EXTRACTION		2,567,153	1.79

	PAPER AND ALLIED PRODUCTS		982,742	0.69

	PERSONAL SERVICES		248,660	0.17

	PETROLEUM AND COAL PRODUCTS
	ChevronTexaco Corp	22,982	1,206,785	0.84
	ConocoPhillips	7,245	629,083	0.44

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	65

Stock Index Fund	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	PETROLEUM AND COAL PRODUCTS—(continued)
d	ExxonMobil Corp	69,964	$3,586,355	2.51%
	Other		547,012	0.38

			5,969,235	4.17

	PRIMARY METAL INDUSTRIES		827,287	0.58

	PRINTING AND PUBLISHING		1,122,733	0.78

	RAILROAD TRANSPORTATION		677,327	0.47

	REAL ESTATE		145,582	0.10

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		342,496	0.24

	SECURITY AND COMMODITY BROKERS
	Merrill Lynch & Co, Inc	10,363	619,396	0.43
	Morgan Stanley	11,762	653,026	0.46
	Other		1,677,121	1.17

			2,949,543	2.06

	SOCIAL SERVICES		20,271	0.01

	SPECIAL TRADE CONTRACTORS		56,256	0.04

	STONE, CLAY, AND GLASS PRODUCTS		240,940	0.17

	TOBACCO PRODUCTS
	Altria Group, Inc	21,877	1,336,685	0.93
	Other		251,519	0.18

			1,588,204	1.11

	TRANSPORTATION BY AIR		587,835	0.41

	TRANSPORTATION EQUIPMENT
	United Technologies Corp	5,479	566,255	0.40
	Other		3,014,245	2.10

			3,580,500	2.50

	TRANSPORTATION SERVICES		189,528	0.13

	TRUCKING AND WAREHOUSING		733,726	0.51

	WATER TRANSPORTATION		50,833	0.04

	WHOLESALE TRADE-DURABLE GOODS
	Johnson & Johnson	31,786	2,015,868	1.41
	Other		624,195	0.43

			2,640,063	1.84

	WHOLESALE TRADE-NONDURABLE GOODS		1,013,099	0.71

	TOTAL COMMON STOCKS	(Cost $141,456,403)	141,903,693	99.08

66	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Fund	Summary portfolio of investments December 31, 2004	concluded

	ISSUER	PRINCIPAL	VALUE	% OF NET ASSETS
	SHORT-TERM INVESTMENTS
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
d	Federal Home Loan Bank (FHLB) 1.000%, 01/03/05	$2,510,000	$2,509,550	1.75%

	TOTAL SHORT-TERM INVESTMENTS	(Cost $2,509,826)	2,509,550	1.75

	TOTAL PORTFOLIO	(Cost $143,969,848)	144,420,113	100.84%
	OTHER ASSETS & LIABILITIES, NET		(1,198,068)	(0.84)

	NET ASSETS		$143,222,045	100.00%

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $145,831,050. Net unrealized depreciation of portfolio investments aggregated $1,410,937 of which $24,316,817 related to appreciated portfolio investments and $25,727,754 related to depreciated portfolio investments.

Restricted security held by the Fund is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE
McLeod (Escrow)	05/14/02	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	67

Social Choice Equity Fund	Summary portfolio of investments December 31, 2004

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES		$8,306	0.03%

	APPAREL AND ACCESSORY STORES		130,944	0.47

	APPAREL AND OTHER TEXTILE PRODUCTS		30,247	0.11

	AUTO REPAIR, SERVICES AND PARKING		3,248	0.01

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		32,265	0.12

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	7,028	300,377	1.09
	Other		115,180	0.42

			415,557	1.51

	BUSINESS SERVICES
	Microsoft Corp	23,700	633,027	2.29
*	Oracle Corp	9,300	127,596	0.46
	Other		969,798	3.52

			1,730,421	6.27

	CHEMICALS AND ALLIED PRODUCTS
*	Amgen, Inc	3,911	250,891	0.91
	Gillette Co	3,814	170,791	0.62
	Merck & Co, Inc	7,294	234,429	0.85
	Procter & Gamble Co	9,109	501,724	1.82
	Other		1,297,671	4.70

			2,455,506	8.90

	COMMUNICATIONS
	BellSouth Corp	5,600	155,624	0.56
*	Comcast Corp (Class A)	3,929	130,757	0.47
	SBC Communications, Inc	11,648	300,169	1.09
	Verizon Communications, Inc	7,776	315,006	1.14
	Other		438,410	1.59

			1,339,966	4.85

	DEPOSITORY INSTITUTIONS
	BB&T Corp	3,100	130,355	0.47
	JPMorgan Chase & Co	15,300	596,853	2.16
	National City Corp	3,583	134,542	0.49
	U.S. Bancorp	9,000	281,880	1.02
	Wachovia Corp	6,100	320,860	1.16
	Wells Fargo & Co	7,500	466,125	1.69
	Other		787,542	2.86

			2,718,157	9.85

	EATING AND DRINKING PLACES
	McDonald’s Corp	6,266	200,888	0.73
	Other		28,782	0.10

			229,670	0.83

	EDUCATIONAL SERVICES		41,288	0.15

	ELECTRIC, GAS, AND SANITARY SERVICES		1,362,792	4.94

68	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Emerson Electric Co	3,178	$222,778	0.81%
	Intel Corp	16,947	396,390	1.44
	Qualcomm, Inc	3,800	161,120	0.58
	Texas Instruments, Inc	4,974	122,460	0.44
	Other		579,763	2.10

			1,482,511	5.37

	ENGINEERING AND MANAGEMENT SERVICES		157,043	0.57

	FABRICATED METAL PRODUCTS
	Illinois Tool Works, Inc	1,901	176,185	0.64
	Other		156,052	0.56

			332,237	1.20

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	7,900	328,877	1.19
	PepsiCo, Inc	6,552	342,014	1.24
	Other		356,026	1.29

			1,026,917	3.72

	FOOD STORES		201,969	0.73

	FURNITURE AND FIXTURES		112,447	0.41

	FURNITURE AND HOMEFURNISHINGS STORES		100,523	0.36

	GENERAL BUILDING CONTRACTORS		94,013	0.34

	GENERAL MERCHANDISE STORES
	Target Corp	2,700	140,211	0.51
	Other		310,644	1.12

			450,855	1.63

	HEALTH SERVICES		169,410	0.61

	HOLDING AND OTHER INVESTMENT OFFICES
	Washington Mutual, Inc	5,100	215,628	0.78
	Other		599,959	2.17

			815,587	2.95

	HOTELS AND OTHER LODGING PLACES		10,828	0.04

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	4,166	341,904	1.24
*	Cisco Systems, Inc	17,800	343,540	1.24
*	Dell, Inc	6,300	265,482	0.96
	Hewlett-Packard Co	8,819	184,934	0.67
	International Business Machines Corp	5,200	512,616	1.86
	Other		690,456	2.50

			2,338,932	8.47

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	4,466	221,826	0.80
	Other		773,101	2.80

			994,927	3.60

	INSURANCE AGENTS, BROKERS AND SERVICE		131,659	0.48

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	69

Social Choice Equity Fund	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	INSURANCE CARRIERS
	American International Group, Inc	7,100	$466,257	1.69%
	UnitedHealth Group, Inc	2,272	200,004	0.73
	Other		828,980	3.00

			1,495,241	5.42

	LEATHER AND LEATHER PRODUCTS		14,213	0.05

	LUMBER AND WOOD PRODUCTS		4,728	0.02

	METAL MINING		44,147	0.16

	MISCELLANEOUS MANUFACTURING INDUSTRIES		40,955	0.15

	MISCELLANEOUS RETAIL
*	eBay, Inc	1,182	137,443	0.50
	Walgreen Co	3,500	134,295	0.49
	Other		232,991	0.84

			504,729	1.83

	MOTION PICTURES
*	Time Warner, Inc	12,764	248,132	0.90
	Walt Disney Co	7,767	215,923	0.78
	Other		108,306	0.39

			572,361	2.07

	NONDEPOSITORY INSTITUTIONS
	American Express Co	4,753	267,927	0.97
	Fannie Mae	4,300	306,203	1.11
	Freddie Mac	3,200	235,840	0.85
	Other		418,277	1.52

			1,228,247	4.45

	NONMETALLIC MINERALS, EXCEPT FUELS		56,308	0.20

	OIL AND GAS EXTRACTION
	Anadarko Petroleum Corp	2,106	136,490	0.49
	Apache Corp	2,702	136,640	0.50
	Devon Energy Corp	3,634	141,435	0.51
	Other		672,684	2.44

			1,087,249	3.94

	PAPER AND ALLIED PRODUCTS
	Kimberly-Clark Corp	2,000	131,620	0.48
	Other		63,602	0.23

			195,222	0.71

	PETROLEUM AND COAL PRODUCTS		192,556	0.70

	PRIMARY METAL INDUSTRIES		283,251	1.03

	PRINTING AND PUBLISHING		288,004	1.04

	RAILROAD TRANSPORTATION		120,089	0.44

	REAL ESTATE		699	0.00

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		15,776	0.06

70	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund	Summary portfolio of investments December 31, 2004	concluded

COMPANY	SHARES	VALUE	% OF NET ASSETS

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc	1,210	$125,888	0.46%
Merrill Lynch & Co, Inc	3,436	205,370	0.74
Other		230,997	0.84

		562,255	2.04

SPECIAL TRADE CONTRACTORS		6,564	0.02

STONE, CLAY, AND GLASS PRODUCTS		52,145	0.19

TRANSPORTATION BY AIR		181,787	0.66

TRANSPORTATION EQUIPMENT		334,477	1.21

TRANSPORTATION SERVICES		24,109	0.09

TRUCKING AND WAREHOUSING
United Parcel Service, Inc (Class B)	2,044	174,680	0.63

		174,680	0.63

WATER TRANSPORTATION		20,488	0.07

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson	10,636	674,535	2.44
Other		140,411	0.51

		814,946	2.95

WHOLESALE TRADE-NONDURABLE GOODS		266,541	0.97

TOTAL COMMON STOCKS	(Cost $28,754,201)	27,499,992	99.62

TOTAL PORTFOLIO	(Cost $28,754,201)	27,499,992	99.62%
OTHER ASSETS & LIABILITIES, NET		105,133	0.38

NET ASSETS		$27,605,125	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $28,760,945. Net unrealized depreciation of portfolio investments aggregated $1,260,953 of which $5,929,680 related to appreciated portfolio investments and $7,190,633 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	71

Large-Cap Value Fund	Summary portfolio of investments December 31, 2004

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	COMMON STOCKS
	APPAREL AND OTHER TEXTILE PRODUCTS
	Jones Apparel Group, Inc	11,739	$429,295	1.01%
	Other		47,080	0.11

			476,375	1.12

	BUILDING MATERIALS AND GARDEN SUPPLIES
b*	USG Corp	7,910	318,536	0.75
	Other		10,264	0.03

			328,800	0.78

	BUSINESS SERVICES
	Microsoft Corp	15,167	405,111	0.95
	Other		652,953	1.54

			1,058,064	2.49

	CHEMICALS AND ALLIED PRODUCTS
	Du Pont (E.I.) de Nemours & Co	10,081	494,473	1.17
	Merck & Co, Inc	24,800	797,072	1.88
	Other		786,535	1.85

			2,078,080	4.90

	COMMUNICATIONS
	BellSouth Corp	16,252	451,643	1.06
*	Comcast Corp (Class A)	11,525	383,552	0.90
*	Lucent Technologies, Inc	86,566	325,488	0.77
	SBC Communications, Inc	17,095	440,538	1.04
	Sprint Corp	13,738	341,389	0.81
	Verizon Communications, Inc	18,548	751,379	1.77
	Viacom, Inc (Class B)	22,900	833,331	1.96
	Other		316,566	0.75

			3,843,886	9.06

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	26,413	1,241,147	2.93
	Citigroup, Inc	42,093	2,028,041	4.78
	Fifth Third Bancorp	8,551	404,291	0.95
	JPMorgan Chase & Co	26,824	1,046,404	2.47
	Northern Trust Corp	13,240	643,199	1.52
	SunTrust Banks, Inc	4,198	310,148	0.73
	U.S. Bancorp	10,235	320,560	0.75
	Wachovia Corp	8,909	468,613	1.10
	Wells Fargo & Co	4,891	303,976	0.72
	Other		151,258	0.35

			6,917,637	16.30

	EATING AND DRINKING PLACES
*	Brinker International, Inc	13,942	488,946	1.15

			488,946	1.15

	ELECTRIC, GAS, AND SANITARY SERVICES
	Cinergy Corp	9,030	375,919	0.89
*	CMS Energy Corp	28,388	296,655	0.70

72	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Fund	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES—(continued)
	Dominion Resources, Inc	7,111	$481,699	1.14%
*	PG&E Corp	11,567	384,950	0.91
	Waste Management, Inc	14,797	443,022	1.04
	Other		811,513	1.91

			2,793,758	6.59

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	General Electric Co	59,745	2,180,692	5.14
	Other		1,459,505	3.44

			3,640,197	8.58

	ENGINEERING AND MANAGEMENT SERVICES		327,895	0.77

	FOOD AND KINDRED PRODUCTS		701,321	1.65

	FOOD STORES		228,273	0.54

	FURNITURE AND HOMEFURNISHINGS STORES		259,875	0.61

	GENERAL MERCHANDISE STORES
	Sears Roebuck & Co	8,356	426,407	1.01
	Other		36,978	0.08

			463,385	1.09

	HEALTH SERVICES		199,375	0.47

	HOLDING AND OTHER INVESTMENT OFFICES
	iShares Russell 1000 Value Index Fund	21,841	1,449,587	3.42
	Other		1,053,372	2.48

			2,502,959	5.90

	HOTELS AND OTHER LODGING PLACES		479,715	1.13

	INDUSTRIAL MACHINERY AND EQUIPMENT
	Hewlett-Packard Co	19,301	404,742	0.95
	Other		187,768	0.45

			592,510	1.40

	INSTRUMENTS AND RELATED PRODUCTS
	Raytheon Co	7,760	301,321	0.71

			301,321	0.71

	INSURANCE AGENTS, BROKERS AND SERVICE
	AON Corp	12,179	290,591	0.69

			290,591	0.69

	INSURANCE CARRIERS
	American International Group, Inc	11,098	728,806	1.72
	St. Paul Travelers Cos, Inc	15,176	562,574	1.33
*	WellPoint, Inc	2,695	309,925	0.73
	Other		719,951	1.69

			2,321,256	5.47

	MOTION PICTURES
*	Time Warner, Inc	47,231	918,171	2.16

			918,171	2.16

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	73

Large-Cap Value Fund	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	NONDEPOSITORY INSTITUTIONS
	Fannie Mae	6,396	$455,459	1.07%
	Freddie Mac	4,090	301,433	0.71

			756,892	1.78

	OIL AND GAS EXTRACTION
	Kerr-McGee Corp	5,807	335,587	0.79
	Other		578,912	1.37

			914,499	2.16

	PAPER AND ALLIED PRODUCTS
	International Paper Co	13,088	549,696	1.30
*	Smurfit-Stone Container Corp	16,565	309,434	0.73

			859,130	2.03

	PETROLEUM AND COAL PRODUCTS
	ChevronTexaco Corp	11,918	625,814	1.48
	ConocoPhillips	3,635	315,627	0.74
	ExxonMobil Corp	39,638	2,031,844	4.79

			2,973,285	7.01

	PRINTING AND PUBLISHING		246,138	0.58

	RAILROAD TRANSPORTATION
	CSX Corp	8,058	322,965	0.76

			322,965	0.76

	REAL ESTATE		7,942	0.02

	SECURITY AND COMMODITY BROKERS
	Charles Schwab Corp	28,168	336,889	0.79
	Morgan Stanley	15,864	880,769	2.08
	Other		357,913	0.84

			1,575,571	3.71

	TOBACCO PRODUCTS
	Altria Group, Inc	31,967	1,953,184	4.60

			1,953,184	4.60

	TRANSPORTATION BY AIR		177,219	0.42

	TRANSPORTATION EQUIPMENT		887,014	2.09

	WHOLESALE TRADE-NONDURABLE GOODS
	AmerisourceBergen Corp	5,181	$304,021	0.72%

			304,021	0.72

	TOTAL COMMON STOCKS	(Cost $36,623,165)	42,190,250	99.44

	TOTAL PORTFOLIO	(Cost $36,623,165)	42,190,250	99.44%
	OTHER ASSETS & LIABILITIES, NET		237,610	0.56

	NET ASSETS		$42,427,860	100.00%

74	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Fund	Summary portfolio of investments December 31, 2004	concluded

*	Non-income producing
b	In bankruptcy

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $36,742,969. Net unrealized appreciation of portfolio investments aggregated $5,447,281 of which $5,826,864 related to appreciated portfolio investments and $379,583 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	75

Small-Cap Equity Fund	Summary portfolio of investments December 31, 2004

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	PREFERRED STOCKS
	HEALTH SERVICES		$5,220	0.01%

	TOTAL PREFERRED STOCKS	(Cost $4,507)	5,220	0.01

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS		41,316	0.10

	AMUSEMENT AND RECREATION SERVICES
*	Sunterra Corp	11,309	158,778	0.38
	Other		340,211	0.80

			498,989	1.18

	APPAREL AND ACCESSORY STORES		476,069	1.13

	APPAREL AND OTHER TEXTILE PRODUCTS
*	Guess?, Inc	8,700	109,185	0.26
	Other		152,945	0.36

			262,130	0.62

	AUTO REPAIR, SERVICES AND PARKING		58,946	0.14

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		146,708	0.35

	BUILDING MATERIALS AND GARDEN SUPPLIES		90,509	0.22

	BUSINESS SERVICES
*	Bisys Group, Inc	5,500	90,475	0.21
*	CACI International, Inc (Class A)	1,300	88,569	0.21
*	CSG Systems International, Inc	6,554	122,560	0.29
*	Earthlink, Inc	6,735	77,587	0.18
*	Hyperion Solutions Corp	1,800	83,916	0.20
*	United Online, Inc	15,410	177,677	0.42
	Other		3,572,266	8.47

			4,213,050	9.98

	CHEMICALS AND ALLIED PRODUCTS
*	FMC Corp	1,900	91,770	0.22
	Georgia Gulf Corp	1,600	79,680	0.19
	Valeant Pharmaceuticals International	3,000	79,050	0.19
	Other		2,310,028	5.47

			2,560,528	6.07

	COMMUNICATIONS		671,211	1.59

	DEPOSITORY INSTITUTIONS
	Anchor Bancorp Wisconsin, Inc	3,047	88,820	0.21
	Corus Bankshares, Inc	1,721	82,625	0.19
	Downey Financial Corp	2,100	119,700	0.28
	TierOne Corp	5,200	129,220	0.31
	Trustmark Corp	2,535	78,762	0.19
	Other		3,417,722	8.10

			3,916,849	9.28

76	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	EATING AND DRINKING PLACES
*	CEC Entertainment, Inc	1,950	$77,941	0.18%
*	CKE Restaurants, Inc	6,900	100,119	0.24
	Other		617,994	1.47

			796,054	1.89

	EDUCATIONAL SERVICES		59,989	0.14

	ELECTRIC, GAS, AND SANITARY SERVICES
	UIL Holdings Corp	1,600	82,080	0.20
	Other		1,376,995	3.26

			1,459,075	3.46

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Sigmatel, Inc	3,800	135,014	0.32
	Other		2,391,676	5.67

			2,526,690	5.99

	ENGINEERING AND MANAGEMENT SERVICES		955,748	2.27

	FABRICATED METAL PRODUCTS
*	Crown Holdings, Inc	8,300	114,042	0.27
	Other		476,863	1.13

			590,905	1.40

	FOOD AND KINDRED PRODUCTS
*	Darling International, Inc	37,300	162,628	0.38
	Other		383,295	0.91

			545,923	1.29

	FOOD STORES		158,082	0.37

	FURNITURE AND FIXTURES		195,710	0.46

	FURNITURE AND HOMEFURNISHINGS STORES		160,334	0.38

	GENERAL BUILDING CONTRACTORS		248,615	0.59

	GENERAL MERCHANDISE STORES		140,501	0.33

	HEALTH SERVICES
*	Apria Healthcare Group, Inc	2,500	82,375	0.20
	Other		802,697	1.90

			885,072	2.10

	HEAVY CONSTRUCTION, EXCEPT BUILDING		54,590	0.13

	HOLDING AND OTHER INVESTMENT OFFICES
	Greater Bay Bancorp	3,955	110,265	0.26
	iShares Russell 2000 Index Fund	7,671	993,395	2.36
	New Century Financial Corp	1,420	90,752	0.22
	Omega Healthcare Investors, Inc	8,000	94,400	0.22
	Senior Housing Properties Trust	9,800	185,612	0.44
	Other		2,874,193	6.81

			4,348,617	10.31

	HOTELS AND OTHER LODGING PLACES		168,777	0.40

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	77

Small-Cap Equity Fund	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	Emulex Corp	11,300	$190,292	0.45%
*	Flowserve Corp	4,000	110,160	0.26
	Joy Global, Inc	1,800	78,174	0.19
*	Terex Corp	2,400	114,360	0.27
	Other		1,842,525	4.37

			2,335,511	5.54

	INSTRUMENTS AND RELATED PRODUCTS
	Invacare Corp	1,700	78,642	0.18
	Mentor Corp	2,600	87,724	0.21
*	Steris Corp	4,100	97,252	0.23
	Other		2,041,772	4.84

			2,305,390	5.46

	INSURANCE AGENTS, BROKERS AND SERVICE		95,736	0.23

	INSURANCE CARRIERS		1,198,124	2.84

	JUSTICE, PUBLIC ORDER AND SAFETY		23,922	0.06

	LEATHER AND LEATHER PRODUCTS		117,659	0.28

	LEGAL SERVICES		14,044	0.03

	LOCAL AND INTERURBAN PASSENGER TRANSIT
*	Laidlaw International, Inc	5,000	107,000	0.25

			107,000	0.25

	LUMBER AND WOOD PRODUCTS		124,757	0.30

	METAL MINING		123,360	0.29

	MISCELLANEOUS MANUFACTURING INDUSTRIES		291,485	0.69

	MISCELLANEOUS RETAIL		384,144	0.91

	MOTION PICTURES		107,435	0.25

	NONDEPOSITORY INSTITUTIONS
*	CompuCredit Corp	3,197	87,406	0.21
	Other		252,375	0.60

			339,781	0.81

	NONMETALLIC MINERALS, EXCEPT FUELS		28,187	0.07

	OIL AND GAS EXTRACTION
	St. Mary Land & Exploration Co	1,900	79,306	0.19
	Vintage Petroleum, Inc	4,200	95,298	0.22
	Other		1,307,240	3.10

			1,481,844	3.51

	PAPER AND ALLIED PRODUCTS		263,685	0.62

	PERSONAL SERVICES		187,010	0.44

	PETROLEUM AND COAL PRODUCTS
*	Tesoro Corp	3,400	108,324	0.26
	Other		149,945	0.35

			258,269	0.61

78	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund	Summary portfolio of investments December 31, 2004	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	PRIMARY METAL INDUSTRIES
*	Maverick Tube Corp	3,700	$112,110	0.27%
	Other		801,702	1.90

			913,812	2.17

	PRINTING AND PUBLISHING
*	Valassis Communications, Inc	2,400	84,024	0.20
	Other		398,735	0.94

			482,759	1.14

	RAILROAD TRANSPORTATION		89,151	0.21

	REAL ESTATE
*	Stewart Enterprises, Inc (Class A)	13,714	95,861	0.23
	Other		101,678	0.24

			197,539	0.47

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
*	Goodyear Tire & Rubber Co	5,500	80,630	0.19
	Other		303,397	0.72

			384,027	0.91

	SECURITY AND COMMODITY BROKERS		264,802	0.63

	SOCIAL SERVICES		37,044	0.09

	SPECIAL TRADE CONTRACTORS
*	Dycom Industries, Inc	2,700	82,404	0.20
	Other		94,054	0.22

			176,458	0.42

	STONE, CLAY, AND GLASS PRODUCTS		168,991	0.40

	TRANSPORTATION BY AIR		327,388	0.78

	TRANSPORTATION EQUIPMENT
	Arctic Cat, Inc	3,044	80,727	0.19
	Winnebago Industries, Inc	4,100	160,146	0.38
	Other		586,620	1.39

			827,493	1.96

	TRANSPORTATION SERVICES		187,419	0.44

	TRUCKING AND WAREHOUSING
*	Landstar System, Inc	1,100	81,004	0.19
*	Swift Transportation Co, Inc	4,616	99,151	0.24
	Other		252,223	0.60

			432,378	1.03

	WATER TRANSPORTATION		101,830	0.24

	WHOLESALE TRADE-DURABLE GOODS
*	Brightpoint, Inc	5,900	115,286	0.27
	Other		688,124	1.63

			803,410	1.90

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	79

Small-Cap Equity Fund	Summary portfolio of investments December 31, 2004	concluded

COMPANY		VALUE	% OF NET ASSETS

WHOLESALE TRADE-NONDURABLE GOODS		$637,476	1.51%

TOTAL COMMON STOCKS	(Cost $35,965,877)	42,050,307	99.66

TOTAL PORTFOLIO	(Cost $35,970,384)	42,055,527	99.67%
OTHER ASSETS & LIABILITIES, NET		138,514	0.33

NET ASSETS		$42,194,041	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $36,202,220. Net unrealized appreciation of portfolio investments aggregated $5,853,307 of which $6,624,819 related to appreciated portfolio investments and $771,512 related to depreciated portfolio investments.

Restricted security held by the Fund is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE
Wiltel Communications (Rts)	11/07/03	$—	$—

80	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Real Estate Securities Fund	Summary portfolio of investments December 31, 2004

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	PREFERRED STOCKS
	HOLDING AND OTHER INVESTMENT OFFICES		$1,815,330	2.84%

	TOTAL PREFERRED STOCKS	(Cost $1,800,000)	1,815,330	2.84

	COMMON STOCKS
	HOLDING AND OTHER INVESTMENT OFFICES
	Aames Investment Corp	55,000	588,500	0.92
	Affordable Residential Communities	88,000	1,262,800	1.98
	Archstone-Smith Trust	48,000	1,838,400	2.88
	Bimini Mortgage Management, Inc (Class A)	75,000	1,204,500	1.88
	BNP Residential Properties, Inc	36,500	587,650	0.92
	Boston Properties, Inc	15,800	1,021,786	1.60
	Cedar Shopping Centers, Inc	49,968	714,542	1.12
	Corporate Office Properties Trust	28,000	821,800	1.29
	Developers Diversified Realty Corp	18,712	830,251	1.30
	Duke Realty Corp	15,468	528,078	0.83
	Equity Inns, Inc	56,000	657,440	1.03
	Equity Residential	36,000	1,302,480	2.04
	Falcon Financial Investment Trust	98,000	686,000	1.07
*	Feldman Mall Properties, Inc	56,000	728,560	1.14
	General Growth Properties, Inc	41,125	1,487,080	2.33
	Glenborough Realty Trust, Inc	61,000	1,298,080	2.03
	GMH Communities Trust	116,000	1,635,600	2.56
*	Gramercy Capital	50,000	1,030,000	1.61
	HomeBanc Corp	108,000	1,045,440	1.63
	Host Marriott Corp	31,000	536,300	0.84
	IMPAC Mortgage Holdings, Inc	28,500	646,095	1.01
	Kimco Realty Corp	14,000	811,860	1.27
	LaSalle Hotel Properties	37,500	1,193,625	1.87
	Lexington Corporate Properties Trust	23,611	533,136	0.83
	Liberty Property Trust	15,000	648,000	1.01
	LTC Properties, Inc	36,500	726,715	1.14
	Macerich Co	16,300	1,023,640	1.60
	Monmouth REIT (Class A)	89,600	771,456	1.21
	New Century Financial Corp	9,800	626,318	0.98
	Newcastle Investment Corp	24,663	783,790	1.23
	Novastar Financial, Inc	15,142	749,529	1.17
	Omega Healthcare Investors, Inc	100,000	1,180,000	1.85
	Public Storage, Inc	16,600	925,450	1.45
	Reckson Associates Realty Corp	42,000	1,378,020	2.16
	Regency Centers Corp	10,900	603,860	0.94
	Simon Property Group, Inc	22,900	1,480,943	2.32
	SL Green Realty Corp	13,000	787,150	1.23
*	Spirit Finance Corp	111,793	1,414,182	2.21
	Strategic Hotel Capital, Inc	50,000	825,000	1.29
	Sunstone Hotel Investors, Inc	27,300	567,294	0.89
	Trizec Properties, Inc	64,000	1,210,880	1.89
	U-Store-It Trust	49,000	850,150	1.33

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	81

Real Estate Securities Fund	Summary portfolio of investments December 31, 2004	concluded

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	HOLDING AND OTHER INVESTMENT OFFICES—(continued)
	Vornado Realty Trust	8,500	$647,105	1.01%
	Other		14,164,235	22.17

			54,353,720	85.06

	HOTELS AND OTHER LODGING PLACES
*	Fairmont Hotels & Resorts	16,500	571,560	0.89
*	Jameson Inns, Inc	395,000	778,150	1.22
*	Lodgian, Inc	110,700	1,361,610	2.13
	Starwood Hotels & Resorts Worldwide, Inc	11,500	671,600	1.05
	Other		1,051,288	1.65

			4,434,208	6.94

	REAL ESTATE
	Catellus Development Corp	28,000	856,800	1.34
*	Thomas Properties Group, Inc	71,000	904,540	1.42
	Other		350,650	0.55

			2,111,990	3.31

	TOTAL COMMON STOCKS	(Cost $55,133,003)	60,899,918	95.31

	ISSUER	PRINCIPAL
	SHORT-TERM INVESTMENTS
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)1.000%, 01/03/05	$2,260,000	2,259,595	3.53

	TOTAL SHORT-TERM INVESTMENTS	(Cost $2,259,843)	2,259,595	3.53

	TOTAL PORTFOLIO	(Cost $59,192,846)	64,974,843	101.68%
	OTHER ASSETS & LIABILITIES, NET		(1,076,025)	(1.68)

	NET ASSETS		$63,898,818	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $58,975,635. Net unrealized appreciation of portfolio investments aggregated $5,999,208 of which $6,465,125 related to appreciated portfolio investments and $465,917 related to depreciated portfolio investments.

82	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Bond Fund	Summary portfolio of investments December 31, 2004

	ISSUER	RATING†	PRINCIPAL	VALUE	% OF NET ASSETS

	BONDS
	CORPORATE BONDS
	ASSET BACKED
	Chase Funding Mortgage Loan Series 2004-2 (Class 1A2) 3.777%, 01/25/22	Aaa	$1,000,000	$995,098	1.71%
	Chase Funding Mortgage Loan Series 2004-2 (Class 1B2) 5.700%, 02/25/34	Baa2	500,000	485,660	0.83

				1,480,758	2.54

	CHEMICALS AND ALLIED PRODUCTS			204,292	0.35

	COMMUNICATIONS			971,655	1.66

	DEPOSITORY INSTITUTIONS
g	Citigroup, Inc (Sub Note) 5.000%, 09/15/14	Aa2	212,000	212,822	0.36
v	TRAINS (Secured Note) 5.940%, 01/25/07	A3	4,460,000	4,626,804	7.93
v	TRAINS (Sr Note) 6.962%, 01/15/12	A3	4,080,000	4,537,450	7.77
	Other			617,610	1.06

				9,994,686	17.12

	ELECTRIC, GAS, AND SANITARY SERVICES			108,647	0.19

	GENERAL BUILDING CONTRACTORS			201,483	0.34

	GENERAL MERCHANDISE STORES			130,190	0.22

	INSURANCE CARRIERS			200,746	0.34

	METAL MINING			99,659	0.17

	MOTION PICTURES			122,297	0.21

	NONDEPOSITORY INSTITUTIONS
v	Wells Fargo Home Equity Trust 4.450%, 10/26/34	NR	406,166	406,166	0.70
	Other			415,435	0.71

				821,601	1.41

	OIL AND GAS EXTRACTION			109,913	0.19

	OTHER MORTGAGE BACKED SECURITIES
	Bank of America Alternative Loan Trust Series 2004-7 (Class 2A1) 6.000%, 08/25/34	NR	949,542	975,061	1.67
	Centex Home Equity Series 2004-C (Class AF5) 5.980%, 06/25/34	Aaa	400,000	407,560	0.70
	JP Morgan Chase Commercial Mortgage Securities Corp Series 2002—C1 (Class A3) 5.376%, 07/12/37	Aaa	750,000	786,330	1.35
	Merrill Lynch Mortgage Trust Series 2004-BPC1 (Class Aj) 4.922%, 10/12/41	NR	500,000	499,418	0.85
	Other			93,529	0.16

				2,761,898	4.73

	PETROLEUM AND COAL PRODUCTS			307,735	0.53

	PRINTING AND PUBLISHING			116,558	0.20

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	83

Bond Fund	Summary portfolio of investments December 31, 2004	continued

ISSUER	RATING†	PRINCIPAL	VALUE	% OF NET ASSETS

SECURITY AND COMMODITY BROKERS			$201,845	0.35%

TRANSPORTATION EQUIPMENT			429,379	0.74

TOTAL CORPORATE BONDS	(Cost $18,470,386)		18,263,342	31.29

GOVERNMENT BONDS
AGENCY SECURITIES
Federal Home Loan Bank (FHLB) 2.500%, 04/11/06	Aaa	$2,000,000	1,985,560	3.40
FHLB 2.875%, 05/22/06	Aaa	1,400,000	1,395,526	2.39
Federal Home Loan Mortgage Corp (FHLMC) 1.875%, 02/15/06	Aaa	2,250,000	2,221,282	3.81
FHLMC 7.000%, 03/15/10	Aaa	1,500,000	1,711,914	2.93
FHLMC 5.875%, 03/21/11	Aa2	1,000,000	1,079,649	1.85
Federal National Mortgage Association (FNMA) 3.375%, 12/15/08	Aaa	1,215,000	1,199,347	2.05
FNMA 4.625%, 10/15/14	Aaa	1,000,000	1,000,751	1.72

			10,594,029	18.15

FOREIGN GOVERNMENT BONDS			98,750	0.17

MORTGAGE BACKED SECURITIES
Federal Home Loan Mortgage Corp Gold (FGLMC) 5.000%, 06/01/18		544,748	553,651	0.95
FGLMC 5.000%, 02/01/19		685,039	696,020	1.19
FGLMC 5.000%, 07/01/33		707,319	703,884	1.21
FGLMC 5.000%, 11/01/33		451,240	449,048	0.77
FGLMC 6.000%, 11/01/33		873,875	903,122	1.55
FGLMC 6.500%, 08/01/34		658,531	691,173	1.18
Federal National Mortgage Association (FNMA) 6.292%, 12/01/08		744,527	786,451	1.35
FNMA 6.000%, 02/01/18		607,491	636,908	1.09
FNMA 5.500%, 04/01/18		895,409	926,166	1.59
FNMA 5.500%, 05/01/18		183,882	190,199	0.32
FNMA 5.000%, 01/01/19		1,661,707	1,689,893	2.89
FNMA 5.500%, 02/01/24		437,782	447,836	0.77
FNMA 5.500%, 07/01/24		953,382	975,030	1.67
FNMA 5.500%, 07/01/33		2,214,855	2,250,473	3.86
FNMA 4.500%, 08/01/33		454,656	440,237	0.75
FNMA 6.000%, 10/01/33		915,450	947,023	1.62
FNMA 5.000%, 03/01/34		1,806,862	1,796,264	3.08
FNMA 5.500%, 11/01/34		1,482,830	1,506,268	2.58
Government National Mortgage Association (GNMA) 5.500%, 07/20/33		771,972	788,466	1.35
GNMA 5.000%, 06/15/34		445,382	445,930	0.76
GNMA 5.000%, 11/15/34		446,792	447,342	0.77
Other			107,859	0.18

			18,379,243	31.48

84	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Bond Fund	Summary portfolio of investments December 31, 2004	concluded

	ISSUER	RATING†	PRINCIPAL	VALUE	% OF NET ASSETS

	U.S. TREASURY SECURITIES
	U.S. Treasury Bond 8.000% 11/15/21		$1,870,000	$2,567,585	4.40%
	U.S. Treasury Bond 5.375% 02/15/31		690,000	745,952	1.28
k	U.S. Treasury Inflation Indexed Note 3.875%, 01/15/09		581,915	652,600	1.12
	U.S. Treasury Note 2.625% 05/15/08		800,000	782,206	1.34
	U.S. Treasury Note 3.125% 04/15/09		1,000,000	984,820	1.69
	U.S. Treasury Note 4.000% 06/15/09		1,000,000	1,019,050	1.74
	U.S. Treasury Note 3.625% 05/15/13		2,250,000	2,180,270	3.73
	U.S. Treasury Note 4.250% 08/15/13		1,000,000	1,007,700	1.73
	U.S. Treasury Note 4.250% 11/15/14		600,000	601,500	1.03

				10,541,683	18.06

	TOTAL GOVERNMENT BONDS	(Cost $39,457,432)		39,613,705	67.86

	TOTAL BONDS	(Cost $57,927,818)		57,877,047	99.15

	SHORT-TERM INVESTMENTS
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB) 1.000%, 01/03/05		670,000	669,880	1.14

				669,880	1.14

	TOTAL SHORT-TERM INVESTMENTS	(Cost $669,953)		669,880	1.14

	TOTAL PORTFOLIO	(Cost $58,597,771)		58,546,927	100.29%
	OTHER ASSETS AND LIABILITIES, NET			(171,502)	(0.29)

	NET ASSETS			$58,375,425	100.00%

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At December 31, 2004, the value of these securities amounted to $314,722 or 0.54% of net assets.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
v	Security valued at fair value.
†	As provided by Moody's Investors Service (Unaudited).

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $58,681,960. Net unrealized depreciation of portfolio investments aggregated $135,033, of which $377,169 related to appreciated portfolio investments and $512,202 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	85

Money Market Fund	Portfolio of investments December 31, 2004

		PRINCIPAL	VALUE	% OF NET ASSETS
	SHORT-TERM INVESTMENTS
	CERTIFICATE OF DEPOSIT
	Toronto Dominion Bank 2.015%, 03/10/05	$800,000	$800,000	3.03%
	Wells Fargo 2.310%, 01/31/05	490,000	490,000	1.86

			1,290,000	4.89

	COMMERCIAL PAPER
	Abbey National North America LLC 2.250%, 02/02/05	380,000	379,240	1.44
	ABN Amro North America Finance, Inc 1.950%, 01/21/05	470,000	469,501	1.78
	ABN Amro North America Finance, Inc 2.280%, 01/24/05	200,000	199,737	0.76
	American Honda Finance Corp 2.190%, 01/25/05	800,000	798,832	3.03
c	Beta Finance, Inc 2.260%, 02/16/05	380,000	378,908	1.44
c	Beta Finance, Inc 2.400%, 03/15/05	400,000	398,053	1.51
c	BMW US Capital Corp 2.280%, 01/20/05	720,000	719,134	2.73
	Canadian Imperial Bank of Commerce 2.350%, 02/15/05	800,000	797,650	3.02
	Caterpillar Financial Services Corp 2.290%, 01/28/05	800,000	798,672	3.03
c	CC (USA), Inc 2.330%, 03/01/05	800,000	796,945	3.02
c	Corporate Asset Funding Corp, Inc 2.420%, 03/04/05	680,000	677,166	2.57
c	Delaware Funding Co LLC 2.340%, 01/24/05	800,000	798,804	3.03
c	Dorada Finance, Inc 2.120%, 02/08/05	370,000	369,195	1.40
c	Dorada Finance, Inc 2.260%, 02/22/05	400,000	398,694	1.51
c	Edison Asset Securitization, LLC 2.220%, 02/18/05	800,000	797,632	3.02
	FCAR Owner Trust I 2.200%, 01/06/05	520,000	519,858	1.97
c	Fortune Brands 2.060%, 01/11/05	260,000	259,851	0.99
	Goldman Sachs Group, Lp 2.330%, 01/03/05	790,000	789,898	3.00
c	Govco, Inc 2.210%, 01/12/05	785,000	784,515	2.97
c	Greyhawk Funding LLC 2.290%, 01/19/05	700,000	699,199	2.65
c	Kitty Hawk Funding Corp 2.360%, 02/15/05	400,000	398,870	1.51
c	Links Finance LLC 1.980%, 01/12/05	300,000	299,820	1.14
c	Links Finance LLC 2.350%, 03/01/05	500,000	498,074	1.89
	Morgan Stanley Dean Witter 2.170%, 01/04/05	800,000	799,855	3.03
	Paccar Financial Corp 2.100%, 01/27/05	670,000	668,984	2.54
c	Park Avenue Receivables Corp 2.350%, 02/04/05	670,000	668,513	2.53
c	Preferred Receivables Funding Corp 2.280%, 01/14/05	800,000	799,341	3.03
c	Private Export Funding Corporation 2.480%, 04/20/05	800,000	793,993	3.01
	Rabobank USA Financial Corp 2.250%, 01/27/05	225,000	224,634	0.85
c	Ranger Funding Company LLC 2.470%, 03/15/05	330,000	328,414	1.25
c	Ranger Funding Company LLC 2.430%, 03/17/05	450,000	447,722	1.70
	Royal Bank of Scotland plc 2.240%, 02/03/05	760,000	758,439	2.88
c	Sigma Finance, Inc 2.030%, 01/13/05	800,000	799,459	3.03
	Societe Generale North America, Inc 2.450%, 03/28/05	800,000	795,318	3.01
	UBS Finance, (Delaware), Inc 2.290%, 01/24/05	500,000	499,281	1.89
c	Yorktown Capital, LLC 2.440%, 03/17/05	800,000	795,933	3.02

			21,408,134	81.18

	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Farm Credit Bank (FFCB) 1.840%, 02/11/05	100,000	99,790	0.38
	FFCB 1.900%, 02/28/05	130,000	129,602	0.49
	Federal Home Loan Bank (FHLB) 2.190%, 02/16/05	525,000	523,531	1.99
	FHLB 2.520%, 05/06/05	151,000	148,667	0.56

86	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Money Market Fund	Portfolio of investments December 31, 2004	concluded

	PRINCIPAL	VALUE	% OF NET ASSETS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES (continued)
Federal Home Loan Mortgage Corp (FHLMC) 2.320%, 02/22/05	$730,000	$727,997	2.76%
FHLMC 1.510%, 03/10/05	200,000	199,430	0.76
FHLMC 2.450%, 03/29/05	155,000	154,082	0.58
Federal National Mortgage Association (FNMA) 1.240%, 01/07/05	250,000	249,933	0.95
FNMA 2.160%, 01/12/05	85,000	84,955	0.32
FNMA 2.250%, 02/01/05	750,000	748,547	2.84
FNMA 2.540%, 05/04/05	700,000	692,824	2.63

		3,759,358	14.26

TOTAL SHORT-TERM INVESTMENTS	(Cost $ 26,457,492)	26,457,492	100.33

TOTAL PORTFOLIO	(Cost $ 26,457,492)	26,457,492	100.33%
OTHER ASSETS AND LIABILITIES, NET		(86,206)	(0.33)

NET ASSETS		$26,371,286	100.00%

c	Commercial paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $26,457,492.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	87

Statements of assets and liabilities	TIAA-CREF Life Funds December 31, 2004

Growth Equity Fund

ASSETS
Portfolio investments, at cost	$28,518,618
Net unrealized appreciation (depreciation) of portfolio investments	(240,757)

Portfolio investments, at value	28,277,861
Cash	12,798
Cash—foreign (cost of $—, $275, $134,816, $—, and $—, respectively)	—
Receivable from securities transactions	86,936
Receivable for Fund shares sold	35,474
Dividends and interest receivable	17,482
Receivable for variation margin on open futures contracts	—

Total assets	28,430,551

LIABILITIES
Due to investment advisor	7,859
Income distribution payable	—
Payable for securities transactions	141,040
Payable for Fund shares redeemed	—
Payable for variation margin on open futures contracts	—

Total liabilities	148,899

NET ASSETS	$28,281,652

NET ASSETS CONSIST OF:
Paid-in-capital	$66,921,953
Accumulated undistributed (distributions in excess of) net investment income	6,537
Accumulated undistributed net realized loss on total investments	(38,406,081)
Accumulated appreciation (depreciation) on total investments	(240,757)

NET ASSETS	$28,281,652

Outstanding shares of beneficial interest, unlimited shares authorized ($0.0001 par value)	2,082,237
Net asset value per share	$13.58

88	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund	International Equity Fund	Stock Index Fund	Social Choice Equity Fund

$45,403,452	$45,397,949	$143,969,848	$28,754,201
2,205,759	6,333,355	450,265	(1,254,209)

47,609,211	51,731,304	144,420,113	27,499,992
3,370	8,857	22,383	51,673
309	135,055	—	—
94,000	217,017	5,781	—
—	172,690	50,556	29,186
53,226	94,416	179,730	26,748
—	—	1,753	—

47,760,116	52,359,339	144,680,316	27,607,599

9,626	13,589	10,596	2,474
—	2,673	—	—
—	191,829	1,447,025	—
1,781	—	—	—
300	—	650	—

11,707	208,091	1,458,271	2,474

$47,748,409	$52,151,248	$143,222,045	$27,605,125

$62,825,438	$65,512,627	$144,743,261	$29,464,524
2,612	(30,423)	395	1,750
(17,294,280)	(19,671,456)	(1,985,389)	(606,940)
2,214,639	6,340,500	463,778	(1,254,209)

$47,748,409	$52,151,248	$143,222,045	$27,605,125

2,330,005	3,023,544	5,442,731	1,213,270
$20.49	$17.25	$26.31	$22.75

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	89

Statements of assets and liabilities	TIAA-CREF Life Funds December 31, 2004

Large-Cap Value Fund

ASSETS
Portfolio investments, at cost	$36,623,165
Net unrealized appreciation (depreciation) of portfolio investments	5,567,085

Portfolio investments, at value	42,190,250
Cash	44,150
Receivable from securities transactions	148,157
Receivable for Fund shares sold	67,711
Dividends and interest receivable	75,784

Total assets	42,526,052

LIABILITIES
Due to investment advisor	8,588
Income distribution payable	—
Payable for securities transactions	89,604
Payable for Fund shares redeemed	—

Total liabilities	98,192

NET ASSETS	$42,427,860

NET ASSETS CONSIST OF:
Paid-in-capital	$35,579,827
Accumulated undistributed net investment income	129
Accumulated undistributed net realized gain (loss) on total investments	1,280,819
Accumulated appreciation (depreciation) on total investments	5,567,085

NET ASSETS	$42,427,860

Outstanding shares of beneficial interest, unlimited shares authorized ($0.0001 par value)	1,283,066
Net asset value per share	$33.07

90	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

concluded

Small-Cap Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$35,970,384	$59,192,846	$58,597,771	$26,457,492
6,085,143	5,781,997	(50,844)	—

42,055,527	64,974,843	58,546,927	26,457,492
106,281	6,076	10,023	3,046
1,054,313	2,046,910	65,269	—
21,742	147,196	3,438	—
46,055	351,881	360,144	5,652

43,283,918	67,526,906	58,985,801	26,466,190

3,786	13,152	5,706	1,638
—	—	—	34,131
1,086,091	3,614,936	604,670	—
—	—	—	59,135

1,089,877	3,628,088	610,376	94,904

$42,194,041	$63,898,818	$58,375,425	$26,371,286

$35,124,430	$55,137,765	$58,697,848	$26,371,232
6,274	236,710	19,984	—
978,194	2,742,346	(291,563)	54
6,085,143	5,781,997	(50,844)	—

$42,194,041	$63,898,818	$58,375,425	$26,371,286

1,262,248	1,885,376	2,346,067	26,371,232
$33.43	$33.89	$24.88	$1.00

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	91

Statements of operations	TIAA-CREF Life Funds For the year ended December 31, 2004

Growth Equity Fund

INVESTMENT INCOME
Interest	$10,759
Dividends	320,745
Foreign taxes withheld	(2,577)

Total income	328,927

EXPENSES
Investment management fees	68,771
Trustee fees and expenses	—

Net expenses	68,771

Net investment income	260,156

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	(2,451,353)
Futures transactions	—
Foreign currency transactions	—

Net realized gain (loss) on total investments	(2,451,353)

Change in unrealized appreciation (depreciation) on:
Portfolio investments	3,897,716
Futures transactions	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—

Net change in unrealized appreciation (depreciation) on total investments	3,897,716

Net realized and unrealized gain on total investments	1,446,363

Net increase in net assets resulting from operations	$1,706,519

92	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund	International Equity Fund	Stock Index Fund	Social Choice Equity Fund

$10,267	$22,028	$27,094	$2,783
845,045	1,073,812	2,480,974	496,386
(1,641)	(72,322)	(12)	—

853,671	1,023,518	2,508,056	499,169

103,523	137,492	77,701	18,451
810	—	23	—

104,333	137,492	77,724	18,451

749,338	886,026	2,430,332	480,718

4,126,728	8,909,955	(59,210)	421,325
14,696	—	44,954	—
(5,612)	(26,848)	—	—

4,135,812	8,883,107	(14,256)	421,325

(549,726)	(1,899,016)	12,412,528	2,215,108
8,846	—	13,513	—
5	3,917	—	—

(540,875)	(1,895,099)	12,426,041	2,215,108

3,594,937	6,988,008	12,411,785	2,636,433

$4,344,275	$7,874,034	$14,842,117	$3,117,151

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	93

Statements of operations	TIAA-CREF Life Funds For the year ended December 31, 2004

Large-Cap Value Fund

INVESTMENT INCOME
Interest	$499
Dividends	820,761
Foreign taxes withheld	(332)

Total income	820,928

EXPENSES
Investment management fees	79,877
Trustee fees and expenses	370

Net expenses	80,247

Net investment income	740,681

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) on total investments	5,580,090
Net change in unrealized appreciation on total investments	425,146

Net realized and unrealized gain on total investments	6,005,236

Net increase in net assets resulting from operations	$6,745,917

94	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

concluded

Small-Cap Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$663	$27,899	$2,108,625	$347,072
450,961	2,034,306	—	—
(85)	(429)	—	—

451,539	2,061,776	2,108,625	347,072

36,792	110,692	54,311	14,796
370	532	1,175	468

37,162	111,224	55,486	15,264

414,377	1,950,552	2,053,139	331,808

6,246,428	8,795,751	(197,829)	51
25,122	3,006,966	385,193	—

6,271,550	11,802,717	187,364	51

$6,685,927	$13,753,269	$2,240,503	$331,859

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	95

Statements of changes in net assets	TIAA-CREF Life Funds December 31, 2004

	Growth Equity Fund
	For the Years Ended December 31,
	2004	2003

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$260,156	$298,712
Net realized gain (loss) on total investments	(2,451,353)	(3,011,676)
Net change in unrealized appreciation (depreciation) on total investments	3,897,716	12,117,483

Net increase from operations	1,706,519	9,404,519

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(253,619)	(309,532)

Total distributions	(253,619)	(309,532)

SHAREHOLDER TRANSACTIONS:
Seed money redemptions	—	(23,872,165)
Subscriptions	5,599,580	7,834,704
Reinvestment of distributions	253,619	309,532
Redemptions	(7,343,723)	(5,584,522)

Net increase (decrease) from shareholder transactions	(1,490,524)	(21,312,451)

Net increase (decrease) in net assets	(37,624)	(12,217,464)

NET ASSETS
Beginning of year	28,319,276	40,536,740

End of year	$28,281,652	$28,319,276

Undistributed (distributions in excess of) net investment income included in net assets	$6,537	$—

CHANGE IN FUND SHARES:
Shares outstanding, beginning of year	2,198,997	3,992,282

Seed money shares redeemed	—	(2,025,584)
Shares sold	432,147	681,988
Shares issued in reinvestment of distributions	18,649	24,069
Shares redeemed	(567,556)	(473,758)

Net increase (decrease) in shares outstanding	(116,760)	(1,793,285)

Shares outstanding, end of year	2,082,237	2,198,997

96	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund		International Equity Fund
For the Years Ended December 31,		For the Years Ended December 31,
2004	2003	2004	2003

$749,338	$692,485	$886,026	$815,217
4,135,812	1,872,460	8,883,107	(2,946,846)

(540,875)	9,007,423	(1,895,099)	16,145,552

4,344,275	11,572,368	7,874,034	14,013,923

(738,786)	(707,416)	(954,901)	(769,654)

(738,786)	(707,416)	(954,901)	(769,654)

(2,905,000)	(25,362,000)	(12,999,000)	(3,682,000)
6,706,758	9,070,132	17,158,339	9,822,235
738,786	524,163	954,901	326,567
(4,800,658)	(2,247,249)	(7,761,088)	(5,570,093)

(260,114)	(18,014,954)	(2,646,848)	896,709

3,345,375	(7,150,002)	4,272,285	14,140,978

44,403,034	51,553,036	47,878,963	33,737,985

$47,748,409	$44,403,034	$52,151,248	$47,878,963

$2,612	$(2,328)	$(30,423)	$37,529

2,346,072	3,388,289	3,206,229	3,136,806

(150,073)	(1,477,136)	(834,901)	(272,574)
346,567	539,500	1,102,472	775,118
36,038	27,763	55,777	22,260
(248,599)	(132,344)	(506,033)	(455,381)

(16,067)	(1,042,217)	(182,685)	69,423

2,330,005	2,346,072	3,023,544	3,206,229

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	97

Statements of changes in net assets	TIAA-CREF Life Funds December 31, 2004

	Stock Index Fund
	For the Years Ended December 31,
	2004	2003

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$2,430,332	$1,679,500
Net realized gain (loss) on total investments	(14,256)	4,469,814
Net change in unrealized appreciation on total investments	12,426,041	21,689,745

Net increase from operations	14,842,117	27,839,059

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,428,591)	(1,681,722)
From net realized gain on total investments	(66,343)	(1,857,341)

Total distributions	(2,494,934)	(3,539,063)

SHAREHOLDER TRANSACTIONS:
Seed money redemptions	—	(23,530,375)
Subscriptions	22,772,138	29,275,256
Reinvestment of distributions	2,494,934	3,539,063
Redemptions	(12,711,847)	(4,043,776)

Net increase (decrease) from shareholder transactions	12,555,225	5,240,168

Net increase in net assets	24,902,408	29,540,164

NET ASSETS
Beginning of year	118,319,637	88,779,473

End of year	$143,222,045	$118,319,637

Undistributed net investment income included in net assets	$395	$—

CHANGE IN FUND SHARES:
Shares outstanding, beginning of year	4,943,992	4,707,430

Seed money shares redeemed	—	(1,081,660)
Shares sold	945,902	1,364,764
Shares issued in reinvestment of distributions	72,433	148,016
Shares redeemed	(519,596)	(194,558)

Net increase (decrease) in shares outstanding	498,739	236,562

Shares outstanding, end of year	5,442,731	4,943,992

98	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

continued

Social Choice Equity Fund		Large-Cap Value Fund
For the Years Ended December 31,		For the Years Ended December 31,
2004	2003	2004	2003

$480,718	$410,267	$740,681	$518,621
421,325	952,160	5,580,090	2,339,679

2,215,108	5,429,449	425,146	4,389,287

3,117,151	6,791,876	6,745,917	7,247,587

(479,561)	(410,397)	(742,556)	(523,580)
—	—	(4,924,781)	(829,302)

(479,561)	(410,397)	(5,667,337)	(1,352,882)

(4,911,000)	(7,490,000)	(6,170,000)	(2,487,000)
5,000,362	5,166,249	15,399,815	6,319,612
479,561	200,974	5,667,337	291,863
(2,111,530)	(431,630)	(3,307,790)	(437,475)

(1,542,607)	(2,554,407)	11,589,362	3,687,000

1,094,983	3,827,072	12,667,942	9,581,705

26,510,142	22,683,070	29,759,918	20,178,213

$27,605,125	$26,510,142	$42,427,860	$29,759,918

$1,750	$—	$129	$—

1,287,052	1,410,166	941,061	812,199

(230,717)	(395,517)	(169,356)	(82,749)
235,276	286,832	458,018	217,570
21,070	9,761	171,529	9,268
(99,411)	(24,190)	(118,186)	(15,227)

(73,782)	(123,114)	342,005	128,862

1,213,270	1,287,052	1,283,066	941,061

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	99

Statements of changes in net assets	TIAA-CREF Life Funds December 31, 2004

	Small-Cap Equity Fund
	For the Years Ended December 31,
	2004	2003

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$414,377	$348,587
Net realized gain (loss) on total investments	6,246,428	4,961,569
Net change in unrealized appreciation (depreciation) on total investments	25,122	5,634,856

Net increase from operations	6,685,927	10,945,012

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(413,082)	(357,681)
From net realized gain on total investments	(6,108,574)	(3,371,317)

Total distributions	(6,521,656)	(3,728,998)

SHAREHOLDER TRANSACTIONS:
Seed money subscriptions (redemptions)	(5,947,000)	(4,740,000)
Subscriptions	14,972,109	12,154,872
Reinvestment of distributions	6,521,656	1,249,000
Redemptions	(7,975,606)	(1,465,606)

Net increase (decrease) from shareholder transactions	7,571,159	7,198,266

Net increase in net assets	7,735,430	14,414,280

NET ASSETS
Beginning of period	34,458,611	20,044,331

End of period	$42,194,041	$34,458,611

Undistributed net investment income included in net assets	$6,274	$—

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	1,044,811	813,822

Seed money shares sold (redeemed)	(168,115)	(143,012)
Shares sold	425,239	381,305
Shares issued in reinvestment of distributions	194,444	37,418
Shares redeemed	(234,131)	(44,722)

Net increase in shares outstanding	217,437	230,989

Shares outstanding, end of period	1,262,248	1,044,811

100	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

continued

Real Estate Securities Fund		Bond Fund
For the Years Ended December 31,		For the Year Ended December 31, 2004	For the Period July 8, 2003 (commencement of operations) to December 31, 2003
2004	2003

$1,950,552	$1,490,853	$2,053,139	$810,074
8,795,751	5,097,885	(197,829)	(46,156)

3,006,966	3,081,987	385,193	(436,037)

13,753,269	9,670,725	2,240,503	327,881

(2,004,206)	(1,546,269)	(2,033,155)	(813,522)
(7,497,849)	(3,181,405)	—	(47,575)

(9,502,055)	(4,727,674)	(2,033,155)	(861,097)

—	(4,000,000)	—	50,000,000
22,670,218	14,216,054	6,766,072	544,869
9,502,055	1,812,532	2,033,155	6,795
(7,835,887)	(1,854,447)	(649,436)	(162)

24,336,386	10,174,139	8,149,791	50,551,502

28,587,600	15,117,190	8,357,139	50,018,286

35,311,218	20,194,028	50,018,286	—

$63,898,818	$35,311,218	$58,375,425	$50,018,286

$236,710	$117,870	$19,984	$—

1,177,222	825,017	2,022,166	—

—	(127,246)	—	2,000,000
681,828	478,899	267,387	21,899
282,379	60,458	82,081	274
(256,053)	(59,906)	(25,567)	(7)

708,154	352,205	323,901	2,022,166

1,885,376	1,177,222	2,346,067	2,022,166

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	101

Statements of changes in net assets	TIAA-CREF Life Funds December 31, 2004 concluded

	Money Market Fund
	For the Year Ended December 31,	For the Period July 8, 2003 (commencement of operations) to December 31,
	2004	2003

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$331,808	$98,162
Net realized gain on total investments	51	3

Net increase from operations	331,859	98,165

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(331,808)	(98,162)

Total distributions	(331,808)	(98,162)

SHAREHOLDER TRANSACTIONS:
Seed money subscriptions	—	20,000,000
Subscriptions	20,150,187	1,499,170
Reinvestment of distributions	66,145	309
Redemptions	(14,668,688)	(675,891)

Net increase (decrease) from shareholder transactions	5,547,644	20,823,588

Net increase in net assets	5,547,695	20,823,591

NET ASSETS
Beginning of period	20,823,591	—

End of period	$26,371,286	$20,823,591

Undistributed net investment income included in net assets	$—	$—

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	20,823,588	—

Seed money shares sold	—	20,000,000
Shares sold	20,150,187	1,499,170
Shares issued in reinvestment of distributions	66,145	309
Shares redeemed	(14,668,688)	(675,891)

Net increase in shares outstanding	5,547,644	20,823,588

Shares outstanding, end of period	26,371,232	20,823,588

102	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

[This page intentionally left blank.]

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	103

Financial highlights	TIAA-CREF Life Funds December 31, 2004

	Growth Equity Fund
	For the Years Ended December 31,					For the Period April 3, 2000 (effective date of SEC registration) to December 31, 2000 (a)	For the Period March 1, 2000 (commencement of operations) to December 31, 2000 (a)
	2004	2003	2002		2001

SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.88	$10.15	$14.60		$18.97	$26.17	$25.00

Gain (loss) from investment operations:
Net investment income	0.12 (b)	0.09 (b)	0.07	(b)	0.05	0.04	0.05
Net realized and unrealized gain (loss) on total investments	0.70	2.78	(4.45)		(4.37)	(7.19)	(6.03)

Total gain (loss) from investment operations	0.82	2.87	(4.38)		(4.32)	(7.15)	(5.98)

Less distributions from:
Net investment income	(0.12)	(0.14)	(0.07)		(0.05)	(0.05)	(0.05)
In excess of net investment income	—	—	—		—	—	—
Net realized gains	—	—	—		—	—	—

Total distributions	(0.12)	(0.14)	(0.07)		(0.05)	(0.05)	(0.05)

Net asset value, end of period	$13.58	$12.88	$10.15		$14.60	$18.97	$18.97

TOTAL RETURN	6.39%	28.30%	(30.01)%		(22.81)%	(27.29)%	(23.89)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$28,282	$28,319	$40,537		$52,519	$57,369	$57,369
Ratio of expenses to average net assets before expense waiver	N/A	N/A	0.43	%(c)	0.46%	0.39%	0.39%
Ratio of expenses to average net assets after expense waiver	0.25%	0.25%	0.25%		0.25%	0.19%	0.21%
Ratio of net investment income to average net assets	0.95%	0.82%	0.61%		0.35%	0.15%	0.25%
Portfolio turnover rate	78.60%	77.79%	54.09%		41.77%	37.76%	35.54%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
(c)	Waiver was eliminated effective October 28, 2002.

104	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund
For the Years Ended December 31,					For the Period April 3, 2000 (effective date of SEC registration) to December 31, 2000 (a)	For the Period March 1, 2000 (commencement of operations) to December 31, 2000 (a)
2004	2003	2002		2001

$18.93	$15.22	$20.28		$23.57	$26.82	$25.00

0.32 (b)	0.23 (b)	0.21	(b)	0.20	0.18	0.19
1.56	3.79	(5.07)		(3.29)	(3.14)	(1.33)

1.88	4.02	(4.86)		(3.09)	(2.96)	(1.14)

(0.32)	(0.31)	(0.20)		(0.20)	(0.18)	(0.18)
—	—	—		—	(0.01)	(0.01)
—	—	—		—	(0.10)	(0.10)

(0.32)	(0.31)	(0.20)		(0.20)	(0.29)	(0.29)

$20.49	$18.93	$15.22		$20.28	$23.57	$23.57

9.94%	26.39%	(23.95)%		(13.13)%	(11.03)%	(4.55)%

$47,748	$44,403	$51,553		$62,313	$60,066	$60,066
N/A	N/A	0.41	%(c)	0.44%	0.37%	0.37%
0.23%	0.23%	0.23%		0.23%	0.17%	0.19%
1.66%	1.41%	1.18%		1.04%	0.71%	0.84%
85.30%	137.19%	112.35%		61.92%	22.31%	20.43%

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	105

Financial highlights	TIAA-CREF Life Funds December 31, 2004

	International Equity Fund
	For the Years Ended December 31,					For the Period April 3, 2000 (effective date of SEC registration) to December 31, 2000 (a)	For the Period March 1, 2000 (commencement of operations) to December 31, 2000 (a)
	2004	2003	2002		2001

SELECTED PER SHARE DATA
Net asset value, beginning of period	$14.93	$10.76	$12.88		$17.14	$22.79	$25.00

Gain (loss) from investment operations:
Net investment income	0.29 (b)	0.26 (b)	0.20	(b)	0.18	0.12	0.15
Net realized and unrealized gain (loss) on total investments	2.35	4.15	(2.06)		(4.26)	(5.65)	(7.89)

Total gain (loss) from investment operations	2.64	4.41	(1.86)		(4.08)	(5.53)	(7.74)

Less distributions from:
Net investment income	(0.32)	(0.24)	(0.19)		(0.18)	(0.12)	(0.12)
In excess of net investment income	—	—	(0.07)		—	—	—
Net realized gains	—	—	—		—	—	—

Total distributions	(0.32)	(0.24)	(0.26)		(0.18)	(0.12)	(0.12)

Net asset value, end of period	$17.25	$14.93	$10.76		$12.88	$17.14	$17.14

TOTAL RETURN	17.72%	41.06%	(14.40)%		(23.81)%	(24.24)%	(30.94)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$52,151	$47,879	$33,738		$35,014	$42,006	$42,006
Ratio of expenses to average net assets before expense waiver	N/A	N/A	0.49	%(c)	0.53%	0.44%	0.44%
Ratio of expenses to average net assets after expense waiver	0.29%	0.29%	0.29%		0.29%	0.22%	0.25%
Ratio of net investment income to average net assets	1.87%	2.15%	1.68%		1.33%	0.63%	0.88%
Portfolio turnover rate	157.77%	139.29%	52.82%		102.48%	203.88%	79.47%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
(c)	Waiver was eliminated effective October 28, 2002.

106	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

continued

Stock Index Fund

For the Years Ended December 31,
2004	2003	2002		2001	2000

$23.93	$18.86	$24.45		$27.94	$31.11

0.46 (b)	0.35 (b)	0.33	(b)	0.30	0.29
2.38	5.47	(5.56)		(3.50)	(2.58)

2.84	5.82	(5.23)		(3.20)	(2.29)

(0.45)	(0.36)	(0.36)		(0.23)	(0.29)
—	—	—		—	—
(0.01)	(0.39)	—		(0.06)	(0.59)

(0.46)	(0.75)	(0.36)		(0.29)	(0.88)

$26.31	$23.93	$18.86		$24.45	$27.94

11.89%	30.85%	(21.38)%		(11.44)%	(7.38)%

$143,222	$118,320	$88,779		$94,517	$89,321
N/A	N/A	0.26	%(c)	0.30%	0.30%
0.06%	0.06%	0.07%		0.07%	0.07%
1.88%	1.68%	1.56%		1.28%	1.14%
11.91%	26.45%	8.68%		7.85%	16.48%

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	107

Financial highlights	TIAA-CREF Life Funds December 31, 2004

	Social Choice Equity Fund
	For the Years Ended December 31,					For the Period April 3, 2000 (effective date of SEC registration) to December 31, 2000 (a)	For the Period March 1, 2000 (commencement of operations) to December 31, 2000 (a)
	2004	2003	2002		2001

SELECTED PER SHARE DATA
Net asset value, beginning of period	$20.60	$16.09	$20.61		$23.90	$26.71	$25.00

Gain (loss) from investment operations:
Net investment income	0.39 (b)	0.29 (b)	0.26	(b)	0.24	0.19	0.23
Net realized and unrealized gain (loss) on total investments	2.16	4.54	(4.52)		(3.28)	(2.60)	(0.93)

Total gain (loss) from investment operations	2.55	4.83	(4.26)		(3.04)	(2.41)	(0.70)

Less distributions from:
Net investment income	(0.40)	(0.32)	(0.26)		(0.22)	(0.23)	(0.23)
Net realized gains	—	—	—		(0.03)	(0.17)	(0.17)

Total distributions	(0.40)	(0.32)	(0.26)		(0.25)	(0.40)	(0.40)

Net asset value, end of period	$22.75	$20.60	$16.09		$20.61	$23.90	$23.90

TOTAL RETURN	12.39%	30.03%	(20.68)%		(12.72)%	(9.02)%	(2.80)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$27,605	$26,510	$22,683		$25,333	$25,977	$25,977
Ratio of expenses to average net assets before expense waiver	N/A	N/A	0.34	%(c)	0.39%	0.33%	0.33%
Ratio of expenses to average net assets after expense waiver	0.07%	0.07%	0.17%		0.18%	0.14%	0.15%
Ratio of net investment income to average net assets	1.82%	1.64%	1.43%		1.15%	0.75%	0.92%
Portfolio turnover rate	4.78%	15.31%	27.21%		9.83%	5.67%	4.94%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
(c)	Waiver was eliminated effective October 28, 2002.

108	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

continued

Large-Cap Value Fund
For the Years Ended December 31,		For the Period October 28, 2002 (effective date of SEC registration) to December 31, 2002 (a)	For the Period September 4, 2002 (commencement of operations) to December 31, 2002 (a)
2004	2003

$31.62	$24.84	$24.60	$25.00

0.74 (b)	0.60 (b)	0.12 (b)	0.17 (b)
5.82	7.65	0.28	(0.17)

6.56	8.25	0.40	—

(0.67)	(0.57)	(0.16)	(0.16)
(4.44)	(0.90)	—	—

(5.11)	(1.47)	(0.16)	(0.16)

$33.07	$31.62	$24.84	$24.84

20.76%	33.23%	1.63%	0.01%

$42,428	$29,760	$20,178	$20,178
N/A	N/A	N/A	N/A
0.24%	0.24%	0.04%	0.08%
2.23%	2.19%	0.46%	0.69%
148.81%	159.36%	69.92%	94.30%

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	109

Financial highlights	TIAA-CREF Life Funds December 31, 2004

	Small-Cap Equity Fund
	For the Years Ended December 31,		For the Period October 28, 2002 (effective date of SEC registration) to December 31, 2002 (a)	For the Period September 4, 2002 (commencement of operations) to December 31, 2002 (a)
	2004	2003

SELECTED PER SHARE DATA
Net asset value, beginning of period	$32.98	$24.63	$23.94	$25.00

Gain (loss) from investment operations:
Net investment income (b)	0.39	0.39	0.08	0.13
Net realized and unrealized gain (loss) on total investments	6.17	11.71	0.73	(0.38)

Total gain (loss) from investment operations	6.56	12.10	0.81	(0.25)

Less distributions from:
Net investment income	(0.39)	(0.36)	(0.12)	(0.12)
Net realized gains	(5.72)	(3.39)	—	—

Total distributions	(6.11)	(3.75)	(0.12)	(0.12)

Net asset value, end of period	$33.43	$32.98	$24.63	$24.63

TOTAL RETURN	19.83%	48.95%	3.40%	(0.98)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$42,194	$34,459	$20,044	$20,044
Ratio of expenses to average net assets	0.10%	0.10%	0.02%	0.03%
Ratio of net investment income to average net assets	1.13%	1.32%	0.32%	0.55%
Portfolio turnover rate	220.56%	237.48%	43.09%	57.41%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

110	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

continued

Real Estate Securities Fund
For the Years Ended December 31,		For the Period October 28, 2002 (effective date of SEC registration) to December 31, 2002 (a)	For the Period September 4, 2002 (commencement of operations) to December 31, 2002 (a)
2004	2003

$30.00	$24.48	$23.67	$25.00

1.45	1.54	0.25	0.44

8.40	8.24	0.91	(0.61)

9.85	9.78	1.16	(0.17)

(1.26)	(1.39)	(0.31)	(0.31)
(4.70)	(2.87)	(0.04)	(0.04)

(5.96)	(4.26)	(0.35)	(0.35)

$33.89	$30.00	$24.48	$24.48

32.98%	39.96%	4.94%	(0.65)%

$63,899	$35,311	$20,194	$20,194
0.25%	0.25%	0.04%	0.08%

4.41%	5.32%	1.03%	1.80%
314.98%	188.87%	100.14%	117.16%

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	111

Financial highlights	TIAA-CREF Life Funds December 31, 2004	concluded

	Bond Fund		Money Market Fund
	For the Year Ended December 31, 2004	For the Period July 8, 2003 (commencement of operations/ effective date of SEC registration) to December 31, 2003 (a)	For the Year Ended December 31, 2004	For the Period July 8, 2003 (commencement of operations/ effective date of SEC registration) to December 31, 2003 (a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$24.74	$25.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income(b)	0.95	0.40	0.01	0.00	(c)
Net realized and unrealized gain (loss) on total investments	0.09	(0.24)	—	—

Total gain from investment operations	1.04	0.16	0.01	0.00	(c)

Less distributions from:
Net investment income	(0.90)	(0.40)	(0.01)	0.00	(c)
Net realized gains	—	(0.02)	—	—

Total distributions	(0.90)	(0.42)	(0.01)	0.00	(c)

Net asset value, end of period	$24.88	$24.74	$1.00	$1.00

TOTAL RETURN	4.21%	0.67%	1.34%	0.49%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$58,375	$50,018	$26,371	$20,824
Ratio of expenses to average net assets	0.10%	0.05%	0.06%	0.03%
Ratio of net investment income to average net assets	3.78%	1.63%	1.35%	0.46%
Portfolio turnover rate	103.41%	272.35%	N/A	N/A

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.

112	2004 Annual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements	TIAA-CREF Life Funds

Note 1—significant accounting policies

TIAA-CREF Life Funds (the “Funds”) is a Delaware business trust that was organized on August 13, 1998 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of ten series (each referred to as a “Fund”). TIAA-CREF Life Separate Accounts (the “Accounts”), which are registered with the Commission as unit investment trusts under the 1940 Act, have various sub-accounts which correspond to and invest in the Funds. The Accounts are separate accounts of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), which is a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). The Stock Index Fund commenced operations on December 1, 1998 with a seed money investment by TIAA. The Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds commenced operations on March 1, 2000 with a seed money investment by TIAA. The Large-Cap Value, Small-Cap Equity and Real Estate Securities Funds commenced operations on September 4, 2002 with a seed money investment by TIAA. The Bond and Money Market Funds commenced operations on July 8, 2003 with a seed money investment by TIAA. At December 31, 2004, the Accounts and TIAA held the following amounts in the Funds:

	Investments in Funds Held By:
	Accounts	TIAA
Growth Equity Fund	$28,281,652	$—
Growth & Income Fund	38,504,080	9,244,329
International Equity Fund	33,217,283	18,933,965
Stock Index Fund	143,222,045	—
Social Choice Equity Fund	17,894,891	9,710,234
Large-Cap Value Fund	21,905,268	20,522,592
Small-Cap Equity Fund	22,702,203	19,491,838
Real Estate Securities Fund	36,592,505	27,306,313
Bond Fund	6,810,996	51,564,429
Money Market Fund	6,371,286	20,000,000

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments:  Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent

TIAA-CREF Life Funds 2004 Annual Report	113

Notes to financial statements	continued

quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost method. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock and bond index futures which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events materially affecting their value occur between the time their price is determined and the time a Fund’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities’ indices and other appropriate indicators, such as ADRs and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers.

Accounting for investments:  Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Dollar roll transactions:  Certain of the Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance a Fund’s return by earning a spread between the yield on the underlying securities and short-term interest rates.

Foreign currency transactions and translation:  Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective

114	2004 Annual Report TIAA-CREF Life Funds

Notes to financial statements	continued

dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts:  The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

Futures contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Securities purchased on a when-issued or delayed delivery basis:  The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

Restricted securities:  Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely-held and publicly-traded.

Distributions to shareholders:   Distributions from net investment income, if any, are declared and paid annually for each of the Funds except for the Money Market Fund which are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Accumulated undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary and permanent book and tax differences. Temporary differences will reverse in subsequent periods and are

TIAA-CREF Life Funds 2004 Annual Report	115

Notes to financial statements	continued

generally due to differing book and tax treatments for the timing and recognition of gains and losses on securities, forwards, and futures, including Post October losses. Permanent differences will result in reclassifications among the respective components of net assets and are generally due to REIT adjustments, foreign currency transactions, distribution reclass, and gains on certain equity securities designated and issued by “passive foreign investment companies”.

Income taxes:  The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”), and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. At December 31, 2004, the following Funds had capital loss carryovers:

	Date of Expiration
	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12	Total
Growth Equity Fund	$212,455	$12,578,729	$12,297,132	$10,153,999	$3,010,380	$38,252,695
Growth & Income Fund	—	2,627,957	8,825,685	5,101,579	—	16,555,221
International Equity Fund	497,710	9,826,544	4,809,564	4,119,902	—	19,253,720
Social Choice Equity Fund	—	—	600,074	—	—	600,074
Bond Fund	—	—	—	—	115,865	115,865

Note 2—management agreement

Teachers Advisors, Inc. (“Advisors”), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds. Under the terms of the Investment Management Agreement, each Fund pays a fee for investment management services, based on the average daily net assets of each Fund. During the year ended December 31, 2004, Advisors received the following annual percentage of each Fund’s average daily net assets:

Investment Management Fee
Growth Equity Fund	0.25%
Growth & Income Fund	0.23%
International Equity Fund	0.29%
Stock Index Fund	0.06%
Social Choice Equity Fund	0.07%
Large-Cap Value Fund	0.24%
Small-Cap Equity Fund	0.10%
Real Estate Securities Fund	0.25%
Bond Fund	0.10%
Money Market Fund	0.06%

116	2004 Annual Report TIAA-CREF Life Funds

Notes to financial statements	continued

Note 3—investments

At December 31, 2004, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$3,427,641	$3,668,398	$(240,757)
Growth & Income Fund	3,945,216	1,739,457	2,205,759
International Equity Fund	6,762,003	428,648	6,333,355
Stock Index Fund	24,316,817	23,866,552	450,265
Social Choice Equity Fund	5,929,680	7,183,889	(1,254,209)
Large-Cap Value Fund	5,826,864	259,779	5,567,085
Small-Cap Equity Fund	6,624,819	539,676	6,085,143
Real Estate Securities Fund	6,465,125	683,128	5,781,997
Bond Fund	377,169	428,013	(50,844)

At December 31, 2004, the following Funds held open futures contracts:

	Futures Contracts	Number of Contracts	Market Value	Expiration Date	Unrealized Gain
Growth & Income Fund	E-mini S&P 500 Index	6	$364,110	March 2005	$8,846

Stock Index Fund	E-mini Russell 2000 Index	3	196,185	March 2005	$3,599
	E-mini S&P 500 Index	13	788,905	March 2005	9,914

Total					$13,513

Purchases and sales of securities, other than short-term money market instruments, for the Funds, other than the Money Market Fund, for the year ended December 31, 2004 were as follows:

	Non-Government Purchases	Government Purchases	Non-Government Sales	Government Sales
Growth Equity Fund	$21,563,677	$—	$23,134,084	$—
Growth & Income Fund	38,162,156	—	38,886,139	—
International Equity Fund	74,435,454	—	77,674,651	—
Stock Index Fund	27,482,634	—	15,257,095	—
Social Choice Equity Fund	1,255,915	—	2,832,677	—
Large-Cap Value Fund	56,321,478	—	49,791,051	—
Small-Cap Equity Fund	83,003,044	—	81,512,326	—
Real Estate Securities Fund	150,125,170	—	135,483,073	—
Bond Fund	13,024,940	57,926,617	11,536,464	42,990,629

TIAA-CREF Life Funds 2004 Annual Report	117

Notes to financial statements	continued

Note 4—trustee fees

The Funds pay their Trustees, who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

Note 5—distributions to shareholders

The tax character of distributions paid to shareholders during the years ended December 31, 2004 and 2003 was as follows:

	2004			2003
	Ordinary Income	Long-Term Capital Gain	Total	Ordinary Income	Long-Term Capital Gain	Total
Growth Equity Fund	$253,619	$—	$253,619	$309,532	$—	$309,532
Growth & Income Fund	738,786	—	738,786	707,416	—	707,416
International Equity Fund	954,901	—	954,901	769,654	—	769,654
Stock Index Fund	2,494,934	—	2,494,934	1,928,871	1,610,192	3,539,063
Social Choice Equity Fund	479,561	—	479,561	410,397	—	410,397
Large-Cap Value Fund	2,979,131	2,688,206	5,667,337	1,243,154	109,728	1,352,882
Small-Cap Equity Fund	2,822,092	3,699,564	6,521,656	3,452,639	276,359	3,728,998
Real Estate Securities Fund	7,389,081	2,112,974	9,502,055	4,598,954	128,720	4,727,674
Bond Fund	2,033,155	—	2,033,155	861,097	—	861,097
Money Market Fund	331,808	—	331,808	98,162	—	98,162

As of December 31, 2004, the components of accumulated earnings, on a tax basis, were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	Capital Loss Carryover	Post- October Losses	Total
Growth Equity Fund	$6,537	$—	$(391,232)	$(38,252,695)	$(2,911)	$(38,640,301)
Growth & Income Fund	2,612	—	1,475,580	(16,555,221)	—	(15,077,029)
International Equity Fund	106,919	—	5,785,422	(19,253,720)	—	(13,361,379)
Stock Index Fund	—	—	(1,410,937)	—	(110,279)	(1,521,216)
Social Choice Equity Fund	1,628	—	(1,260,953)	(600,074)	—	(1,859,399)
Large-Cap Value Fund	1,084,043	317,083	5,447,281	—	(374)	6,848,033
Small-Cap Equity Fund	553,113	663,191	5,853,307	—	—	7,069,611
Real Estate Securities Fund	2,207,405	554,440	5,999,208	—	—	8,761,053
Bond Fund	19,984	—	(135,033)	(115,865)	(91,509)	(322,423)
Money Market Fund	71	—	—	—	(17)	54

118	2004 Annual Report TIAA-CREF Life Funds

Notes to financial statements	concluded

The difference between book basis and tax basis net investment income, net realized gains and losses and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on certain forward foreign currency contracts, investments in passive foreign investment companies and the use of capital loss carryforwards.

Note 6—line of credit

Each of the Funds, except the Bond and Money Market Funds, participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. Interest associated with any borrowing under the facility will be charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. The Funds are not liable for borrowings under the facility by affiliated mutual funds or accounts. For the year ended December 31, 2004, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Life Funds 2004 Annual Report	119

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of TIAA-CREF Life Funds:

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Life Funds (comprising, respectively, the Growth Equity, Growth & Income, International Equity, Stock Index, Social Choice Equity, Large-Cap Value, Small-Cap Equity, Real Estate Securities, Bond and Money Market Funds) as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting TIAA-CREF Life Funds at December 31, 2004, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
---------------------------------------

New York, New York

February 25, 2005

120	2004 Annual Report TIAA-CREF Life Funds

Additional information

Mr. William H. Waltrip, a trustee of TIAA, and Professor Stephen A. Ross, a trustee of the TIAA-CREF Life Funds and the other TIAA-CREF registered investment companies (together, the “TIAA-CREF Funds”), resigned from their respective boards on November 30, 2004.

On August 1, 2003, the valuation practice, a non-auditing practice of Ernst & Young, LLP (“E&Y”), the independent auditor to TIAA and the TIAA-CREF Funds, entered into an agreement with a company owned by the two trustees among others, a majority of which was owned by Professor Ross. The business relationship was created to develop intellectual property and related services to value corporate stock options. The aggregate amount paid by E&Y to the company under this agreement was approximately $1.33 million of which Professor Ross received, or will receive, approximately $335,000 (of which $60,000 represented reimbursement of expenses and $25,000 represented repayment of a loan he made to the company). Mr. Waltrip has not received any payment from the company. The agreement and business activity thereunder was terminated on August 20, 2004 and a dissolution agreement was signed as of November 17, 2004.

E&Y informed TIAA and the TIAA-CREF Funds that the business relationship between E&Y and the company owned by the trustees was not in accordance with the auditor independence standards of Regulation S-X and the Public Company Accounting Oversight Board. E&Y also notified the SEC and the Audit Committees of TIAA and the TIAA-CREF Funds of this business relationship. The Audit Committees consist entirely of independent trustees having no business relationships with TIAA, the TIAA-CREF Funds or E&Y.

The Audit Committees of TIAA and the TIAA-CREF Funds, and E&Y, each determined that the trustee’s business relationship with E&Y did not compromise E&Y’s independence from either TIAA or the TIAA-CREF Funds or the integrity or objectivity of the respective audits for 2003 and 2004. This determination was based on, among other things, the fact that the E&Y audit team was not aware of the business relationship when they issued the 2003 audit opinions on the financial statements of TIAA and the TIAA-CREF Funds and the business activity under the agreement was ceased in 2004 upon identification of the matter. Professor Ross and Mr. Waltrip had no other functions or responsibilities as Board members that would have caused them to have direct dealings with the E&Y audit team. Professor Ross and Mr. Waltrip were not members of the Audit Committees.

TIAA and/or the TIAA-CREF Funds have taken steps to ensure that their respective trustees will identify promptly any business relationships that may bring the independence of the outside auditors into question. These steps include revising their officers and trustees questionnaires, improving the questionnaire review process, receiving quarterly auditor independence certifications, and enhancing continuing education for all trustees regarding SEC matters.

In November 2004, TIAA and the TIAA-CREF Funds initiated a request for proposal process to seek accounting firms with the requisite capacity and expertise to perform their respective 2005 audits, which was recently completed. In con -

continued

TIAA-CREF Life Funds 2004 Annual Report	121

Additional information	concluded

nection with this process, Professor Martin J. Gruber, the Chairman of the TIAA-CREF Funds, informed the Boards of CREF and the TIAA-CREF Funds that in 1999, he entered into a one-year contract to participate in an academic advisory program sponsored by a non-auditing affiliate of E&Y. The purpose of the program was to organize conferences, develop publications, and consult on engagements as an expert in his field. Professor Gruber advised the Boards of CREF and the TIAA-CREF Funds that the program was ended before it was launched and the contract expired in 2000.

Based on the facts described above, the Audit Committees of TIAA, CREF and the TIAA-CREF Funds, and E&Y, determined that Professor Gruber’s contract did not impair the independence of E&Y’s audit work for TIAA-CREF or the integrity or objectivity of the respective audits. But in keeping with TIAA-CREF’s current standards of auditor independence, Professor Gruber resigned from the Boards of CREF and the TIAA-CREF Funds.

On February 28, 2005, TIAA, CREF and the TIAA-CREF Funds determined and E&Y agreed that the audit relationship between E&Y and TIAA, CREF and the TIAA-CREF Funds will cease. E&Y will complete its audit work for TIAA, CREF and the TIAA-CREF Funds for their respective 2004 audits.

At a meeting held on February 28, 2005, the Audit Committees of TIAA, CREF and the TIAA-CREF Funds, along with the respective Boards of Trustees, approved the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for these entities for their 2005 audits, effective upon completion of PricewaterhouseCoopers’ customary client acceptance procedures and execution of an engagement letter.

On December 6, 2004, the staff of the SEC informed TIAA and the TIAA-CREF Funds that it is conducting an informal inquiry into the E&Y auditor independence matter. TIAA and the TIAA-CREF Funds are fully cooperating with the SEC staff in connection with the informal inquiry.

122	2004 Annual Report TIAA-CREF Life Funds

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SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2004 Annual Report	123

Management	Trustees and officers of TIAA-CREF Life Funds

Current TIAA-CREF Life Funds board of trustees and executive officers

DISINTERESTED TRUSTEES

Name, address and age	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Willard T. Carleton 4911 E. Parade Ground Loop Tucson, AZ 85712-6623 Age: 70	Trustee	Indefinite term. Trustee since 2001.	Professor of Finance Emeritus, University of Arizona, College of Business and Public Administration, 2001–present. Formerly, Donald R. Diamond Professor of Finance, University of Arizona, 1999–2001, and Karl L. Eller Professor of Finance, University of Arizona, 1984–1999. Trustee of TIAA, 1984–2003.	60	None
Nancy L. Jacob Windermere Investment Associates 121 S.W. Morrison Street Suite 925 Portland, OR 97204 Age: 61	Trustee	Indefinite term. Trustee since 2001.	President and Managing Principal, Windermere Investment Associates, 1997–present. Formerly, Chairman and Chief Executive Officer, CTC Consulting, Inc., 1994–1997 and Executive Vice President, U.S. Trust of the Pacific Northwest, 1993–1998.	60	Director and Chairman of the Investment Committee of the Okabena Company (financial services).
Bevis Longstreth Debevoise & Plimpton 919 Third Avenue New York, NY 10022-6225 Age: 70	Trustee	Indefinite term. Trustee since 2001.	Retired Partner, Debevoise & Plimpton. Formerly, Partner (1970–1981, 1984–1997) and Of Counsel (1998–2001) of Debevoise & Plimpton, Adjunct Professor at Columbia University School of Law, 1994–1999 and Commissioner of the U.S. Securities and Exchange Commission, 1981–1984.	60	Member of the Board of Directors of AMVESCAP, PLC and Chairman of the Finance Committee of the Rockefeller Family Fund.

124	2004 Annual Report TIAA-CREF Life Funds

Bridget A. Macaskill 160 East 81st Street New York, NY 10028 Age: 56	Trustee	Indefinite term. Trustee since 2003.	Independent Consultant for Merrill Lynch, 2003–present. Formerly, Chairman, Oppenheimer Funds, Inc., 2000–2001. Chief Executive Officer, 1995–2001; President, 1991–2000; and Chief Operating Officer, 1989–1995 of that firm.	60	Director, J Sainsbury plc (food retailer) and Prudential plc. International Advisory Board, British-American Business Council.
Maceo K. Sloan NCM Capital Management Group, Inc. 2634 Durham-Chapel Hill Boulevard Suite 206 Durham, NC 27707 Age: 55	Trustee	Indefinite term. Trustee since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc., 1991–present; Chairman and Chief Executive Officer, NCM Capital Management Group, Inc., since 1999; and Chairman, CEO and CIO, NCM Capital Advisers Inc., 2003–present.	60	Director, SCANA Corporation (energy holding company) and M&F Bancorp, Inc.
Ahmed H. Zewall California Institute of Technology Arthur Amos Noyes Laboratory of Chemical Physics Mail Code 127-72 1200 East California Boulevard Pasadena, CA 91125 Age: 58	Trustee	Indefinite term. Trustee since 2004.	Linus Pauling Chair Professor of Chemistry and Professor of Physics, Caltech, 1996–present; and Director, NSF Laboratory for Molecular Sciences (LMS), Caltech, 1995–present.	60	None

TIAA-CREF Life Funds 2004 Annual Report	125

Management	Trustees and officers of TIAA-CREF Life Funds	continued

EXECUTIVE OFFICERS

Name, address and age	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Herbert M. Allison, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 61	President and Chief Executive Officer	Indefinite term. President and Chief Executive Officer since 2002.	Chairman, President and Chief Executive Officer of TIAA since 2002. President and Chief Executive Officer of CREF, TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (these funds are collectively referred to as the “TIAA-CREF Funds”) since 2002. Formerly, President and Chief Executive Officer of Alliance for LifeLong Learning, Inc., 2000–2002. President, Chief Operating Officer and Member of the Board of
Directors of Merrill Lynch & Co., Inc., 1997–1999. Member of the Board of Directors, New York Stock Exchange.
Gary Chinery TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 55	Vice President and Treasurer	Indefinite term. Vice President and Treasurer since 2004.	Vice President and Treasurer of TIAA and the TIAA-CREF Funds since 2004. Vice President and Treasurer of Advisors, TIAA-CREF Investment Management, LLC (“Investment Management”), TIAA-CREF Individual and Institutional Services, LLC (“Services”), Teachers Personal Investors Services, Inc. (“TPIS”), TIAA-CREF Tuition Financing, Inc. (“Tuition Financing”) and TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).
Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 45	Executive Vice President and Chief Investment Officer	Indefinite term. Executive Vice President since 1998. Chief Investment Officer since 2004.	Executive Vice President since 1998 and Chief Investment Officer since 2004 of TIAA and the TIAA-CREF Funds since 2003. President and Chief Executive Officer of Investment Management and Advisors and Director of Advisors and TIAA-CREF Life. Formerly, Executive Vice President, CREF Investments.
I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 52	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President, Public Affairs, of TIAA and the TIAA-CREF Funds since 2003. Formerly, Advisor for McKinsey & Company, 2003; Vice President, Corporate Communications for Dow
Jones & Co. and The Wall Street Journal, 2001–2002; and Senior Vice President and Chief Communications Officer for Insurance Information Institute, 1993–2001.

126	2004 Annual Report TIAA-CREF Life Funds

E. Laverne Jones TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 55	Vice President and Corporate Secretary	Indefinite term. Vice President and Corporate Secretary since 2001.	Vice President and Corporate Secretary of TIAA and the TIAA-CREF Funds since 2001.
Susan S. Kozik TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 47	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President and Chief Technology Officer of TIAA and the TIAA-CREF Funds since
2003. Formerly, Vice President of IT Operations and Services, Lucent Technologies, 2000–2003;
and Senior Vice President and Chief Technology Officer, Penn Mutual Life Insurance Company,
1997–2000.
George W. Madison TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 51	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President and General Counsel of TIAA and the TIAA-CREF Funds since 2003. Formerly, Executive Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated, 1997–2002.
Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 48	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Funds since 2003.
Director of Advisors, Services, TPIS, Tuition Financing and TIAA-CREF Life and Manager of Investment Management. Formerly, Managing Director and Chief Risk Officer, Putnam Investments,
1999–2003; and Head and Deputy Head of Global Market Risk Management, 1997–1999.
Elizabeth A. Monrad TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 50	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President and Chief Financial Officer of TIAA and the TIAA-CREF Funds since 2003. Executive Vice President of TPIS, Services, Advisors, Investment Management and Tuition Financing. Director of Investment Management, Executive Vice President of TPIS, Services and Tuition Financing. Director of Advisors, TPIS, Tuition Financing and TIAA-CREF Life. Manager of Investment Management and Services. Executive Vice President, Finance, Actuarial and Facilities of TIAA-CREF Life. Formerly, Chief Financial Officer and Senior Vice President of General Re (2000–2003), Chief Financial Officer of its North American Reinsurance Operations (1997–2000) and Corporate Treasurer. Director, Colgate-Palmolive Company.
Frances Nolan TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 47	Executive Vice President	Indefinite term. Executive Vice President since 2001.	Executive Vice President, Client Services, of TIAA and the TIAA-CREF Funds since 2001. President, Chief Executive Officer and Manager of Services. Director of TPIS, Tuition Financing and TIAA-CREF Life. Formerly, Executive Vice President, Retirement Services, CREF and TIAA, 2000–2003; Vice President, Eastern Division, 1994–2000.

TIAA-CREF Life Funds 2004 Annual Report	127

Management	Trustees and officers of TIAA-CREF Life Funds	concluded

EXECUTIVE OFFICERS—continued

Name, address and age	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 38	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President, Human Resources, of TIAA and the TIAA-CREF Funds since 2003. Director, TIAA-CREF Life. Formerly, First Vice President and Head of Human Resources, International Private Client Division, Merrill Lynch & Co., 1999–Feb. 2003; and Vice President and Head of Human Resources—Japan Morgan Stanley, 1998–1999.
Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 Age: 53	Executive Vice President	Indefinite term. Executive Vice President since 2001.	Executive Vice President, Product Management, of TIAA and the TIAA-CREF Funds since 2001. Chairman of the Board, President and Chief Executive Officer of TIAA-CREF Life. Director of TPIS; Manager of Services; President and Director of Tuition Financing. Formerly, President and Chief Executive Officer, Horizon Mercy, 1996–2000.

128	2004 Annual Report TIAA-CREF Life Funds

HOW TO REACH US

TIAA-CREF WEB CENTER

Account performance, personal account information and transactions, product descriptions and information about investment choices and income options

www.tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums.

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments and tax reporting

800 842-2776

8 a.m. to 10 p.m. ET, Monday-Friday 9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF Mutual Funds, after-tax annuities and life insurance

800 223-1200

8 a.m. to 10 p.m. ET, Monday-Friday

FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS

800 842-2755

8 a.m. to 10 p.m. ET, Monday-Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

8 a.m. to 5 p.m. CT, Monday-Friday

TIAA-CREF TUITION FINANCING, INC.

Tuition financing programs

888 381-8283

8 a.m. to 11 p.m. ET, Monday-Friday

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges and expenses carefully before investing. Please call 800 223-1200 or visit www.tiaa-cref.org for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

©2005 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

PRST STD U.S. POSTAGE PAID TIAA-CREF

730 Third Avenue

New York, NY 10017-3206

A10847

C32866	02/05

Item 2.	Code of Ethics.

The Board of Trustees of the TIAA-CREF Life Funds (the “Registrant”) has a code of ethics for senior financial officers, including its principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002. The code of ethics is filed as an exhibit to this annual report.

During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Maceo K. Sloan is qualified and will continue to serve as the audit committee financial expert on the Registrant’s audit committee. Mr. Sloan is an independent trustee – i.e., he is not an interested person of the Registrant as defined in the Investment Company Act of 1940, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee.

Item 4.	Principal Accountant Fees and Services.

Ernst & Young performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage Ernst & Young for management advisory or consulting services.

Audit Fees. Ernst & Young’s fees for professional services rendered for the audit of the Registrant’s annual financial statements for the fiscal years ended December 31, 2004 and December 31, 2003 were $193,500 and $158,600, respectively.

Tax Fees. Ernst & Young fees for tax services rendered to the Registrant for the fiscal year ended December 31, 2004 are $57,900, and for the fiscal year ended December 31, 2003, were $34,500.

Other than as set forth above, Ernst & Young had no additional fees with respect to Registrant.

Preapproval Policy. In June of 2003, the Registrant’s audit committee (“Audit Committee”) adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statement audit for the Registrant and certain of its affiliates, including approving the terms of the engagement and (ii) preapprove the audit, audit-related and tax services to be provided by the independent auditor and the fees to be charged for provision of such services from year to year.

Auditor Fees for Related Entities. The aggregate non-audit fees billed by Ernst & Young for services rendered to the Registrant and its adviser or affiliates of the adviser performing on-going services to the Registrant, including TIAA (Service Providers), for the year ended December 31, 2004 are $262,700, and for the year ended December 31, 2003 were $205,500.

Ernst & Young’s aggregate fees for professional services rendered in connection with the audit of financial statements for Teachers Insurance and Annuity Association of America (“TIAA”) and the College Retirement Equities Fund (“CREF”) and their affiliated entities for the year ended December 31, 2004 are $7,703,700 and for the year ended December 31, 2003 were $3,955,300. Ernst & Young’s aggregate fees for audit related-services provided to TIAA and CREF and their affiliated entities for the year ended December 31, 2004 are $204,800 and for the year ended December 31, 2003 were $171,000. Ernst & Young’s aggregate fees for tax services provided to TIAA and CREF and their affiliated entities for the year ended December 31, 2004 are $250,600 and for the year ended December 31, 2003 were $229,900.

Item 6.	Statement of Investments.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

TIAA-CREF Life Funds

We have audited the statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Life Funds (comprising, respectively, the Growth Equity, Growth & Income, International Equity, Stock Index, Social Choice Equity, Large-Cap Value, Small-Cap Equity, Real Estate Securities, Bond and Money Market Funds) as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein, and have issued our report thereon dated February 25, 2005 (included in Item 1 of this Form N-CSR). Our audits also included the statements of investments filed under Item 6 of this Form N-CSR. These statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion based on our audits.

In our opinion, the statements of investments referred to above, when considered in relation to the financial statements and financial highlights taken as a whole, present fairly in all material respects the information set forth therein.

New York, New York

February 25, 2005

TIAA-CREF Life Funds — Growth Equity Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS

TIAA-CREF Life Growth Equity Fund

December 31, 2004

SHARES			VALUE
COMMON STOCKS - 99.25%
APPAREL AND OTHER TEXTILE PRODUCTS - 0.69%
4,545		Polo Ralph Lauren Corp	$193,617

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	193,617

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.67%
3,300		Lowe’s Cos	190,047

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	190,047

BUSINESS SERVICES - 10.58%
3,887		Adobe Systems, Inc	243,870
4,975		Automatic Data Processing, Inc	220,641
3,322	*	DST Systems, Inc	173,143
2,430	*	Electronic Arts, Inc	149,882
1,190		Equifax, Inc	33,439
1,384	*	Google, Inc (Class A)	267,250
4,316		Manpower, Inc	208,463
2,410	*	Mercury Interactive Corp	109,776
19,029		Microsoft Corp	508,265
8,432	*	Oracle Corp	115,687
7,754		SAP AG. (Spon ADR)	342,804
44	*	SoftBrands, Inc	97
9,747	*	Symantec Corp	251,083
1,561	*	Westwood One, Inc	42,038
8,663	*	Yahoo!, Inc	326,422

		TOTAL BUSINESS SERVICES	2,992,860

CHEMICALS AND ALLIED PRODUCTS - 16.24%
330		Abbott Laboratories	15,395
1,692	*	Amgen, Inc	108,542
5,498	*	Biogen Idec, Inc	366,222
792		Colgate-Palmolive Co	40,519
6,037	*	Forest Laboratories, Inc	270,820
2,549	*	Genentech, Inc	138,768
6,175	*	Gilead Sciences, Inc	216,063
14,209		Gillette Co	636,279
3,379	*	IVAX Corp	53,456
5,603		Lilly (Eli) & Co	317,970
2,997		Merck & Co, Inc	96,324
10,043		Mylan Laboratories, Inc	177,560
24,973		Pfizer, Inc	671,524
16,097		Procter & Gamble Co	886,623
21,447		Schering-Plough Corp	447,813
2,532	*	Sepracor, Inc	150,325

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,594,203

TIAA-CREF Life Funds — Growth Equity Fund

SHARES			VALUE
COMMUNICATIONS - 1.02%
1,059	*	Entercom Communications Corp	$38,008
260	*	Level 3 Communications, Inc	881
7,735	*	Lucent Technologies Inc Wts 12/10/07	12,221
1,920	*	Nextel Communications, Inc (Class A)	57,600
7,277		Sprint Corp	180,833
2	v*	Vast Solutions, Inc (Class B1)	—
2	v*	Vast Solutions, Inc (Class B2)	—
2	v*	Vast Solutions, Inc (Class B3)	—

		TOTAL COMMUNICATIONS	289,543

DEPOSITORY INSTITUTIONS - 0.47%
481		Fifth Third Bancorp	22,742
3,556		Mellon Financial Corp	110,627

		TOTAL DEPOSITORY INSTITUTIONS	133,369

EATING AND DRINKING PLACES - 0.39%
3,171	*	Brinker International, Inc	111,207

		TOTAL EATING AND DRINKING PLACES	111,207

EDUCATIONAL SERVICES - 1.64%
1,637	*	Apollo Group, Inc (Class A)	132,122
8,254	*	Career Education Corp	330,160

		TOTAL EDUCATIONAL SERVICES	462,282

ELECTRIC, GAS, AND SANITARY SERVICES - 0.19%
1,765		Waste Management, Inc	52,844

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	52,844

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.82%
480		General Electric Co	17,520
22,028		Intel Corp	515,235
5,883	*	Marvell Technology Group Ltd	208,670
5,544		Maxim Integrated Products, Inc	235,010
1,759		Maytag Corp	37,115
26,100		Motorola, Inc	448,920
16,283		National Semiconductor Corp	292,280
6,569	*	Novellus Systems, Inc	183,209
17,181		Qualcomm, Inc	728,474
49,145		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	417,241
8,769		Xilinx, Inc	260,001

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,343,675

ENGINEERING AND MANAGEMENT SERVICES - 2.57%
11,553	*	Accenture Ltd (Class A)	311,931
2,287	*	BearingPoint, Inc	18,365
2,415		Halliburton Co	94,765
5,445		Monsanto Co	302,470

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	727,531

TIAA-CREF Life Funds — Growth Equity Fund

SHARES			VALUE

FABRICATED METAL PRODUCTS - 0.12%
354		Illinois Tool Works, Inc	$32,809

		TOTAL FABRICATED METAL PRODUCTS	32,809

FOOD AND KINDRED PRODUCTS - 3.62%
1,070		Anheuser-Busch Cos, Inc	54,281
1,767		Campbell Soup Co	52,816
3,624		Coca-Cola Co	150,867
3,821	*	Constellation Brands, Inc (Class A)	177,715
11,268		PepsiCo, Inc	588,189

		TOTAL FOOD AND KINDRED PRODUCTS	1,023,868

FURNITURE AND FIXTURES - 0.07%
344		Hillenbrand Industries, Inc	19,106

		TOTAL FURNITURE AND FIXTURES	19,106

FURNITURE AND HOMEFURNISHINGS STORES - 1.42%
10,106	*	Bed Bath & Beyond, Inc	402,522

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	402,522

GENERAL MERCHANDISE STORES - 4.25%
8,054	*	Kohl’s Corp	396,015
9,483		Target Corp	492,452
5,909		Wal-Mart Stores, Inc	312,113

		TOTAL GENERAL MERCHANDISE STORES	1,200,580

HEALTH SERVICES - 1.88%
4,123	*	Express Scripts, Inc	315,162
9,516		Health Management Associates, Inc (Class A)	216,204

		TOTAL HEALTH SERVICES	531,366

HOLDING AND OTHER INVESTMENT OFFICES - 0.34%
1,970		iShares Russell 1000 Growth Index Fund	96,826

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	96,826

HOTELS AND OTHER LODGING PLACES- 1.72%
1,208	*	Las Vegas Sands Corp	57,984
7,318		Starwood Hotels & Resorts Worldwide, Inc	427,371

		TOTAL HOTELS AND OTHER LODGING PLACES	485,355

INDUSTRIAL MACHINERY AND EQUIPMENT - 9.51%
5,565		3M Co	456,719
4,865		Baker Hughes, Inc	207,590
218		Caterpillar, Inc	21,257
48,773	*	Cisco Systems, Inc	941,319
376	*	Cooper Cameron Corp	20,232
19,753	*	Dell, Inc	832,391
3,865	*	EMC Corp	57,473
4,558	*	Network Appliance, Inc	151,417

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,688,398

TIAA-CREF Life Funds — Growth Equity Fund

SHARES			VALUE
INSTRUMENTS AND RELATED PRODUCTS - 6.70%
4,505		Biomet, Inc	$195,472
5,014		Guidant Corp	361,509
10,076		Medtronic, Inc	500,475
12,966	*	St. Jude Medical, Inc	543,664
3,680	*	Zimmer Holdings, Inc	294,842

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,895,962

INSURANCE AGENTS, BROKERS AND SERVICE - 0.10%
876		Marsh & McLennan Cos, Inc	28,820

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	28,820

INSURANCE CARRIERS - 3.30%
1,576		Aetna, Inc	196,606
11,205		American International Group, Inc	735,832

		TOTAL INSURANCE CARRIERS	932,438

MISCELLANEOUS RETAIL - 2.87%
4,778	*	eBay, Inc	555,586
7,584		Staples, Inc	255,656

		TOTAL MISCELLANEOUS RETAIL	811,242

MOTION PICTURES - 2.76%
3,931	*	DreamWorks Animation SKG, Inc (Class A)	147,452
15,644		News Corp (Class A)	291,917
17,575	*	Time Warner, Inc	341,658

		TOTAL MOTION PICTURES	781,027

NONDEPOSITORY INSTITUTIONS - 5.05%
13,113		American Express Co	739,180
4,065		Fannie Mae	289,469
863		Freddie Mac	63,603
11,882		MBNA Corp	334,953

		TOTAL NONDEPOSITORY INSTITUTIONS	1,427,205

OIL AND GAS EXTRACTION - 0.38%
20	*	Magnum Hunter Resources, Inc Wts 03/21/05	7
779		Pogo Producing Co	37,774
1,968		Tidewater, Inc	70,080

		TOTAL OIL AND GAS EXTRACTION	107,861

SECURITY AND COMMODITY BROKERS - 1.65%
3,146		Goldman Sachs Group, Inc	327,310
2,501		Morgan Stanley	138,855

		TOTAL SECURITY AND COMMODITY BROKERS	466,165

TRANSPORTATION BY AIR - 0.47%
8,128		Southwest Airlines Co	132,324

		TOTAL TRANSPORTATION BY AIR	132,324

TIAA-CREF Life Funds — Growth Equity Fund

SHARES		VALUE
TRANSPORTATION EQUIPMENT - 1.63%
961	General Dynamics Corp	$100,521
2,486	Northrop Grumman Corp	135,139
2,188	United Technologies Corp	226,130

	TOTAL TRANSPORTATION EQUIPMENT	461,790

TRUCKING AND WAREHOUSING - 0.84%
2,785	United Parcel Service, Inc (Class B)	238,006

	TOTAL TRUCKING AND WAREHOUSING	238,006

WATER TRANSPORTATION - 1.11%
1,278	Carnival Corp	73,651
4,403	Royal Caribbean Cruises Ltd	239,699

	TOTAL WATER TRANSPORTATION	313,350

WHOLESALE TRADE-DURABLE GOODS - 3.05%
13,605	Johnson & Johnson	862,829

	TOTAL WHOLESALE TRADE-DURABLE GOODS	862,829

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
966	Sysco Corp	36,872

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	36,872

	TOTAL COMMON STOCKS (Cost $28,308,633)	28,067,899

PRINCIPAL
SHORT-TERM INVESTMENTS - 0.74%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.74%
$210,000	Federal Home Loan Bank (FHLB)
	1.000%, 01/03/05	209,962

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	209,962

	TOTAL SHORT-TERM INVESTMENTS (Cost $209,985)	209,962

	TOTAL PORTFOLIO - 99.99% (Cost $28,518,618)	28,277,861
	OTHER ASSETS & LIABILITIES, NET - 0.01%	3,791

	NET ASSETS - 100.00%	$28,281,652

*	Non-income producing

v	Security valued at fair value

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $28,669,093. Net unrealized depreciation of portfolio investments aggregated $391,232 of which $3,427,641 related to appreciated portfolio investments and $3,818,873 related to depreciated portfolio investments.

TIAA-CREF Life Funds — Growth and Income Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS

TIAA-CREF Life Growth & Income Fund

December 31, 2004

SHARES			VALUE
COMMON STOCKS - 98.45%
APPAREL AND ACCESSORY STORES - 0.42%
8,000		Gap, Inc	$168,960
2,700	*	Payless Shoesource, Inc	33,210

		TOTAL APPAREL AND ACCESSORY STORES	202,170

APPAREL AND OTHER TEXTILE PRODUCTS - 0.35%
3,000		VF Corp	166,140

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	166,140

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.05%
9,096		Home Depot, Inc	388,763
1,927		Lowe’s Cos	110,976

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	499,739

BUSINESS SERVICES - 6.00%
4,984	*	Aspect Communications Corp	55,522
700		Automatic Data Processing, Inc	31,045
800	*	BEA Systems, Inc	7,088
11,000		Cendant Corp	257,180
1,400		Computer Associates International, Inc	43,484
4,000	*	Computer Sciences Corp	225,480
10,930	*	Earthlink, Inc	125,914
4,000		Electronic Data Systems Corp	92,400
2,000		IMS Health, Inc	46,420
7,000	*	Ipass, Inc	51,800
39,570		Microsoft Corp	1,056,915
18,150	*	Oracle Corp	249,018
886		SAP AG. (Spon ADR)	39,170
24,000	*	Sun Microsystems, Inc	129,120
2,000	*	SunGard Data Systems, Inc	56,660
6,000	*	Symantec Corp	154,560
10,000	*	Unisys Corp	101,800
5,000	*	United Online, Inc	57,650
249	*	Veritas Software Corp	7,109
2,000	*	Yahoo!, Inc	75,360

		TOTAL BUSINESS SERVICES	2,863,695

CHEMICALS AND ALLIED PRODUCTS - 9.58%
4,000		Abbott Laboratories	186,600
1,000		Allergan, Inc	81,070
5,000		Alpharma, Inc (Class A)	84,750
5,300	*	Amgen, Inc	339,995
753	*	Amylin Pharmaceuticals, Inc	17,590
9,000		Bristol-Myers Squibb Co	230,580
5,000		Clorox Co	294,650
3,000		Colgate-Palmolive Co	153,480
1,000		Dow Chemical Co	49,510

TIAA-CREF Life Funds — Growth and Income Fund

SHARES			VALUE
382		Eastman Chemical Co	$22,053
255	*	Eyetech Pharmaceuticals, Inc	11,603
1,700	*	Forest Laboratories, Inc	76,262
4,000		Georgia Gulf Corp	199,200
2,746	*	Gilead Sciences, Inc	96,083
7,300		Gillette Co	326,894
1,133	*	IVAX Corp	17,924
2,000	*	Kos Pharmaceuticals, Inc	75,280
261		Lilly (Eli) & Co	14,812
13,400		Merck & Co, Inc	430,676
31,300	d	Pfizer, Inc	841,657
15,300		Procter & Gamble Co	842,724
4,300		Wyeth	183,137

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,576,530

COMMUNICATIONS - 5.21%
2,000		Alltel Corp	117,520
12,533		AT&T Corp	238,879
6,319		BellSouth Corp	175,605
2,129		Clear Channel Communications, Inc	71,300
9,679	*	Comcast Corp (Class A)	322,117
1,200		EchoStar Communications Corp (Class A)	39,888
3,044	*	Lucent Technologies Inc Wts 12/10/07	4,810
18,005	*	Lucent Technologies, Inc	67,699
3,000	*	Nextel Communications, Inc (Class A)	90,000
25,600	*	Qwest Communications International, Inc	113,664
8,023		SBC Communications, Inc	206,753
11,350		Sprint Corp	282,048
12,152		Verizon Communications, Inc	492,278
1,614		Viacom, Inc (Class A)	59,847
5,601		Viacom, Inc (Class B)	203,820

		TOTAL COMMUNICATIONS	2,486,228

DEPOSITORY INSTITUTIONS - 8.88%
1,093		AmSouth Bancorp	28,309
17,412		Bank of America Corp	818,190
600		BB&T Corp	25,230
19,678		Citigroup, Inc	948,086
15,211		JPMorgan Chase & Co	593,381
138		KeyCorp	4,678
7,500		Mellon Financial Corp	233,325
7,096		North Fork Bancorp, Inc	204,720
1,198		PNC Financial Services Group, Inc	68,813
2,972		Regions Financial Corp	105,773
900		Sovereign Bancorp, Inc	20,295
1,500		SunTrust Banks, Inc	110,820
14,902		U.S. Bancorp	466,731
4,100		Wachovia Corp	215,660
6,340		Wells Fargo & Co	394,031

		TOTAL DEPOSITORY INSTITUTIONS	4,238,042

TIAA-CREF Life Funds — Growth and Income Fund

SHARES			VALUE
EATING AND DRINKING PLACES - 0.43%
600	*	Brinker International, Inc	$21,042
5,800		McDonald’s Corp	185,948

		TOTAL EATING AND DRINKING PLACES	206,990

ELECTRIC, GAS, AND SANITARY SERVICES - 2.39%
1,000	*	AES Corp	13,670
539		Ameren Corp	27,025
2,000		American Electric Power Co, Inc	68,680
800		Cinergy Corp	33,304
2,000		Consolidated Edison, Inc	87,500
1,000		Dominion Resources, Inc	67,740
2,000		DTE Energy Co	86,260
2,000		Edison International	64,060
3,000		Exelon Corp	132,210
2,000		FirstEnergy Corp	79,020
1,000		FPL Group, Inc	74,750
1,961	b*	Mirant Corp	707
13		NiSource, Inc	296
2,000	*	PG&E Corp	66,560
2,000		Pinnacle West Capital Corp	88,820
224	v*	Progress Energy, Inc (Cvo)	2
2,000		Public Service Enterprise Group, Inc	103,540
2,000		Southern Co	67,040
2,693		Waste Management, Inc	80,628

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,141,812

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.14%
932		American Power Conversion Corp	19,945
3,000	*	AMIS Holdings, Inc	49,560
2,340	*	Atheros Communications, Inc	23,985
1,899	*	Freescale Semiconductor, Inc (Class B)	34,866
42,500	d	General Electric Co	1,551,250
32,527		Intel Corp	760,807
500	*	JDS Uniphase Corp	1,585
4,000	*	Marvell Technology Group Ltd	141,880
189		Maytag Corp	3,988
17,200		Motorola, Inc	295,840
4,100		National Semiconductor Corp	73,595
9,000	*	PMC-Sierra, Inc	101,250
2,700		Qualcomm, Inc	114,480
1,000		Rockwell Collins, Inc	39,440
6,000	*	Tellabs, Inc	51,540
5,960		Texas Instruments, Inc	146,735

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,410,746

ENGINEERING AND MANAGEMENT SERVICES - 0.57%
2,000		Halliburton Co	78,480
3,000	*	Hewitt Associates, Inc	96,030
1,765		Monsanto Co	98,046

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	272,556

TIAA-CREF Life Funds — Growth and Income Fund

SHARES			VALUE
FABRICATED METAL PRODUCTS - 1.36%
2,000		Danaher Corp	$114,820
3,900		Illinois Tool Works, Inc	361,452
4,600		Masco Corp	168,038
200		Snap-On, Inc	6,872

		TOTAL FABRICATED METAL PRODUCTS	651,182

FOOD AND KINDRED PRODUCTS - 3.50%
1,000		Anheuser-Busch Cos, Inc	50,730
1,000		Archer Daniels Midland Co	22,310
500	*	Boston Beer Co, Inc (Class A)	10,635
10,277		Coca-Cola Co	427,832
3,000		Coca-Cola Enterprises, Inc	62,550
948		Conagra Foods, Inc	27,919
1,541		General Mills, Inc	76,603
2,256		Kellogg Co	100,753
8,122		PepsiCo, Inc	423,968
6,000		Pilgrim’s Pride Corp	184,080
1,901		Sanderson Farms, Inc	82,275
11,000		Tyson Foods, Inc (Class A)	202,400

		TOTAL FOOD AND KINDRED PRODUCTS	1,672,055

FOOD STORES - 0.11%
1,600		Albertson’s, Inc	38,208
629	*	Safeway, Inc	12,416
300	*	Winn-Dixie Stores, Inc	1,365

		TOTAL FOOD STORES	51,989

FORESTRY - 0.16%
1,100		Weyerhaeuser Co	73,942

		TOTAL FORESTRY	73,942

FURNITURE AND FIXTURES - 0.10%
2,000		Newell Rubbermaid, Inc	48,380

		TOTAL FURNITURE AND FIXTURES	48,380

FURNITURE AND HOMEFURNISHINGS STORES - 0.24%
1,900		Best Buy Co, Inc	112,898

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	112,898

GENERAL BUILDING CONTRACTORS - 0.32%
1	*	Cavco Industries, Inc	45
200	*	NVR, Inc	153,880

		TOTAL GENERAL BUILDING CONTRACTORS	153,925

GENERAL MERCHANDISE STORES - 2.75%
2,000	*	BJ’s Wholesale Club, Inc	58,260
6,780		Costco Wholesale Corp	328,220
800		Federated Department Stores, Inc	46,232
2,000		J.C. Penney Co, Inc	82,800
2,276		May Department Stores Co	66,914
13,835		Wal-Mart Stores, Inc	730,765

		TOTAL GENERAL MERCHANDISE STORES	1,313,191

TIAA-CREF Life Funds — Growth and Income Fund

SHARES			VALUE
HEALTH SERVICES - 0.30%
1,750		HCA, Inc	$69,930
1,919	*	Magellan Health Services, Inc	65,553
900	*	Tenet Healthcare Corp	9,882

		TOTAL HEALTH SERVICES	145,365

HOLDING AND OTHER INVESTMENT OFFICES - 0.81%
3,000		American Home Mortgage Investment Corp	102,750
700		Apartment Investment & Management Co (Class A)	26,978
200		Equity Residential	7,236
764		SPDR Trust Series 1	92,345
3,772		Washington Mutual, Inc	159,480

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	388,789

HOTELS AND OTHER LODGING PLACES - 0.31%
3,000		Hilton Hotels Corp	68,220
1,000		Marriott International, Inc (Class A)	62,980
300		Starwood Hotels & Resorts Worldwide, Inc	17,520

		TOTAL HOTELS AND OTHER LODGING PLACES	148,720

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.23%
4,072		3M Co	334,189
3,028	*	Apple Computer, Inc	195,003
2,000	*	Applied Materials, Inc	34,200
5,960		Baker Hughes, Inc	254,313
29,965	*	Cisco Systems, Inc	578,325
2,000		Cummins, Inc	167,580
13,770	*	Dell, Inc	580,268
8,469	*	Emulex Corp	142,618
11,365		Hewlett-Packard Co	238,324
7,903		International Business Machines Corp	779,078
621	*	Lexmark International, Inc	52,785
4,018	*	Network Appliance, Inc	133,478
4,800	*	Solectron Corp	25,584
2,900		Toro Co	235,915
5,000		Tyco International Ltd	178,700

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,930,360

INSTRUMENTS AND RELATED PRODUCTS - 2.68%
6,000		Becton Dickinson & Co	340,800
1,000		Biomet, Inc	43,390
2,728	*	Boston Scientific Corp	96,980
2,000		Eastman Kodak Co	64,500
2,704		Guidant Corp	194,958
1,000	*	KLA-Tencor Corp	46,580
6,900		Medtronic, Inc	342,723
3,400		Raytheon Co	132,022
200	*	Zimmer Holdings, Inc	16,024

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,277,977

INSURANCE CARRIERS - 7.54%
251		Aetna, Inc	31,312
2,000		Aflac, Inc	79,680
12,426		American International Group, Inc	816,015

TIAA-CREF Life Funds — Growth and Income Fund

SHARES			VALUE
1,000		Berkley (W.R.) Corp	$47,170
1,000		Chubb Corp	76,900
4,000		Cigna Corp	326,280
3,000		Everest Re Group Ltd	268,680
2,000		HCC Insurance Holdings, Inc	66,240
7,000	*	Humana, Inc	207,830
6,000		Lincoln National Corp	280,080
4,000		Loews Corp	281,200
4,000		MetLife, Inc	162,040
8,000		Principal Financial Group	327,520
1,000		Reinsurance Group of America, Inc	48,450
2,768		Safeco Corp	144,600
1,000	*	Sierra Health Services, Inc	55,110
2,939		St. Paul Travelers Cos, Inc	108,949
400		Transatlantic Holdings, Inc	24,732
1,118		UnitedHealth Group, Inc	98,418
602	*	WellPoint, Inc	69,230
1,000		XL Capital Ltd (Class A)	77,650

		TOTAL INSURANCE CARRIERS	3,598,086

LUMBER AND WOOD PRODUCTS - 0.28%
5,000		Louisiana-Pacific Corp	133,700

		TOTAL LUMBER AND WOOD PRODUCTS	133,700

METAL MINING - 1.09%
3,682	*	Inco Ltd	135,424
2,000		Newmont Mining Corp	88,820
3,000		Phelps Dodge Corp	296,760

		TOTAL METAL MINING	521,004

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
6,000		Hasbro, Inc	116,280

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	116,280

MISCELLANEOUS RETAIL - 1.07%
4,000	*	Barnes & Noble, Inc	129,080
961	*	eBay, Inc	111,745
5,000		Michaels Stores, Inc	149,850
7,000	*	Office Depot, Inc	121,520

		TOTAL MISCELLANEOUS RETAIL	512,195

MOTION PICTURES - 2.51%
5,000	*	Hollywood Entertainment Corp	65,450
10,900		News Corp (Class A)	203,394
28,687	*	Time Warner, Inc	557,675
13,302		Walt Disney Co	369,796

		TOTAL MOTION PICTURES	1,196,315

NONDEPOSITORY INSTITUTIONS - 3.86%
9,638		American Express Co	543,294
1,000		Capital One Financial Corp	84,210
7,000		Countrywide Financial Corp	259,070

TIAA-CREF Life Funds — Growth and Income Fund

SHARES			VALUE
7,651		Fannie Mae	$544,828
1,000		Freddie Mac	73,700
11,924		MBNA Corp	336,138

		TOTAL NONDEPOSITORY INSTITUTIONS	1,841,240

OIL AND GAS EXTRACTION - 0.59%
2,664		Burlington Resources, Inc	115,884
2,000		Devon Energy Corp	77,840
2,020		Unocal Corp	87,345

		TOTAL OIL AND GAS EXTRACTION	281,069

PAPER AND ALLIED PRODUCTS - 0.15%
600		MeadWestvaco Corp	20,334
263		OfficeMax, Inc	8,253
2,220	*	Smurfit-Stone Container Corp	41,470

		TOTAL PAPER AND ALLIED PRODUCTS	70,057

PETROLEUM AND COAL PRODUCTS - 4.84%
3,504		ChevronTexaco Corp	183,995
4,200		ConocoPhillips	364,686
32,245		ExxonMobil Corp	1,652,879
1,600		Lyondell Chemical Co	46,272
2,000	*	Tesoro Corp	63,720

		TOTAL PETROLEUM AND COAL PRODUCTS	2,311,552

PRIMARY METAL INDUSTRIES - 0.17%
3,000	*	Andrew Corp	40,890
2,200	*	CommScope, Inc	41,580

		TOTAL PRIMARY METAL INDUSTRIES	82,470

PRINTING AND PUBLISHING - 0.49%
6,000		American Greetings Corp (Class A)	152,100
1,000		Gannett Co, Inc	81,700

		TOTAL PRINTING AND PUBLISHING	233,800

RAILROAD TRANSPORTATION - 0.37%
2,000		Burlington Northern Santa Fe Corp	94,620
2,000		CSX Corp	80,160

		TOTAL RAILROAD TRANSPORTATION	174,780

SECURITY AND COMMODITY BROKERS - 0.97%
1,000		Bear Stearns Cos, Inc	102,310
1,000		Franklin Resources, Inc	69,650
3,000		Legg Mason, Inc	219,780
700		Lehman Brothers Holdings, Inc	61,236
231	*	Piper Jaffray Cos	11,076

		TOTAL SECURITY AND COMMODITY BROKERS	464,052

SPECIAL TRADE CONTRACTORS - 0.13%
2,000	*	Dycom Industries, Inc	61,040

		TOTAL SPECIAL TRADE CONTRACTORS	61,040

TIAA-CREF Life Funds — Growth and Income Fund

SHARES			VALUE
TOBACCO PRODUCTS - 1.63%
10,600		Altria Group, Inc	$647,660
200		Reynolds American, Inc	15,720
2,400		UST, Inc	115,464

		TOTAL TOBACCO PRODUCTS	778,844

TRANSPORTATION BY AIR - 0.92%
4,000	*	Alaska Air Group, Inc	133,960
3,300	*	AMR Corp	36,135
2,600	*	Continental Airlines, Inc (Class B)	35,204
4,000	*	ExpressJet Holdings, Inc	51,520
1,000		FedEx Corp	98,490
3,400	*	Northwest Airlines Corp	37,162
2,800		Southwest Airlines Co	45,584

		TOTAL TRANSPORTATION BY AIR	438,055

TRANSPORTATION EQUIPMENT - 3.05%
2,207		Autoliv, Inc	106,598
8,000		Boeing Co	414,160
7,000		Ford Motor Co	102,480
1,000		General Dynamics Corp	104,600
2,000		Lockheed Martin Corp	111,100
3,200		Northrop Grumman Corp	173,952
4,300		United Technologies Corp	444,405

		TOTAL TRANSPORTATION EQUIPMENT	1,457,295

TRUCKING AND WAREHOUSING - 1.35%
7,563		United Parcel Service, Inc (Class B)	646,334

		TOTAL TRUCKING AND WAREHOUSING	646,334

WHOLESALE TRADE-DURABLE GOODS - 2.45%
15,165		Johnson & Johnson	961,764
3,111		W.W. Grainger, Inc	207,255

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,169,019

WHOLESALE TRADE-NONDURABLE GOODS - 1.86%
5,000		AmerisourceBergen Corp	293,400
5,000		Cardinal Health, Inc	290,750
2,000		McKesson Corp	62,920
7,000		Supervalu, Inc	241,640

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	888,710

		TOTAL COMMON STOCKS (Cost $44,803,494)	47,009,318

TIAA-CREF Life Funds — Growth and Income Fund

PRINCIPAL			VALUE
SHORT-TERM INVESTMENTS - 1.26%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.26%
$600,000	d	Federal Home Loan Bank (FHLB)
		1.000%, 01/03/05	$599,893

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	599,893

		TOTAL SHORT-TERM INVESTMENTS (Cost $599,958)	599,893

		TOTAL PORTFOLIO - 99.71% (Cost $45,403,452)	47,609,211
		OTHER ASSETS & LIABILITIES, NET - 0.29%	139,198

		NET ASSETS - 100.00%	$47,748,409

*	Non-income producing

b	In bankruptcy

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

v	Security valued at fair value

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $46,133,665. Net unrealized appreciation of portfolio investments aggregated $1,475,546 of which $3,945,216 related to appreciated portfolio investments and $2,469,670 related to depreciated portfolio investments.

Open Futures Contracts:

	Number of Contracts (Long positions)	Market Value	Expiration Date	Unrealized Gain
E-mini S&P 500 Index	6	$364,110	March 2005	$8,846

TIAA-CREF Life Funds — International Equity Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS

TIAA-CREF Life International Equity Fund

December 31, 2004

SHARES			VALUE
COMMON STOCKS - 98.83%
APPAREL AND ACCESSORY STORES - 0.27%
1,300		Fast Retailing Co Ltd	$98,956
1,200		Hennes & Mauritz AB (B Shs)	41,803

		TOTAL APPAREL AND ACCESSORY STORES	140,759

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
34,000		Toyobo Co Ltd	81,956

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	81,956

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
1,700		Autobacs Seven Co Ltd	49,688

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	49,688

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.57%
2,000		Cheung Kong Infrastructure Holdings Ltd	5,777
43,539		Wolseley plc	813,755

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	819,532

BUSINESS SERVICES - 3.76%
4	*	Access Co Ltd	112,423
3,798		Capita Group plc	26,670
31,586	v*	Cintra Concesiones de Infraestructuras de Transporte S.A.	346,901
68		Dentsu, Inc	183,156
3,900		Diamond Lease Co Ltd	152,240
9,962		Hays plc	23,764
19,288		Macquarie Infrastructure Group	51,408
3,010		Misys plc	12,092
58,200		Nissin Co Ltd	146,537
3,500		Oracle Corp Japan	181,370
18	*	Rakuten, Inc	20,552
162	*	Rakuten, Inc (When Issued)	145,447
1,194		SAP AG.	213,255
2,000		Secom Co Ltd	80,023
1,729		Securitas AB (B Shs)	29,661
2,495		Serco Group plc	11,496
4,000		Sumisho Lease Co Ltd	163,170
2,000		Tata Consultancy Services Ltd	61,445

		TOTAL BUSINESS SERVICES	1,961,610

CHEMICALS AND ALLIED PRODUCTS - 9.24%
2,861		BOC Group plc	54,571
4,364		Boots Group plc	54,921
11,000		Daicel Chemical Industries Ltd	62,262
24,850		GlaxoSmithKline plc	583,011

TIAA-CREF Life Funds — International Equity Fund

SHARES			VALUE
6,836		Imperial Chemical Industries plc	$31,630
4,000		Kao Corp	102,274
2,900		Kose Corp	127,354
3,896		Merck KGaA	268,065
12,000		Nippon Paint Co Ltd	50,239
12,299		Novartis AG. (Regd)	619,763
32,562		Reckitt Benckiser plc	983,999
9,126		Sanofi-Aventis	729,385
8,700		Shin-Etsu Chemical Co Ltd	356,592
3,000		Taisho Pharmaceutical Co Ltd	65,287
8,400		Takeda Pharmaceutical Co Ltd	422,992
48,000		Teijin Ltd	208,451
20,000		Tosoh Corp	89,978
864		Zeltia S.A.	6,048

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,816,822

COMMUNICATIONS - 5.32%
13,709		Cable & Wireless plc	31,387
660		Cosmote Mobile Telecommunications S.A.	13,241
8,024		Deutsche Telekom AG. (Regd)	181,595
2,759		Eircom Group plc	6,488
792	*	Elisa Oyj	12,768
29,695	*	Ericsson (LM) (B Shs)	94,732
1,410		Hellenic Telecommunications Organization S.A.	25,337
77		KDDI Corp	414,795
44,839		KPN NV	426,022
1,035	*	Marconi Corp plc	11,177
154	*	Marconi Corp plc Wts 05/19/07	38
292	*	Modern Times Group AB (B Shs)	7,953
39,000		Singapore Telecommunications Ltd	56,861
572		Tele2 AB (B Shs)	22,465
23,917		Telecom Corp of New Zealand Ltd	106,243
14,862		Telefonica S.A.	279,988
1,084		Telenor ASA	9,844
10,085		TeliaSonera AB	60,400
93,545		Vodafone Group plc	253,681
27,699		Vodafone Group plc (Spon ADR)	758,399

		TOTAL COMMUNICATIONS	2,773,414

DEPOSITORY INSTITUTIONS - 15.15%
9,107		Australia & New Zealand Banking Group Ltd	146,992
148,969		Banca Intesa S.p.A.	716,801
5,822		Bank of Ireland (Dublin)	96,941
290		Commercial Bank of Greece	9,192
9,405		DAH Sing Financial	72,903
8,019		DBS Group Holdings Ltd	79,090
51,743		Depfa Bank plc	868,596
2,809		Deutsche Bank AG. (Regd)	249,400
6,500		Hang Seng Bank Ltd	90,316
42,488		HSBC Holdings plc (United Kingdom)	717,025
40		Mitsubishi Tokyo Financial Group, Inc	405,972
3,022		National Australia Bank Ltd	68,273

TIAA-CREF Life Funds — International Equity Fund

SHARES			VALUE
5,290		National Bank of Greece S.A.	$174,584
12,442		Nordea Bank AB (Sweden)	125,442
40,753		Royal Bank of Scotland Group plc	1,370,796
69,000		Shinsei Bank Ltd	470,011
2,707		Skandinaviska Enskilda Banken (A Shs)	52,344
19		Sumitomo Mitsui Financial Group Inc	138,138
29,000		Sumitomo Trust & Banking Co Ltd	209,710
3,190		Svenska Handelsbanken AB (A Shs)	83,045
18,989		UBS AG. (Regd)	1,592,297
10,000		United Overseas Bank Ltd	84,538
5,196		Westpac Banking Corp	79,386

		TOTAL DEPOSITORY INSTITUTIONS	7,901,792

ELECTRIC, GAS, AND SANITARY SERVICES - 3.36%
12,524		Australian Gas Light Co Ltd	134,501
1,155		BG Group plc	7,850
1,600		Contact Energy Ltd	7,396
12,172		E.ON AG.	1,109,493
1,000		Hokkaido Electric Power Co, Inc	19,664
19,000		Hong Kong & China Gas Co Ltd	39,233
8,451	*	International Power plc	25,068
2,156		Kelda Group plc	26,181
295		Oest Elektrizitatswirts (A Shs)	65,720
1,984		Severn Trent plc	36,834
5,000		Tata Power Co Ltd	44,922
3,198		United Utilities plc	38,681
1,775		United Utilities plc (A Shs)	15,250
25		West Japan Railway Co	101,005
144,000	*	Xinao Gas Holdings Ltd	82,442

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,754,240

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.36%
149,553	*	ABB Ltd	835,161
1,340		Advantest Corp	114,947
1		ARM Holdings plc	2
1,632		Electrolux AB Series B	37,329
900		Hirose Electric Co Ltd	105,221
6,200		Hitachi Maxell Ltd	84,950
8,000		Johnson Electric Holdings Ltd	7,771
4,828		Kidde plc	15,433
3,200		Kuroda Electric Co Ltd	74,637
3,700		Kyocera Corp	284,893
2,400		Melco Holdings, Inc	45,086
162	*	Mobistar S.A.	15,183
1,100		Murata Manufacturing Co Ltd	61,511
25,620		Nokia Oyj	404,655
1,800		Rohm Co Ltd	186,201
5,000		Satyam Computer Services Ltd	47,147
61,737		STMicroelectronics NV	1,204,195
13,000		Sumitomo Electric Industries Ltd	141,456

TIAA-CREF Life Funds — International Equity Fund

SHARES			VALUE
46,832		Taiwan Semiconductor Manufacturing Co Ltd	$74,630
3,000		Tokyo Seimitsu Co Ltd	100,127

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,840,535

FABRICATED METAL PRODUCTS - 0.16%
1,691		Assa Abloy AB (B Shs)	28,881
8,000		NHK Spring Co Ltd	54,650

		TOTAL FABRICATED METAL PRODUCTS	83,531

FOOD AND KINDRED PRODUCTS - 2.71%
7,537		Coca-Cola Amatil Ltd	48,034
156,000		Global Bio-Chem Technology Group Co Ltd	102,358
12,250	*	Global Bio-Chem Technology Group Co Ltd Wts 05/31/07	583
4,236		Groupe Danone	391,241
7,806		J. Sainsbury plc	40,539
7,371		Lion Nathan Ltd	49,692
33,000		Nichirei Corp	131,395
33,000		Nisshin Oillio Group Ltd	170,040
69,000		People's Food Holdings Ltd	63,404
2,312		Pernod-Ricard	354,169
4,622		Scottish & Newcastle plc	38,668
2,355		Tate & Lyle plc	21,375

		TOTAL FOOD AND KINDRED PRODUCTS	1,411,498

FOOD STORES - 2.62%
169		Axfood AB	5,722
17	*	Casino Guichard-Perrachon S.A. Wts 12/15/05	—
220,282		Tesco plc	1,360,744

		TOTAL FOOD STORES	1,366,466

GENERAL BUILDING CONTRACTORS - 0.61%
1,717		Amec plc	9,815
1,145		Bouygues S.A.	52,916
2,300		Daito Trust Construction Co Ltd	109,310
180,000		Shanghai Forte Land Co	63,105
11,000		Shimizu Corp	55,177
2,127		Skanska AB (B Shs)	25,526

		TOTAL GENERAL BUILDING CONTRACTORS	315,849

GENERAL MERCHANDISE STORES - 0.21%
23,000		Mitsukoshi Ltd	111,779

		TOTAL GENERAL MERCHANDISE STORES	111,779

HEALTH SERVICES - 0.05%
434	*	Capio AB	5,159
924		Getinge AB (B Shs)	11,506
548		Intertek Group plc	7,417

		TOTAL HEALTH SERVICES	24,082

HEAVY CONSTRUCTION, EXCEPT BUILDING - 2.01%
2,411		Balfour Beatty plc	14,593
15,490		Multiplex Group	66,056

TIAA-CREF Life Funds — International Equity Fund

SHARES			VALUE
7,188		Vinci S.A.	$965,304

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,045,953

HOLDING AND OTHER INVESTMENT OFFICES - 1.10%
234		Castellum AB	8,381
2,000		Housing Development Finance Corp	35,247
2,300		iShares MSCI EAFE Index Fund	368,575
2,546		Land Securities Group plc	68,433
1,460		London Stock Exchange plc	16,314
299		Nobel Biocare Holding AG.	54,168
713		Schroders plc	10,280
473		Wihlborgs Fastigheter AB	9,965

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	571,363

HOTELS AND OTHER LODGING PLACES - 1.15%
13,744		Accor S.A.	601,732

		TOTAL HOTELS AND OTHER LODGING PLACES	601,732

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.96%
481		Alfa Laval AB	7,781
1,095		Atlas Copco AB (B Shs)	45,725
3,338		FKI plc	7,466
120,004		Futuris Corp Ltd	203,194
21,000		Komatsu Ltd	146,941
2,453		Meggitt plc	12,327
900		Nidec Corp	109,700
34,000		NSK Ltd	170,879
1,303		Sandvik AB	52,548
556	*	Saurer AG.	32,761
549		Scania AB	21,727
537		SKF AB (B Shs)	23,919
8,683		Wartsila Oyj (B Shs)	185,061

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,020,029

INSTRUMENTS AND RELATED PRODUCTS - 1.91%
3,400		Canon, Inc	183,488
1,013		Gambro AB (A Shs)	14,443
540		Gambro AB (B Shs)	7,577
32,640	*	Invensys plc	9,713
100		Keyence Corp	22,407
72		Nobel Biocare Holding AG. (Stockholm)	13,186
10,500		Terumo Corp	282,814
129		The Swatch Group AG. (Br)	18,934
14,860		The Swatch Group AG. (Regd)	441,710

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	994,272

INSURANCE CARRIERS - 4.35%
17,000		Aioi Insurance Co Ltd	78,472
34,850	*	AMP Ltd	198,335
155,000	*	China Life Insurance Co Ltd (H Shs)	103,696
11,415		Friends Provident plc	33,750
15,000		Fuji Fire & Marine Insurance Co Ltd	48,892

TIAA-CREF Life Funds — International Equity Fund

SHARES			VALUE
11,010		Insurance Australia Group Ltd	$55,496
37,330		Legal & General Group plc	78,837
1,384		Liberty International plc	25,788
11,000		Nipponkoa Insurance Co Ltd	74,822
7,000		Nissay Dowa General Insurance Co Ltd	35,591
28,796		Promina Group Ltd	121,895
13,626		Prudential plc	118,507
16,583		Royal & Sun Alliance Insurance Group plc	24,674
523		Schindler Holding AG. (Pt Cert)	207,434
5,047		Skandia Forsakrings AB	25,139
1,356		Storebrand ASA	13,097
4,350		T&D Holdings, Inc	208,012
4,882		Zurich Financial Services AG.	814,024

		TOTAL INSURANCE CARRIERS	2,266,461

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.15%
14		East Japan Railway Co	77,876

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	77,876

LUMBER AND WOOD PRODUCTS - 0.02%
280		Holmen AB (B Shs)	9,691

		TOTAL LUMBER AND WOOD PRODUCTS	9,691

METAL MINING - 0.90%
1,266		Johnson Matthey plc	24,014
37,000		Mitsubishi Materials Corp	77,632
12,116		Newcrest Mining Ltd	165,735
1,761		Rio Tinto Ltd	54,003
26,390		WMC Resources Ltd	149,361

		TOTAL METAL MINING	470,745

MISCELLANEOUS RETAIL - 0.34%
10,879	*	Cookson Group plc	7,415
68,593		Pacific Brands Ltd	171,526

		TOTAL MISCELLANEOUS RETAIL	178,941

NONDEPOSITORY INSTITUTIONS - 2.14%
1,882		Cattles plc	13,261
20,457	*	Hypo Real Estate Holding	848,088
2,776		ICAP plc	14,483
13,000	*	Industrial Development Bank of India Ltd	32,836
66,000		Orient Corp	190,651
1,463		Provident Financial plc	18,875

		TOTAL NONDEPOSITORY INSTITUTIONS	1,118,194

OIL AND GAS EXTRACTION - 1.12%
64,000		CNOOC Ltd	34,377
183		IHC Caland NV	11,626
938	*	Lundin Petroleum AB	5,378
16,501		Origin Energy Ltd	89,123
62,000		PetroChina Co Ltd (Class H)	33,103
1,163		Shell Transport & Trading Co plc	9,914

TIAA-CREF Life Funds — International Equity Fund

SHARES			VALUE
3,142		Statoil ASA	$49,283
110		Technip S.A.	20,334
1,524		Total S.A.	332,889

		TOTAL OIL AND GAS EXTRACTION	586,027

PAPER AND ALLIED PRODUCTS - 0.98%
306		Billerud AB	5,457
1,051		De La Rue plc	7,002
11,000		NGK Insulators Ltd	105,202
16,000		OJI Paper Co Ltd	91,812
3,156		Rexam plc	27,842
1,124		Svenska Cellulosa AB (B Shs)	47,951
4,321		TDC a/s	182,984
900		Uni-Charm Corp	43,125

		TOTAL PAPER AND ALLIED PRODUCTS	511,375

PERSONAL SERVICES - 0.02%
1,162		Davis Service Group plc	9,147

		TOTAL PERSONAL SERVICES	9,147

PETROLEUM AND COAL PRODUCTS - 5.94%
33,961		BHP Billiton Ltd	408,382
51,035		BP plc	497,749
3,185		BP plc (Spon ADR)	186,004
34,328		ENI S.p.A.	859,483
610		Hellenic Petroleum S.A.	6,633
40,000		Nippon Oil Corp	256,465
189		Norsk Hydro ASA	14,885
103	*	Petroleum Geo-Services ASA	6,437
11,812		Repsol YPF S.A.	307,623
9,663		Royal Dutch Petroleum Co	556,243

		TOTAL PETROLEUM AND COAL PRODUCTS	3,099,904

PRIMARY METAL INDUSTRIES - 0.48%
22,906	*	Corus Group plc	22,209
7,000		NEOMAX Co Ltd	124,192
35,000		Nippon Steel Corp	85,732
491		Ssab Svenskt Stal AB (Series A)	11,822
447		Trelleborg AB (B Shs)	7,601

		TOTAL PRIMARY METAL INDUSTRIES	251,556

PRINTING AND PUBLISHING - 2.27%
907		Eniro AB	9,281
31,564		Reed Elsevier NV	430,321
73,566		Reed Elsevier plc	678,656
23,000		Singapore Press Holdings Ltd	64,813

		TOTAL PRINTING AND PUBLISHING	1,183,071

RAILROAD TRANSPORTATION - 0.21%
19,851		Brambles Industries Ltd	108,150

		TOTAL RAILROAD TRANSPORTATION	108,150

TIAA-CREF Life Funds — International Equity Fund

SHARES			VALUE
REAL ESTATE - 0.99%
2,973		British Land Co plc	$51,143
60	*	City Developments Ltd	168
1,587		Hammerson plc	26,462
6,000		Sino Land Co Ltd	5,905
2,404		Slough Estates plc	25,385
9,000		Sumitomo Realty & Development Co Ltd	117,342
1	v	Stockland	5
18,000		Tokyo Tatemono Co Ltd	117,166
13,470	*	Westfield Group	173,487

		TOTAL REAL ESTATE	517,063

SECURITY AND COMMODITY BROKERS - 2.63%
3,521		3i Group plc	45,021
4,186		Amvescap plc	25,778
703		Close Brothers Group plc	9,913
17,664		Deutsche Boerse AG.	1,063,153
1,603		Man Group plc	45,302
1,500		Matsui Securities Co Ltd	52,259
14,000		Mitsui & Co Ltd	125,559
431	*	OMX AB	5,513

		TOTAL SECURITY AND COMMODITY BROKERS	1,372,498

STONE, CLAY, AND GLASS PRODUCTS - 4.73%
23,823		CRH plc	637,266
4,229		Hanson plc	36,313
26,133		Holcim Ltd (Regd)	1,574,277
18,000		Nippon Sheet Glass Co Ltd	74,480
5,906		Pilkington plc	12,473
1,299		RMC Group plc	21,174
46,000		Sumitomo Osaka Cement Co Ltd	112,677

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,468,660

TRANSPORTATION BY AIR - 0.36%
30,000	v*	Air China Ltd (Class H)	11,579
3,107	*	British Airways plc	14,018
18,875		Qantas Airways Ltd	54,894
12,500		Swire Pacific Ltd (A Shs)	104,533

		TOTAL TRANSPORTATION BY AIR	185,024

TRANSPORTATION EQUIPMENT - 5.16%
2,589		BBA Group plc	14,204
183,712	*	Fiat S.p.A.	1,473,292
33,000		Fuji Heavy Industries Ltd	161,023
36,000		Mazda Motor Corp	113,126
8,709		Rolls-Royce Group plc	41,299
4,434		Tomkins plc	21,644
4,000		Toyota Industries Corp	99,932
17,100		Toyota Motor Corp	695,882
1,840		Volvo AB (B Shs)	72,959

		TOTAL TRANSPORTATION EQUIPMENT	2,693,361

TIAA-CREF Life Funds — International Equity Fund

SHARES		VALUE
TRANSPORTATION SERVICES - 0.04%
797	National Express Group plc	$12,632
4,569	Stagecoach Group plc	9,978

	TOTAL TRANSPORTATION SERVICES	22,610

TRUCKING AND WAREHOUSING - 0.31%
8,000	Seino Transportation Co Ltd	74,949
18,000	Sumitomo Warehouse Co Ltd	87,831

	TOTAL TRUCKING AND WAREHOUSING	162,780

WATER TRANSPORTATION - 0.54%
102,000	China Shipping Development Co Ltd	90,548
1,712	Exel plc	23,764
233	Frontline Ltd	10,368
22,000	Mitsui OSK Lines Ltd	132,039
4,233	Peninsular & Oriental Steam Navigation Co	24,178

	TOTAL WATER TRANSPORTATION	280,897

WHOLESALE TRADE-DURABLE GOODS - 0.36%
1,087	SSL International plc	6,574
21,000	Sumitomo Corp	181,165

	TOTAL WHOLESALE TRADE-DURABLE GOODS	187,739

WHOLESALE TRADE-NONDURABLE GOODS - 4.01%
1,430	Alliance Unichem plc	20,715
12,789	Celesio AG.	1,040,225
393	Ciba Specialty Chemicals AG. (Regd)	29,896
33,213	Inditex S.A.	979,641
1,915	Swedish Match AB	22,189

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,092,666

	TOTAL COMMON STOCKS (Cost $45,207,962)	51,541,338

PRINCIPAL
SHORT-TERM INVESTMENTS - 0.36%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.36%
$190,000	Federal Home Loan Bank (FHLB)
	1.000%, 01/03/05	189,966

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	189,966

	TOTAL SHORT-TERM INVESTMENTS (Cost $189,987)	189,966

	TOTAL PORTFOLIO - 99.19% (Cost $45,397,949)	51,731,304
	OTHER ASSETS & LIABILITIES, NET - 0.81%	419,944

	NET ASSETS - 100.00%	$52,151,248

TIAA-CREF Life Funds — International Equity Fund

*	Non-income producing

v	Security valued at fair value

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $45,953,028. Net unrealized appreciation of portfolio investments aggregated $5,778,276 of which $6,762,003 related to appreciated portfolio investments and $983,727 related to depreciated portfolio investments.

TIAA-CREF Life Funds — Stock Index Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS

TIAA-CREF Life Stock Index Fund

December 31, 2004

SHARES			VALUE
PREFERRED STOCKS - 0.01%
HOLDING AND OTHER INVESTMENT OFFICES - 0.01%
116	*	Simon Property Group, Inc	$6,870

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,870

		TOTAL PREFERRED STOCKS (Cost $3,619)
			6,870

COMMON STOCKS - 99.08%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
300		Delta & Pine Land Co	8,184

		TOTAL AGRICULTURAL PRODUCTION-CROPS	8,184

AMUSEMENT AND RECREATION SERVICES - 0.21%
604	*	Alliance Gaming Corp	8,341
240	*	Argosy Gaming Co	11,208
300	*	Aztar Corp	10,476
3,269	*	Caesars Entertainment, Inc	65,838
134		Churchill Downs, Inc	5,990
460		Dover Downs Gaming & Entertainment, Inc	6,026
100		Dover Motorsport, Inc	573
282	*	Gaylord Entertainment Co	11,711
1,149		Harrah’s Entertainment, Inc	76,857
354		International Speedway Corp (Class A)	18,691
162	*	Isle of Capri Casinos, Inc	4,155
500	*	Magna Entertainment (Class A)	3,010
194	*	MTR Gaming Group, Inc	2,049
188	*	Multimedia Games, Inc	2,963
324	*	Penn National Gaming, Inc	19,618
800	*	Six Flags, Inc	4,296
100		Speedway Motorsports, Inc	3,918
451		Station Casinos, Inc	24,661
400	*	Sunterra Corp	5,616
200	*	WMS Industries, Inc	6,708
100		World Wrestling Federation Entertainment, Inc	1,213

		TOTAL AMUSEMENT AND RECREATION SERVICES	293,918

APPAREL AND ACCESSORY STORES - 0.59%
984		Abercrombie & Fitch Co (Class A)	46,199
589	*	Aeropostale, Inc	17,334
615		American Eagle Outfitters, Inc	28,967
840	*	AnnTaylor Stores Corp	18,085
225		Bebe Stores, Inc	6,071
65		Buckle, Inc	1,918

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
200		Burlington Coat Factory Warehouse Corp	$4,540
300	*	Cache, Inc	5,406
318	*	Casual Male Retail Group, Inc	1,733
100		Cato Corp (Class A)	2,882
70	*	Charlotte Russe Holding, Inc	707
1,100	*	Charming Shoppes, Inc	10,307
948	*	Chico’s FAS, Inc	43,162
100	*	Children’s Place Retail Stores, Inc	3,703
390		Christopher & Banks Corp	7,196
978		Claire’s Stores, Inc	20,783
46		Deb Shops, Inc	1,152
300	*	Dress Barn, Inc	5,280
600		Finish Line, Inc (Class A)	10,980
1,591		Foot Locker, Inc	42,846
6,657		Gap, Inc	140,596
200	*	Genesco, Inc	6,228
145		Goody’s Family Clothing, Inc	1,325
577	*	Gymboree Corp	7,397
450	*	Hot Topic, Inc	7,735
150	*	Jo-Ann Stores, Inc	4,131
87	*	JOS A. Bank Clothiers, Inc	2,462
4,114		Limited Brands, Inc	94,704
1,119		Nordstrom, Inc	52,291
100		Oshkosh B’gosh, Inc (Class A)	2,140
875	*	Pacific Sunwear of California, Inc	19,478
600	*	Payless Shoesource, Inc	7,380
1,650		Ross Stores, Inc	47,636
66	*	Shoe Carnival, Inc	858
183	*	Stage Stores, Inc	7,598
232		Talbots, Inc	6,317
5,332		TJX Cos, Inc	133,993
359	*	Too, Inc	8,781
486	*	Urban Outfitters, Inc	21,578

		TOTAL APPAREL AND ACCESSORY STORES	851,879

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
1,182	*	Collins & Aikman Corp	5,154
165	*	Columbia Sportswear Co	9,836
217	*	DHB Industries, Inc	4,132
100	*	Guess?, Inc	1,255
600	*	Hartmarx Corp	4,662
1,270		Jones Apparel Group, Inc	46,444
300		Kellwood Co	10,350
1,180		Liz Claiborne, Inc	49,808
200		Oxford Industries, Inc	8,260
262		Phillips-Van Heusen Corp	7,074
392		Polo Ralph Lauren Corp	16,699
571	*	Quiksilver, Inc	17,010
881		VF Corp	48,790
488	*	Warnaco Group, Inc	10,541

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	240,015

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
AUTO REPAIR, SERVICES AND PARKING - 0.05%
100	*	Amerco, Inc	$4,598
300		Central Parking Corp	4,545
541	*	Dollar Thrifty Automotive Group, Inc	16,338
187	*	Exide Technologies	2,577
351	*	Midas, Inc	7,020
73	*	Monro Muffler Brake, Inc	1,847
662		Ryder System, Inc	31,624

		TOTAL AUTO REPAIR, SERVICES AND PARKING	68,549

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
788	*	Advance Auto Parts	34,420
43	*	America’s Car Mart, Inc	1,634
200	*	Asbury Automotive Group, Inc	2,756
2,039	*	Autonation, Inc	39,169
666	*	Autozone, Inc	60,812
1,109	*	Carmax, Inc	34,434
817	*	Copart, Inc	21,503
495	*	CSK Auto Corp	8,286
300	*	Group 1 Automotive, Inc	9,450
300		Lithia Motors, Inc (Class A)	8,046
200	*	MarineMax, Inc	5,952
500	*	O’Reilly Automotive, Inc	22,525
400	*	Rush Enterprises, Inc	6,924
287		Sonic Automotive, Inc	7,118
155		United Auto Group, Inc	4,586
95	*	West Marine, Inc	2,351

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	269,966

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.14%
100		Building Materials Holding Corp	3,829
166	*	Central Garden & Pet Co	6,929
648		Fastenal Co	39,891
24,074		Home Depot, Inc	1,028,923
300		Lafarge North America, Inc	15,396
8,534		Lowe’s Cos	491,473
1,252	*	Owens-Illinois, Inc	28,358
385	b*	USG Corp	15,504

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,630,303

BUSINESS SERVICES - 6.81%
274	*	@Road, Inc	1,893
4,200	*	3Com Corp	17,514
403		Aaron Rents, Inc	10,075
347		ABM Industries, Inc	6,843
369	*	ActivCard Corp	3,284
1,338	*	Activision, Inc	27,001
550	*	Actuate Corp	1,403
750		Acxiom Corp	19,725
200	*	Administaff, Inc	2,522
2,700		Adobe Systems, Inc	169,398
300	*	Advent Software, Inc	6,144
261		Advo, Inc	9,305

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
1,281	*	Affiliated Computer Services, Inc (Class A)	$77,103
455	*	Agile Software Corp	3,717
1,219	*	Akamai Technologies, Inc	15,884
476	*	Alliance Data Systems Corp	22,600
221	*	Altiris, Inc	7,830
190	*	AMN Healthcare Services, Inc	3,023
68	*	Ansoft Corp	1,374
414	*	Ansys, Inc	13,273
287	*	Anteon International Corp	12,014
800	*	Aquantive, Inc	7,152
480	*	Arbitron, Inc	18,806
706	*	Ariba, Inc	11,720
304	*	Armor Holdings, Inc	14,294
562	*	Ascential Software Corp	9,166
313	*	Asiainfo Holdings, Inc	1,865
808	*	Ask Jeeves, Inc	21,614
400	*	Aspect Communications Corp	4,456
300	*	Aspen Technology, Inc	1,863
140	*	Atari, Inc	410
294	*	Autobytel, Inc	1,776
2,498		Autodesk, Inc	94,799
6,320		Automatic Data Processing, Inc	280,292
3,915	*	BEA Systems, Inc	34,687
1,400	*	Bisys Group, Inc	23,030
95	*	Blue Coat Systems, Inc	1,768
2,554	*	BMC Software, Inc	47,504
600	*	Borland Software Corp	7,008
170		Brady Corp (Class A)	10,637
596		Brink’s Co	23,554
3,295	*	Brocade Communications Systems, Inc	25,174
450	*	CACI International, Inc (Class A)	30,659
2,866	*	Cadence Design Systems, Inc	39,579
1,500	*	Captaris, Inc	7,740
1,000	*	Carreker Corp	8,600
554		Catalina Marketing Corp	16,415
63	*	CCC Information Services Group, Inc	1,399
100		CDI Corp	2,138
10,899		Cendant Corp	254,819
1,580	*	Ceridian Corp	28,882
322	*	Cerner Corp	17,121
778		Certegy, Inc	27,642
873	*	Checkfree Corp	33,244
937	*	ChoicePoint, Inc	43,093
762	*	Chordiant Software, Inc	1,737
532	*	Ciber, Inc	5,128
1,854	*	Citrix Systems, Inc	45,479
3,885	*	CMGI, Inc	9,907
1,229	*	CNET Networks, Inc	13,802
200	*	Cogent, Inc	6,600
1,366	*	Cognizant Technology Solutions Corp	57,823
4,989		Computer Associates International, Inc	154,958
65		Computer Programs & Systems, Inc	1,505
1,965	*	Computer Sciences Corp	110,767
4,261	*	Compuware Corp	27,569

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
146	*	Concord Communications, Inc	$1,618
241	*	Concur Technologies, Inc	2,147
1,524	*	Convergys Corp	22,845
140	*	CoStar Group, Inc	6,465
900	*	Covansys Corp	13,770
485	*	CSG Systems International, Inc	9,070
107	*	Cyberguard Corp	674
1,100	*	Cybersource Corp	7,865
500		Deluxe Corp	18,665
500	*	Dendrite International, Inc	9,700
100	*	Digimarc Corp	932
500	*	Digital Insight Corp	9,200
339	*	Digital River, Inc	14,106
1,600	*	DoubleClick, Inc	12,448
823	*	DST Systems, Inc	42,895
780	*	Dun & Bradstreet Corp	46,527
1,050	*	E.piphany, Inc	5,072
1,405	*	Earthlink, Inc	16,186
298	*	Echelon Corp	2,515
318	*	Eclipsys Corp	6,497
122	*	eCollege.com, Inc	1,386
500	*	Education Lending Group, Inc	7,755
375	*	eFunds Corp	9,004
100		Electro Rent Corp	1,423
3,152	*	Electronic Arts, Inc	194,415
5,550		Electronic Data Systems Corp	128,205
600	*	Embarcadero Technologies, Inc	5,646
1,737	*	Enterasys Networks, Inc	3,127
400	*	Entrust, Inc	1,516
398	*	Epicor Software Corp	5,608
90	*	EPIQ Systems, Inc	1,318
1,600		Equifax, Inc	44,960
103	*	Equinix, Inc	4,402
248	*	eSpeed, Inc (Class A)	3,068
1,016	*	Extreme Networks, Inc	6,655
500	*	F5 Networks, Inc	24,360
200		Factset Research Systems, Inc	11,688
782		Fair Isaac Corp	28,684
400	*	Filenet Corp	10,304
117	*	FindWhat.com	2,074
9,306		First Data Corp	395,877
2,239	*	Fiserv, Inc	89,985
435	*	Getty Images, Inc	29,950
252		Gevity HR, Inc	5,181
200	*	Google, Inc (Class A)	38,620
9		Grey Global Group, Inc	9,900
100	*	GSI Commerce, Inc	1,778
1,262		GTECH Holdings Corp	32,749
340	*	Harris Interactive, Inc	2,686
128		Healthcare Services Group	2,668
200	*	Heidrick & Struggles International, Inc	6,854
800		Henry (Jack) & Associates, Inc	15,928
600	*	Homestore, Inc	1,818

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
63	*	Hudson Highland Group, Inc	$1,814
400	*	Hyperion Solutions Corp	18,648
24	*	IAC/InterActiveCorp Wts 02/04/09	718
200	*	IDX Systems Corp	6,892
213	*	iGate Corp	863
400		Imation Corp	12,732
2,596		IMS Health, Inc	60,253
700	*	Infocrossing, Inc	11,851
674	*	Informatica Corp	5,473
367	*	Infospace, Inc	17,451
311	*	infoUSA, Inc	3,480
275	*	Interactive Data Corp	5,979
500	*	Interchange Corp	9,070
411	*	Intergraph Corp	11,068
405	*	Internet Capital Group, Inc	3,645
452	*	Internet Security Systems, Inc	10,509
4,454	*	Interpublic Group of Cos, Inc	59,684
401	*	Interwoven, Inc	4,363
152	*	Intrado, Inc	1,839
1,908	*	Intuit, Inc	83,971
470	*	Ipass, Inc	3,478
112	*	iPayment, Inc	5,546
1,123	*	Iron Mountain, Inc	34,240
245	*	JDA Software Group, Inc	3,337
5,634	*	Juniper Networks, Inc	153,188
108	*	Jupitermedia Corp	2,568
500	*	Keane, Inc	7,350
300		Kelly Services, Inc (Class A)	9,054
200	*	Keynote Systems, Inc	2,784
271	*	Kforce, Inc	3,008
764	*	KFX, Inc	11,093
263	*	Kinetic Concepts, Inc	20,067
300	*	Korn/Ferry International	6,225
298	*	Kronos, Inc	15,237
350	*	Labor Ready, Inc	5,922
853	*	Lamar Advertising Co	36,491
1,000	*	Lawson Software, Inc	6,870
238	*	Lionbridge Technologies	1,599
628	*	Looksmart Ltd	1,375
735	*	Macromedia, Inc	22,873
524	*	Macrovision Corp	13,477
170	*	Magma Design Automation, Inc	2,135
311	*	Manhattan Associates, Inc	7,427
958		Manpower, Inc	46,271
139	*	Mantech International Corp (Class A)	3,300
500	*	Manugistics Group, Inc	1,435
253	*	MAPICS, Inc	2,669
215	*	Mapinfo Corp	2,576
680	*	Matrixone, Inc	4,454
1,886	*	McAfee, Inc	54,562
85		McGrath RentCorp	3,707
71	*	Medical Staffing Network Holdings, Inc	581
600	*	Mentor Graphics Corp	9,174
980	*	Mercury Interactive Corp	44,639

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
700	*	Micromuse, Inc	$3,885
98,110	d	Microsoft Corp	2,620,518
100	*	MicroStrategy, Inc	6,025
300	*	Midway Games, Inc	3,150
733	*	Mindspeed Technologies, Inc	2,038
1,053		MoneyGram International, Inc	22,260
1,073	*	Monster Worldwide, Inc	36,096
1,117	*	MPS Group, Inc	13,694
300	*	MRO Software, Inc	3,906
306	*	MSC.Software Corp	3,204
650		National Instruments Corp	17,713
400	*	NAVTEQ Corp	18,544
287	*	NCO Group, Inc	7,419
1,006	*	NCR Corp	69,645
300		NDCHealth Corp	5,577
82	*	Neoforma, Inc	631
606	*	NETIQ Corp	7,399
100	*	Netratings, Inc	1,917
100	*	Netscout Systems, Inc	698
238	*	Network Equipment Technologies, Inc	2,337
310	*	NIC, Inc	1,575
4,067	*	Novell, Inc	27,452
2,021		Omnicom Group, Inc	170,411
127	*	Open Solutions, Inc	3,297
100	*	Opnet Technologies, Inc	842
503	*	Opsware, Inc	3,692
40,272	*	Oracle Corp	552,532
500	*	Packeteer, Inc	7,225
94	*	PalmSource, Inc	1,198
2,850	*	Parametric Technology Corp	16,787
207	*	PC-Tel, Inc	1,642
300	*	PDF Solutions, Inc	4,833
76	*	PDI, Inc	1,693
62	*	PEC Solutions, Inc	879
261	*	Pegasus Solutions, Inc	3,289
808	*	Perot Systems Corp (Class A)	12,952
230	*	Pixar	19,690
1,000	*	PLATO Learning, Inc	7,450
262	*	Portal Software, Inc	694
129	*	Portfolio Recovery Associates, Inc	5,317
200	*	ProcureNet, Inc	30
300	*	Progress Software Corp	7,005
108		QAD, Inc	963
35	*	Quality Systems, Inc	2,093
529	*	Quest Software, Inc	8,438
239	*	R.H. Donnelley Corp	14,113
187	*	Radisys Corp	3,656
1,196	*	RealNetworks, Inc	7,918
1,721	*	Red Hat, Inc	22,975
16	*	Redback Networks, Inc	86
100		Renaissance Learning, Inc	1,856
723	*	Rent-A-Center, Inc	19,160
200	*	Rent-Way, Inc	1,602
567	*	Retek, Inc	3,487

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
128	*	Rewards Network, Inc	$896
713		Reynolds & Reynolds Co (Class A)	18,902
1,613		Robert Half International, Inc	47,471
150		Rollins, Inc	3,948
720	*	RSA Security, Inc	14,443
900	*	S1 Corp	8,154
264	*	SafeNet, Inc	9,699
700	*	Sapient Corp	5,537
632	*	Scansoft, Inc	2,648
336	*	Secure Computing Corp	3,353
175	*	Seebeyond Technology Corp	626
446	*	Serena Software, Inc	9,651
4,475	*	Siebel Systems, Inc	46,987
619	*	Sitel Corp	1,523
58	*	SoftBrands, Inc	128
178	*	Sohu.com, Inc	3,152
542	*	SonicWALL, Inc	3,425
375	*	Sotheby’s Holdings, Inc (Class A)	6,810
122	*	Source Interlink Cos, Inc	1,620
624	*	Spherion Corp	5,242
100	*	SPSS, Inc	1,564
89	*	SRA International, Inc (Class A)	5,714
108		SS&C Technologies, Inc	2,230
100		Startek, Inc	2,845
185	*	Stellent, Inc	1,632
73	*	Stratasys, Inc	2,450
35,056	*	Sun Microsystems, Inc	188,601
3,000	*	SunGard Data Systems, Inc	84,990
261	*	SupportSoft, Inc	1,738
1,054	*	Sybase, Inc	21,027
200	*	Sykes Enterprises, Inc	1,390
6,800	*	Symantec Corp	175,168
1,602	*	Synopsys, Inc	31,431
457	*	Take-Two Interactive Software, Inc	15,899
143		Talx Corp	3,688
300	*	TeleTech Holdings, Inc	2,907
525	*	THQ, Inc	12,043
2,110	*	TIBCO Software, Inc	28,147
132	*	Tier Technologies, Inc (Class B)	1,221
1,000	*	Titan Corp	16,200
600		Total System Services, Inc	14,580
183	*	TradeStation Group, Inc	1,285
300	*	Transaction Systems Architects, Inc (Class A)	5,955
200	*	Trizetto Group, Inc	1,900
507	*	Tumbleweed Communications Corp	1,693
296	*	Tyler Technologies, Inc	2,474
3,451	*	Unisys Corp	35,131
450	*	United Online, Inc	5,189
484	*	United Rentals, Inc	9,148
150	*	Universal Compression Holdings, Inc	5,237
1,431	*	Valueclick, Inc	19,075
65	*	Verint Systems, Inc	2,361
2,637	*	VeriSign, Inc	88,392
4,546	*	Veritas Software Corp	129,788

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
236	*	Verity, Inc	$3,096
100	*	Vertrue, Inc	3,777
263		Viad Corp	7,493
3,069	*	Vignette Corp	4,266
100	*	Volt Information Sciences, Inc	2,939
200	*	WatchGuard Technologies, Inc	886
227	*	WebEx Communications, Inc	5,398
3,498	*	WebMD Corp	28,544
1,281	*	webMethods, Inc	9,236
282	*	Websense, Inc	14,303
859	*	Westwood One, Inc	23,133
592	*	Wind River Systems, Inc	8,022
218	*	Witness Systems, Inc	3,806
12,231	*	Yahoo!, Inc	460,864
900	*	Zix Corp	4,635

		TOTAL BUSINESS SERVICES	9,759,104

CHEMICALS AND ALLIED PRODUCTS - 9.92%
16,631		Abbott Laboratories	775,836
745	*	Abgenix, Inc	7,703
139	*	Able Laboratories, Inc	3,162
139		Aceto Corp	2,647
309	*	Adolor Corp	3,065
2,391		Air Products & Chemicals, Inc	138,606
276	*	Albany Molecular Research, Inc	3,075
337		Albemarle Corp	13,045
787		Alberto-Culver Co	38,225
200	*	Alexion Pharmaceuticals, Inc	5,040
851	*	Alkermes, Inc	11,991
1,435		Allergan, Inc	116,335
334		Alpharma, Inc (Class A)	5,661
203	*	American Pharmaceutical Partners, Inc	7,594
13,800	*	Amgen, Inc	885,270
1,000	*	Amylin Pharmaceuticals, Inc	23,360
870	*	Andrx Corp	18,992
200		Arch Chemicals, Inc	5,756
1,200	*	Array Biopharma, Inc	11,424
383	*	Atherogenics, Inc	9,023
637	*	Avant Immunotherapeutics, Inc	1,280
1,177		Avery Dennison Corp	70,585
5,188		Avon Products, Inc	200,776
937	*	Barr Pharmaceuticals, Inc	42,671
111	*	Benthley Pharmaceuticals, Inc	1,193
800	*	Bioenvision, Inc	7,168
3,590	*	Biogen Idec, Inc	239,130
667	*	BioMarin Pharmaceutical, Inc	4,262
100	*	Biosite, Inc	6,154
100	*	Bone Care International, Inc	2,785
85	*	Bradley Pharmaceuticals, Inc	1,649
21,004		Bristol-Myers Squibb Co	538,122
696		Cabot Corp	26,921
300		Calgon Carbon Corp	2,724
206		Cambrex Corp	5,583

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
300	*	Cell Genesys, Inc	$2,430
900	*	Cell Therapeutics, Inc	7,326
596	*	Cephalon, Inc	30,324
688	*	Charles River Laboratories International, Inc	31,655
149	*	Chattem, Inc	4,932
1,165	*	Chiron Corp	38,829
612		Church & Dwight Co, Inc	20,575
1,617		Clorox Co	95,290
5,679		Colgate-Palmolive Co	290,538
300	*	Connetics Corp	7,287
400	*	Corixa Corp	1,456
1,000		Crompton Corp	11,800
811	*	Cubist Pharmaceuticals, Inc	9,594
900	*	Curis, Inc	4,698
312	*	Cypress Bioscience, Inc	4,387
500		Cytec Industries, Inc	25,710
300	*	Cytogen Corp	3,456
483	*	Dade Behring Holdings, Inc	27,048
51	*	DEL Laboratories, Inc	1,772
614	*	Dendreon Corp	6,619
200		Diagnostic Products Corp	11,010
131	*	Digene Corp	3,426
297	*	Discovery Laboratories, Inc	2,355
110	*	Dov Pharmaceutical, Inc	1,986
10,121		Dow Chemical Co	501,091
10,684		Du Pont (E.I.) de Nemours & Co	524,050
241	*	Durect Corp	790
900		Eastman Chemical Co	51,957
2,055		Ecolab, Inc	72,192
170	*	Elizabeth Arden, Inc	4,036
600	*	Encysive Pharmaceuticals, Inc	5,958
400	*	Enzon, Inc	5,488
268	*	Eon Labs, Inc	7,236
242	*	EPIX Pharmaceuticals, Inc	4,334
1,150		Estee Lauder Cos (Class A)	52,636
73	*	Eyetech Pharmaceuticals, Inc	3,322
396		Ferro Corp	9,183
175	*	First Horizon Pharmaceutical	4,006
377	*	FMC Corp	18,209
3,888	*	Forest Laboratories, Inc	174,416
557	*	Genaera Corp	1,905
936	*	Genelabs Technologies	1,123
4,791	*	Genentech, Inc	260,822
494	*	Genta, Inc	869
2,740	*	Genzyme Corp	159,112
300		Georgia Gulf Corp	14,940
312	*	Geron Corp	2,487
4,558	*	Gilead Sciences, Inc	159,484
10,700		Gillette Co	479,146
483		Great Lakes Chemical Corp	13,761
158	*	Guilford Pharmaceuticals, Inc	782
300		H.B. Fuller Co	8,553
71	*	Hollis-Eden Pharmaceuticals	669
1,633	*	Hospira, Inc	54,706

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
1,379	*	Human Genome Sciences, Inc	$16,576
531	*	ICOS Corp	15,017
400	*	Idexx Laboratories, Inc	21,836
657	*	ImClone Systems, Inc	30,275
451	*	Immucor, Inc	10,603
300	*	Immunogen, Inc	2,652
439	*	Immunomedics, Inc	1,335
517	*	Impax Laboratories, Inc	8,210
267	*	Indevus Pharmaceuticals, Inc	1,591
518	*	Inkine Pharmaceutical Co	2,813
295	*	Inspire Pharmaceuticals, Inc	4,947
314	*	InterMune, Inc	4,164
1,061		International Flavors & Fragrances, Inc	45,453
107	*	Inverness Medical Innovations, Inc	2,686
592	*	Invitrogen Corp	39,741
400	*	Isis Pharmaceuticals, Inc	2,360
1,000	*	Isolagen, Inc	7,870
1,992	*	IVAX Corp	31,513
2,581	*	King Pharmaceuticals, Inc	32,004
110	*	Kos Pharmaceuticals, Inc	4,140
56		Kronos Worldwide, Inc	2,313
360	*	KV Pharmaceutical Co (Class A)	7,938
62	*	Lannett Co, Inc	611
699	*	Ligand Pharmaceuticals, Inc (Class B)	8,136
10,446		Lilly (Eli) & Co	592,811
287		MacDermid, Inc	10,361
400		Mannatech, Inc	7,616
338	*	Martek Biosciences Corp	17,306
1,476	*	Medarex, Inc	15,911
547	*	Medicines Co	15,754
596		Medicis Pharmaceutical Corp (Class A)	20,926
2,715	*	MedImmune, Inc	73,604
23,753		Merck & Co, Inc	763,421
792	*	MGI Pharma, Inc	22,184
3,194	*	Millennium Pharmaceuticals, Inc	38,711
246		Minerals Technologies, Inc	16,408
1,231	*	Mosaic Co	20,090
2,836		Mylan Laboratories, Inc	50,140
900	*	Myogen, Inc	7,263
612	*	Nabi Biopharmaceuticals	8,966
500	*	Nalco Holding Co	9,760
95		Nature’s Sunshine Products, Inc	1,934
580	*	NBTY, Inc	13,926
981	*	Nektar Therapeutics	19,855
100	*	Neose Technologies, Inc	672
359	*	Neurocrine Biosciences, Inc	17,699
154	*	NewMarket Corp	3,065
300	*	NitroMed, Inc	7,995
113	*	NL Industries, Inc	2,497
202	*	Northfield Laboratories, Inc	4,555
200	*	Noven Pharmaceuticals, Inc	3,412
400	*	NPS Pharmaceuticals, Inc	7,312
301	*	Nuvelo, Inc	2,965
90		Octel Corp	1,873

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
739		Olin Corp	$16,273
298	*	OM Group, Inc	9,661
300	*	Omnova Solutions, Inc	1,686
450	*	Onyx Pharmaceuticals, Inc	14,576
360	*	OraSure Technologies, Inc	2,419
553	*	OSI Pharmaceuticals, Inc	41,392
100	*	Pain Therapeutics, Inc	721
440	*	Palatin Technologies, Inc	1,170
364	*	Par Pharmaceutical Cos, Inc	15,062
145	*	Penwest Pharmaceuticals Co	1,734
1,337	*	Peregrine Pharmaceuticals, Inc	1,564
81,767	d	Pfizer, Inc	2,198,715
1,000	*	Pharmacyclics, Inc	10,470
131	*	Pharmion Corp	5,529
200		PolyMedica Corp	7,458
965	*	PolyOne Corp	8,743
200	*	Pozen, Inc	1,454
1,903		PPG Industries, Inc	129,708
380	*	Praecis Pharmaceuticals, Inc	722
3,400		Praxair, Inc	150,110
27,554		Procter & Gamble Co	1,517,674
100	*	Progenics Pharmaceuticals	1,716
1,073	*	Protein Design Labs, Inc	22,168
100		Quaker Chemical Corp	2,484
235	*	Quidel Corp	1,194
1,208	*	Revlon, Inc (Class A)	2,778
1,740		Rohm & Haas Co	76,960
1,300		RPM International, Inc	25,558
382	*	Salix Pharmaceuticals Ltd	6,719
15,862		Schering-Plough Corp	331,199
395	*	Sciclone Pharmaceuticals, Inc	1,462
232	*	Scotts Co (Class A)	17,057
1,110	*	Sepracor, Inc	65,901
199	*	Serologicals Corp	4,402
1,356		Sherwin-Williams Co	60,518
754		Sigma-Aldrich Corp	45,587
100		Stepan Co	2,436
900	*	SuperGen, Inc	6,345
147	*	SurModics, Inc	4,779
251	*	Tanox, Inc	3,815
1,600	*	Terra Industries, Inc	14,208
252	*	Third Wave Technologies, Inc	2,167
500	*	UAP Holding Corp	8,635
183	*	United Therapeutics Corp	8,262
92	*	USANA Health Sciences, Inc	3,146
864		USEC, Inc	8,372
891		Valeant Pharmaceuticals International	23,478
600		Valspar Corp	30,006
730	*	VCA Antech, Inc	14,308
695	*	Vertex Pharmaceuticals, Inc	7,346
734	*	Vicuron Pharmaceuticals, Inc	12,779
588	*	Vion Pharmaceuticals, Inc	2,758
1,206	*	Watson Pharmaceuticals, Inc	39,569
300		Wellman, Inc	3,207

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
200		West Pharmaceutical Services, Inc	$5,006
300		Westlake Chemical Corp	10,020
602	b*	WR Grace & Co	8,193
14,379		Wyeth	612,402
2,100	*	Zila, Inc	8,988
134	*	Zymogenetics, Inc	3,082

		TOTAL CHEMICALS AND ALLIED PRODUCTS	14,208,206

COAL MINING - 0.10%
581		Arch Coal, Inc	20,649
920		Consol Energy, Inc	37,766
758		Massey Energy Co	26,492
680		Peabody Energy Corp	55,019

		TOTAL COAL MINING	139,926

COMMUNICATIONS - 4.84%
300	*	AirGate PCS, Inc	10,680
676	*	Alamosa Holdings, Inc	8,430
3,461		Alltel Corp	203,368
2,413	*	American Tower Corp (Class A)	44,399
8,760		AT&T Corp	166,966
4,262	*	Avaya, Inc	73,306
100	*	Beasley Broadcast Group, Inc (Class A)	1,753
19,555		BellSouth Corp	543,433
168	*	Boston Communications Group	1,552
1,830	*	Cablevision Systems Corp (Class A)	45,567
100	*	Centennial Communications Corp	793
1,520		CenturyTel, Inc	53,914
3,210	*	Charter Communications, Inc (Class A)	7,190
2,305	*	Cincinnati Bell, Inc	9,566
575	*	Citadel Broadcasting Corp	9,304
5,245		Clear Channel Communications, Inc	175,655
15,650	*	Comcast Corp (Class A)	520,832
7,459	*	Comcast Corp (Special Class A)	244,954
230	*	Commonwealth Telephone Enterprises, Inc	11,422
300	*	Cox Radio, Inc (Class A)	4,944
1,946	*	Crown Castle International Corp	32,381
200	*	Crown Media Holdings, Inc (Class A)	1,720
185		CT Communications, Inc	2,276
671	*	Cumulus Media, Inc (Class A)	10,119
135		D&E Communications, Inc	1,627
6,894	*	DIRECTV Group, Inc	115,406
1,170	*	Dobson Communications Corp (Class A)	2,012
2,421		EchoStar Communications Corp (Class A)	80,474
521	*	Emmis Communications Corp (Class A)	9,998
521	*	Entercom Communications Corp	18,699
390	*	Entravision Communications Corp (Class A)	3,257
52	*	Fisher Communications, Inc	2,542
1,129	*	Foundry Networks, Inc	14,858
1,889	*	Fox Entertainment Group, Inc (Class A)	59,050
464	*	General Communication, Inc (Class A)	5,123
260		Global Payments, Inc	15,220
100		Golden Telecom, Inc	2,642

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
420		Gray Television, Inc	$6,510
327		Hearst-Argyle Television, Inc	8,626
3,617	*	IAC/InterActiveCorp	99,902
400	*	IDT Corp	5,872
200	*	IDT Corp (Class B)	3,096
400	*	Infonet Services Corp (Class B)	808
500	*	Insight Communications Co, Inc	4,635
2,514	*	Internap Network Services Corp	2,338
400		Iowa Telecommunications Services, Inc	8,628
200	*	j2 Global Communications, Inc	6,900
7,220	*	Level 3 Communications, Inc	24,476
200		Liberty Corp	8,792
1,722	*	Liberty Media International, Inc	79,608
281	*	Lin TV Corp (Class A)	5,367
100	*	Lodgenet Entertainment Corp	1,769
3,254	*	Lucent Technologies Inc Wts 12/10/07	5,141
45,615	*	Lucent Technologies, Inc	171,512
173	*	Mastec, Inc	1,749
4,194	fv*	McLeod (Escrow)	—
245	*	McLeodUSA, Inc (Class A)	176
493	*	Mediacom Communications Corp	3,081
200	*	Net2Phone, Inc	680
300	*	Nexstar Broadcasting Group, Inc	2,766
10,865	*	Nextel Communications, Inc (Class A)	325,950
1,303	*	Nextel Partners, Inc (Class A)	25,461
606	*	NII Holdings, Inc (Class B)	28,755
158		North Pittsburgh Systems, Inc	3,907
596	*	Novatel Wireless, Inc	11,550
755	*	NTL, Inc	55,085
300	*	Paxson Communications Corp	414
420	*	Price Communications Corp	7,808
517	*	Primus Telecommunications Group	1,644
434	*	PTEK Holdings, Inc	4,648
15,727	*	Qwest Communications International, Inc	69,828
400	*	Radio One, Inc (Class A)	6,440
400	*	Radio One, Inc (Class D)	6,448
400	b*	RCN Corp	8
400	*	Regent Communications, Inc	2,120
125	*	Saga Communications, Inc (Class A)	2,106
87	*	Salem Communications Corp (Class A)	2,171
35,467		SBC Communications, Inc	913,985
58		Shenandoah Telecom Co	1,737
383		Sinclair Broadcast Group, Inc (Class A)	3,527
300	*	Spanish Broadcasting System, Inc (Class A)	3,168
416	*	Spectrasite, Inc	24,086
15,088		Sprint Corp	374,937
122		SureWest Communications	3,459
211	*	Talk America Holdings, Inc	1,397
514		Telephone & Data Systems, Inc	39,552
3,191	*	Terremark Worldwide, Inc	2,042
1,400	*	Time Warner Telecom, Inc (Class A)	6,104
932	*	Tivo, Inc	5,471
179	*	Triton PCS Holdings, Inc (Class A)	612
300	*	U.S. Cellular Corp	13,428

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
748	*	Ubiquitel, Inc	$5,326
3,694	*	UnitedGlobalcom, Inc (Class A)	35,684
2,612	*	Univision Communications, Inc (Class A)	76,453
250	*	USA Mobility, Inc	8,827
29,650		Verizon Communications, Inc	1,201,121
16,089		Viacom, Inc (Class B)	585,479
174	*	West Corp	5,761
800	*	Western Wireless Corp (Class A)	23,440
1,081	*	Wireless Facilities, Inc	10,205
1,720	*	XM Satellite Radio Holdings, Inc	64,706
100	*	Young Broadcasting, Inc (Class A)	1,056

		TOTAL COMMUNICATIONS	6,933,770

DEPOSITORY INSTITUTIONS - 10.01%
110		1st Source Corp	2,806
90		ABC Bancorp	1,890
96	*	ACE Cash Express, Inc	2,847
107	*	AmericanWest Bancorp	2,167
3,835		AmSouth Bancorp	99,327
200		Anchor Bancorp Wisconsin, Inc	5,830
134		Arrow Financial Corp	4,154
1,407		Associated Banc-Corp	46,726
876		Astoria Financial Corp	35,014
100		Bancfirst Corp	7,898
823		Bancorpsouth, Inc	20,057
838		Bank Mutual Corp	10,198
43,584		Bank of America Corp	2,048,012
125		Bank of Granite Corp	2,613
600		Bank of Hawaii Corp	30,444
8,344		Bank of New York Co, Inc	278,856
102		Bank of The Ozarks, Inc	3,471
452		BankAtlantic Bancorp, Inc (Class A)	8,995
1,820		Banknorth Group, Inc	66,612
500	*	BankUnited Financial Corp (Class A)	15,975
79		Banner Corp	2,464
6,095		BB&T Corp	256,295
57		Berkshire Hills Bancorp, Inc	2,118
112	*	BOK Financial Corp	5,461
287		Boston Private Financial Holdings, Inc	8,085
68		Bryn Mawr Bank Corp	1,495
74		Camden National Corp	2,916
81		Capital City Bank Group, Inc	3,386
52		Capital Corp of the West	2,444
232		Capitol Federal Financial	8,352
142		Cascade Bancorp	2,871
418		Cathay General Bancorp	15,675
81	*	Central Coast Bancorp	1,870
311		Central Pacific Financial Corp	11,249
36		Charter Financial Corp	1,579
223		Chemical Financial Corp	9,571
453		Chittenden Corp	13,015
55,357		Citigroup, Inc	2,667,100
400		Citizens Banking Corp	13,740
83		Citizens First Bancorp, Inc	2,007

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
81		City Bank	$2,928
155		City Holding Co	5,617
400		City National Corp	28,260
110		Coastal Financial Corp	2,108
150		CoBiz, Inc	3,045
1,280		Colonial Bancgroup, Inc	27,174
53		Columbia Bancorp	1,812
110		Columbia Banking System, Inc	2,749
1,837		Comerica, Inc	112,094
710		Commerce Bancorp, Inc	45,724
680		Commerce Bancshares, Inc	34,156
338		Commercial Capital Bancorp, Inc	7,835
400		Commercial Federal Corp	11,884
400		Community Bank System, Inc	11,300
139		Community Trust Bancorp, Inc	4,498
1,357		Compass Bancshares, Inc	66,045
200		Corus Bankshares, Inc	9,602
600		Cullen/Frost Bankers, Inc	29,160
359		CVB Financial Corp	9,535
309		Dime Community Bancshares	5,534
197		Downey Financial Corp	11,229
492		East West Bancorp, Inc	20,644
331	*	Euronet Worldwide, Inc	8,613
100		Farmers Capital Bank Corp	4,120
117		Fidelity Bankshares, Inc	5,003
5,132		Fifth Third Bancorp	242,641
100		Financial Institutions, Inc	2,325
100		First Bancorp (North Carolina)	2,717
366		First Bancorp (Puerto Rico)	23,245
150		First Busey Corp (Class A)	3,131
300		First Charter Corp	7,851
55		First Citizens Bancshares, Inc (Class A)	8,154
500		First Commonwealth Financial Corp	7,695
130		First Community Bancorp	5,551
72		First Community Bancshares, Inc	2,598
315		First Financial Bancorp	5,513
142		First Financial Bankshares, Inc	6,363
188		First Financial Corp (Indiana)	6,586
133		First Financial Holdings, Inc	4,354
1,347		First Horizon National Corp	58,069
415		First Merchants Corp	11,745
445		First Midwest Bancorp, Inc	16,149
508		First National Bankshares of Florida, Inc	12,141
58		First Oak Brook Bancshares, Inc	1,880
36		First of Long Island Corp	1,816
110		First Republic Bank	5,830
78		First State Bancorp	2,867
158	*	FirstFed Financial Corp	8,195
953		FirstMerit Corp	27,151
485		Flagstar Bancorp, Inc	10,961
150		Flushing Financial Corp	3,009
358		FNB Corp	7,289
53		FNB Corp (Virginia)	1,503
148		Frontier Financial Corp	5,714

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
1,477		Fulton Financial Corp	$34,429
58		GB&T Bancshares, Inc	1,399
235		Glacier Bancorp, Inc	7,999
400		Gold Banc Corp, Inc	5,848
2,706		Golden West Financial Corp	166,203
104		Great Southern Bancorp, Inc	3,640
246		Hancock Holding Co	8,231
192		Hanmi Financial Corp	6,900
200		Harbor Florida Bancshares, Inc	6,922
275		Harleysville National Corp	7,315
1,717		Hibernia Corp (Class A)	50,669
112		Horizon Financial Corp	2,305
701		Hudson City Bancorp, Inc	25,811
320		Hudson River Bancorp, Inc	6,333
543		Hudson United Bancorp	21,383
2,410		Huntington Bancshares, Inc	59,720
100		IberiaBank Corp	6,636
100		Independent Bank Corp (Massachusetts)	3,375
152		Independent Bank Corp (Michigan)	4,534
657		IndyMac Bancorp, Inc	22,634
161		Integra Bank Corp	3,721
78		Interchange Financial Services Corp	2,022
331		International Bancshares Corp	13,035
400		Irwin Financial Corp	11,356
42	*	Itla Capital Corp	2,469
37,986		JPMorgan Chase & Co	1,481,834
4,606		KeyCorp	156,143
247		KNBT Bancorp, Inc	4,174
115		Lakeland Bancorp, Inc	2,018
46		Lakeland Financial Corp	1,826
888		M & T Bank Corp	95,762
67		Macatawa Bank Corp	2,163
445		MAF Bancorp, Inc	19,945
141		Main Street Banks, Inc	4,925
86		MainSource Financial Group, Inc	2,054
2,395		Marshall & Ilsley Corp	105,859
150		MB Financial, Inc	6,323
200		MBT Financial Corp	4,654
4,558		Mellon Financial Corp	141,799
53		Mercantile Bank Corp	2,094
868		Mercantile Bankshares Corp	45,310
200		Mid-State Bancshares	5,730
85		Midwest Banc Holdings, Inc	1,859
186		Nara Bancorp, Inc	3,956
6,511		National City Corp	244,488
285		National Penn Bancshares, Inc	7,895
64		NBC Capital Corp	1,700
274		NBT Bancorp, Inc	7,047
505		NetBank, Inc	5,257
2,702		New York Community Bancorp, Inc	55,580
954		NewAlliance Bancshares, Inc	14,596
4,776		North Fork Bancorp, Inc	137,788
2,103		Northern Trust Corp	102,164
200		Northwest Bancorp, Inc	5,018

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
35		Oak Hill Financial, Inc	$1,358
150		OceanFirst Financial Corp	3,698
300	*	Ocwen Financial Corp	2,868
638		Old National Bancorp	16,499
194		Old Second Bancorp, Inc	6,185
100		Omega Financial Corp	3,428
428		Pacific Capital Bancorp	14,548
165		Park National Corp	22,358
206		Partners Trust Financial Group, Inc	2,400
64		Peapack Gladstone Financial Corp	2,019
90		Pennfed Financial Services, Inc	1,447
69		Pennrock Financial Services Corp	2,685
75		Peoples Bancorp, Inc	2,057
410		People’s Bank	15,945
130		Peoples Holding Co	4,303
140		PFF Bancorp, Inc	6,486
3,059		PNC Financial Services Group, Inc	175,709
421		Provident Bancorp, Inc	5,553
283		Provident Bankshares Corp	10,293
54		Provident Financial Holdings	1,558
854		Provident Financial Services, Inc	16,542
289		R & G Financial Corp (Class B)	11,236
5,025		Regions Financial Corp	178,840
105		Republic Bancorp, Inc (Class A) (Kentucky)	2,698
629		Republic Bancorp, Inc (Michigan)	9,611
100	*	Riggs National Corp	2,126
45		Royal Bancshares of Pennsylvania (Class A)	1,216
300		S & T Bancorp, Inc	11,307
200		S.Y. Bancorp, Inc	4,820
121		Santander Bancorp	3,649
72		SCBT Financial Corp	2,417
102		Seacoast Banking Corp of Florida	2,270
400	*	Silicon Valley Bancshares	17,928
108		Simmons First National Corp (Class A)	3,127
1,267		Sky Financial Group, Inc	36,325
200		Smithtown Bancorp, Inc	6,350
700		South Financial Group, Inc	22,771
99		Southside Bancshares, Inc	2,262
668		Southwest Bancorp of Texas, Inc	15,558
94		Southwest Bancorp, Inc	2,301
3,440		Sovereign Bancorp, Inc	77,572
73		State Bancorp, Inc	2,008
54		State Financial Services Corp (Class A)	1,625
3,709		State Street Corp	182,186
114		Sterling Bancorp	3,221
400		Sterling Bancshares, Inc	5,708
256		Sterling Financial Corp (Pennsylvania)	7,340
171	*	Sterling Financial Corp (Spokane)	6,713
3,569		SunTrust Banks, Inc	263,678
3,316		Synovus Financial Corp	94,771
1,546		TCF Financial Corp	49,688
300	*	Texas Capital Bancshares, Inc	6,486
436		Texas Regional Bancshares, Inc (Class A)	14,248
238		TierOne Corp	5,914

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
92		Trico Bancshares	$2,153
626		Trustco Bank Corp NY	8,633
491		Trustmark Corp	15,255
20,197		U.S. Bancorp	632,570
120		U.S.B. Holding Co, Inc	2,988
470		UCBH Holdings, Inc	21,535
186		UMB Financial Corp	10,539
395		Umpqua Holdings Corp	9,958
69		Union Bankshares Corp	2,652
754		UnionBanCal Corp	48,618
337		United Bankshares, Inc	12,856
228		United Community Banks, Inc	6,140
400		United Community Financial Corp	4,480
81		Univest Corp of Pennsylvania	3,728
232		Unizan Financial Corp	6,113
1,119		Valley National Bancorp	30,940
62	*	Virginia Commerce Bancorp	1,756
67		Virginia Financial Group, Inc	2,456
778		W Holding Co, Inc	17,847
17,300		Wachovia Corp	909,980
945		Washington Federal, Inc	25,080
138		Washington Trust Bancorp, Inc	4,045
629		Webster Financial Corp	31,852
18,072		Wells Fargo & Co	1,123,175
200		Wesbanco, Inc	6,394
177		West Bancorporation	3,117
200		West Coast Bancorp	5,082
330		Westamerica Bancorp	19,242
54	*	Western Sierra Bancorp	2,071
500		Whitney Holding Corp	22,495
800		Wilmington Trust Corp	28,920
189		Wintrust Financial Corp	10,765
100		WSFS Financial Corp	6,032
54		Yardville National Bancorp	1,850
944		Zions Bancorp	64,220

		TOTAL DEPOSITORY INSTITUTIONS	14,335,593

EATING AND DRINKING PLACES - 0.73%
929		Applebee’s International, Inc	24,572
1,034		Aramark Corp (Class B)	27,411
113	*	BJ’s Restaurants, Inc	1,582
300		Bob Evans Farms, Inc	7,842
1,025	*	Brinker International, Inc	35,947
175	*	California Pizza Kitchen, Inc	4,025
600		CBRL Group, Inc	25,110
343	*	CEC Entertainment, Inc	13,710
467	*	CKE Restaurants, Inc	6,776
1,830		Darden Restaurants, Inc	50,764
101	*	Dave & Buster’s, Inc	2,040
400		Domino’s Pizza, Inc	7,120
182		IHOP Corp	7,624
339	*	Jack In The Box, Inc	12,499
587	*	Krispy Kreme Doughnuts, Inc	7,396
273		Landry’s Restaurants, Inc	7,933

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
176		Lone Star Steakhouse & Saloon, Inc	$4,928
13,593		McDonald’s Corp	435,792
300	*	O’Charley’s, Inc	5,865
752		Outback Steakhouse, Inc	34,427
215	*	P.F. Chang’s China Bistro, Inc	12,115
100	*	Papa John’s International, Inc	3,444
361	*	Rare Hospitality International, Inc	11,501
92	*	Red Robin Gourmet Burgers, Inc	4,919
661		Ruby Tuesday, Inc	17,239
450	*	Ryan’s Restaurant Group, Inc	6,939
702	*	Sonic Corp	21,411
844	*	The Cheesecake Factory, Inc	27,405
400	*	The Steak N Shake Co	8,032
100		Triarc Cos (Class A)	1,300
200		Triarc Cos (Class B)	2,452
1,341		Wendy’s International, Inc	52,648
3,127		Yum! Brands, Inc	147,532

		TOTAL EATING AND DRINKING PLACES	1,040,300

EDUCATIONAL SERVICES - 0.21%
1,660	*	Apollo Group, Inc (Class A)	133,979
1,036	*	Career Education Corp	41,440
942	*	Corinthian Colleges, Inc	17,752
587	*	DeVry, Inc	10,190
778	*	Education Management Corp	25,682
490	*	ITT Educational Services, Inc	23,299
377	*	Laureate Education, Inc	16,622
100	*	Learning Tree International, Inc	1,340
147	*	Princeton Review, Inc	904
168		Strayer Education, Inc	18,445
150	*	Universal Technical Institute, Inc	5,718

		TOTAL EDUCATIONAL SERVICES	295,371

ELECTRIC, GAS, AND SANITARY SERVICES - 3.70%
6,775	*	AES Corp	92,614
700		AGL Resources, Inc	23,268
1,221	*	Allegheny Energy, Inc	24,066
338		Allete, Inc	12,422
1,200		Alliant Energy Corp	34,320
2,872	*	Allied Waste Industries, Inc	26,652
2,193		Ameren Corp	109,957
4,294		American Electric Power Co, Inc	147,456
150		American States Water Co	3,900
1,133		Aqua America, Inc	27,860
1,797	*	Aquila, Inc	6,631
756		Atmos Energy Corp	20,677
400		Avista Corp	7,068
446		Black Hills Corp	13,683
148		California Water Service Group	5,572
4,712	*	Calpine Corp	18,565
100		Cascade Natural Gas Corp	2,120
100	*	Casella Waste Systems, Inc (Class A)	1,464
3,172		Centerpoint Energy, Inc	35,844

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
86		Central Vermont Public Service Corp	$2,000
250		CH Energy Group, Inc	12,013
2,036		Cinergy Corp	84,759
3,456		Citizens Communications Co	47,658
400		Cleco Corp	8,104
1,655	*	CMS Energy Corp	17,295
100		Connecticut Water Service, Inc	2,649
2,629		Consolidated Edison, Inc	115,019
1,900		Constellation Energy Group, Inc	83,049
3,451		Dominion Resources, Inc	233,771
1,483		DPL, Inc	37,238
1,961		DTE Energy Co	84,578
9,888		Duke Energy Corp	250,463
900		Duquesne Light Holdings, Inc	16,965
2,994	*	Dynegy, Inc (Class A)	13,832
3,413		Edison International	109,318
7,051		El Paso Corp	73,330
400	*	El Paso Electric Co	7,576
239		Empire District Electric Co	5,421
359		Energen Corp	21,163
1,611		Energy East Corp	42,981
57		EnergySouth, Inc	1,598
2,496		Entergy Corp	168,705
700		Equitable Resources, Inc	42,462
7,052		Exelon Corp	310,782
3,673		FirstEnergy Corp	145,120
1,966		FPL Group, Inc	146,959
700		Great Plains Energy, Inc	21,196
966		Hawaiian Electric Industries, Inc	28,159
345		Idacorp, Inc	10,547
1,600		KeySpan Corp	63,120
1,044		Kinder Morgan, Inc	76,348
200		Laclede Group, Inc	6,230
1,187		MDU Resources Group, Inc	31,669
187		MGE Energy, Inc	6,738
93		Middlesex Water Co	1,761
860		National Fuel Gas Co	24,372
300		New Jersey Resources Corp	13,002
431		Nicor, Inc	15,921
2,915		NiSource, Inc	66,404
1,492		Northeast Utilities	28,124
233		Northwest Natural Gas Co	7,861
834	*	NRG Energy, Inc	30,066
552		NSTAR	29,963
983		OGE Energy Corp	26,059
1,000		Oneok, Inc	28,420
300		Otter Tail Corp	7,659
426		Peoples Energy Corp	18,723
1,900		Pepco Holdings, Inc	40,508
4,286	*	PG&E Corp	142,638
888		Piedmont Natural Gas Co, Inc	20,637
986		Pinnacle West Capital Corp	43,788
553		PNM Resources, Inc	13,985
1,884		PPL Corp	100,379

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
2,586		Progress Energy, Inc	$116,991
600	v*	Progress Energy, Inc (Cvo)	6
2,545		Public Service Enterprise Group, Inc	131,755
1,170		Puget Energy, Inc	28,899
945		Questar Corp	48,157
3,026	*	Reliant Resources, Inc	41,305
1,893		Republic Services, Inc	63,491
115		Resource America, Inc (Class A)	3,737
1,138		SCANA Corp	44,837
2,300		Sempra Energy	84,364
900	*	Sierra Pacific Resources	9,450
69		SJW Corp	2,511
130		South Jersey Industries, Inc	6,833
8,096		Southern Co	271,378
660	*	Southern Union Co	15,827
300		Southwest Gas Corp	7,620
123		Southwest Water Co	1,666
636	*	Stericycle, Inc	29,224
2,003		TECO Energy, Inc	30,726
3,235		TXU Corp	208,851
581		UGI Corp	23,769
100		UIL Holdings Corp	5,130
270		Unisource Energy Corp	6,510
807		Vectren Corp	21,628
450	*	Waste Connections, Inc	15,412
6,254		Waste Management, Inc	187,245
1,015		Westar Energy, Inc	23,213
523		Western Gas Resources, Inc	15,298
446		WGL Holdings, Inc	13,755
5,635		Williams Cos, Inc	91,794
1,298		Wisconsin Energy Corp	43,756
400		WPS Resources Corp	19,984
4,263		Xcel Energy, Inc	77,587

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,295,933

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.75%
200	*	Actel Corp	3,508
632		Adtran, Inc	12,096
218	*	Advanced Energy Industries, Inc	1,990
3,955	*	Advanced Micro Devices, Inc	87,089
950	*	Aeroflex, Inc	11,514
4,644	*	Agere Systems, Inc (Class A)	6,362
12,506	*	Agere Systems, Inc (Class B)	16,883
200	*	Alliance Semiconductor Corp	740
4,042	*	Altera Corp	83,669
1,773		American Power Conversion Corp	37,942
259	*	American Superconductor Corp	3,857
800		Ametek, Inc	28,536
332	*	AMIS Holdings, Inc	5,485
1,105	*	Amkor Technology, Inc	7,381
680	*	Amphenol Corp (Class A)	24,983
3,968		Analog Devices, Inc	146,499
200	*	Anaren Microwave, Inc	2,592
1,201	*	Applica, Inc	7,266

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
3,565	*	Applied Micro Circuits Corp	$15,009
92		Applied Signal Technology, Inc	3,243
900	*	Arris Group, Inc	6,336
300	*	Artesyn Technologies, Inc	3,390
4,854	*	Atmel Corp	19,028
282	*	ATMI, Inc	6,353
608	*	Avanex Corp	2,012
484		AVX Corp	6,098
259		Baldor Electric Co	7,130
100		Bel Fuse, Inc (Class B)	3,379
500	*	Benchmark Electronics, Inc	17,050
2,642	*	Broadcom Corp (Class A)	85,284
412	*	Broadwing Corp	3,753
200		C&D Technologies, Inc	3,408
224	*	California Micro Devices Corp	1,588
885	*	Capstone Turbine Corp	1,620
213	*	Carrier Access Corp	2,275
300	*	C-COR, Inc	2,790
311	*	Ceradyne, Inc	17,792
300	*	Checkpoint Systems, Inc	5,415
5,973	*	CIENA Corp	19,950
120	*	Comtech Telecommunications	4,513
2,010	*	Comverse Technology, Inc	49,145
5,030	*	Conexant Systems, Inc	10,010
900	*	Cree, Inc	36,072
300		CTS Corp	3,987
100		Cubic Corp	2,517
1,312	*	Cypress Semiconductor Corp	15,390
179	*	Digital Theater Systems, Inc	3,603
66	*	Diodes, Inc	1,494
273	*	Ditech Communications Corp	4,081
289	*	DSP Group, Inc	6,453
100	*	Dupont Photomasks, Inc	2,641
2,008	*	Eagle Broadband, Inc	1,325
300	*	Electro Scientific Industries, Inc	5,928
4,531		Emerson Electric Co	317,623
96	*	EMS Technologies, Inc	1,596
940	*	Energizer Holdings, Inc	46,709
178	*	Energy Conversion Devices, Inc	3,439
494	*	Entegris, Inc	4,915
300	*	ESS Technology, Inc	2,133
600	*	Exar Corp	8,514
1,414	*	Fairchild Semiconductor International, Inc	22,992
1,100	*	Finisar Corp	2,508
128		Franklin Electric Co, Inc	5,409
352	*	Freescale Semiconductor, Inc	6,273
4,013	*	Freescale Semiconductor, Inc (Class B)	73,679
300	*	FuelCell Energy, Inc	2,970
3,003	*	Gemstar-TV Guide International, Inc	17,778
113,078	d	General Electric Co	4,127,347
280	*	Genesis Microchip, Inc	4,542
100	*	Genlyte Group, Inc	8,568
1,200	*	GrafTech International Ltd	11,352
626		Harman International Industries, Inc	79,502

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
508	*	Harmonic, Inc	$4,237
764		Harris Corp	47,208
275		Helix Technology Corp	4,782
600	*	Hexcel Corp	8,700
649		Hubbell, Inc (Class B)	33,943
378	*	Hutchinson Technology, Inc	13,067
879	*	Integrated Circuit Systems, Inc	18,389
1,000	*	Integrated Device Technology, Inc	11,560
200	*	Integrated Silicon Solution, Inc	1,640
69,216		Intel Corp	1,618,962
500	*	Interdigital Communications Corp	11,050
735	*	International Rectifier Corp	32,759
1,490		Intersil Corp (Class A)	24,943
200		Inter-Tel, Inc	5,476
359	*	InterVoice, Inc	4,793
100	*	IXYS Corp	1,032
1,812	*	Jabil Circuit, Inc	46,351
15,063	*	JDS Uniphase Corp	47,750
789	*	Kemet Corp	7,062
731	*	Kopin Corp	2,829
1,092		L-3 Communications Holdings, Inc	79,978
77	*	LaserCard Corp	808
800	*	Lattice Semiconductor Corp	4,560
100	*	Lifeline Systems, Inc	2,576
3,357		Linear Technology Corp	130,117
200	*	Littelfuse, Inc	6,832
131		LSI Industries, Inc	1,500
4,112	*	LSI Logic Corp	22,534
593	*	Mattson Technology, Inc	6,677
3,470		Maxim Integrated Products, Inc	147,093
894		Maytag Corp	18,863
1,045	*	McData Corp (Class A)	6,228
169	*	Medis Technologies Ltd	3,101
667	*	MEMC Electronic Materials, Inc	8,838
223	*	Mercury Computer Systems, Inc	6,619
300		Methode Electronics, Inc	3,855
64	*	Metrologic Instruments, Inc	1,360
560	*	Micrel, Inc	6,171
2,370		Microchip Technology, Inc	63,184
6,147	*	Micron Technology, Inc	75,915
600	*	Microsemi Corp	10,416
1,000	*	Microtune, Inc	6,110
700	*	Microvision, Inc	4,900
436	*	MIPS Technologies, Inc	4,295
1,200	*	Mobility Electronics, Inc	10,296
1,511		Molex, Inc	45,330
164	*	Monolithic System Technology, Inc	1,022
240	*	Moog, Inc (Class A)	10,884
25,351		Motorola, Inc	436,037
1,045	*	MRV Communications, Inc	3,835
338	*	Mykrolis Corp	4,789
43		National Presto Industries, Inc	1,957
3,896		National Semiconductor Corp	69,933
494	*	NMS Communications Corp	3,117

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
1,615	*	Novellus Systems, Inc	$45,042
1,666	*	Nvidia Corp	39,251
734	*	Omnivision Technologies, Inc	13,469
1,279	*	ON Semiconductor Corp	5,807
513	*	Openwave Systems, Inc	7,931
865	*	Oplink Communications, Inc	1,704
136	*	OSI Systems, Inc	3,089
1,900	*	Paradyne Networks, Inc	6,821
157		Park Electrochemical Corp	3,404
200	*	Pericom Semiconductor Corp	1,886
300	*	Photronics, Inc	4,950
363	*	Pixelworks, Inc	4,116
472		Plantronics, Inc	19,574
400	*	Plexus Corp	5,204
515	*	Plug Power, Inc	3,147
210	*	PLX Technology, Inc	2,184
1,900	*	PMC-Sierra, Inc	21,375
1,220	*	Polycom, Inc	28,450
61	*	Powell Industries, Inc	1,128
270	*	Power Integrations, Inc	5,341
500	*	Power-One, Inc	4,460
1,294	*	Powerwave Technologies, Inc	10,973
998	*	QLogic Corp	36,657
17,390		Qualcomm, Inc	737,336
922	*	Rambus, Inc	21,206
138		Raven Industries, Inc	2,941
294	*	Rayovac Corp	8,985
200		Regal-Beloit Corp	5,720
535	*	Remec, Inc	3,857
1,976	*	RF Micro Devices, Inc	13,516
1,921		Rockwell Collins, Inc	75,764
200	*	Rogers Corp	8,620
5,316	*	Sanmina-SCI Corp	45,026
456	*	SBA Communications Corp	4,232
100	*	SBS Technologies, Inc	1,396
1,753		Scientific-Atlanta, Inc	57,867
200	*	Seachange International, Inc	3,488
733	*	Semtech Corp	16,031
383	*	Sigmatel, Inc	13,608
731	*	Silicon Image, Inc	12,032
392	*	Silicon Laboratories, Inc	13,841
700	*	Silicon Storage Technology, Inc	4,165
53	*	Siliconix, Inc	1,934
1,000	*	Sipex Corp	4,680
13,138	*	Sirius Satellite Radio, Inc	100,506
1,472	*	Skyworks Solutions, Inc	13,881
153		Smith (A.O.) Corp	4,581
800	*	Spatialight, Inc	7,160
100		Spectralink Corp	1,418
500	*	Standard Microsystems Corp	8,915
100	*	Stoneridge, Inc	1,513
700	*	Stratex Networks, Inc	1,582
100	*	Supertex, Inc	2,170
1,936	*	Sycamore Networks, Inc	7,860

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
396	*	Symmetricom, Inc	$3,845
172	*	Synaptics, Inc	5,260
500	*	Technitrol, Inc	9,100
400	*	Tekelec	8,176
5,285	*	Tellabs, Inc	45,398
500	*	Terayon Communication Systems, Inc	1,355
187	*	Tessera Technologies, Inc	6,958
18,503		Texas Instruments, Inc	455,544
625	*	Thomas & Betts Corp	19,219
1,200	*	Transmeta Corp	1,956
199	*	Trident Microsystems, Inc	3,327
1,402	*	Triquint Semiconductor, Inc	6,239
433	*	TTM Technologies, Inc	5,109
100	*	Ulticom, Inc	1,603
149	*	Ultralife Batteries, Inc	2,898
100	*	Universal Display Corp	900
100	*	Universal Electronics, Inc	1,760
1,002	*	Utstarcom, Inc	22,194
521	*	Valence Technology, Inc	1,620
418	*	Varian Semiconductor Equipment Associates, Inc	15,403
944	*	Verso Technologies, Inc	680
2	*	Vialta, Inc	—
219	*	Viasat, Inc	5,315
200		Vicor Corp	2,622
1,766	*	Vishay Intertechnology, Inc	26,525
2,600	*	Vitesse Semiconductor Corp	9,178
466	*	Westell Technologies, Inc	3,169
734		Whirlpool Corp	50,800
269	*	Wilson Greatbatch Technologies, Inc	6,031
100		Woodhead Industries, Inc	1,603
3,866		Xilinx, Inc	114,627
255	*	Zhone Technologies, Inc	660

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	11,093,434

ENGINEERING AND MANAGEMENT SERVICES - 0.92%
200	*	Accelrys, Inc	1,560
188	*	Advisory Board Co	6,933
603	*	Affymetrix, Inc	22,040
478	*	Answerthink, Inc	2,227
300	*	Antigenics, Inc	3,036
758	*	Applera Corp (Celera Genomics Group)	10,423
556	*	Ariad Pharmaceuticals, Inc	4,131
545	*	Axonyx, Inc	3,379
1,700	*	BearingPoint, Inc	13,651
1,894	*	Celgene Corp	50,248
854	*	Century Business Services, Inc	3,723
67	*	Charles River Associates, Inc	3,134
226	*	Ciphergen Biosystems, Inc	972
120	*	Cornell Cos, Inc	1,822
392		Corporate Executive Board Co	26,240
407	*	Corrections Corp of America	16,463
667	*	Covance, Inc	25,846
360	*	CuraGen Corp	2,578
300	*	CV Therapeutics, Inc	6,900

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
328	*	Decode Genetics, Inc	$2,562
300	*	DiamondCluster International, Inc	4,299
571	*	Digitas, Inc	5,453
188	*	Diversa Corp	1,643
278	*	Dyax Corp	2,007
423	*	eResearch Technology, Inc	6,705
753	*	Exelixis, Inc	7,154
841		Fluor Corp	45,843
100	*	Forrester Research, Inc	1,794
452	*	FTI Consulting, Inc	9,524
739	*	Gartner, Inc (Class A)	9,208
91	*	Gartner, Inc (Class B)	1,118
100	*	Genencor International, Inc	1,640
594	*	Gen-Probe, Inc	26,855
4,608		Halliburton Co	180,818
410	*	Hewitt Associates, Inc	13,124
755	*	Incyte Corp	7,542
598	*	Jacobs Engineering Group, Inc	28,578
230	*	Keryx Biopharmaceuticals, Inc	2,661
100	*	Kosan Biosciences, Inc	693
84		Landauer, Inc	3,839
139	*	LECG Corp	2,592
673	*	Lexicon Genetics, Inc	5,219
302	*	Lifecell Corp	3,086
182	*	Luminex Corp	1,616
301	*	Maxim Pharmaceuticals, Inc	909
141	*	MAXIMUS, Inc	4,388
317	*	Maxygen, Inc	4,054
2,998		Monsanto Co	166,539
1,400		Moody’s Corp	121,590
60	*	MTC Technologies, Inc	2,014
284	*	Myriad Genetics, Inc	6,393
440	*	Navigant Consulting, Inc	11,704
595	*	Neopharm, Inc	7,443
645	*	Oscient Pharmaceuticals Corp	2,354
270	*	Parexel International Corp	5,481
3,813		Paychex, Inc	129,947
300	*	Per-Se Technologies, Inc	4,749
600	*	Pharmaceutical Product Development, Inc	24,774
935	*	Pharmos Corp	1,328
300	*	PRG-Schultz International, Inc	1,509
834		Quest Diagnostics, Inc	79,689
245	*	Regeneration Technologies, Inc	2,568
360	*	Regeneron Pharmaceuticals, Inc	3,316
207	*	Resources Connection, Inc	11,242
100	*	Seattle Genetics, Inc	653
3,376		Servicemaster Co	46,555
282	*	SFBC International, Inc	11,139
160	*	Sourcecorp	3,058
299	*	Symyx Technologies, Inc	8,994
100	*	Tejon Ranch Co	4,080
510	*	Telik, Inc	9,761
677	*	Tetra Tech, Inc	11,333
277	*	Transkaryotic Therapies, Inc	7,033

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
124	*	TRC Cos, Inc	$2,108
148	*	Trimeris, Inc	2,097
300	*	URS Corp	9,630
196	*	Ventiv Health, Inc	3,983
263	*	Washington Group International, Inc	10,849
392		Watson Wyatt & Co Holdings	10,564

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,314,707

FABRICATED METAL PRODUCTS - 0.73%
437	*	Alliant Techsystems, Inc	28,571
1,244		Ball Corp	54,711
100		CIRCOR International, Inc	2,316
309		Commercial Metals Co	15,623
593		Crane Co	17,102
1,891	*	Crown Holdings, Inc	25,982
2,492		Danaher Corp	143,066
65	*	Drew Industries, Inc	2,351
1,637		Fortune Brands, Inc	126,344
220	*	Griffon Corp	5,940
100		Gulf Island Fabrication, Inc	2,183
468		Harsco Corp	26,086
2,902		Illinois Tool Works, Inc	268,957
259	*	Intermagnetics General Corp	6,581
792	*	Jacuzzi Brands, Inc	6,890
4,700		Masco Corp	171,691
100	*	Mobile Mini, Inc	3,304
200	*	NCI Building Systems, Inc	7,500
672	*	Shaw Group, Inc	11,995
100		Silgan Holdings, Inc	6,096
400		Simpson Manufacturing Co, Inc	13,960
657		Snap-On, Inc	22,575
729		Stanley Works	35,714
200		Sturm Ruger & Co, Inc	1,806
512	*	Taser International, Inc	16,174
700	*	Tower Automotive, Inc	1,673
154		Valmont Industries, Inc	3,867
300	*	Water Pik Technologies, Inc	5,319
255		Watts Water Technologies, Inc (Class A)	8,221

		TOTAL FABRICATED METAL PRODUCTS	1,042,598

FOOD AND KINDRED PRODUCTS - 2.97%
200		American Italian Pasta Co (Class A)	4,650
8,575		Anheuser-Busch Cos, Inc	435,010
6,113		Archer Daniels Midland Co	136,381
100	*	Boston Beer Co, Inc (Class A)	2,127
600		Cal-Maine Foods, Inc	7,254
2,663		Campbell Soup Co	79,597
77		Coca-Cola Bottling Co Consolidated	4,394
22,552		Coca-Cola Co	938,840
2,462		Coca-Cola Enterprises, Inc	51,333
5,654		Conagra Foods, Inc	166,510
875	*	Constellation Brands, Inc (Class A)	40,696
319		Coors (Adolph) Co (Class B)	24,139
359		Corn Products International, Inc	19,228

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
588	*	Darling International, Inc	$2,564
1,743	*	Dean Foods Co	57,432
2,062	*	Del Monte Foods Co	22,723
490		Flowers Foods, Inc	15,474
3,110		General Mills, Inc	154,598
3,801		H.J. Heinz Co	148,201
1,169	*	Hercules, Inc	17,360
1,868		Hershey Foods Corp	103,749
758		Hormel Foods Corp	23,763
156		J & J Snack Foods Corp	7,649
572		J.M. Smucker Co	26,924
2,603		Kellogg Co	116,250
2,878		Kraft Foods, Inc (Class A)	102,485
317		Lancaster Colony Corp	13,590
200		Lance, Inc	3,806
107	*	M&F Worldwide Corp	1,457
1,600		McCormick & Co, Inc (Non-Vote)	61,760
79	*	Peets Coffee & Tea, Inc	2,091
1,664		Pepsi Bottling Group, Inc	44,994
735		PepsiAmericas Inc	15,611
18,273		PepsiCo, Inc	953,851
208		Pilgrim’s Pride Corp	6,381
275		Ralcorp Holdings, Inc	11,531
110		Sanderson Farms, Inc	4,761
8,647		Sara Lee Corp	208,738
400		Sensient Technologies Corp	9,596
859	*	Smithfield Foods, Inc	25,418
524		Tootsie Roll Industries, Inc	18,146
300		Topps Co, Inc	2,925
2,419		Tyson Foods, Inc (Class A)	44,510
1,759		Wrigley (Wm.) Jr Co	121,705

		TOTAL FOOD AND KINDRED PRODUCTS	4,260,202

FOOD STORES - 0.48%
240	*	7-Eleven, Inc	5,748
3,861		Albertson’s, Inc	92,201
15		Arden Group, Inc (Class A)	1,507
174	*	Great Atlantic & Pacific Tea Co, Inc	1,784
100		Ingles Markets, Inc (Class A)	1,239
7,913	*	Kroger Co	138,794
276	*	Panera Bread Co (Class A)	11,128
200	*	Pantry, Inc	6,018
325	*	Pathmark Stores, Inc	1,888
300		Ruddick Corp	6,507
4,746	*	Safeway, Inc	93,686
4,186	*	Starbucks Corp	261,039
100		Weis Markets, Inc	3,857
643		Whole Foods Market, Inc	61,310
261	*	Wild Oats Markets, Inc	2,299
595	*	Winn-Dixie Stores, Inc	2,707

		TOTAL FOOD STORES	691,712

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
FORESTRY - 0.12%
2,526		Weyerhaeuser Co	$169,798

		TOTAL FORESTRY	169,798

FURNITURE AND FIXTURES - 0.31%
100		Bassett Furniture Industries, Inc	1,962
291		Ethan Allen Interiors, Inc	11,646
661		Furniture Brands International, Inc	16,558
800		Herman Miller, Inc	22,104
585		Hillenbrand Industries, Inc	32,491
641		HNI Corp	27,595
64		Hooker Furniture Corp	1,453
400	*	Interface, Inc (Class A)	3,988
1,997		Johnson Controls, Inc	126,690
300		Kimball International, Inc (Class B)	4,443
500		La-Z-Boy, Inc	7,685
711		Lear Corp	43,378
1,992		Leggett & Platt, Inc	56,632
2,907		Newell Rubbermaid, Inc	70,320
387	*	Select Comfort Corp	6,943
47		Stanley Furniture Co, Inc	2,113
525		Steelcase, Inc (Class A)	7,266
200	*	Tempur-Pedic International, Inc	4,240

		TOTAL FURNITURE AND FIXTURES	447,507

FURNITURE AND HOMEFURNISHINGS STORES - 0.39%
3,395	*	Bed Bath & Beyond, Inc	135,223
2,802		Best Buy Co, Inc	166,495
2,068		Circuit City Stores, Inc (Circuit City Group)	32,344
227	*	Cost Plus, Inc	7,293
140	*	Electronics Boutique Holdings Corp	6,012
440	*	GameStop Corp (Class B)	9,860
259	*	Guitar Center, Inc	13,647
166		Haverty Furniture Cos, Inc	3,071
113	*	Kirkland’s, Inc	1,389
600	*	Linens’n Things, Inc	14,880
573	*	Mohawk Industries, Inc	52,286
1,100		Pier 1 Imports, Inc	21,670
1,755		RadioShack Corp	57,704
164	*	Restoration Hardware, Inc	941
304	*	The Bombay Co, Inc	1,681
200	*	Trans World Entertainment Corp	2,494
992	*	Williams-Sonoma, Inc	34,760

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	561,750

GENERAL BUILDING CONTRACTORS - 0.45%
159		Beazer Homes U.S.A., Inc	23,247
159		Brookfield Homes Corp	5,390
1,272		Centex Corp	75,786
2,631		D.R. Horton, Inc	106,056
39	*	Dominion Homes, Inc	984
398	*	Hovnanian Enterprises, Inc (Class A)	19,709
364		KB Home	38,002
1,332		Lennar Corp (Class A)	75,498

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
96		Lennar Corp (Class B)	$5,012
475		Levitt Corp (Class A)	14,521
111		M/I Homes, Inc	6,117
315		MDC Holdings, Inc	27,228
132	*	Meritage Homes Corp	14,876
57	*	NVR, Inc	43,856
100	*	Palm Harbor Homes, Inc	1,688
173	*	Perini Corp	2,887
1,120		Pulte Homes, Inc	71,456
600		Ryland Group, Inc	34,524
335		Standard-Pacific Corp	21,487
509	*	Toll Brothers, Inc	34,922
264		Walter Industries, Inc	8,905
302	*	WCI Communities, Inc	8,879
45	*	William Lyon Homes, Inc	3,161

		TOTAL GENERAL BUILDING CONTRACTORS	644,191

GENERAL MERCHANDISE STORES - 2.18%
521	*	99 Cents Only Stores	8,419
1,248	*	Big Lots, Inc	15,138
797	*	BJ’s Wholesale Club, Inc	23,217
172	*	Brookstone, Inc	3,362
455		Casey’s General Stores, Inc	8,258
4,849		Costco Wholesale Corp	234,740
633		Dillard’s, Inc (Class A)	17,009
3,001		Dollar General Corp	62,331
1,345	*	Dollar Tree Stores, Inc	38,575
1,570		Family Dollar Stores, Inc	49,031
1,947		Federated Department Stores, Inc	112,517
480		Fred’s, Inc	8,352
2,624		J.C. Penney Co, Inc	108,634
483	*	Kmart Holding Corp	47,793
3,161	*	Kohl’s Corp	155,426
3,238		May Department Stores Co	95,197
457		Neiman Marcus Group, Inc (Class A)	32,694
600	*	Retail Ventures, Inc	4,260
1,433		Saks, Inc	20,793
2,196		Sears Roebuck & Co	112,062
288	*	ShopKo Stores, Inc	5,380
200	*	Stein Mart, Inc	3,412
9,787		Target Corp	508,239
228	*	Tuesday Morning Corp	6,984
27,392		Wal-Mart Stores, Inc	1,446,845

		TOTAL GENERAL MERCHANDISE STORES	3,128,668

HEALTH SERVICES - 0.84%
606	*	Accredo Health, Inc	16,798
116	*	Amedisys, Inc	3,757
112	*	America Service Group, Inc	2,998
276	*	American Healthways, Inc	9,119
282	*	Amsurg Corp	8,330
575	*	Apria Healthcare Group, Inc	18,946
900	*	Beverly Enterprises, Inc	8,235
4,889	*	Caremark Rx, Inc	192,773

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
734	*	Community Health Systems, Inc	$20,464
60	*	Corvel Corp	1,607
915	*	Coventry Health Care, Inc	48,568
296	*	Cross Country Healthcare, Inc	5,352
1,056	*	DaVita, Inc	41,744
242	*	Enzo Biochem, Inc	4,712
782	*	Express Scripts, Inc	59,776
1,109	*	First Health Group Corp	20,749
128	*	Genesis HealthCare Corp	4,484
175	*	Gentiva Health Services, Inc	2,926
5,074		HCA, Inc	202,757
2,700		Health Management Associates, Inc (Class A)	61,344
500		Hooper Holmes, Inc	2,960
206	*	Kindred Healthcare, Inc	6,170
181	*	LabOne, Inc	5,799
1,511	*	Laboratory Corp of America Holdings	75,278
163		LCA-Vision, Inc	3,813
384	*	LifePoint Hospitals, Inc	13,371
1,018	*	Lincare Holdings, Inc	43,418
286	*	Magellan Health Services, Inc	9,770
1,022		Manor Care, Inc	36,209
200	*	Matria Healthcare, Inc	7,814
400	*	Medcath Corp	9,856
100		National Healthcare Corp	3,530
399	*	NeighborCare, Inc	12,257
358	*	OCA, Inc	2,273
336	*	Odyssey HealthCare, Inc	4,596
125		Option Care, Inc	2,149
318	*	Pediatrix Medical Group, Inc	20,368
675	*	Province Healthcare Co	15,086
105	*	Psychiatric Solutions, Inc	3,839
300	*	RehabCare Group, Inc	8,397
690	*	Renal Care Group, Inc	24,833
978		Select Medical Corp	17,213
200	*	Specialty Laboratories, Inc	2,208
164	*	Sunrise Senior Living, Inc	7,603
5,068	*	Tenet Healthcare Corp	55,647
869	*	Triad Hospitals, Inc	32,335
299	*	United Surgical Partners International, Inc	12,468
496		Universal Health Services, Inc (Class B)	22,072
121	*	VistaCare, Inc (Class A)	2,012

		TOTAL HEALTH SERVICES	1,198,783

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
296		Granite Construction, Inc	7,874
200	*	Insituform Technologies, Inc (Class A)	4,534

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	12,408

HOLDING AND OTHER INVESTMENT OFFICES - 3.25%
300	*	4Kids Entertainment, Inc	6,306
700		Aames Investment Corp	7,490
200		Acadia Realty Trust	3,260
263		Affordable Residential Communities	3,774
127		Alabama National Bancorp	8,192

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
28	*	Alexander’s, Inc	$6,020
200		Alexandria Real Estate Equities, Inc	14,884
1,450		Allied Capital Corp	37,468
841		AMB Property Corp	33,968
200		Amcore Financial, Inc	6,436
1,166		American Financial Realty Trust	18,866
369		American Home Mortgage Investment Corp	12,638
269		AMLI Residential Properties Trust	8,608
1,134		Annaly Mortgage Management, Inc	22,249
503		Anthracite Capital, Inc	6,217
1,034		Anworth Mortgage Asset Corp	11,074
964		Apartment Investment & Management Co (Class A)	37,153
563		Apollo Investment Corp	8,501
2,220		Archstone-Smith Trust	85,026
696		Arden Realty, Inc	26,253
823		AvalonBay Communities, Inc	61,972
199		Bedford Property Investors	5,654
851		Boston Properties, Inc	55,034
435		Brandywine Realty Trust	12,785
500		BRE Properties, Inc (Class A)	20,155
518		Brookline Bancorp, Inc	8,454
431		Camden Property Trust	21,981
260		Capital Automotive REIT	9,237
241		Capital Lease Funding, Inc	3,013
87		Capital Southwest Corp	6,831
70		Capitol Bancorp Ltd	2,465
100		Capstead Mortgage Corp	1,054
603		CarrAmerica Realty Corp	19,899
286		CBL & Associates Properties, Inc	21,836
700		Cedar Shopping Centers, Inc	10,010
496		Centerpoint Properties Trust	23,753
65		Cherokee, Inc	2,293
239		Colonial Properties Trust	9,386
568		Commercial Net Lease Realty, Inc	11,701
138		Community Banks, Inc	3,886
575	*	Cornerstone Realty Income Trust, Inc	5,739
306		Corporate Office Properties Trust	8,981
65		Correctional Properties Trust	1,877
426		Cousins Properties, Inc	12,895
649		Crescent Real Estate Equities Co	11,851
378		CRT Properties, Inc	9,019
1,046		Developers Diversified Realty Corp	46,411
1,511		Duke Realty Corp	51,586
161		Eastgroup Properties, Inc	6,170
32	*	Enstar Group, Inc	2,000
300		Entertainment Properties Trust	13,365
427		Equity Inns, Inc	5,013
198		Equity Lifestyle Properties, Inc	7,079
4,497		Equity Office Properties Trust	130,953
300		Equity One, Inc	7,119
3,135		Equity Residential	113,424
232		Essex Property Trust, Inc	19,442
627		Federal Realty Investment Trust	32,385
408	*	FelCor Lodging Trust, Inc	5,977

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
117		First Indiana Corp	$2,634
500		First Industrial Realty Trust, Inc	20,365
1,125		First Niagara Financial Group, Inc	15,694
100		First Place Financial Corp	2,239
700		Fremont General Corp	17,626
1,402		Friedman Billings Ramsey Group, Inc	27,185
302		Gables Residential Trust	10,809
2,500		General Growth Properties, Inc	90,400
115		German American Bancorp	1,852
81		Gladstone Capital Corp	1,920
210		Glenborough Realty Trust, Inc	4,469
511		Glimcher Realty Trust	14,160
900		Government Properties Trust, Inc	8,874
451		Greater Bay Bancorp	12,574
600		Harris & Harris Group, Inc	9,828
1,404		Health Care Property Investors, Inc	38,877
608		Health Care REIT, Inc	23,195
423		Healthcare Realty Trust, Inc	17,216
365		Heritage Property Investment Trust	11,713
368		Highland Hospitality Corp	4,136
700		Highwoods Properties, Inc	19,390
393		Home Properties, Inc	16,899
800		HomeBanc Corp	7,744
684		Hospitality Properties Trust	31,464
3,423		Host Marriott Corp	59,218
2,100		HRPT Properties Trust	26,943
562		IMPAC Mortgage Holdings, Inc	12,741
846		Independence Community Bank Corp	36,023
208		Innkeepers U.S.A. Trust	2,954
1,078		Investors Real Estate Trust	11,308
870		iShares Russell 2000 Index Fund	112,665
1,126		iStar Financial, Inc	50,963
254		Kilroy Realty Corp	10,859
1,050		Kimco Realty Corp	60,890
312		Kramont Realty Trust	7,301
1,997	*	La Quinta Corp	18,153
200		LaSalle Hotel Properties	6,366
576		Lexington Corporate Properties Trust	13,006
900		Liberty Property Trust	38,880
129		LTC Properties, Inc	2,568
388		Luminent Mortgage Capital, Inc	4,617
650		Macerich Co	40,820
688		Mack-Cali Realty Corp	31,669
361		Maguire Properties, Inc	9,913
1,724	*	Meristar Hospitality Corp	14,395
808		MFA Mortgage Investments, Inc	7,127
161		Mid-America Apartment Communities, Inc	6,636
542		Mills Corp	34,558
114		Mission West Properties, Inc	1,213
400		MortgageIT Holdings, Inc	7,180
200		National Health Investors, Inc	5,836
800		Nationwide Health Properties, Inc	19,000
350		New Century Financial Corp	22,369
1,216		New Plan Excel Realty Trust	32,929

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
361		Newcastle Investment Corp	$11,473
266		Novastar Financial, Inc	13,167
493		Omega Healthcare Investors, Inc	5,817
165		Oriental Financial Group, Inc	4,671
408		Pan Pacific Retail Properties, Inc	25,582
100		Parkway Properties, Inc	5,075
334		Pennsylvania Real Estate Investment Trust	14,295
1,970		Plum Creek Timber Co, Inc	75,727
2,870		Popular, Inc	82,742
500		Post Properties, Inc	17,450
473		Prentiss Properties Trust	18,069
398		PrivateBancorp, Inc	12,828
1,889		Prologis	81,850
101		Prosperity Bancshares, Inc	2,950
135		PS Business Parks, Inc	6,089
898		Public Storage, Inc	50,064
208		RAIT Investment Trust	5,818
113		Ramco-Gershenson Properties	3,644
400		Realty Income Corp	20,232
661		Reckson Associates Realty Corp	21,687
133		Redwood Trust, Inc	8,258
615		Regency Centers Corp	34,071
250		Sandy Spring Bancorp, Inc	9,583
100		Saul Centers, Inc	3,825
500		Saxon Capital, Inc	11,995
479		Senior Housing Properties Trust	9,072
587		Shurgard Storage Centers, Inc (Class A)	25,834
1,775		Simon Property Group, Inc	114,789
411		SL Green Realty Corp	24,886
137		Sovran Self Storage, Inc	5,773
7,450		SPDR Trust Series 1	900,482
300		Strategic Hotel Capital, Inc	4,950
88		Suffolk Bancorp	3,065
248		Summit Properties, Inc	8,075
136		Sun Communities, Inc	5,474
400		Sunstone Hotel Investors, Inc	8,312
400		Susquehanna Bancshares, Inc	9,980
290		Tanger Factory Outlet Centers, Inc	7,673
71	*	Tarragon Realty Investors, Inc	1,267
700		Taubman Centers, Inc	20,965
871		Thornburg Mortgage, Inc	25,224
163		Tompkins Trustco, Inc	8,719
151		Town & Country Trust	4,172
827		Trizec Properties, Inc	15,647
180		U.S. Restaurant Properties, Inc	3,251
1,487		United Dominion Realty Trust, Inc	36,878
100		Universal Health Realty Income Trust	3,213
213		Urstadt Biddle Properties, Inc (Class A)	3,632
900		Ventas, Inc	24,669
1,097		Vornado Realty Trust	83,515
9,392		Washington Mutual, Inc	397,094
444		Washington Real Estate Investment Trust	15,038
321		Waypoint Financial Corp	9,100
930		Weingarten Realty Investors	37,293

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
51		Westfield Financial, Inc	$1,317
100		Winston Hotels, Inc	1,181

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,654,933

HOTELS AND OTHER LODGING PLACES - 0.39%
113		Ameristar Casinos, Inc	4,871
700	*	Bluegreen Corp	13,881
300		Boyd Gaming Corp	12,495
215		Choice Hotels International, Inc	12,470
4,304		Hilton Hotels Corp	97,873
717	*	Mandalay Resort Group	50,498
200		Marcus Corp	5,028
2,038		Marriott International, Inc (Class A)	128,353
658	*	MGM Mirage	47,863
1,000	*	Pinnacle Entertainment, Inc	19,780
2,371		Starwood Hotels & Resorts Worldwide, Inc	138,466
78	*	Vail Resorts, Inc	1,749
352	*	Wynn Resorts Ltd	23,556

		TOTAL HOTELS AND OTHER LODGING PLACES	556,883

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.94%
8,428		3M Co	691,686
86	*	Aaon, Inc	1,382
222	*	Actuant Corp	11,577
900	*	Adaptec, Inc	6,831
652	*	Advanced Digital Information Corp	6,533
1,149	*	AGCO Corp	25,152
209		Albany International Corp (Class A)	7,348
2,011	*	American Standard Cos, Inc	83,095
4,401	*	Apple Computer, Inc	283,424
18,293	*	Applied Materials, Inc	312,810
100	*	Astec Industries, Inc	1,721
70	*	ASV, Inc	3,353
1,100	*	Asyst Technologies, Inc	5,599
307	*	Authentidate Holding Corp	1,900
484	*	Avocent Corp	19,612
900	*	Axcelis Technologies, Inc	7,317
3,674		Baker Hughes, Inc	156,770
839		Black & Decker Corp	74,109
243		Black Box Corp	11,669
478		Briggs & Stratton Corp	19,875
388	*	Brooks Automation, Inc	6,681
200		Bucyrus International, Inc (Class A)	8,128
86		Cascade Corp	3,436
3,664		Caterpillar, Inc	357,277
600	*	Cirrus Logic, Inc	3,306
72,346	*	Cisco Systems, Inc	1,396,278
546	*	Cooper Cameron Corp	29,380
688	*	Cray, Inc	3,206
418		Cummins, Inc	35,024
200	*	Cuno, Inc	11,880
400	*	Cymer, Inc	11,816
2,628		Deere & Co	195,523
27,080	*	Dell, Inc	1,141,151

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
772		Diebold, Inc	$43,024
818		Donaldson Co, Inc	26,650
281	*	Dot Hill Systems Corp	2,203
2,329		Dover Corp	97,678
59	*	Dril-Quip, Inc	1,431
1,680		Eaton Corp	121,565
500	*	Electronics For Imaging, Inc	8,705
25,799	*	EMC Corp	383,631
1,000	*	Emulex Corp	16,840
237		Engineered Support Systems, Inc	14,035
215	*	EnPro Industries, Inc	6,358
200	*	Esterline Technologies Corp	6,530
313	*	FalconStor Software, Inc	2,995
500	*	Flowserve Corp	13,770
715	*	FMC Technologies, Inc	23,023
600	*	FSI International, Inc	2,802
169	*	Gardner Denver, Inc	6,133
2,668	*	Gateway, Inc	16,035
100	*	General Binding Corp	1,314
258	*	Global Power Equipment Group, Inc	2,539
125		Gorman-Rupp Co	2,875
771		Graco, Inc	28,797
1,227	*	Grant Prideco, Inc	24,601
32,507		Hewlett-Packard Co	681,672
96	*	Hydril	4,369
310	*	Hypercom Corp	1,835
533		IDEX Corp	21,587
300	*	InFocus Corp	2,748
18,005		International Business Machines Corp	1,774,933
3,710		International Game Technology	127,550
420	*	Iomega Corp	2,327
1,008		ITT Industries, Inc	85,126
400		JLG Industries, Inc	7,852
494		Joy Global, Inc	21,454
85	*	Kadant, Inc	1,743
300		Kaydon Corp	9,906
358		Kennametal, Inc	17,818
248	*	Komag, Inc	4,657
400	*	Kulicke & Soffa Industries, Inc	3,448
1,400	*	Lam Research Corp	40,474
400		Lennox International, Inc	8,140
1,368	*	Lexmark International, Inc	116,280
300		Lincoln Electric Holdings, Inc	10,362
100		Lindsay Manufacturing Co	2,588
100		Lufkin Industries, Inc	3,991
278		Manitowoc Co, Inc	10,467
2,441	*	Maxtor Corp	12,937
200	*	Micros Systems, Inc	15,612
47		Middleby Corp	2,384
239	*	Milacron, Inc	810
300		Modine Manufacturing Co	10,131
65		Nacco Industries, Inc (Class A)	6,851
870	*	National-Oilwell, Inc	30,702
400	*	Netgear, Inc	7,276

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
3,260	*	Network Appliance, Inc	$108,297
282		Nordson Corp	11,300
267	*	Oil States International, Inc	5,150
300	*	Omnicell, Inc	3,300
69	*	Overland Storage, Inc	1,152
1,443		Pall Corp	41,775
444	*	PalmOne, Inc	14,008
1,348		Parker Hannifin Corp	102,097
300	*	Paxar Corp	6,651
1,026		Pentair, Inc	44,693
2,519		Pitney Bowes, Inc	116,579
147	*	Planar Systems, Inc	1,651
300	*	Presstek, Inc	2,904
200	*	ProQuest Co	5,940
1,916	*	Quantum Corp	5,020
78		Robbins & Myers, Inc	1,859
1,717	*	Sandisk Corp	42,873
200		Sauer-Danfoss, Inc	4,362
100		Schawk, Inc	1,818
819	*	Scientific Games Corp (Class A)	19,525
100	*	Semitool, Inc	928
2,775	*	Silicon Graphics, Inc	4,801
1,110	*	Smith International, Inc	60,395
8,917	*	Solectron Corp	47,528
837		SPX Corp	33,530
100		Standex International Corp	2,849
400		Stewart & Stevenson Services, Inc	8,092
1,174	*	Storage Technology Corp	37,110
2,550		Symbol Technologies, Inc	44,115
139		Tecumseh Products Co (Class A)	6,644
100		Tennant Co	3,965
458	*	Terex Corp	21,824
100		Thomas Industries, Inc	3,992
648		Timken Co	16,861
257		Toro Co	20,907
91	*	Transact Technologies, Inc	1,944
200	*	Ultratech, Inc	3,770
400	*	UNOVA, Inc	10,116
262	*	Veeco Instruments, Inc	5,520
2,500	*	Western Digital Corp	27,100
167		Woodward Governor Co	11,959
8,420	*	Xerox Corp	143,224
1,062	*	Xybernaut Corp	1,306
439		York International Corp	15,163
600	*	Zebra Technologies Corp (Class A)	33,768

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,944,778

INSTRUMENTS AND RELATED PRODUCTS - 3.02%
186	*	Abaxis, Inc	2,695
400	*	ADE Corp	7,488
274	*	Advanced Medical Optics, Inc	11,272
191	*	Advanced Neuromodulation Systems, Inc	7,537
5,177	*	Agilent Technologies, Inc	124,766
400	*	Aksys Ltd	2,224

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
700	*	Align Technology, Inc	$7,525
290	*	American Medical Systems Holdings, Inc	12,125
100		Analogic Corp	4,479
2,207		Applera Corp (Applied Biosystems Group)	46,148
172		Arrow International, Inc	5,330
200	*	Arthrocare Corp	6,412
200	*	Aspect Medical Systems, Inc	4,892
800	*	August Technology Corp	8,424
1,132		Bard (C.R.), Inc	72,425
542		Bausch & Lomb, Inc	34,937
6,777		Baxter International, Inc	234,078
655		Beckman Coulter, Inc	43,878
2,694		Becton Dickinson & Co	153,019
80		BEI Technologies, Inc	2,470
198		Biolase Technology, Inc	2,152
2,766		Biomet, Inc	120,017
208	*	Bio-Rad Laboratories, Inc (Class A)	11,933
7,162	*	Boston Scientific Corp	254,609
104	*	Bruker BioSciences Corp	419
162	*	Candela Corp	1,840
504	*	Cardiac Science, Inc	1,079
300	*	Cardiodynamics International Corp	1,551
609	*	Cepheid, Inc	6,053
100	*	Closure Medical Corp	1,950
459		Cognex Corp	12,806
265	*	Coherent, Inc	8,067
200		Cohu, Inc	3,712
200	*	Conceptus, Inc	1,623
450	*	Conmed Corp	12,789
353		Cooper Cos, Inc	24,918
1,023	*	Credence Systems Corp	9,360
331	*	CTI Molecular Imaging, Inc	4,697
200	*	Cyberonics, Inc	4,144
1,300	*	Cytyc Corp	35,841
100		Datascope Corp	3,969
841		Dentsply International, Inc	47,264
184	*	Dionex Corp	10,427
190	*	DJ Orthopedics, Inc	4,070
263	*	DRS Technologies, Inc	11,233
2,934		Eastman Kodak Co	94,622
137		EDO Corp	4,350
748	*	Edwards Lifesciences Corp	30,862
1,600	*	Encore Medical Corp	10,864
400	*	Endocardial Solutions, Inc	4,680
100	*	ESCO Technologies, Inc	7,665
62	*	Exactech, Inc	1,134
81	*	Excel Technology, Inc	2,106
112	*	Faro Technologies, Inc	3,492
177	*	FEI Co	3,717
1,182	*	Fisher Scientific International, Inc	73,733
384	*	Flir Systems, Inc	24,495
295	*	Formfactor, Inc	8,006
469	*	Fossil, Inc	12,025
3,315		Guidant Corp	239,012

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
151	*	Haemonetics Corp	$5,468
177	*	Hanger Orthopedic Group, Inc	1,434
409	*	Herley Industries, Inc	8,319
177	*	Hologic, Inc	4,862
111	*	ICU Medical, Inc	3,035
193	*	I-Flow Corp	3,518
100		II-VI, Inc	4,249
350	*	Inamed Corp	22,138
400	*	Input/Output, Inc	3,536
159	*	Integra LifeSciences Holding	5,872
356	*	Intuitive Surgical, Inc	14,247
316		Invacare Corp	14,618
200	*	Ionics, Inc	8,668
304	*	Itron, Inc	7,269
213	*	Ixia	3,581
100		Keithley Instruments, Inc	1,970
66	*	Kensey Nash Corp	2,279
2,062	*	KLA-Tencor Corp	96,048
102	*	KVH Industries, Inc	1,000
189	*	Kyphon, Inc	4,869
137	*	Laserscope	4,920
561	*	Lexar Media, Inc	4,398
522	*	LTX Corp	4,014
114	*	Measurement Specialties, Inc	2,902
82	*	Medical Action Industries, Inc	1,615
13,015		Medtronic, Inc	646,455
465		Mentor Corp	15,689
187	*	Merit Medical Systems, Inc	2,857
471	*	Mettler-Toledo International, Inc	24,167
500	*	Millipore Corp	24,905
300		Mine Safety Appliances Co	15,210
429	*	MKS Instruments, Inc	7,958
100	*	Molecular Devices Corp	2,010
200		Movado Group, Inc	3,730
221		MTS Systems Corp	7,472
1,500	*	Nanogen, Inc	11,040
407	*	Newport Corp	5,739
200		Oakley, Inc	2,550
155	*	Ocular Sciences, Inc	7,597
485	*	Orbital Sciences Corp	5,738
293	*	Orthologic Corp	1,831
1,900	*	Orthovita, Inc	7,961
100	*	Palomar Medical Technologies, Inc	2,607
1,291		PerkinElmer, Inc	29,035
200	*	Photon Dynamics, Inc	4,856
1,500	*	Pinnacle Systems, Inc	9,150
164	*	Possis Medical, Inc	2,211
4,735		Raytheon Co	183,860
414	*	Resmed, Inc	21,155
382	*	Respironics, Inc	20,766
2,139		Rockwell Automation, Inc	105,987
122	*	Rofin-Sinar Technologies, Inc	5,179
567		Roper Industries, Inc	34,457
100	*	Rudolph Technologies, Inc	1,717

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
340	*	Sola International, Inc	$9,364
900	*	Sonic Innovations, Inc	3,753
126	*	Sonic Solutions, Inc	2,827
150	*	SonoSite, Inc	5,093
3,840	*	St. Jude Medical, Inc	161,011
258	*	Star Scientific, Inc	1,312
800	*	Steris Corp	18,976
3,018		Stryker Corp	145,619
400	*	Sybron Dental Specialties, Inc	14,152
500	*	Techne Corp	19,450
993		Tektronix, Inc	29,999
358		Teleflex, Inc	18,595
2,014	*	Teradyne, Inc	34,379
1,797	*	Thermo Electron Corp	54,251
2,000	*	Thermogenesis	12,680
483	*	Thoratec Corp	5,033
499	*	Trimble Navigation Ltd	16,487
200	*	TriPath Imaging, Inc	1,794
100		United Industrial Corp	3,874
600	*	Urologix, Inc	3,882
1,484	*	Varian Medical Systems, Inc	64,168
283	*	Varian, Inc	11,606
100	*	Ventana Medical Systems, Inc	6,399
404	*	Viasys Healthcare, Inc	7,676
800	*	Viisage Technology, Inc	7,208
600	*	Visx, Inc	15,522
61		Vital Signs, Inc	2,374
1,300	*	Waters Corp	60,827
282	*	Wright Medical Group, Inc	8,037
300		X-Rite, Inc	4,803
43		Young Innovations, Inc	1,450
2,567	*	Zimmer Holdings, Inc	205,668
100	*	Zoll Medical Corp	3,440
100	*	Zygo Corp	1,179

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,321,016

INSURANCE AGENTS, BROKERS AND SERVICE - 0.33%
3,504		AON Corp	83,605
544		Brown & Brown, Inc	23,691
200	*	Clark, Inc	3,104
245		Crawford & Co (Class B)	1,838
1,000		Gallagher (Arthur J.) & Co	32,500
300		Hilb, Rogal & Hamilton Co	10,872
5,636		Marsh & McLennan Cos, Inc	185,424
2,845	*	Medco Health Solutions, Inc	118,352
318		National Financial Partners Corp	12,338
600	*	USI Holdings Corp	6,942

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	478,666

INSURANCE CARRIERS - 4.89%
300		21st Century Insurance Group	4,080
1,605		Aetna, Inc	200,224
5,441		Aflac, Inc	216,769
321		Alfa Corp	4,874

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
42	*	Alleghany Corp	$11,981
600	*	Allmerica Financial Corp	19,698
7,499		Allstate Corp	387,848
1,134		Ambac Financial Group, Inc	93,135
1,000		American Equity Investment Life Holding Co	10,770
395		American Financial Group, Inc	12,367
24,562		American International Group, Inc	1,612,987
100		American National Insurance Co	10,416
87	*	American Physicians Capital, Inc	3,134
217	*	AMERIGROUP Corp	16,418
418		AmerUs Group Co	18,935
200	*	Argonaut Group, Inc	4,226
850		Assurant, Inc	25,968
125		Baldwin & Lyons, Inc (Class B)	3,349
758		Berkley (W.R.) Corp	35,755
161		Bristol West Holdings, Inc	3,220
308	*	Centene Corp	8,732
1,998		Chubb Corp	153,646
1,584		Cigna Corp	129,207
1,730		Cincinnati Financial Corp	76,570
264	*	Citizens, Inc	1,682
303	*	CNA Financial Corp	8,093
100	*	CNA Surety Corp	1,335
225		Commerce Group, Inc	13,734
1,465	*	Conseco, Inc	29,227
487	*	Danielson Holdings Corp	4,115
263		Delphi Financial Group, Inc (Class A)	12,137
168		Direct General Corp	5,393
254		Erie Indemnity Co (Class A)	13,353
79		FBL Financial Group, Inc (Class A)	2,255
1,819		Fidelity National Financial, Inc	83,074
800		First American Corp	28,112
210	*	FPIC Insurance Group, Inc	7,430
1,541		Genworth Financial, Inc	41,607
68		Great American Financial Resources, Inc	1,181
316		Harleysville Group, Inc	7,543
3,086		Hartford Financial Services Group, Inc	213,891
772		HCC Insurance Holdings, Inc	25,569
1,125	*	Health Net, Inc	32,479
100	*	HealthExtras, Inc	1,630
347		Horace Mann Educators Corp	6,621
1,800	*	Humana, Inc	53,442
205		Infinity Property & Casualty Corp	7,216
1,681		Jefferson-Pilot Corp	87,345
77		Kansas City Life Insurance Co	3,642
200		Landamerica Financial Group, Inc	10,786
581		Leucadia National Corp	40,368
1,900		Lincoln National Corp	88,692
1,658		Loews Corp	116,557
87	*	Markel Corp	31,668
1,558		MBIA, Inc	98,590
237		Mercury General Corp	14,201
4,239		MetLife, Inc	171,722
1,050		MGIC Investment Corp	72,356

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
70		Midland Co	$2,189
110	*	Molina Healthcare, Inc	5,102
19	*	National Western Life Insurance Co (Class A)	3,166
556		Nationwide Financial Services, Inc (Class A)	21,256
37	*	Navigators Group, Inc	1,114
154		Odyssey Re Holdings Corp	3,882
652	*	Ohio Casualty Corp	15,133
1,950		Old Republic International Corp	49,335
900	*	Pacificare Health Systems, Inc	50,868
203	*	Philadelphia Consolidated Holding Corp	13,426
922		Phoenix Cos, Inc	11,525
61	*	Pico Holdings, Inc	1,267
400	*	PMA Capital Corp (Class A)	4,140
1,047		PMI Group, Inc	43,712
200		Presidential Life Corp	3,392
3,556		Principal Financial Group	145,583
278	*	ProAssurance Corp	10,873
2,172		Progressive Corp	184,272
737		Protective Life Corp	31,463
5,642		Prudential Financial, Inc	310,084
1,027		Radian Group, Inc	54,677
250		Reinsurance Group of America, Inc	12,112
200		RLI Corp	8,314
1,451		Safeco Corp	75,800
400		Safety Insurance Group, Inc	12,460
328		Selective Insurance Group, Inc	14,511
245	*	Sierra Health Services, Inc	13,502
7,061		St. Paul Travelers Cos, Inc	261,751
333		Stancorp Financial Group, Inc	27,472
100		State Auto Financial Corp	2,585
200		Stewart Information Services Corp	8,330
1,208		Torchmark Corp	69,025
312		Transatlantic Holdings, Inc	19,291
73	*	Triad Guaranty, Inc	4,415
354		UICI	12,001
134		United Fire & Casualty Co	4,517
7,098		UnitedHealth Group, Inc	624,837
500		Unitrin, Inc	22,725
215	*	Universal American Financial Corp	3,326
3,000		UnumProvident Corp	53,820
1,500	*	Vesta Insurance Group, Inc	5,520
288	*	WellChoice, Inc	15,379
3,144	*	WellPoint, Inc	361,560
10		Wesco Financial Corp	3,930
100		Zenith National Insurance Corp	4,984

		TOTAL INSURANCE CARRIERS	7,009,981

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
100	*	Geo Group, Inc	2,658

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,658

LEATHER AND LEATHER PRODUCTS - 0.11%
162		Brown Shoe Co, Inc	4,832
2,001	*	Coach, Inc	112,856

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
400		K-Swiss, Inc (Class A)	$11,648
100	*	Steven Madden Ltd	1,886
184	*	Timberland Co (Class A)	11,531
30		Weyco Group, Inc	1,329
400		Wolverine World Wide, Inc	12,568

		TOTAL LEATHER AND LEATHER PRODUCTS	156,650

LEGAL SERVICES - 0.00%
154		Pre-Paid Legal Services, Inc	5,783

		TOTAL LEGAL SERVICES	5,783

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,104	*	Laidlaw International, Inc	23,626

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	23,626

LUMBER AND WOOD PRODUCTS - 0.13%
80		American Woodmark Corp	3,494
749	*	Champion Enterprises, Inc	8,853
100		Deltic Timber Corp	4,245
2,711		Georgia-Pacific Corp	101,608
1,157		Louisiana-Pacific Corp	30,938
556		Rayonier, Inc	27,194
100		Skyline Corp	4,080
200		Universal Forest Products, Inc	8,680

		TOTAL LUMBER AND WOOD PRODUCTS	189,092

METAL MINING - 0.27%
100		Cleveland-Cliffs, Inc	10,386
2,760	*	Coeur D'alene Mines Corp	10,847
1,596		Freeport-McMoRan Copper & Gold, Inc (Class A)	61,015
1,152	*	Hecla Mining Co	6,716
4,244		Newmont Mining Corp	188,476
972		Phelps Dodge Corp	96,150
468		Royal Gold, Inc	8,536
113		Southern Peru Copper Corp	5,335
345	*	Stillwater Mining Co	3,885

		TOTAL METAL MINING	391,346

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
300		Blyth, Inc	8,868
625		Callaway Golf Co	8,437
149	*	Daktronics, Inc	3,709
1,667		Hasbro, Inc	32,306
1,200	*	Identix, Inc	8,856
211	*	Jakks Pacific, Inc	4,665
300	*	K2, Inc	4,764
256	*	Leapfrog Enterprises, Inc	3,482
4,580		Mattel, Inc	89,264
275		Nautilus Group, Inc	6,647
89		Penn Engineering & Manufacturing Corp	1,611
141	*	RC2 Corp	4,597
100		Russ Berrie & Co, Inc	2,284
262	*	Shuffle Master, Inc	12,340
100	*	Steinway Musical Instruments, Inc	2,894

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
529	*	Yankee Candle Co, Inc	$17,552

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	212,276

MISCELLANEOUS RETAIL - 1.48%
198	*	1-800-Flowers.com, Inc (Class A)	1,665
110	*	AC Moore Arts & Crafts, Inc	3,169
247	*	Alloy, Inc	1,993
3,230	*	Amazon.com, Inc	143,057
565	*	Barnes & Noble, Inc	18,233
434		Big 5 Sporting Goods Corp	12,647
73		Blair Corp	2,603
79		Blockbuster, Inc (Class B)	696
900		Borders Group, Inc	22,860
200	*	Build-A-Bear Workshop, Inc	7,030
200		Cash America International, Inc	5,946
337	*	Coldwater Creek, Inc	10,403
4,306		CVS Corp	194,071
266	*	Dick's Sporting Goods, Inc	9,350
333	*	Drugstore.com, Inc	1,132
5,607	*	eBay, Inc	651,982
200		Hancock Fabrics, Inc	2,074
249	*	Hibbett Sporting Goods, Inc	6,626
318	*	Jill (J.) Group, Inc	4,735
300		Longs Drug Stores Corp	8,271
757	*	Marvel Enterprises, Inc	15,503
1,600		Michaels Stores, Inc	47,952
344		MSC Industrial Direct Co (Class A)	12,377
3,250	*	Office Depot, Inc	56,420
1,073		Omnicare, Inc	37,147
93	*	Overstock.com, Inc	6,417
106	*	Party City Corp	1,371
100	*	PC Connection, Inc	952
400	*	PC Mall, Inc	8,952
438	*	Petco Animal Supplies, Inc	17,292
1,575		Petsmart, Inc	55,960
254	*	Priceline.com, Inc	5,992
5,131	*	Rite Aid Corp	18,779
99	*	Sharper Image Corp	1,866
195	*	Sports Authority, Inc	5,021
192		Stamps.com, Inc	3,041
5,396		Staples, Inc	181,899
1,527		Tiffany & Co	48,818
2,226	*	Toys 'R' Us, Inc	45,566
180	*	Valuevision International, Inc (Class A)	2,504
10,989		Walgreen Co	421,648
81		World Fuel Services Corp	4,034
490	*	Zale Corp	14,636

		TOTAL MISCELLANEOUS RETAIL	2,122,690

MOTION PICTURES - 1.34%
336	*	Avid Technology, Inc	20,748
1,979		Blockbuster, Inc (Class A)	18,880
100		Carmike Cinemas, Inc	3,650
300	*	DreamWorks Animation SKG, Inc (Class A)	11,253

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
500	*	Hollywood Entertainment Corp	$6,545
28,825	*	Liberty Media Corp (Class A)	316,499
708		Metro-Goldwyn-Mayer, Inc	8,411
255		Movie Gallery, Inc	4,863
371	*	NetFlix, Inc	4,574
145	*	Reading International, Inc	1,212
364		Regal Entertainment Group (Class A)	7,553
46,761	*	Time Warner, Inc	909,034
21,908		Walt Disney Co	609,042

		TOTAL MOTION PICTURES	1,922,264

NONDEPOSITORY INSTITUTIONS - 2.36%
302	*	Accredited Home Lenders Holding Co	15,003
200		Advanta Corp (Class A)	4,524
300		Advanta Corp (Class B)	7,281
736		American Capital Strategies Ltd	24,545
12,122		American Express Co	683,317
1,675	*	AmeriCredit Corp	40,954
2,549		Capital One Financial Corp	214,651
628	*	CapitalSource, Inc	16,121
555		CharterMac	13,564
2,251		CIT Group, Inc	103,141
100	*	CompuCredit Corp	2,734
6,145		Countrywide Financial Corp	227,426
100	*	Credit Acceptance Corp	2,545
859		Doral Financial Corp	42,306
10,322		Fannie Mae	735,030
60		Federal Agricultural Mortgage Corp (Class C)	1,398
183		Financial Federal Corp	7,174
125	*	First Cash Financial Services, Inc	3,339
187	*	First Marblehead Corp	10,519
7,341		Freddie Mac	541,032
12,325		MBNA Corp	347,442
185		MCG Capital Corp	3,169
270	*	Metris Cos, Inc	3,442
3,096	*	Providian Financial Corp	50,991
4,667		SLM Corp	249,171
29		Student Loan Corp	5,336
242		Westcorp	11,115
90	*	WFS Financial, Inc	4,570
100	*	World Acceptance Corp	2,751

		TOTAL NONDEPOSITORY INSTITUTIONS	3,374,591

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
200		Amcol International Corp	4,018
160		Compass Minerals International, Inc	3,877
1,058		Vulcan Materials Co	57,777

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	65,672

OIL AND GAS EXTRACTION - 1.79%
2,682		Anadarko Petroleum Corp	173,820
3,392		Apache Corp	171,533
69	*	Atwood Oceanics, Inc	3,595
200		Berry Petroleum Co (Class A)	9,540

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
1,711		BJ Services Co	$79,630
1,000	*	Brigham Exploration Co	9,000
4,302		Burlington Resources, Inc	187,137
350		Cabot Oil & Gas Corp (Class A)	15,488
500	*	Cal Dive International, Inc	20,375
400	*	Callon Petroleum Co	5,784
401	*	Cheniere Energy, Inc	25,544
2,575		Chesapeake Energy Corp	42,488
514	*	Cimarex Energy Co	19,481
200	*	Clayton Williams Energy, Inc	4,580
300	*	Comstock Resources, Inc	6,615
700	*	Delta Petroleum Corp	10,976
581	*	Denbury Resources, Inc	15,948
5,102		Devon Energy Corp	198,570
630		Diamond Offshore Drilling, Inc	25,232
500	*	Edge Petroleum Corp	7,290
238	*	Encore Acquisition Co	8,309
464	*	Energy Partners Ltd	9,405
1,653		ENSCO International, Inc	52,466
1,267		EOG Resources, Inc	90,413
480	*	Forest Oil Corp	15,226
500	*	FX Energy, Inc	5,840
900	*	Global Industries Ltd	7,461
1,800	*	Grey Wolf, Inc	9,486
817	*	Hanover Compressor Co	11,544
318	*	Harvest Natural Resources, Inc	5,492
586		Helmerich & Payne, Inc	19,947
153	*	Houston Exploration Co	8,615
858	b*	KCS Energy, Inc	12,681
1,405		Kerr-McGee Corp	81,195
1,400	*	Key Energy Services, Inc	16,520
705	*	Magnum Hunter Resources, Inc	9,095
43	*	Magnum Hunter Resources, Inc Wts 03/21/05	14
3,637		Marathon Oil Corp	136,788
124	*	McMoRan Exploration Co	2,319
371	*	Meridian Resource Corp	2,245
1,131	*	Mission Resources Corp	6,605
600	*	Newfield Exploration Co	35,430
1,000	*	Newpark Resources, Inc	5,150
615		Noble Energy, Inc	37,921
4,149		Occidental Petroleum Corp	242,136
200	*	Oceaneering International, Inc	7,464
700	*	Parker Drilling Co	2,751
750		Patina Oil & Gas Corp	28,125
1,800		Patterson-UTI Energy, Inc	35,010
220		Penn Virginia Corp	8,925
165	*	Petroleum Development Corp	6,364
1,596		Pioneer Natural Resources Co	56,020
819	*	Plains Exploration & Production Co	21,294
506		Pogo Producing Co	24,536
1,382	*	Pride International, Inc	28,386
314	*	Quicksilver Resources, Inc	11,549
757		Range Resources Corp	15,488
219	*	Remington Oil & Gas Corp	5,968

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
1,179		Rowan Cos, Inc	$30,536
100		RPC, Inc	2,512
160	*	Seacor Smit, Inc	8,544
500	*	Southwestern Energy Co	25,345
260	*	Spinnaker Exploration Co	9,118
300		St. Mary Land & Exploration Co	12,522
239	*	Stone Energy Corp	10,776
400	*	Superior Energy Services, Inc	6,164
270	*	Swift Energy Co	7,814
237	*	Tetra Technologies, Inc	6,707
845		Tidewater, Inc	30,090
200	*	Todco	3,684
200	*	Transmontaigne, Inc	1,226
401	*	Unit Corp	15,322
2,797		Unocal Corp	120,942
970	*	Varco International, Inc	28,276
300	*	Veritas DGC, Inc	6,723
500		Vintage Petroleum, Inc	11,345
237	*	W-H Energy Services, Inc	5,299
189	*	Whiting Petroleum Corp	5,717
2,874		XTO Energy, Inc	101,682

		TOTAL OIL AND GAS EXTRACTION	2,567,153

PAPER AND ALLIED PRODUCTS - 0.69%
1,090		Bemis Co	31,708
591		Bowater, Inc	25,986
200	*	Buckeye Technologies, Inc	2,602
200	*	Caraustar Industries, Inc	3,364
151		Chesapeake Corp	4,101
397		Glatfelter	6,066
556	*	Graphic Packaging Corp	4,003
136		Greif, Inc (Class A)	7,616
5,132		International Paper Co	215,544
5,350		Kimberly-Clark Corp	352,084
500		Longview Fibre Co	9,070
2,133		MeadWestvaco Corp	72,287
162		Neenah Paper, Inc	5,281
897		OfficeMax, Inc	28,148
600		Packaging Corp of America	14,130
1,683	*	Pactiv Corp	42,563
200	*	Playtex Products, Inc	1,598
200		Pope & Talbot, Inc	3,422
300		Potlatch Corp	15,174
390		Rock-Tenn Co (Class A)	5,912
136		Schweitzer-Mauduit International, Inc	4,617
2,686	*	Smurfit-Stone Container Corp	50,174
1,093		Sonoco Products Co	32,407
569		Temple-Inland, Inc	38,920
334		Wausau-Mosinee Paper Corp	5,965

		TOTAL PAPER AND ALLIED PRODUCTS	982,742

PERSONAL SERVICES - 0.17%
367	b*	Alderwoods Group, Inc	4,176

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
79		Angelica Corp	$2,137
1,291		Cintas Corp	56,623
200	*	Coinstar, Inc	5,366
187		G & K Services, Inc (Class A)	8,120
1,887		H & R Block, Inc	92,463
500		Jackson Hewitt Tax Service, Inc	12,625
442		Regis Corp	20,398
3,415	*	Service Corp International	25,442
100		Unifirst Corp	2,828
450	*	Weight Watchers International, Inc	18,482

		TOTAL PERSONAL SERVICES	248,660

PETROLEUM AND COAL PRODUCTS - 4.17%
825		Amerada Hess Corp	67,964
738		Ashland, Inc	43,084
22,982		ChevronTexaco Corp	1,206,785
7,245		ConocoPhillips	629,083
200		ElkCorp	6,844
69,964	d	ExxonMobil Corp	3,586,355
300		Frontier Oil Corp	7,998
400	*	Giant Industries, Inc	10,604
274	*	Headwaters, Inc	7,809
200		Holly Corp	5,574
585		Lubrizol Corp	21,563
2,070		Lyondell Chemical Co	59,864
876		Murphy Oil Corp	70,474
465		Premcor, Inc	19,609
846		Sunoco, Inc	69,127
747	*	Tesoro Corp	23,799
2,814		Valero Energy Corp	127,756
174		WD-40 Co	4,943

		TOTAL PETROLEUM AND COAL PRODUCTS	5,969,235

PRIMARY METAL INDUSTRIES - 0.58%
1,000	*	AK Steel Holding Corp	14,470
9,503		Alcoa, Inc	298,584
700	*	Aleris International, Inc	11,844
900		Allegheny Technologies, Inc	19,503
1,708	*	Andrew Corp	23,280
400		Belden CDT, Inc	9,280
100	*	Brush Engineered Materials, Inc	1,850
200		Carpenter Technology Corp	11,692
100	*	Century Aluminum Co	2,626
572	*	CommScope, Inc	10,811
200		Curtiss-Wright Corp	11,482
150	*	Encore Wire Corp	2,000
1,379		Engelhard Corp	42,294
300	*	General Cable Corp	4,155
250		Gibraltar Industries, Inc	5,905
181	*	International Steel Group, Inc	7,341
262	*	Lone Star Technologies, Inc	8,767
272		Matthews International Corp (Class A)	10,010
450	*	Maverick Tube Corp	13,635

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
372		Mueller Industries, Inc	$11,978
100		NN, Inc	1,321
200	*	NS Group, Inc	5,560
1,734		Nucor Corp	90,757
682	*	Oregon Steel Mills, Inc	13,838
651		Precision Castparts Corp	42,758
224		Quanex Corp	15,360
200	*	RTI International Metals, Inc	4,108
200		Ryerson Tull, Inc	3,150
141		Schnitzer Steel Industries, Inc (Class A)	4,784
346		Steel Dynamics, Inc	13,106
400		Steel Technologies, Inc	11,004
200		Texas Industries, Inc	12,476
314		Tredegar Corp	6,346
1,205		United States Steel Corp	61,756
200	*	Wheeling-Pittsburgh Corp	7,708
600		Worthington Industries, Inc	11,748

		TOTAL PRIMARY METAL INDUSTRIES	827,287

PRINTING AND PUBLISHING - 0.78%
600		American Greetings Corp (Class A)	15,210
230		Banta Corp	10,295
1,155		Belo (A.H.) Corp Series A	30,307
300		Bowne & Co, Inc	4,878
100	*	Consolidated Graphics, Inc	4,590
49		Courier Corp	2,544
52		CSS Industries, Inc	1,652
500		Dex Media, Inc	12,480
594		Dow Jones & Co, Inc	25,578
149		Ennis, Inc	2,868
618		EW Scripps Co	29,837
2,782		Gannett Co, Inc	227,289
268		Harland (John H.) Co	9,675
700		Harte-Hanks, Inc	18,186
621		Hollinger International, Inc	9,737
215		Journal Communications, Inc	3,885
446	*	Journal Register Co	8,621
855		Knight Ridder, Inc	57,234
478		Lee Enterprises, Inc	22,026
100	*	Martha Stewart Living Omnimedia, Inc (Class A)	2,902
169		McClatchy Co (Class A)	12,136
2,052		McGraw-Hill Cos, Inc	187,840
232		Media General, Inc (Class A)	15,036
400		Meredith Corp	21,680
1,507		New York Times Co (Class A)	61,486
100	*	Playboy Enterprises, Inc (Class B)	1,229
1,202	*	Primedia, Inc	4,568
83		Pulitzer, Inc	5,383
2,310		R.R. Donnelley & Sons Co	81,520
973		Reader’s Digest Association, Inc (Class A)	13,534
300	*	Scholastic Corp	11,088
235		Standard Register Co	3,318
200		Thomas Nelson, Inc	4,520

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
2,616		Tribune Co	$110,238
554	*	Valassis Communications, Inc	19,395
57		Washington Post Co (Class B)	56,032
400		Wiley (John) & Sons, Inc (Class A)	13,936

		TOTAL PRINTING AND PUBLISHING	1,122,733

RAILROAD TRANSPORTATION - 0.47%
9,078	*	ADC Telecommunications, Inc	24,329
3,924		Burlington Northern Santa Fe Corp	185,644
2,442		CSX Corp	97,875
179		Florida East Coast Industries	8,073
159	*	Genesee & Wyoming, Inc (Class A)	4,473
850	*	Kansas City Southern Industries, Inc	15,071
4,364		Norfolk Southern Corp	157,933
2,735		Union Pacific Corp	183,929

		TOTAL RAILROAD TRANSPORTATION	677,327

REAL ESTATE - 0.10%
39	*	Avatar Holdings, Inc	1,876
1,199		Catellus Development Corp	36,689
300	*	CB Richard Ellis Group, Inc	10,065
59		Consolidated-Tomoka Land Co	2,537
330		Forest City Enterprises, Inc (Class A)	18,991
300	*	Jones Lang LaSalle, Inc	11,223
200		LNR Property Corp	12,582
588		St. Joe Co	37,750
1,142	*	Stewart Enterprises, Inc (Class A)	7,983
325	*	Trammell Crow Co	5,886

		TOTAL REAL ESTATE	145,582

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.24%
101	*	Applied Films Corp	2,178
389		Aptargroup, Inc	20,531
100		Bandag, Inc	4,981
600		Cooper Tire & Rubber Co	12,930
100	*	Deckers Outdoor Corp	4,699
1,909	*	Goodyear Tire & Rubber Co	27,986
226	*	Jarden Corp	9,817
166		Myers Industries, Inc	2,125
1,719		Nike, Inc (Class B)	155,896
61		Quixote Corp	1,240
524		Reebok International Ltd	23,056
353		Schulman (A.), Inc	7,558
891	*	Sealed Air Corp	47,464
100	*	Skechers U.S.A., Inc (Class A)	1,296
267		Spartech Corp	7,233
60	*	Trex Co, Inc	3,146
500		Tupperware Corp	10,360

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	342,496

SECURITY AND COMMODITY BROKERS - 2.06%
850		A.G. Edwards, Inc	36,729

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
300	*	Affiliated Managers Group, Inc	$20,322
2,446	*	Ameritrade Holding Corp	34,782
1,086		Bear Stearns Cos, Inc	111,109
216		Blackrock, Inc	16,688
200		Calamos Asset Management, Inc (Class A)	5,400
10,731		Charles Schwab Corp	128,343
351		Chicago Mercantile Exchange	80,274
3,766	*	E*Trade Financial Corp	56,302
794		Eaton Vance Corp	41,407
943		Federated Investors, Inc (Class B)	28,667
1,770		Franklin Resources, Inc	123,281
69		Gabelli Asset Management, Inc (Class A)	3,348
3,464		Goldman Sachs Group, Inc	360,395
1,578	*	Instinet Group, Inc	9,515
452	*	Investment Technology Group, Inc	9,040
671		Investors Financial Services Corp	33,537
2,626		Janus Capital Group, Inc	44,143
498		Jefferies Group, Inc	20,059
1,234	*	Knight Trading Group, Inc	13,512
600	*	LaBranche & Co, Inc	5,376
1,074		Legg Mason, Inc	78,681
2,926		Lehman Brothers Holdings, Inc	255,966
10,363		Merrill Lynch & Co, Inc	619,396
11,762		Morgan Stanley	653,026
257		Nuveen Investments, Inc	10,144
190	*	Piper Jaffray Cos	9,111
600		Raymond James Financial, Inc	18,588
680		SEI Investments Co	28,512
121		SWS Group, Inc	2,652
1,130		T Rowe Price Group, Inc	70,286
877		Waddell & Reed Financial, Inc (Class A)	20,952

		TOTAL SECURITY AND COMMODITY BROKERS	2,949,543

SOCIAL SERVICES - 0.01%
125	*	Bright Horizons Family Solutions, Inc	8,095
800	*	Res-Care, Inc	12,176

		TOTAL SOCIAL SERVICES	20,271

SPECIAL TRADE CONTRACTORS - 0.04%
100		Chemed Corp	6,711
409	*	Comfort Systems U.S.A., Inc	3,141
650	*	Dycom Industries, Inc	19,838
136	*	EMCOR Group, Inc	6,144
333	*	Integrated Electrical Services, Inc	1,612
968	*	Matrix Service Co	7,802
1,376	*	Quanta Services, Inc	11,008

		TOTAL SPECIAL TRADE CONTRACTORS	56,256

STONE, CLAY, AND GLASS PRODUCTS - 0.17%
54		Ameron International Corp	2,046
311		Apogee Enterprises, Inc	4,170

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
280	*	Cabot Microelectronics Corp	$11,214
135		CARBO Ceramics, Inc	9,315
14,483	*	Corning, Inc	170,465
128		Eagle Materials, Inc	11,053
94		Eagle Materials, Inc (Class B)	7,924
273		Florida Rock Industries, Inc	16,252
141		Libbey, Inc	3,132
700	*	U.S. Concrete, Inc	5,369

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	240,940

TOBACCO PRODUCTS - 1.11%
21,877		Altria Group, Inc	1,336,685
861		Loews Corp (Carolina Group)	24,926
1,612		Reynolds American, Inc	126,703
241		Universal Corp (Virginia)	11,529
1,753		UST, Inc	84,337
242		Vector Group Ltd	4,024

		TOTAL TOBACCO PRODUCTS	1,588,204

TRANSPORTATION BY AIR - 0.41%
995	*	Airtran Holdings, Inc	10,646
248	*	Alaska Air Group, Inc	8,305
313	*	America West Holdings Corp (Class B)	2,060
1,700	*	AMR Corp	18,615
620	*	Continental Airlines, Inc (Class B)	8,395
900	*	Delta Air Lines, Inc	6,732
876	*	ExpressJet Holdings, Inc	11,283
3,193		FedEx Corp	314,479
438	*	FLYi, Inc	775
193	*	Forward Air Corp	8,627
550	*	Frontier Airlines, Inc	6,276
1,027	*	JetBlue Airways Corp	23,847
200	*	Mesa Air Group, Inc	1,588
668	*	Northwest Airlines Corp	7,301
181	*	Offshore Logistics, Inc	5,877
400	*	Pinnacle Airlines Corp	5,576
600		Skywest, Inc	12,036
8,318		Southwest Airlines Co	135,417

		TOTAL TRANSPORTATION BY AIR	587,835

TRANSPORTATION EQUIPMENT - 2.50%
335	*	AAR Corp	4,563
148	*	Aftermarket Technology Corp	2,383
449		American Axle & Manufacturing Holdings, Inc	13,766
200		Arctic Cat, Inc	5,304
738		ArvinMeritor, Inc	16,509
1,039		Autoliv, Inc	50,184
1,094	*	BE Aerospace, Inc	12,734
9,138		Boeing Co	473,074
975		Brunswick Corp	48,263
270		Clarcor, Inc	14,788
200		Coachmen Industries, Inc	3,472

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
50		Curtiss-Wright Corp (Class B)	$2,813
1,700		Dana Corp	29,461
5,341		Delphi Corp	48,176
63	*	Ducommun, Inc	1,314
400		Federal Signal Corp	7,064
570	*	Fleetwood Enterprises, Inc	7,672
18,888		Ford Motor Co	276,520
300	*	GenCorp, Inc	5,571
2,103		General Dynamics Corp	219,974
4,885		General Motors Corp	195,693
900		Gentex Corp	33,318
1,900		Genuine Parts Co	83,714
1,292		Goodrich Corp	42,171
3,167		Harley-Davidson, Inc	192,395
801	*	Hayes Lemmerz International, Inc	7,073
100		Heico Corp	2,259
10		Heico Corp (Class A)	173
9,100		Honeywell International, Inc	322,231
200		Kaman Corp (Class A)	2,530
3,959		Lockheed Martin Corp	219,922
220		Monaco Coach Corp	4,525
654	*	Navistar International Corp	28,763
3,758		Northrop Grumman Corp	204,285
350		Oshkosh Truck Corp	23,933
1,942		Paccar, Inc	156,292
457		Polaris Industries, Inc	31,085
89	*	Sequa Corp (Class A)	5,442
200	*	Sports Resorts International, Inc	576
100		Standard Motor Products, Inc	1,580
32	*	Strattec Security Corp	2,004
200		Superior Industries International, Inc	5,810
285	*	Teledyne Technologies, Inc	8,388
347	*	Tenneco Automotive, Inc	5,982
1,338		Textron, Inc	98,744
400		Thor Industries, Inc	14,820
329		Trinity Industries, Inc	11,212
129	*	Triumph Group, Inc	5,096
187	*	TRW Automotive Holdings Corp	3,871
496	*	United Defense Industries, Inc	23,436
5,479		United Technologies Corp	566,255
1,203		Visteon Corp	11,753
270	*	Wabash National Corp	7,271
304		Westinghouse Air Brake Technologies Corp	6,481
200		Winnebago Industries, Inc	7,812

		TOTAL TRANSPORTATION EQUIPMENT	3,580,500

TRANSPORTATION SERVICES - 0.13%
52		Ambassadors Group, Inc	1,852
891		C.H. Robinson Worldwide, Inc	49,468
300	*	EGL, Inc	8,967
1,092		Expeditors International of Washington, Inc	61,021
438		GATX Corp	12,947
200	*	HUB Group, Inc	10,444
100	*	Navigant International, Inc	1,217

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
400	*	Pacer International, Inc	$8,504
262	*	RailAmerica, Inc	3,419
1,430		Sabre Holdings Corp	31,689

		TOTAL TRANSPORTATION SERVICES	189,528

TRUCKING AND WAREHOUSING - 0.51%
200		Arkansas Best Corp	8,978
700	*	Central Freight Lines, Inc	4,410
612		CNF, Inc	30,661
100	*	Covenant Transport, Inc (Class A)	2,082
378		Heartland Express, Inc	8,494
636		Hunt (J.B.) Transport Services, Inc	28,524
380	*	Landstar System, Inc	27,983
175	*	Old Dominion Freight Line	6,090
253		Overnite Corp	9,422
60	*	P.A.M. Transportation Services	1,125
700	*	Quality Distribution, Inc	5,908
133	*	SCS Transportation, Inc	3,108
215	*	Sirva, Inc	4,132
670	*	Swift Transportation Co, Inc	14,392
200	*	U.S. Xpress Enterprises, Inc (Class A)	5,860
6,158		United Parcel Service, Inc (Class B)	526,263
247		USF Corp	9,374
457		Werner Enterprises, Inc	10,346
477	*	Yellow Roadway Corp	26,574

		TOTAL TRUCKING AND WAREHOUSING	733,726

WATER TRANSPORTATION - 0.04%
400		Alexander & Baldwin, Inc	16,968
200	*	Gulfmark Offshore, Inc	4,454
256	*	Kirby Corp	11,361
300		Overseas Shipholding Group, Inc	16,560
123	*	Seabulk International, Inc	1,490

		TOTAL WATER TRANSPORTATION	50,833

WHOLESALE TRADE-DURABLE GOODS - 1.84%
100	*	1-800 Contacts, Inc	2,200
162		Action Performance Cos, Inc	1,780
1,016		Adesa, Inc	21,560
200		Agilysys, Inc	3,428
107	*	Alliance Imaging, Inc	1,204
356		Anixter International, Inc	12,812
300		Applied Industrial Technologies, Inc	8,220
1,174	*	Arrow Electronics, Inc	28,528
200	*	Audiovox Corp (Class A)	3,156
208	*	Aviall, Inc	4,778
1,339	*	Avnet, Inc	24,423
400		Barnes Group, Inc	10,604
186	*	BioVeris Corp	1,360
592		BorgWarner, Inc	32,069
205	*	Brightpoint, Inc	4,006
309		Carlisle Cos, Inc	20,060
642		CDW Corp	42,597
101	*	Department 56, Inc	1,682

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
400	*	Digi International, Inc	$6,876
256	*	Global Imaging Systems, Inc	10,112
251		Handleman Co	5,391
600		Hughes Supply, Inc	19,410
1,300		IKON Office Solutions, Inc	15,028
249	*	Imagistics International, Inc	8,381
1,200	*	Ingram Micro, Inc (Class A)	24,960
468	*	Insight Enterprises, Inc	9,603
100	*	Insurance Auto Auctions, Inc	2,242
31,786		Johnson & Johnson	2,015,868
94	*	Keystone Automotive Industries, Inc	2,186
270		Knight Transportation, Inc	6,696
45		Lawson Products, Inc	2,269
155	*	LKQ Corp	3,111
483		Martin Marietta Materials, Inc	25,918
400	*	Merge Technologies, Inc	8,900
187		Metal Management, Inc	5,025
2,000	*	Microtek Medical Holdings, Inc	8,120
222	*	Navarre Corp	3,907
300		Owens & Minor, Inc	8,451
1,312	*	Patterson Cos, Inc	56,928
614		Pep Boys-Manny Moe & Jack	10,481
600	*	PSS World Medical, Inc	7,509
300		Reliance Steel & Aluminum Co	11,688
1,256	*	Safeguard Scientifics, Inc	2,663
133	*	Scansource, Inc	8,267
567		SCP Pool Corp	18,087
200	*	TBC Corp	5,560
616	*	Tech Data Corp	27,966
840		W.W. Grainger, Inc	55,961
200		Watsco, Inc	7,044
200	*	WESCO International, Inc	5,928
437	*	Zoran Corp	5,060

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,640,063

WHOLESALE TRADE-NONDURABLE GOODS - 0.71%
380		Acuity Brands, Inc	12,084
100		Advanced Marketing Services, Inc	1,006
600		Airgas, Inc	15,906
200	*	Allscripts Healthcare Solutions, Inc	2,134
1,164		AmerisourceBergen Corp	68,304
644		Brown-Forman Corp (Class B)	31,350
4,595		Cardinal Health, Inc	267,199
110	*	Central European Distribution Corp	3,249
330		Chiquita Brands International, Inc	7,280
1,137		DIMON, Inc	7,641
499	*	Endo Pharmaceuticals Holdings, Inc	10,489
164		Getty Realty Corp	4,712
217	*	Hain Celestial Group, Inc	4,485
468	*	Henry Schein, Inc	32,592
100		Kenneth Cole Productions, Inc (Class A)	3,086
3,257		McKesson Corp	102,465
283	*	Men’s Wearhouse, Inc	9,045

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
214	*	Metals USA, Inc	$3,970
80		Nash Finch Co	3,021
559		Nu Skin Enterprises, Inc (Class A)	14,187
493	*	Performance Food Group Co	13,267
600		Perrigo Co	10,362
200	*	Perry Ellis International, Inc	4,070
363	*	Priority Healthcare Corp (Class B)	7,902
277		Russell Corp	5,396
171	*	School Specialty, Inc	6,594
100	*	Smart & Final, Inc	1,439
400		Standard Commercial Corp	7,784
400		Stride Rite Corp	4,468
1,397		Supervalu, Inc	48,224
6,838		Sysco Corp	261,006
292	*	Tractor Supply Co	10,865
350	*	United Natural Foods, Inc	10,885
360	*	United Stationers, Inc	16,632

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,013,099

		TOTAL COMMON STOCKS (Cost $141,456,403)	141,903,693

PRINCIPAL
SHORT-TERM INVESTMENTS - 1.75%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.75%
$2,510,000	d	Federal Home Loan Bank (FHLB)
		1.000%, 01/03/05	2,509,550

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	2,509,550

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,509,826)	2,509,550

		TOTAL PORTFOLIO - 100.84% (Cost $143,969,848)	144,420,113
		OTHER ASSETS & LIABILITIES, NET - (0.84%)	(1,198,068)

		NET ASSETS - 100.00%	$143,222,045

*	Non-income producing

b	In bankruptcy

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2004, the value of these securities amounted to $0 or 0.00% of net assets.

v	Security valued at fair value

TIAA-CREF Life Funds — Stock Index Fund

Restricted security held by the Fund is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE
McLeod (Escrow)	05/14/02	$—	$—

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $145,831,050. Net unrealized depreciation of portfolio investments aggregated $1,410,937 of which $24,316,817 related to appreciated portfolio investments and $25,727,754 related to depreciated portfolio investments.

Open Futures Contracts:

	Number of Contracts (Long positions)	Market Value	Expiration Date	Unrealized Gain
E-mini Russell 2000 Index	3	$196,185	March 2005	$3,599
E-mini S&P 500 Index	13	788,905	March 2005	9,914

Total				$13,513

TIAA-CREF Life Funds — Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS

TIAA-CREF Life Social Choice Equity Fund

December 31, 2004

SHARES			VALUE
COMMON STOCKS - 99.62%
AMUSEMENT AND RECREATION SERVICES - 0.03%
200	*	Gaylord Entertainment Co	$8,306

		TOTAL AMUSEMENT AND RECREATION SERVICES	8,306

APPAREL AND ACCESSORY STORES - 0.47%
100	*	Charming Shoppes, Inc	937
400		Foot Locker, Inc	10,772
2,191		Gap, Inc	46,274
400		Nordstrom, Inc	18,692
400		Ross Stores, Inc	11,548
1,700		TJX Cos, Inc	42,721

		TOTAL APPAREL AND ACCESSORY STORES	130,944

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
900	*	Collins & Aikman Corp	3,924
300		Liz Claiborne, Inc	12,663
200		Oxford Industries, Inc	8,260
200		Phillips-Van Heusen Corp	5,400

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	30,247

AUTO REPAIR, SERVICES AND PARKING - 0.01%
68		Ryder System, Inc	3,248

		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,248

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.12%
200	*	Autozone, Inc	18,262
228	*	Carmax, Inc	7,079
400	*	Rush Enterprises, Inc	6,924

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	32,265

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.51%
7,028		Home Depot, Inc	300,377
2,000		Lowe’s Cos	115,180

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	415,557

BUSINESS SERVICES - 6.27%
300	*	24/7 Real Media, Inc	1,299
1,900	*	3Com Corp	7,923
551		Adobe Systems, Inc	34,570

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
257	*	Akamai Technologies, Inc	$3,349
100	*	Aspect Communications Corp	1,114
2,483		Automatic Data Processing, Inc	110,121
733	*	BEA Systems, Inc	6,494
271	*	Bisys Group, Inc	4,458
100	*	Blue Coat Systems, Inc	1,861
379	*	BMC Software, Inc	7,049
500	*	Brocade Communications Systems, Inc	3,820
550	*	Cadence Design Systems, Inc	7,596
500	*	Ceridian Corp	9,140
100	*	Checkfree Corp	3,808
190	*	Ciber, Inc	1,832
190	*	Citrix Systems, Inc	4,661
274	*	CNET Networks, Inc	3,077
420	*	Cognizant Technology Solutions Corp	17,779
593	*	Compuware Corp	3,837
700	*	Convergys Corp	10,493
100	*	CSG Systems International, Inc	1,870
400	*	DST Systems, Inc	20,848
200	*	Dun & Bradstreet Corp	11,930
600	*	Electronic Arts, Inc	37,008
2,351		Electronic Data Systems Corp	54,308
100	*	Equinix, Inc	4,274
700	*	Fiserv, Inc	28,133
46	*	Getty Images, Inc	3,167
200		Henry (Jack) & Associates, Inc	3,982
850		IMS Health, Inc	19,729
1,100	*	Innovative Solutions & Support, Inc	36,696
424	*	Intuit, Inc	18,660
246	*	Iron Mountain, Inc	7,501
1,295	*	Juniper Networks, Inc	35,211
100	*	Keynote Systems, Inc	1,392
300	*	Lamar Advertising Co	12,834
100		Manpower, Inc	4,830
23,700		Microsoft Corp	633,027
544	*	Monster Worldwide, Inc	18,300
900	*	Novell, Inc	6,075
800		Omnicom Group, Inc	67,456
9,300	*	Oracle Corp	127,596
300	*	Perot Systems Corp (Class A)	4,809
100	*	Pixar	8,561
20	*	Portal Software, Inc	53
300	*	Red Hat, Inc	4,005
600		Robert Half International, Inc	17,658
500	*	Sapient Corp	3,955
86	*	Scansoft, Inc	360
1,000	*	Siebel Systems, Inc	10,500
520	*	Spherion Corp	4,368
8,700	*	Sun Microsystems, Inc	46,806
879	*	SunGard Data Systems, Inc	24,902
1,108	*	Symantec Corp	28,542
170	*	Synopsys, Inc	3,335
700		Total System Services, Inc	17,010

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
600	*	Unisys Corp	$6,108
200	*	Universal Compression Holdings, Inc	6,982
700	*	VeriSign, Inc	23,464
900	*	Veritas Software Corp	25,695
2,500	*	Yahoo!, Inc	94,200

		TOTAL BUSINESS SERVICES	1,730,421

CHEMICALS AND ALLIED PRODUCTS - 8.90%
200	*	Abgenix, Inc	2,068
71	*	Able Laboratories, Inc	1,615
100	*	Adolor Corp	992
1,300		Air Products & Chemicals, Inc	75,361
100	*	Alexion Pharmaceuticals, Inc	2,520
100	*	Alkermes, Inc	1,409
900		Allergan, Inc	72,963
100	*	American Pharmaceutical Partners, Inc	3,741
3,911	*	Amgen, Inc	250,891
200	*	Amylin Pharmaceuticals, Inc	4,672
100	*	Atherogenics, Inc	2,356
1,000		Avery Dennison Corp	59,970
1,000		Avon Products, Inc	38,700
525	*	Barr Pharmaceuticals, Inc	23,909
600	*	Benthley Pharmaceuticals, Inc	6,450
200	*	Bioenvision, Inc	1,792
874	*	Biogen Idec, Inc	58,217
400	*	BioMarin Pharmaceutical, Inc	2,556
100	*	Biosite, Inc	6,154
524	*	Bone Care International, Inc	14,593
200	*	Bradley Pharmaceuticals, Inc	3,880
325		Cabot Corp	12,571
300	*	Cell Therapeutics, Inc	2,442
100	*	Cephalon, Inc	5,088
200	*	Chattem, Inc	6,620
639		Clorox Co	37,656
1,703		Colgate-Palmolive Co	87,125
200	*	Cubist Pharmaceuticals, Inc	2,366
200	*	Cytogen Corp	2,304
100	*	Dendreon Corp	1,078
474		Diagnostic Products Corp	26,094
93	*	Digene Corp	2,432
518	*	Dov Pharmaceutical, Inc	9,350
3,076	*	Durect Corp	10,089
200	*	Dusa Pharmaceuticals, Inc	2,860
1,600		Ecolab, Inc	56,208
300	*	Encysive Pharmaceuticals, Inc	2,979
600	*	Eon Labs, Inc	16,200
200	*	EPIX Pharmaceuticals, Inc	3,582
532	*	First Horizon Pharmaceutical	12,177
1,400	*	Forest Laboratories, Inc	62,804
500	*	Genaera Corp	1,710
808	*	Genzyme Corp	46,921
300	*	Geron Corp	2,391

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
1,094	*	Gilead Sciences, Inc	$38,279
3,814		Gillette Co	170,791
600	*	Guilford Pharmaceuticals, Inc	2,970
268		H.B. Fuller Co	7,641
441	*	Hollis-Eden Pharmaceuticals	4,154
500	*	Human Genome Sciences, Inc	6,010
200	*	ICOS Corp	5,656
300	*	Idexx Laboratories, Inc	16,377
500	*	Immunogen, Inc	4,420
392	*	Immunomedics, Inc	1,192
600	*	Impax Laboratories, Inc	9,528
100	*	Indevus Pharmaceuticals, Inc	596
261	*	Inverness Medical Innovations, Inc	6,551
100	*	Invitrogen Corp	6,713
435	*	Isis Pharmaceuticals, Inc	2,567
1,196	*	King Pharmaceuticals, Inc	14,830
300	*	KV Pharmaceutical Co (Class A)	6,615
327	*	Lannett Co, Inc	3,221
234	*	Ligand Pharmaceuticals, Inc (Class B)	2,724
200		Mannatech, Inc	3,808
300	*	Martek Biosciences Corp	15,360
200	*	Medarex, Inc	2,156
600		Medicis Pharmaceutical Corp (Class A)	21,066
668	*	MedImmune, Inc	18,109
7,294		Merck & Co, Inc	234,429
200	*	MGI Pharma, Inc	5,602
800	*	Millennium Pharmaceuticals, Inc	9,696
1,501		Mylan Laboratories, Inc	26,538
400	*	Nabi Biopharmaceuticals	5,860
300	*	Nektar Therapeutics	6,072
300	*	Neose Technologies, Inc	2,016
442	*	Noven Pharmaceuticals, Inc	7,541
100	*	NPS Pharmaceuticals, Inc	1,828
100	*	Nuvelo, Inc	985
200	*	OraSure Technologies, Inc	1,344
100	*	OSI Pharmaceuticals, Inc	7,485
1,100	*	Pain Therapeutics, Inc	7,931
1,870	*	Palatin Technologies, Inc	4,974
400	*	Penwest Pharmaceuticals Co	4,784
1,200	*	Peregrine Pharmaceuticals, Inc	1,404
200	*	Pozen, Inc	1,454
800	*	Praecis Pharmaceuticals, Inc	1,520
1,350		Praxair, Inc	59,603
9,109		Procter & Gamble Co	501,724
227	*	Progenics Pharmaceuticals	3,895
200	*	Protein Design Labs, Inc	4,132
300	*	QLT, Inc	4,824
735		Rohm & Haas Co	32,509
450	*	Salix Pharmaceuticals Ltd	7,916
200	*	Sepracor, Inc	11,874
500		Sigma-Aldrich Corp	30,230
500	*	SuperGen, Inc	3,525
200	*	Tanox, Inc	3,040

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
58	*	United Therapeutics Corp	$2,619
200	*	Vertex Pharmaceuticals, Inc	2,114
700	*	Vion Pharmaceuticals, Inc	3,283
600	*	Watson Pharmaceuticals, Inc	19,686
400	*	Zila, Inc	1,712
529	*	Zymogenetics, Inc	12,167

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,455,506

COMMUNICATIONS - 4.85%
651		Alltel Corp	38,253
2,391		AT&T Corp	45,572
1,200	*	Avaya, Inc	20,640
5,600		BellSouth Corp	155,624
3,929	*	Comcast Corp (Class A)	130,757
2,200	*	Comcast Corp (Special Class A)	72,248
1,088	*	IAC/InterActiveCorp	30,051
100	*	Infonet Services Corp (Class B)	202
509	*	Liberty Media International, Inc	23,531
1,897	*	Lucent Technologies Inc Wts 12/10/07	2,997
11,900	*	Lucent Technologies, Inc	44,744
1,000	*	Mastec, Inc	10,110
1,525	*	Nextel Communications, Inc (Class A)	45,750
200	*	Novatel Wireless, Inc	3,876
100	*	NTL, Inc	7,296
350	*	Paxson Communications Corp	483
11,648		SBC Communications, Inc	300,169
2,877		Sprint Corp	71,493
200	*	UnitedGlobalcom, Inc (Class A)	1,932
400	*	Univision Communications, Inc (Class A)	11,708
7,776		Verizon Communications, Inc	315,006
200	*	XM Satellite Radio Holdings, Inc	7,524

		TOTAL COMMUNICATIONS	1,339,966

DEPOSITORY INSTITUTIONS - 9.85%
1,300		AmSouth Bancorp	33,670
3,100		BB&T Corp	130,355
800		Comerica, Inc	48,816
2,400		Fifth Third Bancorp	113,472
1,200		Golden West Financial Corp	73,704
15,300		JPMorgan Chase & Co	596,853
2,600		KeyCorp	88,140
1,500		Mellon Financial Corp	46,665
3,583		National City Corp	134,542
577		New York Community Bancorp, Inc	11,869
859		North Fork Bancorp, Inc	24,782
500		Northern Trust Corp	24,290
1,549		PNC Financial Services Group, Inc	88,975
1,164		Regions Financial Corp	41,427
600		Sovereign Bancorp, Inc	13,530
1,100		State Street Corp	54,032
1,400		SunTrust Banks, Inc	103,432
500		Synovus Financial Corp	14,290
9,000		U.S. Bancorp	281,880

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
100		UnionBanCal Corp	$6,448
6,100		Wachovia Corp	320,860
7,500		Wells Fargo & Co	466,125

		TOTAL DEPOSITORY INSTITUTIONS	2,718,157

EATING AND DRINKING PLACES - 0.83%
100	*	CKE Restaurants, Inc	1,451
493		Darden Restaurants, Inc	13,676
6,266		McDonald's Corp	200,888
41		Outback Steakhouse, Inc	1,877
300		Wendy’s International, Inc	11,778

		TOTAL EATING AND DRINKING PLACES	229,670

EDUCATIONAL SERVICES - 0.15%
462	*	Apollo Group, Inc (Class A)	37,288
100	*	Career Education Corp	4,000

		TOTAL EDUCATIONAL SERVICES	41,288

ELECTRIC, GAS, AND SANITARY SERVICES - 4.94%
2,650	*	AES Corp	36,226
696		AGL Resources, Inc	23,135
633		Allete, Inc	23,263
3,459	*	Aquila, Inc	12,764
1,728		Avista Corp	30,534
700		Black Hills Corp	21,476
400	*	Casella Waste Systems, Inc (Class A)	5,856
100		Citizens Communications Co	1,379
1,447		Cleco Corp	29,316
3,007		DPL, Inc	75,506
2,300		Empire District Electric Co	52,164
1,400		Equitable Resources, Inc	84,924
2,200		Hawaiian Electric Industries, Inc	64,130
1,800		Idacorp, Inc	55,026
1,845		KeySpan Corp	72,785
1,115		Kinder Morgan, Inc	81,540
500		MGE Energy, Inc	18,015
2,400		National Fuel Gas Co	68,016
1,092		Nicor, Inc	40,338
2,686		NiSource, Inc	61,187
4,600		OGE Energy Corp	121,946
246		Otter Tail Corp	6,280
779		Peoples Energy Corp	34,237
2,600		Pepco Holdings, Inc	55,432
3,459		Puget Energy, Inc	85,437
926		Questar Corp	47,189
200		Resource America, Inc (Class A)	6,500
2,000	*	Sierra Pacific Resources	21,000
100	*	Stericycle, Inc	4,595
200		UGI Corp	8,182
1,155		Unisource Energy Corp	27,847
150	*	Waste Connections, Inc	5,138
600		Western Gas Resources, Inc	17,550

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
287		WGL Holdings, Inc	$8,851
3,378		Williams Cos, Inc	55,028

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,362,792

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.37%
1,162	*	Advanced Micro Devices, Inc	25,587
119	*	Agere Systems, Inc (Class A)	163
2,920	*	Agere Systems, Inc (Class B)	3,942
1,000	*	Altera Corp	20,700
700		American Power Conversion Corp	14,980
512		Ametek, Inc	18,263
800		Analog Devices, Inc	29,536
500	*	Artesyn Technologies, Inc	5,650
700	*	Avanex Corp	2,317
635		AVX Corp	8,001
461		Baldor Electric Co	12,691
600	*	Broadcom Corp (Class A)	19,368
136	*	Broadwing Corp	1,239
300	*	Carrier Access Corp	3,204
240	*	C-COR, Inc	2,232
1,400	*	CIENA Corp	4,676
300	*	Comverse Technology, Inc	7,335
100	*	Ditech Communications Corp	1,495
4,300	*	Eagle Broadband, Inc	2,838
3,178		Emerson Electric Co	222,778
1,100	*	Finisar Corp	2,508
300	*	Harmonic, Inc	2,502
300		Hubbell, Inc (Class B)	15,690
16,947		Intel Corp	396,390
100	*	Interdigital Communications Corp	2,210
100		Intersil Corp (Class A)	1,674
389	*	Jabil Circuit, Inc	9,951
4,657	*	JDS Uniphase Corp	14,763
142	*	Kemet Corp	1,271
1,277	*	LSI Logic Corp	6,998
700		Maxim Integrated Products, Inc	29,673
155	*	McData Corp (Class A)	924
200	*	Merix Corp	2,304
200		Microchip Technology, Inc	5,332
1,432	*	Micron Technology, Inc	17,685
700		Molex, Inc	21,000
6,600		Motorola, Inc	113,520
1,600	*	MRV Communications, Inc	5,872
174	*	Mykrolis Corp	2,465
1,200		National Semiconductor Corp	21,540
200	*	NMS Communications Corp	1,262
236	*	Novellus Systems, Inc	6,582
100	*	Openwave Systems, Inc	1,546
1,800	*	Optical Communication Products, Inc	4,500
200	*	Power-One, Inc	1,784
3,800		Qualcomm, Inc	161,120
252		Scientific-Atlanta, Inc	8,318
2,892	*	Sirius Satellite Radio, Inc	22,124

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
200	*	Stratex Networks, Inc	$452
400	*	Sycamore Networks, Inc	1,624
1,300	*	Tellabs, Inc	11,167
900	*	Terayon Communication Systems, Inc	2,439
4,974		Texas Instruments, Inc	122,460
538	*	Thomas & Betts Corp	16,543
500	*	Tripath Technology, Inc	625
110	*	Utstarcom, Inc	2,437
600	*	Vishay Intertechnology, Inc	9,012
541	*	Vitesse Semiconductor Corp	1,910
800		Xilinx, Inc	23,720
625	*	Zhone Technologies, Inc	1,619

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,482,511

ENGINEERING AND MANAGEMENT SERVICES - 0.57%
200	*	Accelrys, Inc	1,560
100	*	Affymetrix, Inc	3,655
200	*	Antigenics, Inc	2,024
200	*	Applera Corp (Celera Genomics Group)	2,750
200	*	Ariad Pharmaceuticals, Inc	1,486
300	*	Axonyx, Inc	1,860
744	*	BearingPoint, Inc	5,974
360	*	Ciphergen Biosystems, Inc	1,548
100	*	Covance, Inc	3,875
300	*	CuraGen Corp	2,148
100	*	CV Therapeutics, Inc	2,300
400	*	Decode Genetics, Inc	3,124
87	*	Digitas, Inc	831
200	*	Dyax Corp	1,444
767	*	Incyte Corp	7,662
100	*	Kosan Biosciences, Inc	693
100	*	Lexicon Genetics, Inc	776
200	*	Luminex Corp	1,776
617		Moody's Corp	53,586
300	*	Oscient Pharmaceuticals Corp	1,095
1,352		Paychex, Inc	46,076
211	*	Regeneron Pharmaceuticals, Inc	1,943
500	*	Seattle Genetics, Inc	3,265
100	*	Symyx Technologies, Inc	3,008
152	*	TRC Cos, Inc	2,584

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	157,043

FABRICATED METAL PRODUCTS - 1.20%
80		Commercial Metals Co	4,045
1,600	*	Crown Holdings, Inc	21,984
100		Gulf Island Fabrication, Inc	2,183
230		Harsco Corp	12,820
1,901		Illinois Tool Works, Inc	176,185
100	*	Jacuzzi Brands, Inc	870
2,040		Masco Corp	74,521
147		Snap-On, Inc	5,051
600		Stanley Works	29,394
2,169	*	Tower Automotive, Inc	5,184

		TOTAL FABRICATED METAL PRODUCTS	332,237

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
FOOD AND KINDRED PRODUCTS - 3.72%
1,303		Campbell Soup Co	$38,947
7,900		Coca-Cola Co	328,877
762		Coca-Cola Enterprises, Inc	15,888
1,300		General Mills, Inc	64,623
1,208		H.J. Heinz Co	47,100
1,164		Hershey Foods Corp	64,648
1,064		Kellogg Co	47,518
300		Pepsi Bottling Group, Inc	8,112
6,552		PepsiCo, Inc	342,014
1,000		Wrigley (Wm.) Jr Co	69,190

		TOTAL FOOD AND KINDRED PRODUCTS	1,026,917

FOOD STORES - 0.73%
1,673		Albertson’s, Inc	39,951
2,500	*	Kroger Co	43,850
400	*	Pathmark Stores, Inc	2,324
1,708	*	Safeway, Inc	33,716
1,317	*	Starbucks Corp	82,128

		TOTAL FOOD STORES	201,969

FURNITURE AND FIXTURES - 0.41%
300		Hillenbrand Industries, Inc	16,662
1,000		Johnson Controls, Inc	63,440
400		Leggett & Platt, Inc	11,372
867		Newell Rubbermaid, Inc	20,973

		TOTAL FURNITURE AND FIXTURES	112,447

FURNITURE AND HOMEFURNISHINGS STORES - 0.36%
865	*	Bed Bath & Beyond, Inc	34,453
700		Best Buy Co, Inc	41,594
500		Circuit City Stores, Inc (Circuit City Group)	7,820
400		RadioShack Corp	13,152
100	*	Williams-Sonoma, Inc	3,504

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	100,523

GENERAL BUILDING CONTRACTORS - 0.34%
200		Centex Corp	11,916
481		D.R. Horton, Inc	19,389
300		Lennar Corp (Class A)	17,004
20		Lennar Corp (Class B)	1,044
700		Pulte Homes, Inc	44,660

		TOTAL GENERAL BUILDING CONTRACTORS	94,013

GENERAL MERCHANDISE STORES - 1.63%
100	*	Big Lots, Inc	1,213
1,300		Costco Wholesale Corp	62,933
853		Dollar General Corp	17,717
248	*	Dollar Tree Stores, Inc	7,113
500		Family Dollar Stores, Inc	15,615
900		J.C. Penney Co, Inc	37,260
1,000	*	Kohl’s Corp	49,170
1,600		May Department Stores Co	47,040

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
100		Neiman Marcus Group, Inc (Class A)	$7,154
500		Saks, Inc	7,255
1,140		Sears Roebuck & Co	58,174
2,700		Target Corp	140,211

		TOTAL GENERAL MERCHANDISE STORES	450,855

HEALTH SERVICES - 0.61%
100	*	Apria Healthcare Group, Inc	3,295
1,087	*	Caremark Rx, Inc	42,860
150	*	Coventry Health Care, Inc	7,962
247	*	DaVita, Inc	9,764
300	*	Express Scripts, Inc	22,932
100	*	Gentiva Health Services, Inc	1,672
1,100		Health Management Associates, Inc (Class A)	24,992
100		Hooper Holmes, Inc	592
300	*	Lincare Holdings, Inc	12,795
400		Manor Care, Inc	14,172
100	*	NeighborCare, Inc	3,072
100	*	OCA, Inc	635
80	*	Specialty Laboratories, Inc	883
400	*	Triad Hospitals, Inc	14,884
200		Universal Health Services, Inc (Class B)	8,900

		TOTAL HEALTH SERVICES	169,410

HOLDING AND OTHER INVESTMENT OFFICES - 2.95%
1,040		Allied Capital Corp	26,874
300		AMB Property Corp	12,117
917		Archstone-Smith Trust	35,121
100		AvalonBay Communities, Inc	7,530
300		Boston Properties, Inc	19,401
500		Crescent Real Estate Equities Co	9,130
442		Duke Realty Corp	15,090
3,446		Equity Office Properties Trust	100,347
1,718		Equity Residential	62,157
200		Fremont General Corp	5,036
400		Friedman Billings Ramsey Group, Inc	7,756
400		Harris & Harris Group, Inc	6,552
800		iStar Financial, Inc	36,208
600		Kimco Realty Corp	34,794
1,000		Prologis	43,330
700		Public Storage, Inc	39,025
900		Simon Property Group, Inc	58,203
400		Thornburg Mortgage, Inc	11,584
500		Vornado Realty Trust	38,065
5,100		Washington Mutual, Inc	215,628
789		Weingarten Realty Investors	31,639

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	815,587

HOTELS AND OTHER LODGING PLACES - 0.04%
100		Choice Hotels International, Inc	5,800
200		Marcus Corp	5,028

		TOTAL HOTELS AND OTHER LODGING PLACES	10,828

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 8.47%
4,166		3M Co	$341,904
600	*	American Standard Cos, Inc	24,792
971	*	Apple Computer, Inc	62,532
4,100	*	Applied Materials, Inc	70,110
200	*	Authentidate Holding Corp	1,238
200		Black & Decker Corp	17,666
100	*	Cirrus Logic, Inc	551
17,800	*	Cisco Systems, Inc	343,540
334		Cummins, Inc	27,986
900		Deere & Co	66,960
6,300	*	Dell, Inc	265,482
5,641	*	EMC Corp	83,882
138	*	Emulex Corp	2,324
600	*	Global Power Equipment Group, Inc	5,904
583		Graco, Inc	21,775
990	*	Grant Prideco, Inc	19,850
8,819		Hewlett-Packard Co	184,934
355	*	InFocus Corp	3,252
5,200		International Business Machines Corp	512,616
74	*	Lam Research Corp	2,139
300	*	Lexmark International, Inc	25,500
77		Lincoln Electric Holdings, Inc	2,659
1,162	*	Milacron, Inc	3,939
292		Modine Manufacturing Co	9,861
400	*	National-Oilwell, Inc	14,116
1,000	*	Network Appliance, Inc	33,220
400		Nordson Corp	16,028
220	*	PalmOne, Inc	6,941
200		Pentair, Inc	8,712
1,400		Pitney Bowes, Inc	64,792
300	*	Sandisk Corp	7,491
508	*	Semitool, Inc	4,714
1,000	*	Silicon Graphics, Inc	1,730
344	*	Smith International, Inc	18,717
3,788	*	Solectron Corp	20,190
200		SPX Corp	8,012
92	*	Storage Technology Corp	2,908
139	*	Western Digital Corp	1,507
1,673	*	Xerox Corp	28,458

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,338,932

INSTRUMENTS AND RELATED PRODUCTS - 3.60%
177	*	Advanced Medical Optics, Inc	7,282
97	*	Aksys Ltd	539
1,300		Applera Corp (Applied Biosystems Group)	27,183
400		Bard (C.R.), Inc	25,592
283		Bausch & Lomb, Inc	18,242
2,300		Baxter International, Inc	79,442
200		Beckman Coulter, Inc	13,398
1,300		Becton Dickinson & Co	73,840
800		Biomet, Inc	34,712
2,320	*	Boston Scientific Corp	82,476

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
200	*	Bruker BioSciences Corp	$806
300	*	Cardiac Science, Inc	642
350	*	Closure Medical Corp	6,825
100	*	Cytyc Corp	2,757
300		Dentsply International, Inc	16,860
100	*	Edwards Lifesciences Corp	4,126
100	*	Faro Technologies, Inc	3,118
56	*	Fisher Scientific International, Inc	3,493
940		Guidant Corp	67,774
100	*	Ista Pharmaceuticals, Inc	1,012
500	*	KLA-Tencor Corp	23,290
200	*	Lexar Media, Inc	1,568
4,466		Medtronic, Inc	221,826
71	*	MKS Instruments, Inc	1,317
200		Movado Group, Inc	3,730
500	*	Nanogen, Inc	3,680
100		Oakley, Inc	1,275
900		PerkinElmer, Inc	20,241
1,400	*	St. Jude Medical, Inc	58,702
1,400		Stryker Corp	67,550
200		Teleflex, Inc	10,388
700	*	Thermo Electron Corp	21,133
300	*	TriPath Imaging, Inc	2,691
400	*	Varian Medical Systems, Inc	17,296
300	*	Waters Corp	14,037
700	*	Zimmer Holdings, Inc	56,084

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	994,927

INSURANCE AGENTS, BROKERS AND SERVICE - 0.48%
100		Brown & Brown, Inc	4,355
300		Gallagher (Arthur J.) & Co	9,750
2,100		Marsh & McLennan Cos, Inc	69,090
1,165	*	Medco Health Solutions, Inc	48,464

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	131,659

INSURANCE CARRIERS - 5.42%
441		Aetna, Inc	55,015
1,600		Aflac, Inc	63,744
85	*	Alleghany Corp	24,246
100		Ambac Financial Group, Inc	8,213
7,100		American International Group, Inc	466,257
500		Chubb Corp	38,450
500		Cigna Corp	40,785
630		Cincinnati Financial Corp	27,884
300		Erie Indemnity Co (Class A)	15,771
69		Fidelity National Financial, Inc	3,151
649		Hartford Financial Services Group, Inc	44,982
200	*	Health Net, Inc	5,774
600	*	Humana, Inc	17,814
300		Jefferson-Pilot Corp	15,588
800		Lincoln National Corp	37,344
300		MBIA, Inc	18,984
100		MGIC Investment Corp	6,891

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
200	*	Pacificare Health Systems, Inc	$11,304
468		Phoenix Cos, Inc	5,850
100	*	PMA Capital Corp (Class A)	1,035
900		Principal Financial Group	36,846
500		Progressive Corp	42,420
2,050		Prudential Financial, Inc	112,668
400		Safeco Corp	20,896
1,216		St. Paul Travelers Cos, Inc	45,077
2,272		UnitedHealth Group, Inc	200,004
700		UnumProvident Corp	12,558
1,006	*	WellPoint, Inc	115,690

		TOTAL INSURANCE CARRIERS	1,495,241

LEATHER AND LEATHER PRODUCTS - 0.05%
252	*	Coach, Inc	14,213

		TOTAL LEATHER AND LEATHER PRODUCTS	14,213

LUMBER AND WOOD PRODUCTS - 0.02%
400	*	Champion Enterprises, Inc	4,728

		TOTAL LUMBER AND WOOD PRODUCTS	4,728

METAL MINING - 0.16%
267		Cleveland-Cliffs, Inc	27,731
900		Royal Gold, Inc	16,416

		TOTAL METAL MINING	44,147

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
200		Callaway Golf Co	2,700
271	*	K2, Inc	4,303
1,742		Mattel, Inc	33,952

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	40,955

MISCELLANEOUS RETAIL - 1.83%
486	*	Amazon.com, Inc	21,525
1,500		CVS Corp	67,605
1,182	*	eBay, Inc	137,443
200		Michaels Stores, Inc	5,994
700	*	Office Depot, Inc	12,152
300		Omnicare, Inc	10,386
200		Petsmart, Inc	7,106
16	*	Priceline.com, Inc	377
1,307		Staples, Inc	44,059
300		Tiffany & Co	9,591
604	*	Toys ‘R’ Us, Inc	12,364
3,500		Walgreen Co	134,295
840		World Fuel Services Corp	41,832

		TOTAL MISCELLANEOUS RETAIL	504,729

MOTION PICTURES - 2.07%
8,496	*	Liberty Media Corp (Class A)	93,286
915		Metro-Goldwyn-Mayer, Inc	10,870
200		Regal Entertainment Group (Class A)	4,150
12,764	*	Time Warner, Inc	248,132
7,767		Walt Disney Co	215,923

		TOTAL MOTION PICTURES	572,361

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
NONDEPOSITORY INSTITUTIONS - 4.45%
200		Advanta Corp (Class A)	$4,524
299		American Capital Strategies Ltd	9,972
4,753		American Express Co	267,927
750		Capital One Financial Corp	63,157
823		CIT Group, Inc	37,710
1,500		Countrywide Financial Corp	55,515
4,300		Fannie Mae	306,203
3,200		Freddie Mac	235,840
4,171		MBNA Corp	117,580
1,723	*	Providian Financial Corp	28,378
1,900		SLM Corp	101,441

		TOTAL NONDEPOSITORY INSTITUTIONS	1,228,247

NONMETALLIC MINERALS, EXCEPT FUELS - 0.20%
900		Amcol International Corp	18,081
700		Vulcan Materials Co	38,227

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	56,308

OIL AND GAS EXTRACTION - 3.94%
2,106		Anadarko Petroleum Corp	136,490
2,702		Apache Corp	136,640
600	*	Callon Petroleum Co	8,676
400	*	Cheniere Energy, Inc	25,480
1,191		Chesapeake Energy Corp	19,652
267	*	Cimarex Energy Co	10,119
174	*	Clayton Williams Energy, Inc	3,985
200	*	Comstock Resources, Inc	4,410
300	*	Delta Petroleum Corp	4,704
600	*	Denbury Resources, Inc	16,470
3,634		Devon Energy Corp	141,435
400	*	Edge Petroleum Corp	5,832
500	*	Energy Partners Ltd	10,135
800		ENSCO International, Inc	25,392
1,388		EOG Resources, Inc	99,048
399	*	Forest Oil Corp	12,656
500	*	FX Energy, Inc	5,840
900	*	Global Industries Ltd	7,461
1,800	*	Grey Wolf, Inc	9,486
200	*	Harvest Natural Resources, Inc	3,454
404		Helmerich & Payne, Inc	13,752
118	*	Houston Exploration Co	6,645
500	b*	KCS Energy, Inc	7,390
358	*	Magnum Hunter Resources, Inc	4,618
1,100	*	Meridian Resource Corp	6,655
1,300	*	Mission Resources Corp	7,592
300	*	Newfield Exploration Co	17,715
1,027		Noble Energy, Inc	63,325
856		Patterson-UTI Energy, Inc	16,649
200	*	Petroleum Development Corp	7,714
1,009		Pioneer Natural Resources Co	35,416
529	*	Plains Exploration & Production Co	13,754
500		Pogo Producing Co	24,245

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
1,100	*	Pride International, Inc	$22,594
400		Range Resources Corp	8,184
359		Rowan Cos, Inc	9,298
100	*	Stone Energy Corp	4,509
400	*	Swift Energy Co	11,576
500		Tidewater, Inc	17,805
2,991	*	Transmontaigne, Inc	18,335
100	*	Varco International, Inc	2,915
500	*	Veritas DGC, Inc	11,205
731		Vintage Petroleum, Inc	16,586
1,453		XTO Energy, Inc	51,407

		TOTAL OIL AND GAS EXTRACTION	1,087,249

PAPER AND ALLIED PRODUCTS - 0.71%
2,000		Kimberly-Clark Corp	131,620
800		MeadWestvaco Corp	27,112
1,000		Sonoco Products Co	29,650
100		Temple-Inland, Inc	6,840

		TOTAL PAPER AND ALLIED PRODUCTS	195,222

PETROLEUM AND COAL PRODUCTS - 0.70%
756		Frontier Oil Corp	20,155
400	*	Giant Industries, Inc	10,604
548	*	Headwaters, Inc	15,618
900		Sunoco, Inc	73,539
1,600		Valero Energy Corp	72,640

		TOTAL PETROLEUM AND COAL PRODUCTS	192,556

PRIMARY METAL INDUSTRIES - 1.03%
400	*	Aleris International, Inc	6,768
555	*	Andrew Corp	7,565
689	*	Century Aluminum Co	18,093
900		Engelhard Corp	27,603
150		Gibraltar Industries, Inc	3,543
300	*	International Steel Group, Inc	12,168
300	*	Lone Star Technologies, Inc	10,038
100	*	Maverick Tube Corp	3,030
197		Mueller Industries, Inc	6,343
500	*	NS Group, Inc	13,900
1,080		Nucor Corp	56,527
1,805		Ryerson Tull, Inc	28,429
672		Schnitzer Steel Industries, Inc (Class A)	22,801
259		Steel Dynamics, Inc	9,811
400	*	Wheeling-Pittsburgh Corp	15,416
2,105		Worthington Industries, Inc	41,216

		TOTAL PRIMARY METAL INDUSTRIES	283,251

PRINTING AND PUBLISHING - 1.04%
400		Dow Jones & Co, Inc	17,224
200		EW Scripps Co	9,656
943		McGraw-Hill Cos, Inc	86,322
522		New York Times Co (Class A)	21,298
400		R.R. Donnelley & Sons Co	14,116

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
975		Tribune Co	$41,086
100		Washington Post Co (Class B)	98,302

		TOTAL PRINTING AND PUBLISHING	288,004

RAILROAD TRANSPORTATION - 0.44%
1,800	*	ADC Telecommunications, Inc	4,824
3,185		Norfolk Southern Corp	115,265

		TOTAL RAILROAD TRANSPORTATION	120,089

REAL ESTATE - 0.00%
100	*	Stewart Enterprises, Inc (Class A)	699

		TOTAL REAL ESTATE	699

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.06%
67		Bandag, Inc	3,337
200		Cooper Tire & Rubber Co	4,310
100		Reebok International Ltd	4,400
70	*	Sealed Air Corp	3,729

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	15,776

SECURITY AND COMMODITY BROKERS - 2.04%
300		A.G. Edwards, Inc	12,963
811	*	Ameritrade Holding Corp	11,532
3,500		Charles Schwab Corp	41,860
100		Eaton Vance Corp	5,215
300		Federated Investors, Inc (Class B)	9,120
900		Franklin Resources, Inc	62,685
1,210		Goldman Sachs Group, Inc	125,888
1,700	*	Instinet Group, Inc	10,251
500		Janus Capital Group, Inc	8,405
300		Legg Mason, Inc	21,978
3,436		Merrill Lynch & Co, Inc	205,370
69	*	Piper Jaffray Cos	3,309
300		SEI Investments Co	12,579
500		T Rowe Price Group, Inc	31,100

		TOTAL SECURITY AND COMMODITY BROKERS	562,255

SPECIAL TRADE CONTRACTORS - 0.02%
500	*	Integrated Electrical Services, Inc	2,420
518	*	Quanta Services, Inc	4,144

		TOTAL SPECIAL TRADE CONTRACTORS	6,564

STONE, CLAY, AND GLASS PRODUCTS - 0.19%
100		Apogee Enterprises, Inc	1,341
51	*	Cabot Microelectronics Corp	2,043
100		CARBO Ceramics, Inc	6,900
3,427	*	Corning, Inc	40,336
4		Eagle Materials, Inc	345
14		Eagle Materials, Inc (Class B)	1,180

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	52,145

TRANSPORTATION BY AIR - 0.66%
200	*	Airtran Holdings, Inc	2,140
945	*	AMR Corp	10,348

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
700	*	Continental Airlines, Inc (Class B)	$9,478
800	*	Delta Air Lines, Inc	5,984
838		FedEx Corp	82,535
300	*	FLYi, Inc	531
321	*	Frontier Airlines, Inc	3,663
150	*	JetBlue Airways Corp	3,483
390	*	Mesa Air Group, Inc	3,096
267		Skywest, Inc	5,356
3,389		Southwest Airlines Co	55,173

		TOTAL TRANSPORTATION BY AIR	181,787

TRANSPORTATION EQUIPMENT - 1.21%
100		ArvinMeritor, Inc	2,237
800		Autoliv, Inc	38,640
2,800	*	BE Aerospace, Inc	32,592
558		Brunswick Corp	27,621
700		Dana Corp	12,131
3,600		Delphi Corp	32,472
904	*	Fleetwood Enterprises, Inc	12,168
200		Gentex Corp	7,404
1,400		Genuine Parts Co	61,684
1,129		Harley-Davidson, Inc	68,587
300	*	Sports Resorts International, Inc	864
300		Standard Motor Products, Inc	4,740
800	*	Tenneco Automotive, Inc	13,792
100	*	TRW Automotive Holdings Corp	2,070
1,400		Visteon Corp	13,678
141	*	Wabash National Corp	3,797

		TOTAL TRANSPORTATION EQUIPMENT	334,477

TRANSPORTATION SERVICES - 0.09%
500		GATX Corp	14,780
421		Sabre Holdings Corp	9,329

		TOTAL TRANSPORTATION SERVICES	24,109

TRUCKING AND WAREHOUSING - 0.63%
2,044		United Parcel Service, Inc (Class B)	174,680

		TOTAL TRUCKING AND WAREHOUSING	174,680

WATER TRANSPORTATION - 0.07%
400	*	Gulfmark Offshore, Inc	8,908
600	*	Hornbeck Offshore Services, Inc	11,580

		TOTAL WATER TRANSPORTATION	20,488

WHOLESALE TRADE-DURABLE GOODS - 2.95%
1,300		Adesa, Inc	27,586
400		Barnes Group, Inc	10,604
100		CDW Corp	6,635

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
1,000		IKON Office Solutions, Inc	$11,560
100	*	Ingram Micro, Inc (Class A)	2,080
10,636		Johnson & Johnson	674,535
400	*	Patterson Cos, Inc	17,356
450		Reliance Steel & Aluminum Co	17,532
200	*	Safeguard Scientifics, Inc	424
700		W.W. Grainger, Inc	46,634

		TOTAL WHOLESALE TRADE-DURABLE GOODS	814,946

WHOLESALE TRADE-NONDURABLE GOODS - 0.97%
600	*	Allscripts Healthcare Solutions, Inc	6,402
1,694		Cardinal Health, Inc	98,506
1,500		McKesson Corp	47,190
400	*	Metals USA, Inc	7,420
1,206		Perrigo Co	20,828
478	*	Priority Healthcare Corp (Class B)	10,406
100		Russell Corp	1,948
200		Stride Rite Corp	2,234
1,876		Sysco Corp	71,607

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	266,541

		TOTAL COMMON STOCKS
		(Cost $28,754,201)	27,499,992

		TOTAL PORTFOLIO - 99.62%
		(Cost $28,754,201)	27,499,992
		OTHER ASSETS & LIABILITIES, NET - 0.38%	105,133

		NET ASSETS - 100.00%	$27,605,125

*	Non-income producing

b	In bankruptcy

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $28,760,945. Net unrealized depreciation of portfolio investments aggregated $1,260,953 of which $5,929,680 related to appreciated portfolio investments and $7,190,633 related to depreciated portfolio investments.

TIAA-CREF Life Funds — Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS

TIAA-CREF Life Large-Cap Value Fund

December 31, 2004

SHARES			VALUE
COMMON STOCKS - 99.44%
APPAREL AND OTHER TEXTILE PRODUCTS - 1.12%
11,739		Jones Apparel Group, Inc	$429,295
584		Liz Claiborne, Inc	24,651
405		VF Corp	22,429

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	476,375

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.78%
200		Lafarge North America, Inc	10,264
7,910	b*	USG Corp	318,536

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	328,800

BUSINESS SERVICES - 2.49%
3,630		Automatic Data Processing, Inc	160,991
55,000	*	Manugistics Group, Inc	157,850
15,167		Microsoft Corp	405,111
27,755	*	NYFIX, Inc	171,803
15,458	*	Siebel Systems, Inc	162,309

		TOTAL BUSINESS SERVICES	1,058,064

CHEMICALS AND ALLIED PRODUCTS - 4.90%
5,500	*	Andrx Corp	120,065
8,475		Bristol-Myers Squibb Co	217,130
10,081		Du Pont (E.I.) de Nemours & Co	494,473
24,800		Merck & Co, Inc	797,072
2,814	*	OSI Pharmaceuticals, Inc	210,628
88,412		Rhodia S.A. (Spon ADR)	238,712

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,078,080

COMMUNICATIONS - 9.06%
4,977		AT&T Corp	94,862
16,252		BellSouth Corp	451,643
6,620		Clear Channel Communications, Inc	221,704
11,525	*	Comcast Corp (Class A)	383,552
86,566	*	Lucent Technologies, Inc	325,488
17,095		SBC Communications, Inc	440,538
13,738		Sprint Corp	341,389
18,548		Verizon Communications, Inc	751,379
22,900		Viacom, Inc (Class B)	833,331

		TOTAL COMMUNICATIONS	3,843,886

DEPOSITORY INSTITUTIONS - 16.30%
26,413		Bank of America Corp	1,241,147
42,093		Citigroup, Inc	2,028,041
8,551		Fifth Third Bancorp	404,291
26,824		JPMorgan Chase & Co	1,046,404
86		National City Corp	3,229
5,131		North Fork Bancorp, Inc	148,029

TIAA-CREF Life Funds — Large-Cap Value Fund

SHARES			VALUE
13,240		Northern Trust Corp	$643,199
4,198		SunTrust Banks, Inc	310,148
10,235		U.S. Bancorp	320,560
8,909		Wachovia Corp	468,613
4,891		Wells Fargo & Co	303,976

		TOTAL DEPOSITORY INSTITUTIONS	6,917,637

EATING AND DRINKING PLACES - 1.15%
13,942	*	Brinker International, Inc	488,946

		TOTAL EATING AND DRINKING PLACES	488,946

ELECTRIC, GAS, AND SANITARY SERVICES - 6.59%
13,712	*	Allegheny Energy, Inc	270,264
48,078	*	Calpine Corp	189,427
9,030		Cinergy Corp	375,919
28,388	*	CMS Energy Corp	296,655
7,111		Dominion Resources, Inc	481,699
371		Equitable Resources, Inc	22,505
364		Kinder Morgan, Inc	26,619
516		MDU Resources Group, Inc	13,767
4,632	*	NRG Energy, Inc	166,984
11,567	*	PG&E Corp	384,950
14,797		Waste Management, Inc	443,022
7,486		Williams Cos, Inc	121,947

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,793,758

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.58%
9,850		Adtran, Inc	188,529
316,339	*	Alstom	240,791
59,745		General Electric Co	2,180,692
49,778	*	JDS Uniphase Corp	157,796
12,900		Nintendo Co Ltd	203,175
8,776	*	Novellus Systems, Inc	244,763
22,546	*	PMC-Sierra, Inc	253,643
8,841		STMicroelectronics NV	170,808

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,640,197

ENGINEERING AND MANAGEMENT SERVICES - 0.77%
4,197	*	Jacobs Engineering Group, Inc	200,575
2,292		Monsanto Co	127,320

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	327,895

FOOD AND KINDRED PRODUCTS - 1.65%
11,326		Archer Daniels Midland Co	252,683
12,572		Coca-Cola Enterprises, Inc	262,126
3,752		General Mills, Inc	186,512

		TOTAL FOOD AND KINDRED PRODUCTS	701,321

FOOD STORES - 0.54%
11,564	*	Safeway, Inc	228,273

		TOTAL FOOD STORES	228,273

FURNITURE AND HOMEFURNISHINGS STORES - 0.61%
14,850	*	Knoll, Inc	259,875

TIAA-CREF Life Funds — Large-Cap Value Fund

SHARES			VALUE
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	$259,875

GENERAL MERCHANDISE STORES - 1.09%
232	*	Kmart Holding Corp	22,956
196		Neiman Marcus Group, Inc (Class A)	14,022
8,356		Sears Roebuck & Co	426,407

		TOTAL GENERAL MERCHANDISE STORES	463,385

HEALTH SERVICES - 0.47%
18,158	*	Tenet Healthcare Corp	199,375

		TOTAL HEALTH SERVICES	199,375

HOLDING AND OTHER INVESTMENT OFFICES - 5.90%
2,700		AMB Property Corp	109,053
4,526		Apartment Investment & Management Co (Class A)	174,432
2,499		AvalonBay Communities, Inc	188,175
3,530		Boston Properties, Inc	228,285
2		Cross Timbers Royalty Trust	80
5,200		Greater Bay Bancorp	144,976
21,841		iShares Russell 1000 Value Index Fund	1,449,587
7,602		Ventas, Inc	208,371

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,502,959

HOTELS AND OTHER LODGING PLACES - 1.13%
9,968	*	Great Wolf Resorts, Inc	222,685
11,303		Hilton Hotels Corp	257,030

		TOTAL HOTELS AND OTHER LODGING PLACES	479,715

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.40%
5,583	*	AGCO Corp	122,212
19,301		Hewlett-Packard Co	404,742
665		International Business Machines Corp	65,556

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	592,510

INSTRUMENTS AND RELATED PRODUCTS - 0.71%
7,760		Raytheon Co	301,321

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	301,321

INSURANCE AGENTS, BROKERS AND SERVICE - 0.69%
12,179		AON Corp	290,591

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	290,591

INSURANCE CARRIERS - 5.47%
182		Aegon NV (ARS)	2,495
2,608		Allstate Corp	134,886
11,098		American International Group, Inc	728,806
2,393		MGIC Investment Corp	164,902
2,882		Prudential Financial, Inc	158,395
15,176		St. Paul Travelers Cos, Inc	562,574
2,695	*	WellPoint, Inc	309,925
3,339		XL Capital Ltd (Class A)	259,273

		TOTAL INSURANCE CARRIERS	2,321,256

TIAA-CREF Life Funds — Large-Cap Value Fund

SHARES			VALUE
MOTION PICTURES - 2.16%
47,231	*	Time Warner, Inc	$918,171

		TOTAL MOTION PICTURES	918,171

NONDEPOSITORY INSTITUTIONS - 1.78%
6,396		Fannie Mae	455,459
4,090		Freddie Mac	301,433

		TOTAL NONDEPOSITORY INSTITUTIONS	756,892

OIL AND GAS EXTRACTION - 2.16%
2,700	*	Bill Barrett Corp	86,373
6,000		Devon Energy Corp	233,520
5,807		Kerr-McGee Corp	335,587
6,802		Pioneer Natural Resources Co	238,750
418		Pogo Producing Co	20,269

		TOTAL OIL AND GAS EXTRACTION	914,499

PAPER AND ALLIED PRODUCTS - 2.03%
13,088		International Paper Co	549,696
16,565	*	Smurfit-Stone Container Corp	309,434

		TOTAL PAPER AND ALLIED PRODUCTS	859,130

PETROLEUM AND COAL PRODUCTS - 7.01%
11,918		ChevronTexaco Corp	625,814
3,635		ConocoPhillips	315,627
39,638		ExxonMobil Corp	2,031,844

		TOTAL PETROLEUM AND COAL PRODUCTS	2,973,285

PRINTING AND PUBLISHING - 0.58%
3,677		Knight Ridder, Inc	246,138

		TOTAL PRINTING AND PUBLISHING	246,138

RAILROAD TRANSPORTATION - 0.76%
8,058		CSX Corp	322,965

		TOTAL RAILROAD TRANSPORTATION	322,965

REAL ESTATE - 0.02%
138		Forest City Enterprises, Inc (Class A)	7,942

		TOTAL REAL ESTATE	7,942

SECURITY AND COMMODITY BROKERS - 3.71%
28,168		Charles Schwab Corp	336,889
651		Goldman Sachs Group, Inc	67,730
4,855		Merrill Lynch & Co, Inc	290,183
15,864		Morgan Stanley	880,769

		TOTAL SECURITY AND COMMODITY BROKERS	1,575,571

TOBACCO PRODUCTS - 4.60%
31,967		Altria Group, Inc	1,953,184

		TOTAL TOBACCO PRODUCTS	1,953,184

TIAA-CREF Life Funds — Large-Cap Value Fund

SHARES			VALUE
TRANSPORTATION BY AIR - 0.42%
16,214	*	Northwest Airlines Corp	$177,219

		TOTAL TRANSPORTATION BY AIR	177,219

TRANSPORTATION EQUIPMENT - 2.09%
6,900		General Motors Corp	276,414
67		Genuine Parts Co	2,952
7,474		Honeywell International, Inc	264,654
4,097	*	Navistar International Corp	180,186
2,995		Northrop Grumman Corp	162,808

		TOTAL TRANSPORTATION EQUIPMENT	887,014

WHOLESALE TRADE-NONDURABLE GOODS - 0.72%
5,181		AmerisourceBergen Corp	304,021

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	304,021

		TOTAL COMMON STOCKS (Cost $36,623,165)	42,190,250

		TOTAL PORTFOLIO - 99.44% (Cost $36,623,165)	42,190,250
		OTHER ASSETS & LIABILITIES, NET - 0.56%	237,610

		NET ASSETS - 100.00%	$42,427,860

*	Non-income producing

b	In bankruptcy

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $36,742,969. Net unrealized appreciation of portfolio investments aggregated $5,447,281 of which $5,826,864 related to appreciated portfolio investments and $379,583 related to depreciated portfolio investments.

TIAA-CREF Life Funds — Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS

TIAA-CREF Life Small-Cap Equity Fund

December 31, 2004

SHARES			VALUE
PREFERRED STOCKS - 0.01%
HEALTH SERVICES - 0.01%
300	*	Bio-Reference Labs, Inc	$5,220

		TOTAL HEALTH SERVICES	5,220

		TOTAL PREFERRED STOCKS (Cost $4,507)	5,220

COMMON STOCKS - 99.66%
AGRICULTURAL PRODUCTION-CROPS - 0.10%
100	*	Alico, Inc	5,852
1,300		Delta & Pine Land Co	35,464

		TOTAL AGRICULTURAL PRODUCTION-CROPS	41,316

AMUSEMENT AND RECREATION SERVICES - 1.18%
1,800	*	Alliance Gaming Corp	24,858
1,500	*	Argosy Gaming Co	70,050
1,200	*	Aztar Corp	41,904
300		Churchill Downs, Inc	13,410
392		Dover Downs Gaming & Entertainment, Inc	5,135
500	*	Gaylord Entertainment Co	20,765
500	*	Isle of Capri Casinos, Inc	12,825
400	*	Life Time Fitness, Inc	10,352
1,300	*	Magna Entertainment (Class A)	7,826
800	*	MTR Gaming Group, Inc	8,448
800	*	Multimedia Games, Inc	12,608
1,234	*	Penn National Gaming, Inc	74,719
3,300	*	Six Flags, Inc	17,721
500		Speedway Motorsports, Inc	19,590
11,309	*	Sunterra Corp	158,778

		TOTAL AMUSEMENT AND RECREATION SERVICES	498,989

APPAREL AND ACCESSORY STORES - 1.13%
1,950	*	Aeropostale, Inc	57,389
225		Bebe Stores, Inc	6,071
300		Buckle, Inc	8,850
700		Burlington Coat Factory Warehouse Corp	15,890
940	*	Casual Male Retail Group, Inc	5,123
700		Cato Corp (Class A)	20,174
366	*	Charlotte Russe Holding, Inc	3,697
4,100	*	Charming Shoppes, Inc	38,417
600	*	Children’s Place Retail Stores, Inc	22,218
1,300		Christopher & Banks Corp	23,985
200		Deb Shops, Inc	5,008
612	*	Dress Barn, Inc	10,771
1,300		Finish Line, Inc (Class A)	23,790
700	b*	Footstar, Inc	3,290

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
800	*	Genesco, Inc	$24,912
700		Goody’s Family Clothing, Inc	6,398
1,100	*	Gymboree Corp	14,102
1,700	*	Hot Topic, Inc	29,223
660	*	Jo-Ann Stores, Inc	18,176
400	*	JOS A. Bank Clothiers, Inc	11,320
400	*	New York & Co, Inc	6,608
200		Oshkosh B’gosh, Inc (Class A)	4,280
2,400	*	Payless Shoesource, Inc	29,520
1,385	*	Stage Stores, Inc	57,505
1,200	*	Too, Inc	29,352

		TOTAL APPAREL AND ACCESSORY STORES	476,069

APPAREL AND OTHER TEXTILE PRODUCTS - 0.62%
1,400	*	Collins & Aikman Corp	6,104
700	*	DHB Industries, Inc	13,328
8,700	*	Guess?, Inc	109,185
3,900	*	Hartmarx Corp	30,303
1,000		Kellwood Co	34,500
500		Oxford Industries, Inc	20,650
900		Phillips-Van Heusen Corp	24,300
1,100	*	Warnaco Group, Inc	23,760

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	262,130

AUTO REPAIR, SERVICES AND PARKING - 0.14%
900	*	Dollar Thrifty Automotive Group, Inc	27,180
700	*	Exide Technologies	9,646
600	*	Midas, Inc	12,000
400	*	Monro Muffler Brake, Inc	10,120

		TOTAL AUTO REPAIR, SERVICES AND PARKING	58,946

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.35%
200	*	America’s Car Mart, Inc	7,600
400	*	Asbury Automotive Group, Inc	5,512
1,700	*	CSK Auto Corp	28,458
700	*	Group 1 Automotive, Inc	22,050
500		Lithia Motors, Inc (Class A)	13,410
400	*	MarineMax, Inc	11,904
215	*	Rush Enterprises, Inc	3,722
1,000		Sonic Automotive, Inc	24,800
700		United Auto Group, Inc	20,713
345	*	West Marine, Inc	8,539

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	146,708

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.22%
500		Building Materials Holding Corp	19,145
552	*	Central Garden & Pet Co	23,040
1,200	b*	USG Corp	48,324

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	90,509

BUSINESS SERVICES - 9.98%
1,200	*	@Road, Inc	8,292
1,000	*	24/7 Real Media, Inc	4,330
1,300		ABM Industries, Inc	25,636

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
1,500	*	ActivCard Corp	$13,350
1,800	*	Actuate Corp	4,590
3,300	*	Administaff, Inc	41,613
828	*	Advent Software, Inc	16,957
1,100		Advo, Inc	39,215
700	*	Altiris, Inc	24,801
433	*	AMN Healthcare Services, Inc	6,889
200	*	Ansoft Corp	4,040
1,152	*	Ansys, Inc	36,933
1,000	*	Anteon International Corp	41,860
1,650	*	Aquantive, Inc	14,751
1,100	*	Arbitron, Inc	43,098
1,000	*	Armor Holdings, Inc	47,020
2,100	*	Ascential Software Corp	34,251
1,300	*	Asiainfo Holdings, Inc	7,748
6,410	*	Aspect Communications Corp	71,407
1,468	*	Aspen Technology, Inc	9,116
300	*	Asset Acceptance Capital Corp	6,390
1,447	*	Autobytel, Inc	8,740
5,500	*	Bisys Group, Inc	90,475
300	*	Blackbaud, Inc	4,392
200	*	Blackboard, Inc	2,962
294	*	Blue Coat Systems, Inc	5,471
2,899	*	Borland Software Corp	33,860
600		Brady Corp (Class A)	37,542
9,400	*	Brocade Communications Systems, Inc	71,816
1,300	*	CACI International, Inc (Class A)	88,569
1,100	*	Captaris, Inc	5,676
1,900		Catalina Marketing Corp	56,297
300	*	CCC Information Services Group, Inc	6,663
1,000	*	Cerner Corp	53,170
2,600	*	Chordiant Software, Inc	5,928
3,900	*	Ciber, Inc	37,596
200		Computer Programs & Systems, Inc	4,630
825	*	Concur Technologies, Inc	7,351
1,195	*	Corillian Corp	5,879
700	*	Covansys Corp	10,710
6,554	*	CSG Systems International, Inc	122,560
1,000	*	Cybersource Corp	7,150
1,300	*	Dendrite International, Inc	25,220
1,304	*	Digital Insight Corp	23,994
1,100	*	Digital River, Inc	45,771
3,961	*	DoubleClick, Inc	30,817
6,735	*	Earthlink, Inc	77,587
1,000	*	Echelon Corp	8,440
1,340	*	Eclipsys Corp	27,376
1,700	*	eFunds Corp	40,817
398		Electro Rent Corp	5,664
800	*	Embarcadero Technologies, Inc	7,528
7,500	*	Enterasys Networks, Inc	13,500
2,300	*	Entrust, Inc	8,717
1,500	*	Epicor Software Corp	21,135
500	*	EPIQ Systems, Inc	7,320
300	*	Equinix, Inc	12,822

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
900	*	eSpeed, Inc (Class A)	$11,133
3,800	*	Extreme Networks, Inc	24,890
1,200	*	F5 Networks, Inc	58,464
700		Factset Research Systems, Inc	40,908
1,400	*	Filenet Corp	36,064
834		Gevity HR, Inc	17,147
30		Grey Global Group, Inc	33,000
600		Healthcare Services Group	12,504
600	*	Heidrick & Struggles International, Inc	20,562
4,000	*	Homestore, Inc	12,120
400	*	Hudson Highland Group, Inc	11,520
1,800	*	Hyperion Solutions Corp	83,916
1,300		Imation Corp	41,379
600	*	Infocrossing, Inc	10,158
1,100	*	Infospace, Inc	52,305
1,214	*	infoUSA, Inc	13,585
200	*	Innovative Solutions & Support, Inc	6,672
1,300	*	Interactive Data Corp	28,262
1,948	*	Intergraph Corp	52,460
1,400	*	Internet Capital Group, Inc	12,600
1,500	*	Internet Security Systems, Inc	34,875
500		Interpool, Inc	11,875
300	*	Intersections, Inc	5,175
600	*	Intrado, Inc	7,260
1,600	*	Ipass, Inc	11,840
800	*	iPayment, Inc	39,616
1,110	*	iVillage, Inc	6,860
900	*	JDA Software Group, Inc	12,258
600	*	Jupitermedia Corp	14,268
287	*	Kanbay International, Inc	8,983
3,000	*	Keane, Inc	44,100
500	*	Keynote Systems, Inc	6,960
900	*	Kforce, Inc	9,990
1,600	*	KFX, Inc	23,232
1,100	*	Korn/Ferry International	22,825
1,100	*	Kronos, Inc	56,243
1,500	*	Labor Ready, Inc	25,380
300	*	Lawson Software, Inc	2,061
1,800	*	Macrovision Corp	46,296
900	*	Magma Design Automation, Inc	11,304
1,100	*	Manhattan Associates, Inc	26,268
400	*	Mantech International Corp (Class A)	9,496
2,041	*	Manugistics Group, Inc	5,858
895	*	MAPICS, Inc	9,442
605	*	Mapinfo Corp	7,248
400	*	MarketWatch, Inc	7,200
654	*	Marlin Business Services, Inc	12,426
300		McGrath RentCorp	13,083
650	*	Medical Staffing Network Holdings, Inc	5,324
400	*	MedQuist, Inc	5,920
2,670	*	Mentor Graphics Corp	40,824
2,800	*	Micromuse, Inc	15,540
400	*	MicroStrategy, Inc	24,100
1,700	*	Midway Games, Inc	17,850

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
3,500	*	Mindspeed Technologies, Inc	$9,730
3,700	*	MPS Group, Inc	45,362
748	*	MRO Software, Inc	9,739
1,000	*	MSC.Software Corp	10,470
1,035	*	NCO Group, Inc	26,755
1,300		NDCHealth Corp	24,167
500	*	Ness Technologies, Inc	7,450
2,039	*	NETIQ Corp	24,896
400	*	Netratings, Inc	7,668
500	*	Open Solutions, Inc	12,980
1,200	*	Packeteer, Inc	17,340
500	*	PalmSource, Inc	6,370
13,000	*	Parametric Technology Corp	76,570
700	*	PC-Tel, Inc	5,551
1,100	*	PDI, Inc	24,508
400	*	PEC Solutions, Inc	5,668
2,480	*	Pegasus Solutions, Inc	31,248
2,700	*	Perot Systems Corp (Class A)	43,281
800	*	PLATO Learning, Inc	5,960
500	*	Portfolio Recovery Associates, Inc	20,610
300	*	PRA International	7,434
1,112	*	Progress Software Corp	25,965
500		QAD, Inc	4,460
100	*	Quality Systems, Inc	5,980
1,756	*	Quest Software, Inc	28,008
800	*	R.H. Donnelley Corp	47,240
730	*	Radisys Corp	14,272
980	*	Redback Networks, Inc	5,253
88	*	Redback Networks, Inc Wts 01/02/11	207
83	*	Redback Networks, Inc Wts 01/02/11	216
900	*	Rent-Way, Inc	7,209
200	*	RightNow Technologies, Inc	3,230
700		Rollins, Inc	18,424
2,439	*	RSA Security, Inc	48,926
2,535	*	S1 Corp	22,967
400	*	Salesforce.com, Inc	6,776
2,800	*	Sapient Corp	22,148
1,300	*	Secure Computing Corp	12,974
900	*	Serena Software, Inc	19,476
200	*	SI International, Inc	6,152
2,100	*	Sitel Corp	5,166
800	*	Sohu.com, Inc	14,168
1,600	*	Sotheby’s Holdings, Inc (Class A)	29,056
500	*	SPSS, Inc	7,820
500	*	SRA International, Inc (Class A)	32,100
450		SS&C Technologies, Inc	9,293
400		Startek, Inc	11,380
300	*	Stratasys, Inc	10,068
1,300	*	SupportSoft, Inc	8,658
900	*	Sykes Enterprises, Inc	6,255
200	*	SYNNEX Corp	4,812
300		Syntel, Inc	5,262
1,600	*	Take-Two Interactive Software, Inc	55,664

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
500		Talx Corp	$12,895
2,376	*	TeleTech Holdings, Inc	23,023
1,400	*	THQ, Inc	32,116
600	*	Tier Technologies, Inc (Class B)	5,550
3,000	*	Titan Corp	48,600
1,300	*	Transaction Systems Architects, Inc (Class A)	25,805
100	*	Travelzoo, Inc	9,543
1,100	*	Trizetto Group, Inc	10,450
1,300	*	Tyler Technologies, Inc	10,868
15,410	*	United Online, Inc	177,677
1,500	*	United Rentals, Inc	28,350
600	*	Universal Compression Holdings, Inc	20,946
360	*	Verint Systems, Inc	13,079
1,100	*	Verity, Inc	14,432
264	*	Vertrue, Inc	9,971
300	*	Volt Information Sciences, Inc	8,817
1,099	*	WebEx Communications, Inc	26,134
1,700	*	webMethods, Inc	12,257
800	*	Websense, Inc	40,576
2,500	*	Wind River Systems, Inc	33,875
749	*	Witness Systems, Inc	13,078
700	*	Zix Corp	3,605

		TOTAL BUSINESS SERVICES	4,213,050

CHEMICALS AND ALLIED PRODUCTS - 6.07%
2,909	*	Abgenix, Inc	30,079
600	*	Able Laboratories, Inc	13,650
300		Aceto Corp	5,712
1,400	*	Adolor Corp	13,888
800	*	Albany Molecular Research, Inc	8,912
1,100		Albemarle Corp	42,581
1,000	*	Alexion Pharmaceuticals, Inc	25,200
3,200	*	Alkermes, Inc	45,088
1,400		Alpharma, Inc (Class A)	23,730
800		Arch Chemicals, Inc	23,024
820	*	Array Biopharma, Inc	7,806
1,300	*	Atherogenics, Inc	30,628
800	*	Bioenvision, Inc	7,168
2,300	*	BioMarin Pharmaceutical, Inc	14,697
500	*	Biosite, Inc	30,770
600	*	Bone Care International, Inc	16,710
500	*	Bradley Pharmaceuticals, Inc	9,700
1,200		Calgon Carbon Corp	10,896
600	*	CancerVax Corp	6,510
4,700	*	Caraco Pharmaceutical Laboratories Ltd	44,885
2,200	*	Cell Therapeutics, Inc	17,908
660	*	Chattem, Inc	21,846
1,100	*	Connetics Corp	26,719
2,100	*	Corixa Corp	7,644
1,400	*	Cubist Pharmaceuticals, Inc	16,562
1,700	*	Curis, Inc	8,874
1,002	*	Cypress Bioscience, Inc	14,088
1,400		Cytec Industries, Inc	71,988
600	*	Cytogen Corp	6,912
205	*	DEL Laboratories, Inc	7,124

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
800		Diagnostic Products Corp	$44,040
200	*	Digene Corp	5,230
1,700	*	Discovery Laboratories, Inc	13,481
500	*	Dov Pharmaceutical, Inc	9,025
500	*	Dusa Pharmaceuticals, Inc	7,150
721	*	Elizabeth Arden, Inc	17,117
4,041	*	Enzon, Inc	55,443
800	*	EPIX Pharmaceuticals, Inc	14,328
2,448	*	First Horizon Pharmaceutical	56,035
1,900	*	FMC Corp	91,770
1,900	*	Genaera Corp	6,498
1,600		Georgia Gulf Corp	79,680
1,600	*	Geron Corp	12,752
1,600	*	Guilford Pharmaceuticals, Inc	7,920
1,000		H.B. Fuller Co	28,510
3,700	*	Human Genome Sciences, Inc	44,474
200	*	Idenix Pharmaceuticals, Inc	3,430
1,650	*	Immucor, Inc	38,792
1,300	*	Immunogen, Inc	11,492
1,600	*	Immunomedics, Inc	4,864
1,700	*	Impax Laboratories, Inc	26,996
1,497	*	Indevus Pharmaceuticals, Inc	8,922
1,700	*	Inkine Pharmaceutical Co	9,231
1,500	*	Inspire Pharmaceuticals, Inc	25,155
1,000	*	InterMune, Inc	13,260
500	*	Inverness Medical Innovations, Inc	12,550
1,870	*	Isis Pharmaceuticals, Inc	11,033
800	*	Isolagen, Inc	6,296
452	*	Kos Pharmaceuticals, Inc	17,013
120		Kronos Worldwide, Inc	4,890
1,300	*	KV Pharmaceutical Co (Class A)	28,665
2,700	*	Ligand Pharmaceuticals, Inc (Class B)	31,428
1,000		MacDermid, Inc	36,100
500		Mannatech, Inc	9,520
500	*	MannKind Corp	7,875
2,800	*	Medarex, Inc	30,184
1,700	*	Medicines Co	48,960
700		Minerals Technologies, Inc	46,690
4,100	*	Mosaic Co	66,912
700	*	Myogen, Inc	5,649
2,100	*	Nabi Biopharmaceuticals	30,765
1,730		Nature’s Sunshine Products, Inc	35,223
700	*	Neose Technologies, Inc	4,704
600	*	Neurogen Corp	5,616
2,100	*	NewMarket Corp	41,790
400	*	NitroMed, Inc	10,660
300	*	NL Industries, Inc	6,630
800	*	Noven Pharmaceuticals, Inc	13,648
1,000	*	NPS Pharmaceuticals, Inc	18,280
1,841	*	Nutraceutical International Corp	28,370
1,000	*	Nuvelo, Inc	9,850
400		Octel Corp	8,324
1,000		Olin Corp	22,020
1,000	*	OM Group, Inc	32,420

TIAA-CREF Life Funds — Small Cap Equity Fund

SHARES			VALUE
1,600	*	Omnova Solutions, Inc	$8,992
1,400	*	OraSure Technologies, Inc	9,408
1,100	*	Pain Therapeutics, Inc	7,931
1,900	*	Palatin Technologies, Inc	5,054
1,200	*	Par Pharmaceutical Cos, Inc	49,656
600	*	Penwest Pharmaceuticals Co	7,176
4,500	*	Peregrine Pharmaceuticals, Inc	5,265
700	*	Pharmacyclics, Inc	7,329
500	*	Pharmion Corp	21,105
200		PolyMedica Corp	7,458
3,300	*	PolyOne Corp	29,898
500	*	Pozen, Inc	3,635
400	*	Progenics Pharmaceuticals	6,864
800	*	QLT, Inc	12,864
1,045	*	Quidel Corp	5,309
5,200	*	Revlon, Inc (Class A)	11,960
1,250	*	Salix Pharmaceuticals Ltd	21,988
1,576	*	Sciclone Pharmaceuticals, Inc	5,831
1,100	*	Serologicals Corp	24,332
9,000	b*	Solutia, Inc	10,530
200		Stepan Co	4,872
1,800	*	SuperGen, Inc	12,690
471	*	SurModics, Inc	15,312
900	*	Tanox, Inc	13,680
5,300	*	Terra Industries, Inc	47,064
1,000	*	Third Wave Technologies, Inc	8,600
1,000	*	UAP Holding Corp	17,270
700	*	United Therapeutics Corp	31,605
400	*	USANA Health Sciences, Inc	13,680
800		USEC, Inc	7,752
3,000		Valeant Pharmaceuticals International	79,050
2,760	*	Vertex Pharmaceuticals, Inc	29,173
1,800	*	Vicuron Pharmaceuticals, Inc	31,338
2,000	*	Vion Pharmaceuticals, Inc	9,380
300	*	Virbac Corp	1,013
1,100		West Pharmaceutical Services, Inc	27,533
400		Westlake Chemical Corp	13,360
2,400	b*	WR Grace & Co	32,664
1,600	*	Zila, Inc	6,848
700	*	Zymogenetics, Inc	16,100

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,560,528

COMMUNICATIONS - 1.59%
400	*	AirGate PCS, Inc	14,240
1,090	*	Airspan Networks, Inc	5,919
1,700	*	Alamosa Holdings, Inc	21,199
2,900	*	Boston Communications Group	26,796
2,095	*	Centennial Communications Corp	16,613
9,615	*	Charter Communications, Inc (Class A)	21,538
8,800	*	Cincinnati Bell, Inc	36,520
800	*	Commonwealth Telephone Enterprises, Inc	39,728
500	*	Crown Media Holdings, Inc (Class A)	4,300
700		CT Communications, Inc	8,610
1,800	*	Cumulus Media, Inc (Class A)	27,144

TIAA-CREF Life Funds — Small Cap Equity Fund

SHARES			VALUE
453		D&E Communications, Inc	$5,459
4,000	*	Dobson Communications Corp (Class A)	6,880
1,700	*	Emmis Communications Corp (Class A)	32,623
1,600	*	General Communication, Inc (Class A)	17,664
500		Golden Telecom, Inc	13,210
1,600		Gray Television, Inc	24,800
2,200	*	Infonet Services Corp (Class B)	4,444
300	*	InPhonic, Inc	8,244
8,400	*	Internap Network Services Corp	7,812
700		Iowa Telecommunications Services, Inc	15,099
700	*	j2 Global Communications, Inc	24,150
600		Liberty Corp	26,376
1,000	*	Lin TV Corp (Class A)	19,100
500	*	Lodgenet Entertainment Corp	8,845
800	*	Mastec, Inc	8,088
2,440	*	Mediacom Communications Corp	15,250
500		North Pittsburgh Systems, Inc	12,365
745	*	Novatel Wireless, Inc	14,438
1,400	*	Price Communications Corp	26,026
2,600	*	Primus Telecommunications Group	8,268
2,169	*	PTEK Holdings, Inc	23,230
1,500	b*	RCN Corp	29
1,130	*	Regent Communications, Inc	5,989
600	*	Saga Communications, Inc (Class A)	10,110
200		Shenandoah Telecom Co	5,990
1,600		Sinclair Broadcast Group, Inc (Class A)	14,736
500		SureWest Communications	14,175
1,031	*	Talk America Holdings, Inc	6,825
5,000	*	Terremark Worldwide, Inc	3,200
1,600	*	Tivo, Inc	9,392
2,496	*	Ubiquitel, Inc	17,772
836	*	USA Mobility, Inc	29,519
1,000	f,v*	Wiltel Communications (Rts)	—
900	*	Wireless Facilities, Inc	8,496

		TOTAL COMMUNICATIONS	671,211

DEPOSITORY INSTITUTIONS - 9.28%
1,400		1st Source Corp	35,714
900		ABC Bancorp	18,900
251	*	ACE Cash Express, Inc	7,445
860	*	AmericanWest Bancorp	17,415
3,047		Anchor Bancorp Wisconsin, Inc	88,820
269		Arrow Financial Corp	8,339
25		Associated Banc-Corp	830
391		Bancfirst Corp	30,881
2,700		Bancorpsouth, Inc	65,799
2,800		Bank Mutual Corp	34,076
500		Bank of Granite Corp	10,450
400		Bank of The Ozarks, Inc	13,612
1,500		BankAtlantic Bancorp, Inc (Class A)	29,850
900	*	BankUnited Financial Corp (Class A)	28,755
400		Banner Corp	12,476
200		Berkshire Hills Bancorp, Inc	7,430
1,000		Boston Private Financial Holdings, Inc	28,170

TIAA-CREF Life Funds — Small Cap Equity Fund

SHARES			VALUE
296		Bryn Mawr Bank Corp	$6,509
20		C&F Financial Corp	803
1,000		Camden National Corp	39,410
280		Capital City Bank Group, Inc	11,704
194		Capital Corp of the West	9,118
700	*	Capital Crossing Bank	21,483
600		Cascade Bancorp	12,132
1,500		Cathay General Bancorp	56,250
310	*	Central Coast Bancorp	7,158
1,031		Central Pacific Financial Corp	37,291
850		Chemical Financial Corp	36,482
1,600		Chittenden Corp	45,968
300		Citizens First Bancorp, Inc	7,254
600		City Holding Co	21,744
487		Coastal Financial Corp	9,335
200		Columbia Bancorp	6,838
605		Columbia Banking System, Inc	15,119
1,300		Commercial Capital Bancorp, Inc	30,134
2,300		Commercial Federal Corp	68,333
1,000		Community Bank System, Inc	28,250
1,006		Community Trust Bancorp, Inc	32,554
1,721		Corus Bankshares, Inc	82,625
1,338		CVB Financial Corp	35,537
1,150		Dime Community Bancshares	20,597
2,100		Downey Financial Corp	119,700
1,556		East West Bancorp, Inc	65,290
300	*	EuroBancshares, Inc	6,300
50		Exchange National Bancshares, Inc	1,444
500		Fidelity Bankshares, Inc	21,380
300		Financial Institutions, Inc	6,975
450		First Bancorp (North Carolina)	12,227
1,200		First Bancorp (Puerto Rico)	76,212
200		First Citizens Bancshares, Inc (Class A)	29,650
1,100		First Community Bancorp	46,970
390		First Community Bancshares, Inc	14,071
1,300		First Financial Bancorp	22,750
500		First Financial Bankshares, Inc	22,405
500		First Financial Corp (Indiana)	17,515
500		First Financial Holdings, Inc	16,370
1		First Financial Service Corp	26
700		First Merchants Corp	19,810
1,666		First Midwest Bancorp, Inc	60,459
1,648		First National Bankshares of Florida, Inc	39,387
250		First Oak Brook Bancshares, Inc	8,103
100		First of Long Island Corp	5,045
500		First Republic Bank	26,500
283		First State Bancorp	10,403
1,200	*	FirstFed Financial Corp	62,244
1,100		Flagstar Bancorp, Inc	24,860
650		Flushing Financial Corp	13,039
300		FNB Corp (Virginia)	8,508
400	*	Franklin Bank Corp	7,300
603		Frontier Financial Corp	23,282
425		GB&T Bancshares, Inc	10,251

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
896		Glacier Bancorp, Inc	$30,500
400		Great Southern Bancorp, Inc	14,000
1,000		Hancock Holding Co	33,460
700		Harbor Florida Bancshares, Inc	24,227
900		Harleysville National Corp	23,940
350		Heartland Financial U.S.A., Inc	7,039
400		Horizon Financial Corp	8,232
1,100		Hudson River Bancorp, Inc	21,769
200		IberiaBank Corp	13,272
494		Independent Bank Corp (Massachusetts)	16,673
700		Independent Bank Corp (Michigan)	20,881
400		Interchange Financial Services Corp	10,368
187		International Bancshares Corp	7,364
600		Irwin Financial Corp	17,034
564	*	Itla Capital Corp	33,158
200		Lakeland Financial Corp	7,940
958		MAF Bancorp, Inc	42,938
451		MainSource Financial Group, Inc	10,770
700		MB Financial, Inc	29,505
1,300		MBT Financial Corp	30,251
815		Mid-State Bancshares	23,350
700		Nara Bancorp, Inc	14,889
100		NASB Financial, Inc	3,996
114		National Bankshares, Inc	6,101
200		NBC Capital Corp	5,314
1,200		NBT Bancorp, Inc	30,864
4,158		NetBank, Inc	43,285
700		Northwest Bancorp, Inc	17,563
500		Oak Hill Financial, Inc	19,395
300		OceanFirst Financial Corp	7,395
1,900	*	Ocwen Financial Corp	18,164
500		Old Second Bancorp, Inc	15,940
400		Omega Financial Corp	13,712
1,558		Pacific Capital Bancorp	52,956
525		Park National Corp	71,138
1,085		Partners Trust Financial Group, Inc	12,640
252		Peapack Gladstone Financial Corp	7,951
300		Pennfed Financial Services, Inc	4,824
320		Pennrock Financial Services Corp	12,451
420		Peoples Bancorp, Inc	11,521
350		Peoples Holding Co	11,585
440		PFF Bancorp, Inc	20,385
200		Placer Sierra Bancshares	5,688
1,163		Provident Bankshares Corp	42,298
1,000		Provident Financial Holdings	28,850
1,750		R & G Financial Corp (Class B)	68,040
315		Republic Bancorp, Inc (Class A) (Kentucky)	8,096
2,556		Republic Bancorp, Inc (Michigan)	39,056
600	*	Riggs National Corp	12,756
204		Royal Bancshares of Pennsylvania (Class A)	5,512
789		S & T Bancorp, Inc	29,737
400		S.Y. Bancorp, Inc	9,640
220		Santander Bancorp	6,635
315		SCBT Financial Corp	10,575

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
400		Seacoast Banking Corp of Florida	$8,900
200		Security Bank Corp	8,000
200	*	Signature Bank	6,472
900	*	Silicon Valley Bancshares	40,338
540		Simmons First National Corp (Class A)	15,633
200		Smithtown Bancorp, Inc	6,350
500		Southern Community Financial Corp	5,175
2,400		Southwest Bancorp of Texas, Inc	55,896
1,162		Southwest Bancorp, Inc	28,446
325		State Bancorp, Inc	8,937
700		State Financial Services Corp (Class A)	21,070
100		Sterling Bancorp	2,825
775		Sterling Financial Corp (Pennsylvania)	22,219
801	*	Sterling Financial Corp (Spokane)	31,447
100		Taylor Capital Group, Inc	3,350
1,500		Texas Regional Bancshares, Inc (Class A)	49,020
5,200		TierOne Corp	129,220
400		Trico Bancshares	9,360
2,600		Trustco Bank Corp NY	35,854
2,535		Trustmark Corp	78,762
200		U.S.B. Holding Co, Inc	4,980
531		UMB Financial Corp	30,086
1,613		Umpqua Holdings Corp	40,664
300		Union Bankshares Corp	11,529
1,300		United Bankshares, Inc	49,595
1,000		United Community Banks, Inc	26,930
1,030		United Community Financial Corp	11,536
300		Univest Corp of Pennsylvania	13,806
762		Unizan Financial Corp	20,079
294		Virginia Financial Group, Inc	10,778
700		Wesbanco, Inc	22,379
610		West Bancorporation	10,742
600		West Coast Bancorp	15,246
1,125		Westamerica Bancorp	65,599
200	*	Western Sierra Bancorp	7,671
600	*	Wilshire Bancorp, Inc	9,924
200		WSFS Financial Corp	12,064
300		Yardville National Bancorp	10,278

		TOTAL DEPOSITORY INSTITUTIONS	3,916,849

EATING AND DRINKING PLACES - 1.89%
1,300		Bob Evans Farms, Inc	33,982
200	*	Buffalo Wild Wings, Inc	6,962
700	*	California Pizza Kitchen, Inc	16,100
1,800		CBRL Group, Inc	75,330
1,950	*	CEC Entertainment, Inc	77,941
6,900	*	CKE Restaurants, Inc	100,119
700	*	Cosi, Inc	4,235
400	*	Dave & Buster’s, Inc	8,080
900		Domino’s Pizza, Inc	16,020
700		IHOP Corp	29,323
2,100	*	Jack In The Box, Inc	77,427
2,000	*	Krispy Kreme Doughnuts, Inc	25,200
800		Landry’s Restaurants, Inc	23,248

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
553		Lone Star Steakhouse & Saloon, Inc	$15,484
756	*	O'Charley’s, Inc	14,780
900	*	P.F. Chang's China Bistro, Inc	50,715
1,107	*	Papa John’s International, Inc	38,125
1,200	*	Rare Hospitality International, Inc	38,232
3,295	*	Ryan’s Restaurant Group, Inc	50,809
2,100	*	Sonic Corp	64,050
400	*	Texas Roadhouse, Inc (Class A)	11,820
900	*	The Steak N Shake Co	18,072

		TOTAL EATING AND DRINKING PLACES	796,054

EDUCATIONAL SERVICES - 0.14%
300	*	Educate, Inc	3,972
300	*	Learning Tree International, Inc	4,020
300		Strayer Education, Inc	32,937
500	*	Universal Technical Institute, Inc	19,060

		TOTAL EDUCATIONAL SERVICES	59,989

ELECTRIC, GAS, AND SANITARY SERVICES - 3.46%
600		American States Water Co	15,600
8,400	*	Aquila, Inc	30,996
2,657		Atmos Energy Corp	72,669
1,700		Avista Corp	30,039
1,200		Black Hills Corp	36,816
400		Cascade Natural Gas Corp	8,480
700	*	Casella Waste Systems, Inc (Class A)	10,248
400		Central Vermont Public Service Corp	9,304
1,400		CH Energy Group, Inc	67,270
1,700		Cleco Corp	34,442
6,900	*	CMS Energy Corp	72,105
2,700		Duquesne Light Holdings, Inc	50,895
1,559	*	Duratek, Inc	38,835
1,900	*	El Paso Electric Co	35,986
1,300		Energen Corp	76,635
300		EnergySouth, Inc	8,412
2,500		Idacorp, Inc	76,425
700		Laclede Group, Inc	21,805
700		MGE Energy, Inc	25,221
1,000		New Jersey Resources Corp	43,340
1,600		Nicor, Inc	59,104
300	*	Ormat Technologies, Inc	4,884
900		Otter Tail Corp	22,977
1,300		Peoples Energy Corp	57,135
1,200		Piedmont Natural Gas Co, Inc	27,888
2,150		PNM Resources, Inc	54,373
546		Resource America, Inc (Class A)	17,745
4,200	*	Sierra Pacific Resources	44,100
100		SJW Corp	3,640
500		South Jersey Industries, Inc	26,280
2,310	*	Southern Union Co	55,394
2,300		Southwest Gas Corp	58,420
1,600		UIL Holdings Corp	82,080
2,800		Unisource Energy Corp	67,508
1,650	*	Waste Connections, Inc	56,512

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
1,800		WGL Holdings, Inc	$55,512

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,459,075

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.99%
900	*	Actel Corp	15,786
2,279	*	Aeroflex, Inc	27,621
900	*	American Superconductor Corp	13,401
4,100	*	AMIS Holdings, Inc	67,732
700	*	Anaren Microwave, Inc	9,072
277		Applied Signal Technology, Inc	9,764
3,100	*	Arris Group, Inc	21,824
1,230	*	Artesyn Technologies, Inc	13,899
1,100	*	ATMI, Inc	24,783
2,815	*	Avanex Corp	9,318
1,200		Baldor Electric Co	33,036
1,100		Bel Fuse, Inc (Class B)	37,169
1,550	*	Benchmark Electronics, Inc	52,855
1,700	*	Broadwing Corp	15,487
900		C&D Technologies, Inc	15,336
700	*	California Micro Devices Corp	4,963
3,000	*	Capstone Turbine Corp	5,490
1,100	*	Catapult Communications Corp	26,576
1,486	*	C-COR, Inc	13,820
187	*	Celestica, Inc (U.S.)	2,639
600	*	Ceradyne, Inc	34,326
1,300	*	Checkpoint Systems, Inc	23,465
517	*	Comtech Telecommunications	19,444
1,300		CTS Corp	17,277
400		Cubic Corp	10,068
275	*	Diodes, Inc	6,223
2,500	*	Ditech Communications Corp	37,375
2,100	*	DSP Group, Inc	46,893
500	*	Dupont Photomasks, Inc	13,205
7,200	*	Eagle Broadband, Inc	4,752
1,000	*	Electro Scientific Industries, Inc	19,760
700	*	Energy Conversion Devices, Inc	13,524
400	*	EnerSys	6,100
1,600	*	Entegris, Inc	15,920
5,900	*	Finisar Corp	13,452
642		Franklin Electric Co, Inc	27,131
1,500	*	FuelCell Energy, Inc	14,850
449	*	Genlyte Group, Inc	38,470
3,500	*	GrafTech International Ltd	33,110
2,600	*	Harmonic, Inc	21,684
900		Helix Technology Corp	15,651
700	*	Hexcel Corp	10,150
890	*	Hutchinson Technology, Inc	30,767
3,662	*	Integrated Device Technology, Inc	42,333
2,000	*	Interdigital Communications Corp	44,200
1,493		Inter-Tel, Inc	40,878
1,300	*	InterVoice, Inc	17,355
700	*	IXYS Corp	7,224
4,070	*	Lattice Semiconductor Corp	23,199
400	*	Lifeline Systems, Inc	10,304

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
835	*	Littelfuse, Inc	$28,524
700		LSI Industries, Inc	8,015
1,445	*	Mattson Technology, Inc	16,271
4,339	*	McData Corp (Class A)	25,860
825	*	Mercury Computer Systems, Inc	24,486
1,303		Methode Electronics, Inc	16,744
5,900	*	Micrel, Inc	65,018
2,100	*	Microsemi Corp	36,456
1,800	*	Microtune, Inc	10,998
700	*	Microvision, Inc	4,900
1,515	*	MIPS Technologies, Inc	14,923
900	*	Mobility Electronics, Inc	7,722
1,500	*	Moog, Inc (Class A)	68,025
3,800	*	MRV Communications, Inc	13,946
1,500	*	Mykrolis Corp	21,255
2,000	*	Omnivision Technologies, Inc	36,700
4,300	*	ON Semiconductor Corp	19,522
600		Park Electrochemical Corp	13,008
1,158	*	Photronics, Inc	19,107
1,500	*	Pixelworks, Inc	17,010
1,628	*	Plug Power, Inc	9,947
800	*	PLX Technology, Inc	8,320
200	*	Portalplayer, Inc	4,936
1,000	*	Power Integrations, Inc	19,780
2,300	*	Power-One, Inc	20,516
3,700	*	Powerwave Technologies, Inc	31,376
600		Raven Industries, Inc	12,786
1,200	*	Rayovac Corp	36,672
80	b*	Read-Rite Corp	1
900		Regal-Beloit Corp	25,740
2,200	*	Remec, Inc	15,862
6,607	*	RF Micro Devices, Inc	45,192
500	*	SBS Technologies, Inc	6,980
896	*	Seachange International, Inc	15,626
3,800	*	Sigmatel, Inc	135,014
2,600	*	Silicon Image, Inc	42,796
2,900	*	Silicon Storage Technology, Inc	17,255
802	*	Siliconix, Inc	29,265
5,300	*	Skyworks Solutions, Inc	49,979
700		Spectralink Corp	9,926
700	*	Standard Microsystems Corp	12,481
600	*	Stoneridge, Inc	9,078
3,000	*	Stratex Networks, Inc	6,780
300	*	Supertex, Inc	6,510
1,600	*	Symmetricom, Inc	15,536
842	*	Synaptics, Inc	25,748
1,400	*	Technitrol, Inc	25,480
1,800	*	Tekelec	36,792
2,400	*	Terayon Communication Systems, Inc	6,504
900	*	Tessera Technologies, Inc	33,489
2,100	*	Thomas & Betts Corp	64,575
5,700	*	Transmeta Corp	9,291
4,900	*	Triquint Semiconductor, Inc	21,805
1,387	*	TTM Technologies, Inc	16,367

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
1,200		Turnstone Systems, Inc	$17
400	*	Ulticom, Inc	6,412
700	*	Universal Display Corp	6,300
861	*	Universal Electronics, Inc	15,154
2,129	*	Valence Technology, Inc	6,621
1,300	*	Varian Semiconductor Equipment Associates, Inc	47,905
691	*	Viasat, Inc	16,770
7,728	*	Vitesse Semiconductor Corp	27,280
1,815	*	Westell Technologies, Inc	12,342
400		Woodhead Industries, Inc	6,412
1,900	*	Zhone Technologies, Inc	4,921

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,526,690

ENGINEERING AND MANAGEMENT SERVICES - 2.27%
900	*	Accelrys, Inc	7,020
1,314	*	Answerthink, Inc	6,123
900	*	Antigenics, Inc	9,108
1,900	*	Applera Corp (Celera Genomics Group)	26,125
1,900	*	Ariad Pharmaceuticals, Inc	14,117
1,800	*	Axonyx, Inc	11,160
2,256	*	Century Business Services, Inc	9,836
500	*	Cornell Cos, Inc	7,590
1,300	*	Corrections Corp of America	52,585
1,500	*	CuraGen Corp	10,740
1,067	*	CV Therapeutics, Inc	24,541
1,700	*	Decode Genetics, Inc	13,277
2,200	*	DiamondCluster International, Inc	31,526
2,492	*	Digitas, Inc	23,799
800	*	Diversa Corp	6,992
900	*	Dyax Corp	6,498
1,550	*	eResearch Technology, Inc	24,567
2,300	*	Exelixis, Inc	21,850
200	*	Exponent, Inc	5,498
500	*	Forrester Research, Inc	8,970
1,500	*	FTI Consulting, Inc	31,605
2,300	*	Gartner, Inc (Class A)	28,658
300	*	Genencor International, Inc	4,920
200	*	Greenfield Online, Inc	4,398
200	*	Huron Consulting Group, Inc	4,440
2,450	*	Incyte Corp	24,476
800	*	Kosan Biosciences, Inc	5,544
300		Landauer, Inc	13,710
2,300	*	Lexicon Genetics, Inc	17,836
1,000	*	Lifecell Corp	10,220
700	*	Luminex Corp	6,216
700	*	MAXIMUS, Inc	21,784
800	*	Maxygen, Inc	10,232
1,100	*	Myriad Genetics, Inc	24,761
1,600	*	Navigant Consulting, Inc	42,560
600	*	Neopharm, Inc	7,506
2,200	*	Oscient Pharmaceuticals Corp	8,030
886	*	Parexel International Corp	17,986
2,300	*	Per-Se Technologies, Inc	36,409
1,500	*	PRG-Schultz International, Inc	7,545

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
800	*	Regeneration Technologies, Inc	$8,384
800	*	Resources Connection, Inc	43,448
400	*	Rigel Pharmaceuticals, Inc	9,768
1,100	*	Seattle Genetics, Inc	7,183
1,150	*	SFBC International, Inc	45,425
661	*	Sourcecorp	12,632
1,000	*	Symyx Technologies, Inc	30,080
300	*	TRC Cos, Inc	5,100
600	*	Trimeris, Inc	8,502
1,100	*	URS Corp	35,310
700	*	Ventiv Health, Inc	14,224
883	*	Washington Group International, Inc	36,424
1,800		Watson Wyatt & Co Holdings	48,510

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	955,748

FABRICATED METAL PRODUCTS - 1.40%
200		CIRCOR International, Inc	4,632
1,000		Commercial Metals Co	50,560
300	*	Commercial Vehicle Group, Inc	6,549
8,300	*	Crown Holdings, Inc	114,042
2,800	*	Griffon Corp	75,600
1,600		Gulf Island Fabrication, Inc	34,928
1,000	*	Intermagnetics General Corp	25,410
2,700	*	Jacuzzi Brands, Inc	23,490
700	*	NCI Building Systems, Inc	26,250
2,200	*	Shaw Group, Inc	39,270
1,000		Silgan Holdings, Inc	60,960
1,300		Simpson Manufacturing Co, Inc	45,370
1,700	*	Taser International, Inc	53,703
1,700	*	Water Pik Technologies, Inc	30,141

		TOTAL FABRICATED METAL PRODUCTS	590,905

FOOD AND KINDRED PRODUCTS - 1.29%
300	*	Boston Beer Co, Inc (Class A)	6,381
500		Cal-Maine Foods, Inc	6,045
300		Coca-Cola Bottling Co Consolidated	17,118
1,300		Corn Products International, Inc	69,628
37,300	*	Darling International, Inc	162,628
1,300		Flowers Foods, Inc	41,054
500	*	Gold Kist, Inc	6,810
200	*	Hansen Natural Corp	7,282
1,200	*	Interstate Bakeries Corp	7,680
200		J & J Snack Foods Corp	9,806
1,000		Lancaster Colony Corp	42,870
900		Lance, Inc	17,127
400	*	M&F Worldwide Corp	5,448
318	*	Peets Coffee & Tea, Inc	8,417
1,000		Ralcorp Holdings, Inc	41,930
976		Sanderson Farms, Inc	42,241
1,700		Sensient Technologies Corp	40,783
1,300		Topps Co, Inc	12,675

		TOTAL FOOD AND KINDRED PRODUCTS	545,923

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
FOOD STORES - 0.37%
600	*	Great Atlantic & Pacific Tea Co, Inc	$6,150
1,600		Ingles Markets, Inc (Class A)	19,824
600	*	Panera Bread Co (Class A)	24,192
400	*	Pantry, Inc	12,036
1,100	*	Pathmark Stores, Inc	6,391
2,400		Ruddick Corp	52,056
400		Weis Markets, Inc	15,428
1,000	*	Wild Oats Markets, Inc	8,810
2,900	*	Winn-Dixie Stores, Inc	13,195

		TOTAL FOOD STORES	158,082

FURNITURE AND FIXTURES - 0.46%
400		Bassett Furniture Industries, Inc	7,850
1,200		Ethan Allen Interiors, Inc	48,024
2,700		Furniture Brands International, Inc	67,635
370		Hooker Furniture Corp	8,399
800		Kimball International, Inc (Class B)	11,848
1,900		La-Z-Boy, Inc	29,203
176		Stanley Furniture Co, Inc	7,911
700	*	Tempur-Pedic International, Inc	14,840

		TOTAL FURNITURE AND FIXTURES	195,710

FURNITURE AND HOMEFURNISHINGS STORES - 0.38%
195	*	Cost Plus, Inc	6,265
400	*	Electronics Boutique Holdings Corp	17,176
1,300	*	GameStop Corp (Class B)	29,133
870	*	Guitar Center, Inc	45,840
700		Haverty Furniture Cos, Inc	12,950
1,600	*	Linens’n Things, Inc	39,680
745	*	Trans World Entertainment Corp	9,290

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	160,334

GENERAL BUILDING CONTRACTORS - 0.59%
500		Beazer Homes U.S.A., Inc	73,105
500		Brookfield Homes Corp	16,950
400	*	Meritage Homes Corp	45,080
100	*	Palm Harbor Homes, Inc	1,688
2,200	*	Perini Corp	36,718
300		Technical Olympic U.S.A., Inc	7,614
2,000		Walter Industries, Inc	67,460

		TOTAL GENERAL BUILDING CONTRACTORS	248,615

GENERAL MERCHANDISE STORES - 0.33%
900	*	99 Cents Only Stores	14,544
200		Bon-Ton Stores, Inc	3,150
625	*	Brookstone, Inc	12,219
1,782		Casey’s General Stores, Inc	32,343
200	*	Conn’s, Inc	3,364
600		Fred’s, Inc	10,440
400	*	Retail Ventures, Inc	2,840
1,000	*	ShopKo Stores, Inc	18,680
900	*	Stein Mart, Inc	15,354

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
900	*	Tuesday Morning Corp	$27,567

		TOTAL GENERAL MERCHANDISE STORES	140,501

HEALTH SERVICES - 2.10%
500	*	Amedisys, Inc	16,195
450	*	America Service Group, Inc	12,047
1,056	*	Amsurg Corp	31,194
2,500	*	Apria Healthcare Group, Inc	82,375
3,800	*	Beverly Enterprises, Inc	34,770
200	*	Corvel Corp	5,356
800	*	Cross Country Healthcare, Inc	14,464
900	*	Enzo Biochem, Inc	17,523
3,317	*	First Health Group Corp	62,061
1,360	*	Genesis HealthCare Corp	47,641
2,100	*	Gentiva Health Services, Inc	35,112
300	b*	Impath, Inc	1,368
900	*	Kindred Healthcare, Inc	26,955
600	*	LabOne, Inc	19,224
600		LCA-Vision, Inc	14,034
1,400	*	LifePoint Hospitals, Inc	48,748
1,500	*	Magellan Health Services, Inc	51,240
200	*	Medcath Corp	4,928
200		National Healthcare Corp	7,060
1,320	*	NeighborCare, Inc	40,550
1,500	*	OCA, Inc	9,525
1,300	*	Odyssey HealthCare, Inc	17,784
500		Option Care, Inc	8,595
1,100	*	Pediatrix Medical Group, Inc	70,455
1,800	*	Province Healthcare Co	40,230
400	*	Psychiatric Solutions, Inc	14,624
600	*	RehabCare Group, Inc	16,794
3,300		Select Medical Corp	58,080
600	*	Sunrise Senior Living, Inc	27,816
300	*	Symbion, Inc	6,624
1,000	*	United Surgical Partners International, Inc	41,700

		TOTAL HEALTH SERVICES	885,072

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.13%
1,200		Granite Construction, Inc	31,920
1,000	*	Insituform Technologies, Inc (Class A)	22,670

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	54,590

HOLDING AND OTHER INVESTMENT OFFICES - 10.31%
500	*	4Kids Entertainment, Inc	10,510
1,300		Aames Investment Corp	13,910
900		Affordable Residential Communities	12,915
500		Alabama National Bancorp	32,250
700		Alexandria Real Estate Equities, Inc	52,094
903		Amcore Financial, Inc	29,059
1,200		American Home Mortgage Investment Corp	41,100
900		AMLI Residential Properties Trust	28,800
4,200		Anthracite Capital, Inc	51,912
1,600		Anworth Mortgage Asset Corp	17,136
2,200		Apollo Investment Corp	33,220

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
300		Arbor Realty Trust, Inc	$7,362
700		Ashford Hospitality Trust, Inc	7,609
230	*	Bancorp, Inc	3,680
500		Bedford Property Investors	14,205
600		Bimini Mortgage Management, Inc (Class A)	9,636
1,100		BioMed Realty Trust, Inc	24,431
1,700		Brandywine Realty Trust	49,963
1,900		Brookline Bancorp, Inc	31,008
1,200		Capital Automotive REIT	42,630
100		Capital Southwest Corp	7,852
400		Capital Trust, Inc	12,284
600		Capstead Mortgage Corp	6,324
1,900		CarrAmerica Realty Corp	62,700
600		Cedar Shopping Centers, Inc	8,580
200		Cherokee, Inc	7,056
300		Cohen & Steers, Inc	4,875
700		Colonial Properties Trust	27,489
1,600		Commercial Net Lease Realty, Inc	32,960
400		Community Banks, Inc	11,264
1,800	*	Cornerstone Realty Income Trust, Inc	17,964
1,300		Corporate Office Properties Trust	38,155
800		Correctional Properties Trust	23,104
1,300		Cousins Properties, Inc	39,351
100	*	Criimi MAE, Inc	1,610
100	*	Enstar Group, Inc	6,250
900		Entertainment Properties Trust	40,095
1,800		Equity Inns, Inc	21,132
1,200		Equity One, Inc	28,476
800		Essex Property Trust, Inc	67,040
1,800	*	FelCor Lodging Trust, Inc	26,370
375		First Indiana Corp	8,441
1,500		First Industrial Realty Trust, Inc	61,095
3,047		First Niagara Financial Group, Inc	42,506
500		First Place Financial Corp	11,195
1,000		Gables Residential Trust	35,790
300		Gladstone Capital Corp	7,110
1,300		Glimcher Realty Trust	36,023
300		Gramercy Capital Corp	6,180
3,955		Greater Bay Bancorp	110,265
600		Harris & Harris Group, Inc	9,828
1,500		Healthcare Realty Trust, Inc	61,050
1,200		Highland Hospitality Corp	13,488
1,900		Highwoods Properties, Inc	52,630
17		Home Properties, Inc	731
2,600		IMPAC Mortgage Holdings, Inc	58,942
1,200		Innkeepers U.S.A. Trust	17,040
1,450		Investors Real Estate Trust	15,211
7,671		iShares Russell 2000 Index Fund	993,395
1,000		Kilroy Realty Corp	42,750
900		Kramont Realty Trust	21,060
6,700	*	La Quinta Corp	60,903
1,000		LaSalle Hotel Properties	31,830
2,900		Lexington Corporate Properties Trust	65,482
500		LTC Properties, Inc	9,955

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
5,700		Luminent Mortgage Capital, Inc	$67,830
2,900		MFA Mortgage Investments, Inc	25,578
600		Mid-America Apartment Communities, Inc	24,732
3,600		Mission West Properties, Inc	38,304
2,300		National Health Investors, Inc	67,114
2,400		Nationwide Health Properties, Inc	57,000
1,420		New Century Financial Corp	90,752
1,300		Newcastle Investment Corp	41,314
1,000		Novastar Financial, Inc	49,500
8,000		Omega Healthcare Investors, Inc	94,400
704		Oriental Financial Group, Inc	19,930
400		Parkway Properties, Inc	20,300
1,600		Prentiss Properties Trust	61,120
600		Prosperity Bancshares, Inc	17,526
600		PS Business Parks, Inc	27,060
900		RAIT Investment Trust	25,173
1,400		Realty Income Corp	70,812
665		Redwood Trust, Inc	41,290
400		Saul Centers, Inc	15,300
1,800		Saxon Capital, Inc	43,182
9,800		Senior Housing Properties Trust	185,612
600		Sovran Self Storage, Inc	25,284
400		Suffolk Bancorp	13,932
1,000		Summit Properties, Inc	32,560
600		Sun Communities, Inc	24,150
800		Sunstone Hotel Investors, Inc	16,624
1,570		Susquehanna Bancshares, Inc	39,171
1,000		Tanger Factory Outlet Centers, Inc	26,460
1,800		Taubman Centers, Inc	53,910
630		Tompkins Trustco, Inc	33,699
600		Town & Country Trust	16,578
800		U.S. Restaurant Properties, Inc	14,448
1,300		Universal Health Realty Income Trust	41,769
800		Urstadt Biddle Properties, Inc (Class A)	13,640
900		U-Store-It Trust	15,615
1,500		Washington Real Estate Investment Trust	50,805
1,055		Waypoint Financial Corp	29,909
3,300		Winston Hotels, Inc	38,973

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,348,617

HOTELS AND OTHER LODGING PLACES - 0.40%
401		Ameristar Casinos, Inc	17,287
2,600	*	Bluegreen Corp	51,558
1,600		Boyd Gaming Corp	66,640
700		Marcus Corp	17,598
700	*	Vail Resorts, Inc	15,694

		TOTAL HOTELS AND OTHER LODGING PLACES	168,777

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.54%
800	*	Actuant Corp	41,720
3,900	*	Adaptec, Inc	29,601
2,300	*	Advanced Digital Information Corp	23,046
900		Albany International Corp (Class A)	31,644
3,920	*	Astec Industries, Inc	67,463

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
100	*	ASV, Inc	$4,790
1,700	*	Asyst Technologies, Inc	8,653
1,000	*	Authentidate Holding Corp	6,190
6,600	*	Axcelis Technologies, Inc	53,658
958		Black Box Corp	46,003
1,581	*	Brooks Automation, Inc	27,225
400		Bucyrus International, Inc (Class A)	16,256
400		Cascade Corp	15,980
2,976	*	Cirrus Logic, Inc	16,398
3,000	*	Cray, Inc	13,980
600	*	Cuno, Inc	35,640
1,300	*	Cymer, Inc	38,402
1,500	*	Dot Hill Systems Corp	11,760
200	*	Dril-Quip, Inc	4,852
3,325	*	Electronics For Imaging, Inc	57,888
11,300	*	Emulex Corp	190,292
800		Engineered Support Systems, Inc	47,376
1,690	*	EnPro Industries, Inc	49,973
900	*	Esterline Technologies Corp	29,385
500	*	Flanders Corp	4,800
4,000	*	Flowserve Corp	110,160
1,100	*	FSI International, Inc	5,137
7,900	*	Gateway, Inc	47,479
600	*	Hydril	27,306
1,800	*	Hypercom Corp	10,656
1,800		IDEX Corp	72,900
1,412	*	InFocus Corp	12,934
1,500		JLG Industries, Inc	29,445
1,800		Joy Global, Inc	78,174
100	*	Kadant, Inc	2,050
1,000		Kaydon Corp	33,020
1,300		Kennametal, Inc	64,701
1,015	*	Komag, Inc	19,062
1,838	*	Kulicke & Soffa Industries, Inc	15,844
1,600		Lennox International, Inc	32,560
1,200		Lincoln Electric Holdings, Inc	41,448
300		Lufkin Industries, Inc	11,972
1,000		Manitowoc Co, Inc	37,650
600	*	Micros Systems, Inc	46,836
194		Middleby Corp	9,840
800		Modine Manufacturing Co	27,016
200		Nacco Industries, Inc (Class A)	21,080
750	*	Netgear, Inc	13,643
876		Nordson Corp	35,101
2,500	*	Oil States International, Inc	48,225
477	*	Overland Storage, Inc	7,961
1,489	*	PalmOne, Inc	46,978
2,200	*	Paxar Corp	48,774
480	*	Planar Systems, Inc	5,390
900	*	Presstek, Inc	8,712
900	*	ProQuest Co	26,730
5,700	*	Riverstone Networks, Inc	6,185
400		Robbins & Myers, Inc	9,532
1,300		Sauer-Danfoss, Inc	28,353

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
300		Schawk, Inc	$5,454
2,642	*	Scientific Games Corp (Class A)	62,985
600	*	Semitool, Inc	5,568
9,300	*	Silicon Graphics, Inc	16,089
400		Standex International Corp	11,396
1,000		Stewart & Stevenson Services, Inc	20,230
1,100	b*	Surebeam Corp (Class A)	7
600		Tecumseh Products Co (Class A)	28,680
300		Tennant Co	11,895
2,400	*	Terex Corp	114,360
800		Toro Co	65,080
300	*	Transact Technologies, Inc	6,408
888	*	Veeco Instruments, Inc	18,710
340		Woodward Governor Co	24,347
6,300	*	Xybernaut Corp	7,749
600		York International Corp	20,724

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,335,511

INSTRUMENTS AND RELATED PRODUCTS - 5.46%
600	*	Abaxis, Inc	8,694
500	*	Abiomed, Inc	7,720
300	*	ADE Corp	5,616
1,300	*	Advanced Medical Optics, Inc	53,482
700	*	Advanced Neuromodulation Systems, Inc	27,622
1,885	*	Align Technology, Inc	20,264
867	*	American Medical Systems Holdings, Inc	36,249
400		Analogic Corp	17,916
1,850		Arrow International, Inc	57,332
769	*	Arthrocare Corp	24,654
400	*	Aspect Medical Systems, Inc	9,784
350		BEI Technologies, Inc	10,808
600	*	Bio-Rad Laboratories, Inc (Class A)	34,422
1	*	Britesmile, Inc	7
706	*	Candela Corp	8,020
2,600	*	Cardiac Science, Inc	5,564
1,335	*	Cardiodynamics International Corp	6,902
1,500	*	Cepheid, Inc	14,910
200	*	Closure Medical Corp	3,900
1,359		Cognex Corp	37,916
1,100	*	Coherent, Inc	33,484
800		Cohu, Inc	14,848
900	*	Conceptus, Inc	7,304
1,100	*	Conmed Corp	31,262
3,500	*	Credence Systems Corp	32,025
1,100	*	CTI Molecular Imaging, Inc	15,609
2,200	*	Cyberoptics Corp	32,714
1,154		Datascope Corp	45,802
700	*	Dionex Corp	39,669
600	*	DJ Orthopedics, Inc	12,852
1,400	*	DRS Technologies, Inc	59,794
600		EDO Corp	19,050
1,064	*	Encore Medical Corp	7,225
726	*	Endocardial Solutions, Inc	8,494
500	*	ESCO Technologies, Inc	38,325

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
200	*	Exactech, Inc	$3,658
400	*	Excel Technology, Inc	10,400
400		E-Z-Em-Inc	5,840
791	*	FEI Co	16,611
200	*	Foxhollow Technologies, Inc	4,918
1,500	*	Haemonetics Corp	54,315
800	*	Hanger Orthopedic Group, Inc	6,480
400	*	Herley Industries, Inc	8,136
700	*	Hologic, Inc	19,229
391	*	ICU Medical, Inc	10,690
400		II-VI, Inc	16,996
700	*	Integra LifeSciences Holding	25,851
300	*	Intralase Corp	7,044
1,200	*	Intuitive Surgical, Inc	48,024
1,700		Invacare Corp	78,642
700	*	Itron, Inc	16,737
900	*	Ixia	15,129
400		Keithley Instruments, Inc	7,880
900	*	Kensey Nash Corp	31,077
799	*	Kyphon, Inc	20,582
600	*	Laserscope	21,546
300	*	LeCroy Corp	7,002
400	*	Measurement Specialties, Inc	10,184
330	*	Medical Action Industries, Inc	6,501
2,600		Mentor Corp	87,724
800	*	Merit Medical Systems, Inc	12,224
1,236	*	MKS Instruments, Inc	22,928
820	*	Molecular Devices Corp	16,482
500		Movado Group, Inc	9,325
1,516		MTS Systems Corp	51,256
1,150	*	Nanogen, Inc	8,464
700		Oakley, Inc	8,925
700	*	Ocular Sciences, Inc	34,307
2,900	*	Orbital Sciences Corp	34,307
1,400	*	Orthologic Corp	8,750
1,700	*	Orthovita, Inc	7,123
415	*	Palomar Medical Technologies, Inc	10,819
2,553	*	Possis Medical, Inc	34,414
1,200	*	RAE Systems, Inc	8,760
500	*	Rofin-Sinar Technologies, Inc	21,225
400	*	Sirf Technology Holdings, Inc	5,088
1,100	*	Sola International, Inc	30,294
700	*	Sonic Solutions, Inc	15,708
500	*	SonoSite, Inc	16,975
4,100	*	Steris Corp	97,252
1,400	*	Sybron Dental Specialties, Inc	49,532
1,457	*	Techne Corp	56,677
153		Tektronix, Inc	4,622
1,600	*	Thermogenesis	10,144
1,600	*	Thoratec Corp	16,672
1,800	*	Trimble Navigation Ltd	59,472
900		United Industrial Corp	34,866
500	*	Urologix, Inc	3,235
1,800	*	Varian, Inc	73,818

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
563	*	Ventana Medical Systems, Inc	$36,026
1,100	*	Viasys Healthcare, Inc	20,900
1,000	*	Viisage Technology, Inc	9,010
1,700	*	Visx, Inc	43,979
700		Vital Signs, Inc	27,244
1,000	*	Wright Medical Group, Inc	28,500
700		X-Rite, Inc	11,207
685		Young Innovations, Inc	23,105
300	*	Zoll Medical Corp	10,320

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,305,390

INSURANCE AGENTS, BROKERS AND SERVICE - 0.23%
600	*	Clark, Inc	9,312
1,100		Hilb, Rogal & Hamilton Co	39,864
1,200		National Financial Partners Corp	46,560

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	95,736

INSURANCE CARRIERS - 2.84%
800		21st Century Insurance Group	10,880
300		Affirmative Insurance Holdings, Inc	5,052
1,200		Alfa Corp	18,222
2,600		American Equity Investment Life Holding Co	28,002
300	*	American Physicians Capital, Inc	10,806
900	*	AMERIGROUP Corp	68,094
1,700		AmerUs Group Co	77,010
300		Baldwin & Lyons, Inc (Class B)	8,037
500		Bristol West Holdings, Inc	10,000
1,480	*	Centene Corp	41,958
1,136	*	Ceres Group, Inc	5,861
1,070	*	Citizens, Inc	6,816
1,700	*	CNA Surety Corp	22,695
900		Commerce Group, Inc	54,936
1,600	*	Danielson Holdings Corp	13,520
600		Delphi Financial Group, Inc (Class A)	27,690
545		Direct General Corp	17,494
200		Donegal Group, Inc	4,586
200		EMC Insurance Group, Inc	4,328
200		FBL Financial Group, Inc (Class A)	5,710
300	*	Financial Industries Corp	2,400
600		Great American Financial Resources, Inc	10,422
300		Harleysville Group, Inc	7,161
600	*	HealthExtras, Inc	9,780
680		Independence Holding Co	12,546
759		Infinity Property & Casualty Corp	26,717
100		Kansas City Life Insurance Co	4,730
1,100		Landamerica Financial Group, Inc	59,323
400	*	Molina Healthcare, Inc	18,552
100	*	National Western Life Insurance Co (Class A)	16,661
1,000	*	Navigators Group, Inc	30,110
100		NYMAGIC, Inc	2,530
2,170	*	Ohio Casualty Corp	50,366
1,600		Penn-America Group, Inc	24,160
600	*	Philadelphia Consolidated Holding Corp	39,684
3,400		Phoenix Cos, Inc	42,500

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
300	*	Pico Holdings, Inc	$6,231
1,000	*	PMA Capital Corp (Class A)	10,350
800		Presidential Life Corp	13,568
900	*	ProAssurance Corp	35,199
800		RLI Corp	33,256
425		Safety Insurance Group, Inc	13,239
971		Selective Insurance Group, Inc	42,957
1,200	*	Sierra Health Services, Inc	66,132
500		State Auto Financial Corp	12,925
1,000		Stewart Information Services Corp	41,650
500		Tower Group, Inc	6,000
300	*	Triad Guaranty, Inc	18,144
1,300		UICI	44,070
600		United Fire & Casualty Co	20,226
1,400	*	Vesta Insurance Group, Inc	5,152
300	*	WellCare Health Plans, Inc	9,750
400		Zenith National Insurance Corp	19,936

		TOTAL INSURANCE CARRIERS	1,198,124

JUSTICE, PUBLIC ORDER AND SAFETY - 0.06%
900	*	Geo Group, Inc	23,922

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	23,922

LEATHER AND LEATHER PRODUCTS - 0.28%
600		Brown Shoe Co, Inc	17,898
900		K-Swiss, Inc (Class A)	26,208
100		Weyco Group, Inc	4,429
2,200		Wolverine World Wide, Inc	69,124

		TOTAL LEATHER AND LEATHER PRODUCTS	117,659

LEGAL SERVICES - 0.03%
374		Pre-Paid Legal Services, Inc	14,044

		TOTAL LEGAL SERVICES	14,044

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.25%
5,000	*	Laidlaw International, Inc	107,000

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	107,000

LUMBER AND WOOD PRODUCTS - 0.30%
1,000		American Woodmark Corp	43,680
2,500	*	Champion Enterprises, Inc	29,550
400		Deltic Timber Corp	16,980
200		Skyline Corp	8,160
608		Universal Forest Products, Inc	26,387

		TOTAL LUMBER AND WOOD PRODUCTS	124,757

METAL MINING - 0.29%
400		Cleveland-Cliffs, Inc	41,544
8,600	*	Coeur D’alene Mines Corp	33,798

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
3,800	*	Hecla Mining Co	$22,154
2,297	*	Stillwater Mining Co	25,864

		TOTAL METAL MINING	123,360

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.69%
1,100		Blyth, Inc	32,516
500	*	Daktronics, Inc	12,445
800		Escalade, Inc	10,688
900	*	Jakks Pacific, Inc	19,899
1,200	*	K2, Inc	19,056
1,000	*	Leapfrog Enterprises, Inc	13,600
1,100		Nautilus Group, Inc	26,587
500	*	Oneida Ltd	1,530
400		Penn Engineering & Manufacturing Corp	7,240
600	*	RC2 Corp	19,560
720	*	Shuffle Master, Inc	33,912
1,200	*	Steinway Musical Instruments, Inc	34,728
1,800	*	Yankee Candle Co, Inc	59,724

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	291,485

MISCELLANEOUS RETAIL - 0.91%
800	*	1-800-Flowers.com, Inc (Class A)	6,728
1,200	*	Alloy, Inc	9,684
700		Big 5 Sporting Goods Corp	20,398
300		Blair Corp	10,698
100	*	Blue Nile, Inc	2,762
300	*	Build-A-Bear Workshop, Inc	10,545
1,100		Cash America International, Inc	32,703
675	*	Coldwater Creek, Inc	20,837
1,100	*	Dick’s Sporting Goods, Inc	38,665
1,600	*	Drugstore.com, Inc	5,440
200	*	Friedman’s, Inc (Class A)	258
800	*	Hibbett Sporting Goods, Inc	21,288
600	*	Jill (J.) Group, Inc	8,934
1,100		Longs Drug Stores Corp	30,327
400	*	Overstock.com, Inc	27,600
435	*	Party City Corp	5,625
300	*	PC Connection, Inc	2,856
898	*	Priceline.com, Inc	21,184
400	*	Sharper Image Corp	7,540
800	*	Sports Authority, Inc	20,600
300	*	Systemax, Inc	2,202
400		World Fuel Services Corp	19,920
1,920	*	Zale Corp	57,350

		TOTAL MISCELLANEOUS RETAIL	384,144

MOTION PICTURES - 0.25%
300		Carmike Cinemas, Inc	10,950
4,010	*	Hollywood Entertainment Corp	52,491
2,307		Movie Gallery, Inc	43,994

		TOTAL MOTION PICTURES	107,435

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE

NONDEPOSITORY INSTITUTIONS - 0.81%
600	*	Accredited Home Lenders Holding Co	$29,808
796		Advanta Corp (Class A)	18,005
300		Asta Funding, Inc	8,052
500		Beverly Hills Bancorp, Inc	5,050
1,600		CharterMac	39,104
300	*	Collegiate Funding Services LLC	4,227
3,197	*	CompuCredit Corp	87,406
409	*	Credit Acceptance Corp	10,409
200	b*	DVI, Inc	—
400	*	Encore Capital Group, Inc	9,512
1,100		Federal Agricultural Mortgage Corp (Class C)	25,630
600		Financial Federal Corp	23,520
400	*	First Cash Financial Services, Inc	10,684
1,200		MCG Capital Corp	20,556
1,200	*	Metris Cos, Inc	15,300
300	*	Nelnet, Inc	8,079
500	*	NGP Capital Resources Co	7,685
609	*	World Acceptance Corp	16,754

		TOTAL NONDEPOSITORY INSTITUTIONS	339,781

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
800		Amcol International Corp	16,072
500		Compass Minerals International, Inc	12,115

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	28,187

OIL AND GAS EXTRACTION - 3.51%
400	*	Atwood Oceanics, Inc	20,840
600		Berry Petroleum Co (Class A)	28,620
1,200		Cabot Oil & Gas Corp (Class A)	53,100
1,400	*	Cal Dive International, Inc	57,050
400	*	Callon Petroleum Co	5,784
700	*	Cheniere Energy, Inc	44,590
1,500	*	Cimarex Energy Co	56,850
1,200	*	Comstock Resources, Inc	26,460
500	*	Edge Petroleum Corp	7,290
900	*	Energy Partners Ltd	18,243
1,800	*	Forest Oil Corp	57,096
1,000	*	FX Energy, Inc	11,680
2,000	*	Global Industries Ltd	16,580
1,300	*	Harvest Natural Resources, Inc	22,451
1,800		Helmerich & Payne, Inc	61,272
1,000	*	Houston Exploration Co	56,310
1,500	b*	KCS Energy, Inc	22,170
4,600	*	Key Energy Services, Inc	54,280
3,100	*	Magnum Hunter Resources, Inc	39,990
600	*	McMoRan Exploration Co	11,220
2,200	*	Meridian Resource Corp	13,310
1,400	*	Mission Resources Corp	8,176
900	*	Oceaneering International, Inc	33,588
3,400	*	Parker Drilling Co	13,362
700		Penn Virginia Corp	28,399
200	v*	PetroCorp, Inc (Escrow)	—

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
1,253	*	Petroleum Development Corp	$48,328
2,100	*	Plains Exploration & Production Co	54,600
600	*	Quicksilver Resources, Inc	22,068
2,400		Range Resources Corp	49,104
800	*	Remington Oil & Gas Corp	21,800
500		RPC, Inc	12,560
1,300	*	Southwestern Energy Co	65,897
1,900		St. Mary Land & Exploration Co	79,306
800	*	Stone Energy Corp	36,072
1,900	*	Superior Energy Services, Inc	29,279
1,000	*	Swift Energy Co	28,940
1,000	*	Syntroleum Corp	8,030
800	*	Tetra Technologies, Inc	22,640
400	*	Todco	7,368
800	*	Transmontaigne, Inc	4,904
1,300	*	Unit Corp	49,673
1,200	*	Veritas DGC, Inc	26,892
4,200		Vintage Petroleum, Inc	95,298
900	*	W-H Energy Services, Inc	20,124
1,000	*	Whiting Petroleum Corp	30,250

		TOTAL OIL AND GAS EXTRACTION	1,481,844

PAPER AND ALLIED PRODUCTS - 0.62%
1,000	*	Buckeye Technologies, Inc	13,010
400	*	Caraustar Industries, Inc	6,728
700		Chesapeake Corp	19,012
3,900	*	Graphic Packaging Corp	28,080
500		Greif, Inc (Class A)	28,000
1,800		Longview Fibre Co	32,652
1,200	*	Playtex Products, Inc	9,588
600		Pope & Talbot, Inc	10,266
1,100		Potlatch Corp	55,638
1,000		Rock-Tenn Co (Class A)	15,160
500		Schweitzer-Mauduit International, Inc	16,975
1,600		Wausau-Mosinee Paper Corp	28,576

		TOTAL PAPER AND ALLIED PRODUCTS	263,685

PERSONAL SERVICES - 0.44%
1,412	b*	Alderwoods Group, Inc	16,068
1,100		Angelica Corp	29,755
783	*	Coinstar, Inc	21,008
1,100		G & K Services, Inc (Class A)	47,762
1,300		Jackson Hewitt Tax Service, Inc	32,825
1,400		Unifirst Corp	39,592

		TOTAL PERSONAL SERVICES	187,010

PETROLEUM AND COAL PRODUCTS - 0.61%
900		Frontier Oil Corp	23,994
400	*	Giant Industries, Inc	10,604
1,200	*	Headwaters, Inc	34,200
2,300		Holly Corp	64,101

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
3,400	*	Tesoro Corp	$108,324
600		WD-40 Co	17,046

		TOTAL PETROLEUM AND COAL PRODUCTS	258,269

PRIMARY METAL INDUSTRIES - 2.17%
3,900	*	AK Steel Holding Corp	56,433
500	*	Aleris International, Inc	8,460
3,400		Allegheny Technologies, Inc	73,678
1,700		Belden CDT, Inc	39,440
600	*	Brush Engineered Materials, Inc	11,100
800		Carpenter Technology Corp	46,768
700	*	Century Aluminum Co	18,382
3,100	*	CommScope, Inc	58,590
700		Curtiss-Wright Corp	40,187
600	*	Encore Wire Corp	7,998
800		Gibraltar Industries, Inc	18,896
300	*	Liquidmetal Technologies, Inc	690
1,000	*	Lone Star Technologies, Inc	33,460
1,200		Matthews International Corp (Class A)	44,160
3,700	*	Maverick Tube Corp	112,110
1,200		Mueller Industries, Inc	38,640
607		NN, Inc	8,018
700	*	NS Group, Inc	19,460
1,200	*	Oregon Steel Mills, Inc	24,348
600		Quanex Corp	41,142
800		Ryerson Tull, Inc	12,600
700		Schnitzer Steel Industries, Inc (Class A)	23,751
1,312		Steel Dynamics, Inc	49,699
400		Steel Technologies, Inc	11,004
800		Texas Industries, Inc	49,904
200	*	Titanium Metals Corp	4,828
2,400		Tredegar Corp	48,504
300	*	Wheeling-Pittsburgh Corp	11,562

		TOTAL PRIMARY METAL INDUSTRIES	913,812

PRINTING AND PUBLISHING - 1.14%
2,300		American Greetings Corp (Class A)	58,305
900		Banta Corp	40,284
800	*	Consolidated Graphics, Inc	36,720
250		Courier Corp	12,980
450		CSS Industries, Inc	14,292
600		Ennis, Inc	11,550
1,500		Harland (John H.) Co	54,150
700		Journal Communications, Inc	12,649
1,500	*	Journal Register Co	28,995
400	*	Martha Stewart Living Omnimedia, Inc (Class A)	11,608
4,700	*	Primedia, Inc	17,860
3,500		Reader’s Digest Association, Inc (Class A)	48,685
1,126	*	Scholastic Corp	41,617
400		Thomas Nelson, Inc	9,040
2,400	*	Valassis Communications, Inc	84,024

		TOTAL PRINTING AND PUBLISHING	482,759

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
RAILROAD TRANSPORTATION - 0.21%
800		Florida East Coast Industries	$36,080
500	*	Genesee & Wyoming, Inc (Class A)	14,065
2,200	*	Kansas City Southern Industries, Inc	39,006

		TOTAL RAILROAD TRANSPORTATION	89,151

REAL ESTATE - 0.47%
900	*	CB Richard Ellis Group, Inc	30,195
200		Consolidated-Tomoka Land Co	8,600
1,100	*	Jones Lang LaSalle, Inc	41,151
13,714	*	Stewart Enterprises, Inc (Class A)	95,861
1,200	*	Trammell Crow Co	21,732

		TOTAL REAL ESTATE	197,539

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.91%
1,300		Aptargroup, Inc	68,614
400		Bandag, Inc	19,924
2,400		Cooper Tire & Rubber Co	51,720
300	*	Deckers Outdoor Corp	14,097
5,500	*	Goodyear Tire & Rubber Co	80,630
980		Myers Industries, Inc	12,544
200		Quixote Corp	4,066
1,100		Schulman (A.), Inc	23,551
2,700	*	Skechers U.S.A., Inc (Class A)	34,992
500		Spartech Corp	13,545
400	*	Trex Co, Inc	20,976
1,900		Tupperware Corp	39,368

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	384,027

SECURITY AND COMMODITY BROKERS - 0.63%
950	*	Affiliated Managers Group, Inc	64,353
200		BKF Capital Group, Inc	7,580
700		Calamos Asset Management, Inc (Class A)	18,900
200		Gabelli Asset Management, Inc (Class A)	9,704
200		Greenhill & Co, Inc	5,740
1,600	*	Investment Technology Group, Inc	32,000
4,100	*	Knight Trading Group, Inc	44,895
1,900	*	LaBranche & Co, Inc	17,024
700	*	Piper Jaffray Cos	33,565
1,400		SWS Group, Inc	30,688
9		Value Line, Inc	353

		TOTAL SECURITY AND COMMODITY BROKERS	264,802

SOCIAL SERVICES - 0.09%
431	*	Bright Horizons Family Solutions, Inc	27,912
600	*	Res-Care, Inc	9,132

		TOTAL SOCIAL SERVICES	37,044

SPECIAL TRADE CONTRACTORS - 0.42%
400		Chemed Corp	26,844
1,400	*	Comfort Systems U.S.A., Inc	10,752
2,700	*	Dycom Industries, Inc	82,404
500	*	EMCOR Group, Inc	22,590
1,200	*	Integrated Electrical Services, Inc	5,808

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
400	*	Layne Christensen Co	$7,260
2,600	*	Quanta Services, Inc	20,800

		TOTAL SPECIAL TRADE CONTRACTORS	176,458

STONE, CLAY, AND GLASS PRODUCTS - 0.40%
300		Ameron International Corp	11,370
1,000		Apogee Enterprises, Inc	13,410
900	*	Cabot Microelectronics Corp	36,045
500		CARBO Ceramics, Inc	34,500
700		Eagle Materials, Inc	60,445
300		Libbey, Inc	6,663
855	*	U.S. Concrete, Inc	6,558

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	168,991

TRANSPORTATION BY AIR - 0.78%
1,100	*	Alaska Air Group, Inc	36,839
1,300	*	America West Holdings Corp (Class B)	8,554
2,400	*	Continental Airlines, Inc (Class B)	32,496
3,800	*	Delta Air Lines, Inc	28,424
3,300	*	ExpressJet Holdings, Inc	42,504
800	*	Forward Air Corp	35,760
1,104	*	Mesa Air Group, Inc	8,765
1,500	*	Offshore Logistics, Inc	48,705
100	*	Petroleum Helicopters (Vote)	2,578
2,800	*	Pinnacle Airlines Corp	39,032
2,180		Skywest, Inc	43,731

		TOTAL TRANSPORTATION BY AIR	327,388

TRANSPORTATION EQUIPMENT - 1.96%
1,100	*	AAR Corp	14,982
1,000	*	Aftermarket Technology Corp	16,100
3,044		Arctic Cat, Inc	80,727
2,200		ArvinMeritor, Inc	49,214
900		Clarcor, Inc	49,293
1,200	*	Ducommun, Inc	25,020
1,700	*	GenCorp, Inc	31,569
1,300	*	Hayes Lemmerz International, Inc	11,479
700		Heico Corp	15,813
776		Kaman Corp (Class A)	9,816
600		Marine Products Corp	15,666
900		Monaco Coach Corp	18,513
200		Noble International Ltd	4,078
700		Standard Motor Products, Inc	11,060
196	*	Strattec Security Corp	12,274
800		Superior Industries International, Inc	23,240
1,900	*	Teledyne Technologies, Inc	55,917
1,500	*	Tenneco Automotive, Inc	25,860
1,300		Thor Industries, Inc	48,165
600		Trinity Industries, Inc	20,448
600	*	Triumph Group, Inc	23,700
4,600		Visteon Corp	44,942
1,100	*	Wabash National Corp	29,623

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
1,400		Westinghouse Air Brake Technologies Corp	$29,848
4,100		Winnebago Industries, Inc	160,146

		TOTAL TRANSPORTATION EQUIPMENT	827,493

TRANSPORTATION SERVICES - 0.44%
886		Ambassadors Group, Inc	31,550
1,300	*	EGL, Inc	38,857
1,800		GATX Corp	53,208
302	*	HUB Group, Inc	15,770
2,200	*	Navigant International, Inc	26,774
1,000	*	Pacer International, Inc	21,260

		TOTAL TRANSPORTATION SERVICES	187,419

TRUCKING AND WAREHOUSING - 1.03%
1,200		Arkansas Best Corp	53,868
300	*	Covenant Transport, Inc (Class A)	6,246
1,600		Heartland Express, Inc	35,952
1,100	*	Landstar System, Inc	81,004
600	*	Old Dominion Freight Line	20,880
1,000		Overnite Corp	37,240
200	*	P.A.M. Transportation Services	3,750
513	*	SCS Transportation, Inc	11,989
4,616	*	Swift Transportation Co, Inc	99,151
200	*	U.S. Xpress Enterprises, Inc (Class A)	5,860
1,000		USF Corp	37,950
1,700		Werner Enterprises, Inc	38,488

		TOTAL TRUCKING AND WAREHOUSING	432,378

WATER TRANSPORTATION - 0.24%
200	*	Hornbeck Offshore Services, Inc	3,860
800	*	Kirby Corp	35,504
1,000		Overseas Shipholding Group, Inc	55,200
600	*	Seabulk International, Inc	7,266

		TOTAL WATER TRANSPORTATION	101,830

WHOLESALE TRADE-DURABLE GOODS - 1.90%
200	*	1-800 Contacts, Inc	4,400
1,000		Agilysys, Inc	17,140
1,000	*	Alliance Imaging, Inc	11,250
1,100		Anixter International, Inc	39,589
900		Applied Industrial Technologies, Inc	24,660
1,800	*	Aviall, Inc	41,346
500		Barnes Group, Inc	13,255
500	*	Beacon Roofing Supply, Inc	9,930
700	*	BioVeris Corp	5,117
5,900	*	Brightpoint, Inc	115,286
400		Compx International, Inc	6,612
1,900	*	Department 56, Inc	31,635
800	*	Digi International, Inc	13,752
800	*	Global Imaging Systems, Inc	31,600
800		Handleman Co	17,184
600	*	Imagistics International, Inc	20,196
1,770	*	Insight Enterprises, Inc	36,320
300	*	Insurance Auto Auctions, Inc	6,726

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
500	*	Keystone Automotive Industries, Inc	$11,625
1,300		Knight Transportation, Inc	32,240
200		Lawson Products, Inc	10,086
600		Metal Management, Inc	16,122
1,500	*	Microtek Medical Holdings, Inc	6,090
1,400		Owens & Minor, Inc	39,438
2,400	*	PSS World Medical, Inc	30,036
1,000		Reliance Steel & Aluminum Co	38,960
4,300	*	Safeguard Scientifics, Inc	9,116
1,950		SCP Pool Corp	62,205
200	*	TBC Corp	5,560
800		Watsco, Inc	28,176
1,700	*	WESCO International, Inc	50,388
1,500	*	Zoran Corp	17,370

		TOTAL WHOLESALE TRADE-DURABLE GOODS	803,410

WHOLESALE TRADE-NONDURABLE GOODS - 1.51%
1,500		Acuity Brands, Inc	47,700
500		Advanced Marketing Services, Inc	5,030
2,100		Airgas, Inc	55,671
1,000	*	Allscripts Healthcare Solutions, Inc	10,670
1,400		Chiquita Brands International, Inc	30,884
1,600		DIMON, Inc	10,752
600		Getty Realty Corp	17,238
1,900	*	Men's Wearhouse, Inc	60,724
700	*	Metals USA, Inc	12,985
1,200		Nash Finch Co	45,312
1,900		Nu Skin Enterprises, Inc (Class A)	48,222
1,700	*	Performance Food Group Co	45,747
2,398		Perrigo Co	41,413
1,000	*	Priority Healthcare Corp (Class B)	21,770
200	*	Provide Commerce, Inc	7,430
1,000		Russell Corp	19,480
2,100	*	Smart & Final, Inc	30,219
400		Standard Commercial Corp	7,784
1,400		Stride Rite Corp	15,638
1,100	*	Tractor Supply Co	40,931
1,200	*	United Stationers, Inc	55,440
400		Valhi, Inc	6,436

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	637,476

		TOTAL COMMON STOCKS (Cost $35,965,877)	42,050,307

		TOTAL PORTFOLIO – 99.67% (Cost $35,970,384)	42,055,527
		OTHER ASSETS & LIABILITIES, NET - 0.33%	138,514

		NET ASSETS - 100.00%	$42,194,041

*	Non-income producing

b	In bankruptcy

TIAA-CREF Life Funds — Small-Cap Equity Fund

f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2004, the value of these securities amounted to $0 or 0.00% of net assets.

v	Security valued at fair value

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $36,202,220. Net unrealized appreciation of portfolio investments aggregated $5,853,307 of which $6,624,819 related to appreciated portfolio investments and $771,512 related to depreciated portfolio investments.

Restricted security held by the Fund is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE
Wiltel Communications (Rts)	11/07/03	$—	$—

TIAA-CREF Life Funds — Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS

TIAA-CREF Life Real Estate Securities Fund

December 31, 2004

SHARES			VALUE
PREFERRED STOCKS - 2.84%
HOLDING AND OTHER INVESTMENT OFFICES - 2.84%
19,000	*	American Home Mortgage Investment Corp	$486,400
19,000	*	CBL & Associates Properties, Inc	472,150
19,000	*	Cousins Properties, Inc	477,280
15,000	*	IMPAC Mortgage Holdings, Inc	379,500

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,815,330

		TOTAL PREFERRED STOCKS (Cost $1,800,000)	1,815,330

COMMON STOCKS - 95.31%
HOLDING AND OTHER INVESTMENT OFFICES - 85.06%
55,000		Aames Investment Corp	588,500
18,587		Acadia Realty Trust	302,968
88,000		Affordable Residential Communities	1,262,800
12,300		AMB Property Corp	496,797
8,000		American Land Lease, Inc	180,320
7,500		AMLI Residential Properties Trust	240,000
11,250		Anthracite Capital, Inc	139,050
48,000		Archstone-Smith Trust	1,838,400
20,000	v*	Bimini Mortgage	321,200
75,000		Bimini Mortgage Management, Inc (Class A)	1,204,500
36,500		BNP Residential Properties, Inc	587,650
15,800		Boston Properties, Inc	1,021,786
6,000		Brandywine Realty Trust	176,340
9,700		BRE Properties, Inc (Class A)	391,007
8,200		Camden Property Trust	418,200
18,500		Capital Lease Funding, Inc	231,250
5,027		Capital Trust, Inc	154,379
49,968		Cedar Shopping Centers, Inc	714,542
5,600		Centerpoint Properties Trust	268,184
28,000		Corporate Office Properties Trust	821,800
15,000		Correctional Properties Trust	433,200
14,000		Cousins Properties, Inc	423,780
25,000	*	Deerfield Triarc Capital	375,000
18,712		Developers Diversified Realty Corp	830,251
25,354		Digital Realty Trust, Inc	341,518
15,468		Duke Realty Corp	528,078
35,000		Eagle Hospitality Properties Trust, Inc	360,500
56,000		Equity Inns, Inc	657,440
4,900		Equity Lifestyle Properties, Inc	175,175
9,901		Equity Office Properties Trust	288,317
36,000		Equity Residential	1,302,480
4,704		Essex Property Trust, Inc	394,195
24,500		Extra Space Storage, Inc	326,585
98,000		Falcon Financial Investment Trust	686,000

TIAA-CREF Life Funds — Real Estate Securities Fund

SHARES			VALUE
3,400		Federal Realty Investment Trust	$175,610
56,000	*	Feldman Mall Properties, Inc	728,560
41,125		General Growth Properties, Inc	1,487,080
61,000		Glenborough Realty Trust, Inc	1,298,080
116,000		GMH Communities Trust	1,635,600
50,000	*	Gramercy Capital	1,030,000
5,000		Healthcare Realty Trust, Inc	203,500
31,000		Hersha Hospitality Trust	354,950
11,800		Home Properties, Inc	507,400
108,000		HomeBanc Corp	1,045,440
31,000		Host Marriott Corp	536,300
28,500		IMPAC Mortgage Holdings, Inc	646,095
6,000		iStar Financial, Inc	271,560
25,000	v*	JER Investors Trust, Inc	375,000
14,000		Kimco Realty Corp	811,860
15,173		Kite Realty Group Trust	231,844
31,220	*	La Quinta Corp	283,790
37,500		LaSalle Hotel Properties	1,193,625
23,611		Lexington Corporate Properties Trust	533,136
15,000		Liberty Property Trust	648,000
36,500		LTC Properties, Inc	726,715
31,600		Luminent Mortgage Capital, Inc	376,040
16,300		Macerich Co	1,023,640
9,300		Mack-Cali Realty Corp	428,079
28,000	*	Meristar Hospitality Corp	233,800
5,300		Mills Corp	337,928
89,600		Monmouth REIT (Class A)	771,456
9,800		New Century Financial Corp	626,318
10,253		New York Mortgage Trust, Inc	114,834
24,663		Newcastle Investment Corp	783,790
10,000	*	NorthStar Realty Finance Corp	114,500
15,142		Novastar Financial, Inc	749,529
100,000		Omega Healthcare Investors, Inc	1,180,000
30,000	v*	Origen Financial Co	300,000
42,225		Origen Financial, Inc	315,843
7,000		Pan Pacific Retail Properties, Inc	438,900
7,000		Parkway Properties, Inc	355,250
30,000	v*	People's Choice Financial	300,000
11,900		Prologis	515,627
16,600		Public Storage, Inc	925,450
42,000		Reckson Associates Realty Corp	1,378,020
10,900		Regency Centers Corp	603,860
22,900		Simon Property Group, Inc	1,480,943
13,000		SL Green Realty Corp	787,150
111,793	*	Spirit Finance Corp	1,414,182
25,000	*	Spirit Financial Corp	316,250
50,000		Strategic Hotel Capital, Inc	825,000
45,683		Sunset Financial Resources, Inc	475,560
27,300		Sunstone Hotel Investors, Inc	567,294
64,000		Trizec Properties, Inc	1,210,880
12,200		United Dominion Realty Trust, Inc	302,560
49,000		U-Store-It Trust	850,150

TIAA-CREF Life Funds — Real Estate Securities Fund

SHARES			VALUE
14,500		Ventas, Inc	$397,445
8,500		Vornado Realty Trust	647,105

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	54,353,720

HOTELS AND OTHER LODGING PLACES - 6.94%
25,000	*	Diamondrock Hospitality Co	250,000
16,500	*	Fairmont Hotels & Resorts	571,560
14,063	*	Great Wolf Resorts, Inc	314,168
16,000		Hilton Hotels Corp	363,840
23,000	*	Interstate Hotels & Resorts, Inc	123,280
395,000	*	Jameson Inns, Inc	778,150
110,700	*	Lodgian, Inc	1,361,610
11,500		Starwood Hotels & Resorts Worldwide, Inc	671,600

		TOTAL HOTELS AND OTHER LODGING PLACES	4,434,208

REAL ESTATE - 3.31%
28,000		Catellus Development Corp	856,800
3,000	*	CB Richard Ellis Group, Inc	100,650
25,000	*	KKR Financial Corp	250,000
71,000	*	Thomas Properties Group, Inc	904,540

		TOTAL REAL ESTATE	2,111,990

		TOTAL COMMON STOCKS (Cost $55,133,003)	60,899,918

PRINCIPAL
SHORT-TERM INVESTMENTS - 3.53%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.53%
$2,260,000		Federal Home Loan Bank (FHLB)
		1.000%, 01/03/05	2,259,595

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	2,259,595

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,259,843)	2,259,595

		TOTAL PORTFOLIO - 101.68% (Cost $59,192,846)	64,974,843
		OTHER ASSETS & LIABILITIES, NET - (1.68%)	(1,076,025)

		NET ASSETS - 100.00%	$63,898,818

*	Non-income producing

v	Security valued at fair value

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $58,975,635. Net unrealized appreciation of portfolio investments aggregated $5,999,208 of which $6,465,125 related to appreciated portfolio investments and $465,917 related to depreciated portfolio investments.

TIAA-CREF Life Funds — Bond Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS

TIAA-CREF Life Bond Fund

December 31, 2004

PRINCIPAL			RATE	MATURITY DATE	RATING +	VALUE
BONDS - 99.15%
CORPORATE BONDS - 31.29%
ASSET BACKED - 2.54%
$1,000,000		Chase Funding Mortgage Loan Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	$995,098
500,000		Chase Funding Mortgage Loan Series 2004-2 (Class 1B2)	5.700	02/25/34	Baa2	485,660

		TOTAL ASSET BACKED				1,480,758

CHEMICALS AND ALLIED PRODUCTS - 0.35%
100,000	g	Clorox Co Note	5.000	01/15/15	A3	101,900
100,000		Procter & Gamble Co Note	4.950	08/15/14	Aa3	102,392

		TOTAL CHEMICALS AND ALLIED PRODUCTS				204,292

COMMUNICATIONS - 1.66%
100,000		AT&T Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	134,817
100,000		BellSouth Corp Note	6.875	10/15/31	A1	112,810
100,000		British Telecommunications plc Bond	8.875	12/15/30	Baa1	133,569
100,000		Comcast Corp Bond	7.050	03/15/33	Baa3	114,256
100,000		Deutsche Telekom International Finance BV (Guarantee Note)	8.750	06/15/30	Baa1	131,720
100,000		SBC Communications, Inc Note	6.150	09/15/34	A2	102,839
100,000		Sprint Capital Corp (Guarantee Note)	8.750	03/15/32	Baa3	133,053
100,000		Vodafone Group plc Note	6.250	11/30/32	A2	108,591

		TOTAL COMMUNICATIONS				971,655

DEPOSITORY INSTITUTIONS - 17.12%
100,000		Bank of America Corp (Sub Note)	4.750	08/15/13	Aa3	100,218
212,000	g	Citigroup, Inc (Sub Note)	5.000	09/15/14	Aa2	212,822
100,000		Citigroup, Inc (Sub Note)	6.625	06/15/32	Aa2	111,777
100,000		JPMorgan Chase & Co (Sub Note)	5.125	09/15/14	A1	100,652
100,000		Marshall & Ilsley Corp Note	4.375	08/01/09	A1	101,105
4,460,000	v	TRAINS (Secured Note)	5.940	01/25/07	A3	4,626,804
4,080,000	v	TRAINS (Sr Note)	6.962	01/15/12	A3	4,537,450
100,000		Wachovia Corp (Sub Note)	5.250	08/01/14	A1	102,429
100,000		Wells Fargo & Co (Sub Note)	4.950	10/16/13	Aa2	101,429

		TOTAL DEPOSITORY INSTITUTIONS				9,994,686

ELECTRIC, GAS, AND SANITARY SERVICES - 0.19%
100,000		FirstEnergy Corp Note	6.450	11/15/11	Baa3	108,647

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				108,647

GENERAL BUILDING CONTRACTORS - 0.34%
100,000		MDC Holdings, Inc (Guarantee Note)	5.500	05/15/13	Baa3	101,885
100,000		Pulte Homes, Inc (Sr Note)	6.375	05/15/33	Baa3	99,598

		TOTAL GENERAL BUILDING CONTRACTORS				201,483

TIAA-CREF Life Funds — Bond Fund

PRINCIPAL			RATE	MATURITY DATE	RATING +	VALUE
GENERAL MERCHANDISE STORES - 0.22%
$100,000		Wal-Mart Stores, Inc Note	7.550	02/15/30	Aa2	$130,190

		TOTAL GENERAL MERCHANDISE STORES				130,190

INSURANCE CARRIERS - 0.34%
100,000		Anthem, Inc Note	3.500	09/01/07	Baa1	99,446
100,000		Travelers Property Casualty Corp (Sr Note)	6.375	03/15/33	A3	101,300

		TOTAL INSURANCE CARRIERS				200,746

METAL MINING - 0.17%
100,000		Barrick Gold Finance Co Note	4.875	11/15/14	Baa1	99,659

		TOTAL METAL MINING				99,659

MOTION PICTURES - 0.21%
100,000		AOL Time Warner, Inc (Guarantee Note)	7.700	05/01/32	Baa1	122,297

		TOTAL MOTION PICTURES				122,297

NONDEPOSITORY INSTITUTIONS - 1.41%
100,000		General Electric Capital Corp Note	5.875	02/15/12	Aaa	108,242
100,000		Household Finance Corp Note	6.375	11/27/12	A1	110,336
100,000		HSBC Finance Corp	4.125	11/16/09	A1	99,464
100,000		Toyota Motor Credit Corp Note	0.029	07/08/08	Aaa	97,393
406,166	v	Wells Fargo Home Equity Trust	4.450	10/26/34	NR	406,166

		TOTAL NONDEPOSITORY INSTITUTIONS				821,601

OIL AND GAS EXTRACTION - 0.19%
100,000		EnCana Corp Bond	6.500	08/15/34	Baa2	109,913

		TOTAL OIL AND GAS EXTRACTION				109,913

OTHER MORTGAGE BACKED SECURITIES - 4.73%
949,542		Bank of America Alternative Loan Trust Series 2004-7 (Class 2A1)	6.000	08/25/34	NR	975,061
400,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	407,560
750,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002 - C1 (Class A3)	5.376	07/12/37	Aaa	786,330
500,000		Merrill Lynch Mortgage Trust Series 2004-BPC1 (Class Aj)	4.922	10/12/41	NR	499,418
93,528	v	Option One Mortgage Securities Corp NIM Trust Series 2004-1A (Class A)	2.608	04/26/09	Aaa	93,529

		TOTAL OTHER MORTGAGE BACKED SECURITIES				2,761,898

PETROLEUM AND COAL PRODUCTS - 0.53%
100,000		ConocoPhillips (Guarantee Note)	5.900	10/15/32	A3	104,552
100,000		Enterprise Products Operating LP (Sr Note)	4.000	10/15/07	Baa3	99,756
100,000		Enterprise Products Operating LP (Sr Note)	6.650	10/15/34	Baa3	103,427

		TOTAL PETROLEUM AND COAL PRODUCTS				307,735

PRINTING AND PUBLISHING - 0.20%
100,000		Viacom, Inc (Guarantee Note)	7.700	07/30/10	A3	116,558

		TOTAL PRINTING AND PUBLISHING				116,558

TIAA-CREF Life Funds — Bond Fund

PRINCIPAL		RATE	MATURITY DATE	RATING +	VALUE
SECURITY AND COMMODITY BROKERS - 0.35%
$100,000	Lehman Brothers Holdings, Inc Note	4.800	03/13/14	A1	$98,835
100,000	Morgan Stanley Note	5.300	03/01/13	Aa3	103,010

	TOTAL SECURITY AND COMMODITY BROKERS				201,845

TRANSPORTATION EQUIPMENT - 0.74%
100,000	Boeing Co/The Note	6.125	02/15/33	A3	108,052
100,000	DaimlerChrysler NA Holding Corp (Guarantee Note)	8.500	01/18/31	A3	124,133
100,000	General Dynamics Corp Note	3.000	05/15/08	A2	97,620
100,000	General Motors Acceptance Corp Note	6.750	12/01/14	Baa1	99,574

	TOTAL TRANSPORTATION EQUIPMENT				429,379

	TOTAL CORPORATE BONDS (Cost $18,470,386)				18,263,342

GOVERNMENT BONDS - 67.86%
AGENCY SECURITIES - 18.15%
2,000,000	Federal Home Loan Bank (FHLB)	2.500	04/11/06	Aaa	1,985,560
1,400,000	FHLB	2.875	05/22/06	Aaa	1,395,526
2,250,000	Federal Home Loan Mortgage Corp (FHLMC)	1.875	02/15/06	Aaa	2,221,282
1,500,000	FHLMC	7.000	03/15/10	Aaa	1,711,914
1,000,000	FHLMC	5.875	03/21/11	Aa2	1,079,649
1,215,000	Federal National Mortgage Association (FNMA)	3.375	12/15/08	Aaa	1,199,347
1,000,000	FNMA	4.625	10/15/14	Aaa	1,000,751

	TOTAL AGENCY SECURITIES				10,594,029

FOREIGN GOVERNMENT BONDS - 0.17%
100,000	Mexico Government International Bond Note	6.750	09/27/34	Baa2	98,750

	TOTAL FOREIGN GOVERNMENT BONDS				98,750

MORTGAGE BACKED SECURITIES - 31.48%
544,748	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		553,651
685,039	FGLMC	5.000	02/01/19		696,020
707,319	FGLMC	5.000	07/01/33		703,884
451,240	FGLMC	5.000	11/01/33		449,048
873,875	FGLMC	6.000	11/01/33		903,122
658,531	FGLMC	6.500	08/01/34		691,173
744,527	Federal National Mortgage Association (FNMA)	6.292	12/01/08		786,451
607,491	FNMA	6.000	02/01/18		636,908
264,061	FNMA	5.500	04/01/18		273,132
631,348	FNMA	5.500	04/01/18		653,034
183,882	FNMA	5.500	05/01/18		190,199
1,661,707	FNMA	5.000	01/01/19		1,689,893
437,782	FNMA	5.500	02/01/24		447,836
953,382	FNMA	5.500	07/01/24		975,030
905,563	FNMA	5.500	07/01/33		920,126
1,309,292	FNMA	5.500	07/01/33		1,330,347
454,656	FNMA	4.500	08/01/33		440,237
915,450	FNMA	6.000	10/01/33		947,023
1,806,862	FNMA	5.000	03/01/34		1,796,264
1,482,830	FNMA	5.500	11/01/34		1,506,268
771,972	Government National Mortgage Association (GNMA)	5.500	07/20/33		788,466
107,726	GNMA	5.000	03/15/34		107,859

TIAA-CREF Life Funds — Bond Fund

PRINCIPAL			RATE	MATURITY DATE	VALUE
$445,382		GNMA	5.000	06/15/34	$445,930
446,792		GNMA	5.000	11/15/34	447,342

		TOTAL MORTGAGE BACKED SECURITIES			18,379,243

U.S. TREASURY SECURITIES - 18.06%
1,870,000		U.S. Treasury Bond	8.000	11/15/21	2,567,585
690,000		U.S. Treasury Bond	5.375	02/15/31	745,952
581,915	k	U.S. Treasury Inflation Indexed Note	3.875	01/15/09	652,600
800,000		U.S. Treasury Note	2.625	05/15/08	782,206
1,000,000		U.S. Treasury Note	3.125	04/15/09	984,820
1,000,000		U.S. Treasury Note	4.000	06/15/09	1,019,050
2,250,000		U.S. Treasury Note	3.625	05/15/13	2,180,270
1,000,000		U.S. Treasury Note	4.250	08/15/13	1,007,700
600,000		U.S. Treasury Note	4.250	11/15/14	601,500

		TOTAL U.S. TREASURY SECURITIES			10,541,683

		TOTAL GOVERNMENT BONDS (Cost $39,457,432)			39,613,705

		TOTAL BONDS (Cost $57,927,818)			57,877,047

SHORT-TERM INVESTMENTS - 1.14%
U.S. GOVERNMENT AND AGENCY DISCOUNT NOTES - 1.14%
670,000		Federal Home Loan Bank (FHLB)	1.000	01/03/05	669,880

		TOTAL U.S. GOVERNMENT AND AGENCY DISCOUNT NOTES			669,880

		TOTAL SHORT-TERM INVESTMENTS (Cost $669,953)			669,880

		TOTAL PORTFOLIO - 100.29% (Cost $58,597,771)			58,546,927
		OTHER ASSETS AND LIABILITIES, NET - (0.29%)			(171,502)

		NET ASSETS - 100.00%			$58,375,425

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2004, the value of these securities amounted to $314,722 or 0.54% of net assets.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

v	Security valued at fair value.

+	As provided by Moody’s Investors Service (Unaudited)

TIAA-CREF Life Funds — Bond Fund

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $58,681,960. Net unrealized depreciation of portfolio investments aggregated $135,033, of which $377,169 related to appreciation portfolio investments and $512,202 related to depreciated portfolio investments.

TIAA-CREF Life Funds — Money Market Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS

TIAA-CREF LIFE Money Market Fund

December 31, 2004

PRINCIPAL			RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 100.33%
CERTIFICATE OF DEPOSIT - 4.89%
$800,000		Toronto Dominion Bank	2.015	03/10/05	$800,000
490,000		Wells Fargo	2.310	01/31/05	490,000

		TOTAL CERTIFICATE OF DEPOSIT			1,290,000

COMMERCIAL PAPER - 81.18%
380,000		Abbey National North America LLC	2.250	02/02/05	379,240
470,000		ABN Amro North America Finance, Inc	1.950	01/21/05	469,501
200,000		ABN Amro North America Finance, Inc	2.280	01/24/05	199,737
800,000		American Honda Finance Corp	2.190	01/25/05	798,832
380,000	c	Beta Finance, Inc	2.260	02/16/05	378,908
400,000	c	Beta Finance, Inc	2.400	03/15/05	398,053
720,000	c	BMW US Capital Corp	2.280	01/20/05	719,134
800,000		Canadian Imperial Bank of Commerce	2.350	02/15/05	797,650
800,000		Caterpillar Financial Services Corp	2.290	01/28/05	798,672
800,000	c	CC (USA), Inc	2.330	03/01/05	796,945
680,000	c	Corporate Asset Funding Corp, Inc	2.420	03/04/05	677,166
800,000	c	Delaware Funding Co LLC	2.340	01/24/05	798,804
370,000	c	Dorada Finance, Inc	2.120	02/08/05	369,195
400,000	c	Dorada Finance, Inc	2.260	02/22/05	398,694
800,000	c	Edison Asset Securitization, LLC	2.220	02/18/05	797,632
520,000		FCAR Owner Trust I	2.200	01/06/05	519,858
260,000	c	Fortune Brands	2.060	01/11/05	259,851
790,000		Goldman Sachs Group, Lp	2.330	01/03/05	789,898
785,000	c	Govco, Inc	2.210	01/12/05	784,515
700,000	c	Greyhawk Funding LLC	2.290	01/19/05	699,199
400,000	c	Kitty Hawk Funding Corp	2.360	02/15/05	398,870
300,000	c	Links Finance LLC	1.980	01/12/05	299,820
500,000	c	Links Finance LLC	2.350	03/01/05	498,074
800,000		Morgan Stanley Dean Witter	2.170	01/04/05	799,855
670,000		Paccar Financial Corp	2.100	01/27/05	668,984
670,000	c	Park Avenue Receivables Corp	2.350	02/04/05	668,513
800,000	c	Preferred Receivables Funding Corp	2.280	01/14/05	799,341
800,000	c	Private Export Funding Corporation	2.480	04/20/05	793,993
225,000		Rabobank USA Financial Corp	2.250	01/27/05	224,634
330,000	c	Ranger Funding Company LLC	2.470	03/15/05	328,414
450,000	c	Ranger Funding Company LLC	2.430	03/17/05	447,722
760,000		Royal Bank of Scotland plc	2.240	02/03/05	758,439
800,000	c	Sigma Finance, Inc	2.030	01/13/05	799,459
800,000		Societe Generale North America, Inc	2.450	03/28/05	795,318
500,000		UBS Finance, (Delaware), Inc	2.290	01/24/05	499,281
800,000	c	Yorktown Capital, LLC	2.440	03/17/05	795,933

		TOTAL COMMERCIAL PAPER			21,408,134

TIAA-CREF Life Funds — Money Market Fund

PRINCIPAL		RATE	MATURITY DATE	VALUE

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 14.26%
$100,000	Federal Farm Credit Bank (FFCB)	1.840	02/11/05	$99,790
130,000	FFCB	1.900	02/28/05	129,602
525,000	Federal Home Loan Bank (FHLB)	2.190	02/16/05	523,531
151,000	FHLB	2.520	05/06/05	148,667
730,000	Federal Home Loan Mortgage Corp (FHLMC)	2.320	02/22/05	727,997
200,000	FHLMC	1.510	03/10/05	199,430
155,000	FHLMC	2.450	03/29/05	154,082
250,000	Federal National Mortgage Association (FNMA)	1.240	01/07/05	249,933
85,000	FNMA	2.160	01/12/05	84,955
750,000	FNMA	2.250	02/01/05	748,547
700,000	FNMA	2.540	05/04/05	692,824

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			3,759,358

	TOTAL SHORT-TERM INVESTMENTS (Cost $ 26,457,492)			26,457,492

	TOTAL PORTFOLIO - 100.33% (Cost $ 26,457,492)			26,457,492
	OTHER ASSETS AND LIABILITIES, NET - (0.33)%			(86,206)

	NET ASSETS - 100.00%			$26,371,286

c	Commercial paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

At December 31, 2004, the aggregate cost of portfolio investments for federal income tax purposes was $26,457,492.

Item 11.	Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) Changes in internal controls. During the fourth quarter of 2004, certain policies, procedures and controls were implemented in TIAA-CREF’s information technology areas. These changes involved improved documentation, communication, training, and compliance monitoring over IT general controls and are intended to enhance IT processes, including those that support preparation of the financial statements. Efforts to ensure compliance with these policies are currently underway.

Item 12.	Exhibits.

12(a)(1) Code of Ethics (EX-99.CODE ETH)

12(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

12(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

12(b) Section 906 certification. (EX-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: March 7, 2005	By:	/s/ Bertram L. Scott
Bertram L. Scott Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 7, 2005	By:	/s/ Bertram L. Scott
Bertram L. Scott Executive Vice President (principal executive officer)

Date: March 7, 2005	By:	/s/ Elizabeth A. Monrad
Elizabeth A. Monrad Executive Vice President (principal financial officer)

EXHIBIT LIST

Item 12.	Exhibits.

12	(a)(1)	Code of Ethics (EX-99.CODE ETH)

12	(a)(2)(i)	Section 302 certification of the principal executive officer (EX-99.CERT)

12	(a)(2)(ii)	Section 302 certification of the principal financial officer (EX-99.CERT)

12	(b)	Section 906 certification (EX-99.906CERT)